UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 06/30/2010

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.8%)
Consumer Discretionary (19.6%)
Amazon.com, Inc.*	41,600	4,545
Blue Nile, Inc.*	62,200	2,928
Coach, Inc.	41,800	1,528
Deckers Outdoor Co.*	5,600	800
Lululemon Athletica, Inc.*	29,500	1,098
Netflix, Inc.*	21,800	2,369
Nordstrom, Inc.	46,800	1,506
Priceline.com, Inc.*	12,600	2,224
Urban Outfitters, Inc.*	45,000	1,548

		18,546

Financials (6.8%)
BlackRock, Inc.	21,600	3,097
Greenhill & Co., Inc.	13,700	838
MSCI, Inc., Cl A*	7,700	211
Portfolio Recovery Associates, Inc.*	29,600	1,977
Stifel Financial Corp.*	7,100	308

		6,431

Health Care (13.9%)
Celgene Corp.*	36,000	1,830
Covance, Inc.*	31,100	1,596
Dendreon Corp.*	12,000	388
Gilead Sciences, Inc.*	36,400	1,248
HMS Holdings Corp.*	18,500	1,003
IDEXX Laboratories, Inc.*(a)	23,300	1,419
Intuitive Surgical, Inc.*	6,300	1,988
Medco Health Solutions, Inc.*	43,600	2,401
Salix Pharmaceuticals Ltd.*	20,000	781
Vertex Pharmaceuticals, Inc.*	14,500	477

		13,131

Industrials (8.5%)
AECOM Technology Corp.*	55,700	1,284
American Superconductor Corp.*	60,400	1,612
First Solar, Inc.*	17,100	1,947
Precision Castparts Corp.	20,600	2,120
Shaw Group, Inc. (The)*	31,100	1,064

		8,027

Information Technology (46.3%)
Alliance Data Systems Corp.*	35,300	2,101
Altera Corp.	74,400	1,846
Apple, Inc.*	22,800	5,735
AsiaInfo Holdings, Inc.*	34,900	763
Baidu, Inc. SP ADR*	14,700	1,001
Broadcom Corp., Cl A	77,200	2,545
Cognizant Technology Solutions Corp., Cl A*	108,400	5,426
Concur Technologies, Inc.*	26,200	1,118
Cree, Inc.*	30,000	1,801
eBay, Inc.*	29,000	569
F5 Networks, Inc.*	30,900	2,119
Google, Inc., Cl A*	10,600	4,716
Isilon Systems, Inc.*	31,000	398
MercadoLibre, Inc.*	40,400	2,123
OpenTable, Inc.*	30,900	1,281
Paychex, Inc.	69,100	1,795
QUALCOMM, Inc.	111,200	3,652

	Shares or
	Principal
	Amount($)	Value($)
Sourcefire, Inc.*	30,400	578
VistaPrint NV*	88,900	4,222

		43,789

Telecommunication Services (4.7%)
NII Holdings, Inc.*	66,600	2,166
tw telecom, Inc.*	138,400	2,308

		4,474

Total Common Stocks		94,398

Short-Term Investment (1.5%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	1,407	1,407

Total Short-Term Investment		1,407

Money Market Fund (0.3%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	265,676	266

Total Money Market Fund		266

Total Investments (Cost $67,066)(d) — 101.6%		96,071
Liabilities in excess of other assets — (1.6)%		(1,480)

Net Assets — 100.0%		$94,591

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $1,401.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.6%)
Consumer Discretionary (19.4%)
Blue Nile, Inc.*	10,900	513
drugstore.com, Inc.*	70,000	216
Fuel Systems Solutions, Inc.*	5,000	130
hhgregg, Inc.*	7,900	184
J. Crew Group, Inc.*	9,000	331
Lululemon Athletica, Inc.*	12,800	476
Netflix, Inc.*	2,400	261
Priceline.com, Inc.*	3,600	635
Rue21, Inc.*	2,900	88
Tesla Motors, Inc.*	2,000	48

		2,882

Financials (5.1%)
Greenhill & Co., Inc.	2,500	153
IntercontinentalExchange, Inc.*	1,300	147
Portfolio Recovery Associates, Inc.*	6,800	454

		754

Health Care (19.2%)
Covance, Inc.*	5,500	282
Dendreon Corp.*	4,100	133
HMS Holdings Corp.*	10,500	569
Human Genome Sciences, Inc.*	3,000	68
IDEXX Laboratories, Inc.*(a)	4,100	250
Illumina, Inc.*	3,600	157
Intuitive Surgical, Inc.*	900	284
IPC The Hospitalist Co.*	6,500	163
Nektar Therapeutics*	6,100	74
Salix Pharmaceuticals Ltd.*	7,700	300
SXC Health Solutions Corp.*	6,200	454
Vertex Pharmaceuticals, Inc.*	3,700	122

		2,856

Industrials (7.9%)
A123 Systems, Inc.*(a)	5,400	51
American Superconductor Corp.*	19,000	507
Shaw Group, Inc. (The)*	8,900	304
Verisk Analytics, Inc., Cl A*	10,100	302

		1,164

Information Technology (47.3%)
Alliance Data Systems Corp.*	5,200	310
Altera Corp.	10,100	251
AsiaInfo Holdings, Inc.*	16,200	354
Concur Technologies, Inc.*	11,200	478
Constant Contact, Inc.*	11,300	241
Cree, Inc.*	7,200	432
F5 Networks, Inc.*	6,000	411
FactSet Research Systems, Inc.(a)	2,300	154
Isilon Systems, Inc.*	47,900	615
MercadoLibre, Inc.*	13,500	709
OpenTable, Inc.*	16,900	701
Pegasystems, Inc.	18,000	578
Skyworks Solutions, Inc.*	25,600	430
Sourcefire, Inc.*	19,000	361
VanceInfo Technologies, Inc., SP ADR*	10,000	233
VistaPrint NV*	12,800	608
WebMD Health Corp.*	3,400	158

	Shares or
	Principal
	Amount($)	Value($)
		7,024

Materials (0.7%)
STR Holdings, Inc.*	5,800	109

Total Common Stocks		14,789

Short-Term Investment (2.4%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	361	361

Total Short-Term Investment		361

Money Market Fund (0.3%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	38,601	39

Total Money Market Fund		39

Total Investments (Cost $10,588)(d) — 102.3%		15,189
Liabilities in excess of other assets — (2.3)%		(341)

Net Assets — 100.0%		$14,848

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $360.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (128.7%)
Foreign Common Stocks (128.7%)
Australia (5.0%)
Caltex Australia Ltd.	121,188	963
Fortescue Metals Group Ltd.*(a)	244,000	846
Macquarie Group Ltd.	32,085	1,002
TABCORP Holdings Ltd.(a)	178,951	953
Tatts Group Ltd.(a)	564,810	1,065
Tower Australia Group Ltd.	295,000	504

		5,333

Austria (1.0%)
OMV AG(a)	33,500	1,013

Belgium (1.4%)
Belgacom SA	46,200	1,461

Canada (5.8%)
Cameco Corp.(a)	47,500	1,011
Cenovus Energy, Inc.(a)	21,600	557
Cott Corp.*	65,200	380
Manulife Financial Corp.(a)	103,300	1,506
Research In Motion Ltd.*(a)	18,400	906
Rogers Communications, Inc. Cl B(a)	39,100	1,281
Teck Resources Ltd., Cl B(a)	15,700	464

		6,105

Cayman Islands (1.1%)
JA Solar Holdings Co. Ltd., SP ADR*	113,600	528
LDK Solar Co. Ltd., SP ADR*	119,200	617

		1,145

China (1.6%)
Perfect World Co. Ltd. SP ADR*	45,500	1,002
Yanzhou Coal Mining Co. Ltd., SP ADR	35,000	670

		1,672

Denmark (1.0%)
H. Lundbeck A/S(a)	34,300	469
Novozymes A/S, Cl B	5,000	537

		1,006

Finland (2.5%)
Fortum Corp.(a)	34,100	754
Nokia Corp. SP ADR	74,500	607
Sampo PLC, Cl A(a)	61,700	1,310

		2,671

France (7.5%)
BNP Paribas(a)	24,700	1,352
Bureau Veritas SA	20,600	1,121
Compagnie de Saint-Gobain(a)	13,400	506
Euler Hermes SA*	6,300	400
LVMH Moet Hennessy Louis Vuitton SA	9,800	1,076
Natixis*(a)	170,100	753
Sanofi-Aventis SP ADR	24,700	743
Vivendi(a)	72,800	1,497
Wendel	10,000	510

		7,958

Germany (10.8%)

	Shares or
	Principal
	Amount($)	Value($)
Allianz SE(a)	15,800	1,577
BASF SE(a)	50,000	2,763
Bayer AG(a)	28,000	1,572
Deutsche Bank AG(a)	25,200	1,436
Hannover Rueckversicherung AG(a)	40,200	1,735
Hochtief AG	12,000	724
Lanxess(a)	12,600	540
Muenchener Rueckversicherungs-Gesellschaft AG(a)	9,200	1,162

		11,509

Greece (1.8%)
Hellenic Telecommunications Organization SA	32,600	247
National Bank of Greece SA SP ADR	242,600	526
OPAP SA	67,500	843
Titan Cement Co. SA	17,752	335

		1,951

Hong Kong (1.5%)
Cathay Pacific Airways Ltd.	390,000	777
Yue Yuen Industrial (Holdings) Ltd.	254,000	794

		1,571

Ireland (1.0%)
Bank of Ireland SP ADR	125,500	413
James Hardie Industries SE*	131,076	692

		1,105

Israel (2.2%)
Partner Communications Co. Ltd., SP ADR(a)	42,100	642
Teva Pharmaceutical Industries Ltd. SP ADR(a)	31,600	1,643

		2,285

Italy (3.3%)
Enel SpA(a)	231,800	989
Mediaset SpA(a)	149,400	857
Parmalat SpA(a)	302,700	708
Telecom Italia SpA(a)	1,049,800	965

		3,519

Japan (26.8%)
Alfresa Holdings Corp.	11,500	558
Alps Electric Co. Ltd.*	122,600	1,067
Asahi Glass Co. Ltd.	109,000	1,039
Chiba Bank Ltd. (The)	189,000	1,152
Cosmo Oil Co. Ltd.	414,000	1,002
Daicel Chemical Industries Ltd.(a)	108,000	738
Fuji Heavy Industries Ltd.*(a)	234,000	1,271
Fujitsu Ltd.(a)	210,000	1,333
Hitachi Ltd.*(a)	376,000	1,378
Itochu Techno-Solutions Corp.(a)	134,000	1,069
JTEKT Corp.(a)	108,800	1,025
Kinden Corp.	90,000	771
Kuraray Co. Ltd.(a)	97,000	1,154
Maruichi Steel Tube Ltd.(a)	40,900	788
Medipal Holdings Corp.(a)	90,500	1,083
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Mitsubishi Chemical Holdings Corp.(a)	268,000	1,240
Mitsubishi UFJ Financial Group, Inc.	243,800	1,117
Mitsui Chemicals, Inc.(a)	253,000	718
Mitsui Mining & Smelting Co. Ltd.(a)	358,000	960
NHK Spring Co. Ltd.(a)	80,000	740
Nippon Electric Glass Co. Ltd.(a)	93,000	1,082
Oji Paper Co. Ltd.	159,000	786
Sega Sammy Holdings, Inc.	77,400	1,123
Sony Financial Holdings, Inc.(a)	391	1,317
Sumitomo Electric Industries Ltd.(a)	92,300	1,093
Tokyo Gas Co. Ltd.	247,000	1,132
Tosoh Corp.	282,000	740
Yamada Denki Co. Ltd.(a)	15,620	1,030

		28,506

Luxembourg (0.9%)
Ternium SA SP ADR	29,800	981

Mexico (2.6%)
Grupo Televisa SA SP ADR	66,400	1,156
Telefonos de Mexico SAB de CV SP ADR, Ser L(a)	113,700	1,604

		2,760

Netherlands (5.9%)
ASML Holding NV NYS	26,700	734
ING Groep NV SP ADR*(a)	96,200	713
Koninklijke (Royal) KPN NV(a)	128,200	1,642
Koninklijke DSM NV(a)	26,700	1,072
Royal Philips Electronics NV(a)	53,500	1,617
STMicroelectronics NV NYS(a)	59,300	469

		6,247

Norway (2.5%)
DnB NOR ASA(a)	114,400	1,110
Orkla ASA	80,600	520
StatoilHydro ASA SP ADR(a)	51,800	992

		2,622

Portugal (2.4%)
Banco Espirito Santo SA	220,200	875
Energias de Portugal SA	308,000	919
Jeronimo Martins SGPS SA	86,400	796

		2,590

Russian Federation (0.8%)
Gazprom SP ADR(a)	45,200	850

Singapore (4.7%)
Oversea-Chinese Banking Corp. Ltd.	186,000	1,179
SembCorp Industries Ltd.	417,000	1,216
Singapore Airlines Ltd.	109,000	1,138
Singapore Press Holdings Ltd.	545,000	1,476

		5,009

South Africa (1.1%)
Metropolitan Holdings Ltd.	199,900	419
Sasol, Ltd., SP ADR(a)	20,900	737

		1,156

Spain (6.1%)

	Shares or
	Principal
	Amount($)	Value($)
Abertis Infraestructuras SA	3,425	50
Acerinox SA	89,700	1,407
Banco Espanol de Credito SA	111,400	891
Criteria Caixacorp SA	178,300	733
Endesa SA	46,800	1,001
Fomento de Construcciones y Contratas SA	24,656	532
Indra Sistemas SA	53,000	854
Red Electrica Corporacion SA	29,000	1,044

		6,512

Sweden (3.5%)
Autoliv, Inc.*(a)	15,300	732
Boliden AB(a)	40,500	453
Electrolux AB, Ser B	22,900	528
Investor AB, Cl B	65,100	1,061
TeliaSonera AB(a)	153,500	992

		3,766

Switzerland (3.7%)
Novartis AG SP ADR(a)	11,000	532
Roche Holding AG SP ADR(a)	32,200	1,104
Schindler Holding AG(a)	15,500	1,315
Swiss Life Holding AG	10,000	965

		3,916

United Kingdom (20.2%)
Amlin PLC(a)	254,200	1,473
AstraZeneca PLC SP ADR(a)	31,500	1,485
BAE Systems PLC(a)	264,800	1,240
BHP Billiton PLC SP ADR(a)	13,800	710
BP PLC SP ADR(a)	52,900	1,528
BT Group PLC(a)	830,800	1,615
Compass Group PLC(a)	96,300	736
Diageo PLC SP ADR(a)	17,100	1,073
G4S PLC(a)	208,200	831
GlaxoSmithKline PLC SP ADR(a)	45,400	1,544
Kazakhmys PLC(a)	54,900	815
Ladbrokes PLC	376,400	715
Logica PLC	450,000	734
Old Mutual PLC	202,500	313
Reckitt Benckiser Group PLC(a)	22,400	1,048
Rio Tinto PLC SP ADR	23,900	1,042
Royal Dutch Shell PLC SP ADR(a)	31,300	1,572
Thomas Cook Group PLC(a)	264,000	704
TUI Travel PLC	163,700	512
Unilever PLC SP ADR(a)	47,400	1,267
Vedanta Resources PLC(a)	17,000	540

		21,497

Total Foreign Common Stocks		136,716

Warrant — Foreign (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA	79,100	4

Total Warrant — Foreign		4

Short-Term Investment (0.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 07/01/10(b)	26	26
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Total Short-Term Investment		26

Total Investments —128.7%
Total Long Positions (Cost $149,674)(c)		136,746
Other assets in excess of liabilities — 0.4%		432
Short Positions (see summary below) —(29.1)%		(30,900)

Net Assets — 100.0%		$106,278

Short Positions ((29.1)%)
Foreign Common Stocks Sold Short ((28.4)%)
Austria ((0.5)%)
Oesterreichische Elektrizitaetswirtschafts AG, Cl A	(16,300)	(501)

Belgium ((1.0)%)
UCB SA	(32,800)	(1,036)

Canada ((1.5)%)
Suncor Energy, Inc.	(23,600)	(695)
Thomson Reuters Corp.	(23,600)	(846)

		(1,541)

Cayman Islands ((0.5)%)
Ctrip.com International Ltd. SP ADR*	(15,100)	(567)

France ((1.4)%)
Air France — KLM*	(60,700)	(729)
PPR	(5,900)	(740)

		(1,469)

Germany ((0.9)%)
Deutsche Boerse AG	(16,000)	(979)

Hong Kong ((1.2)%)
China Unicom Ltd.	(96,900)	(1,289)

Japan ((13.0)%)
ABC-MART, Inc.	(19,900)	(785)
Canon Marketing Japan, Inc.	(52,000)	(738)
CHIYODA Corp.	(98,000)	(724)
DENSO Corp.	(26,600)	(745)
Fast Retailing Co., Ltd.	(5,100)	(780)
Hokkaido Electric Power Co., Inc.	(52,500)	(1,134)
Mitsubishi Tanabe Pharma Corp.	(55,000)	(842)
Odakyu Electric Railway Co. Ltd.	(135,000)	(1,165)
Olympus Corp.	(31,000)	(744)
Sony Corp.	(39,500)	(1,054)
Sysmex Corp.	(12,900)	(738)
Terumo Corp.	(22,000)	(1,065)
TOHO CO. Ltd.	(46,500)	(777)
Tohoku Electric Power Co., Inc.	(50,900)	(1,097)
Toyota Motor Corp. SP ADR	(11,000)	(754)
Yaskawa Electric Corp.	(95,000)	(715)

		(13,857)

Jersey ((2.4)%)
Experian PLC	(86,100)	(754)
Petrofac Ltd.	(46,700)	(827)
Randgold Resources Ltd. SP ADR	(10,300)	(976)

		(2,557)

Philippines ((0.5)%)

	Shares or
	Principal
	Amount($)	Value($)
Phillippine Long Distance Telephone Co. SP ADR	(10,400)	(530)

Sweden ((0.7)%)
SSAB AB, Ser A	(50,600)	(687)

Switzerland ((3.4)%)
Holcim Ltd.	(16,900)	(1,143)
Lonza Group AG	(8,200)	(550)
SGS SA	(552)	(749)
Synthes, Inc.	(10,100)	(1,167)

		(3,609)

United Kingdom ((1.4)%)
Autonomy Corp. PLC*	(28,700)	(788)
Inmarsat PLC	(69,100)	(737)

		(1,525)

Total Foreign Common Stocks Sold Short		(30,147)

Foreign Preferred Stocks Sold Short ((0.7)%)
Germany ((0.7)%)
Porsche Automobil Holding SE	(17,500)	(753)

Total Foreign Preferred Stocks Sold Short		(753)

Total Investment Securities Sold Short (Proceeds $31,349)		(30,900)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

NYS	New York Registered Shares

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund
The investment considerations for the International Equity 130/30 Fund as a percentage of net assets, by sector, as of June 30, 2010, were as follows:

Long

Financials	25.5%
Materials	19.1
Consumer Discretionary	17.7
Industrials	16.1
Information Technology	10.6
Health Care	10.1
Telecommunication Services	9.8
Energy	9.3
Utilities	5.5
Consumer Staples	5.0
Short-Term Investment	—

Short

Consumer Discretionary	(6.0)
Industrials	(5.5)
Health Care	(5.1)
Utilities	(2.6)
Telecommunication Services	(2.4)
Materials	(1.7)
Information Technology	(1.4)
Consumer Staples	(1.4)
Energy	(1.4)
Financials	(0.9)
Media	(0.7)
Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (0.8%)
Ashland, Inc.	27,691	1,285
USEC, Inc.*	144,040	686

Total Common Stocks		1,971

Foreign Common Stocks (95.6%)
Australia (4.0%)
Australia & New Zealand Banking Group Ltd.	44,890	816
Bendigo & Adelaide Bank Ltd.	118,349	815
Downer EDI Ltd.	215,879	654
Macquarie Group Ltd.	21,663	677
National Australia Bank Ltd.	121,032	2,371
New Hope Corp. Ltd.	427,339	1,589
Qantas Airways Ltd.*	1,204,290	2,230

		9,152

Austria (2.3%)
Erste Group Bank AG	30,228	974
OMV AG	72,339	2,188
Voestalpine AG(a)	75,165	2,078

		5,240

Belgium (0.4%)
Anheuser-Busch InBev NV	18,637	906

Bermuda (0.8%)
Texwinca Holdings Ltd.	1,945,721	1,899

Brazil (1.6%)
Gerdau SA	62,474	822
Gerdau SA SP ADR	8,830	117
Petroleo Brasileiro SA	135,811	2,029
Vivo Participacoes SA	26,821	697

		3,665

Canada (0.5%)
Research In Motion Ltd.*	25,185	1,241

Cayman Islands (0.5%)
Mindray Medical International Ltd., SP ADR(a)	21,721	683
Pacific Textiles Holdings Ltd.	781,429	391

		1,074

China (0.9%)
PetroChina Co. Ltd., Cl H	1,892,061	2,131

France (10.0%)
Bouygues SA	35,710	1,394
Capgemini SA	35,186	1,561
Credit Agricole SA	151,661	1,601
PSA Peugeot Citroen SA*	63,170	1,627
Publicis Groupe(a)	67,129	2,699
Sanofi-Aventis	63,242	3,830
Schneider Electric SA	19,849	2,030
Societe Generale(a)	81,375	3,413
Vinci SA(a)	55,080	2,313
Vivendi(a)	120,718	2,482

		22,950

Germany (10.7%)
Adidas AG	25,095	1,227
Allianz SE	34,805	3,473
BASF SE	88,003	4,864

	Shares or
	Principal
	Amount($)	Value($)
Deutsche Bank AG	62,180	3,544
Deutsche Bank AG GRS	11,874	667
Deutsche Lufthansa AG*	141,595	1,976
HeidelbergCement AG	37,319	1,793
MAN AG	29,113	2,417
Siemens AG	38,671	3,507
Stada Arzneimittel AG	34,348	1,142

		24,610

Greece (0.2%)
National Bank of Greece SA*	50,107	546

Hong Kong (3.6%)
BOC Hong Kong Holdings Ltd.	1,005,500	2,306
Industrial & Commercial Bank of China (Asia) Ltd.	2,196,194	5,853

		8,159

Hungary (0.3%)
OTP Bank PLC*	38,840	794

India (1.9%)
ICICI Bank Ltd., SP ADR	37,772	1,365
Satyam Computer Services Ltd. SP ADR*(a)	389,627	2,002
Tata Steel Ltd.	98,086	1,026

		4,393

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. SP ADR	18,820	978

Italy (1.9%)
Intesa Sanpaolo SpA	526,466	1,406
UniCredito Italiano SpA	1,354,927	3,047

		4,453

Japan (14.9%)
ARCS Co. Ltd.	39,800	539
FUJI OIL CO. Ltd.	51,000	756
Fuji Photo Film Co. Ltd.	97,900	2,866
Honda Motor Co. Ltd.	107,088	3,146
Itochu Techno-Solutions Corp.	615,780	4,911
Miraca Holdings, Inc.	26,300	794
Mitsubishi UFJ Financial Group, Inc.	486,402	2,228
Mitsui & Co. Ltd.	281,278	3,354
Nidec Corp.	10,200	865
NIPPON SHOKUBAI Co. Ltd.	234,000	2,242
Nippon Telegraph & Telephone Corp.	30,016	1,236
NSK-NAKANISHI, Inc	2,920	251
Okinawa Electric Power Co., Inc. (The)	22,200	1,129
Shin-Etsu Chemical Co. Ltd.	63,014	2,976
Sumitomo Corp.	198,244	2,012
Sumitomo Mitsui Financial Group, Inc.	62,505	1,795
Takata Corp.	95,539	1,959
TS TECH Co. Ltd.	67,686	1,073

		34,132

Luxembourg (0.9%)
ArcelorMittal	72,332	1,977

Netherlands (2.4%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
ING Groep NV*	398,287	3,008
Koninklijke Ahold NV	196,285	2,439

		5,447

Norway (2.6%)
Acergy SA	118,581	1,783
Subsea 7, Inc.*(a)	103,554	1,573
Telenor ASA	207,987	2,643

		5,999

Russian Federation (2.4%)
Gazprom	171,697	3,278
JSC MMC Norilsk Nickel*	67,515	980
VimpelCom Ltd., SP ADR*	75,962	1,229

		5,487

Singapore (2.7%)
Midas Holdings Ltd.(a)	2,016,706	1,319
Parkway Holdings Ltd.	172,000	439
SIA Engineering Co. Ltd.	327,406	931
United Overseas Bank Ltd.	157,520	2,209
Venture Corp. Ltd.	189,685	1,211

		6,109

South Korea (1.2%)
Kia Motors Corp.	32,480	869
Korea Gas Corp.	30,138	1,037
POSCO	564	216
POSCO SP ADR	6,138	579

		2,701

Spain (2.3%)
Banco Santander Central Hispano SA	157,017	1,678
Telefonica SA	190,754	3,558

		5,236

Sweden (0.9%)
Alfa Laval AB	152,637	2,001

Switzerland (8.5%)
ABB Ltd.	151,721	2,671
Nestle SA	136,752	6,625
Roche Holding AG	27,985	3,872
Swiss Re	48,837	2,027
Transocean Ltd.*	36,096	1,672
UBS AG*	193,196	2,593

		19,460

Taiwan (1.2%)
Compal Electronics, Inc.	934,920	1,125
Lite-On Technology Corp.	1,419,609	1,570

		2,695

Thailand (0.4%)
Bangkok Dusit Medical Services Public Co. Ltd.	1,078,500	974

Turkey (0.6%)
Tofas Turk Otomobil Fabrikasi AS	407,276	1,390

United Kingdom (14.6%)
AMEC PLC	73,067	902
Aviva PLC	361,240	1,695
BAE Systems PLC	312,447	1,463
Barclays PLC	1,009,112	4,079

	Shares or
	Principal
	Amount($)	Value($)
British American Tobacco PLC	102,923	3,285
G4S PLC	469,761	1,876
GlaxoSmithKline PLC	60,901	1,040
Lloyds Banking Group PLC*	2,897,170	2,324
Logica PLC	511,548	835
Rio Tinto PLC SP ADR(a)	62,443	2,723
Royal Dutch Shell PLC SP ADR	50,816	2,453
Royal Dutch Shell PLC, Cl A	110,829	2,816
Royal Dutch Shell PLC, Cl B	113,076	2,755
SABMiller PLC	99,860	2,818
Xstrata PLC	189,259	2,507

		33,571

Total Foreign Common Stocks		219,370

Foreign Preferred Stock (0.7%)
Brazil (0.7%)
Vale SA, Cl A	78,233	1,656

Total Foreign Preferred Stock		1,656

Short-Term Investments (4.5%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 07/01/10(b)	832	832
RidgeWorth Funds Securities Lending Joint Account(c)(d)	9,422	9,422

Total Short-Term Investments		10,254

Total Investments (Cost $225,723)(e) — 101.6%		233,251
Liabilities in excess of other assets — (1.6)%		(3,730)

Net Assets — 100.0%		$229,521

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $9,361.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	Affiliated investment.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

GRS	Global Registered Shares

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund
The investment concentrations for the International Equity Fund as a percentage of net assets, by sector, as of June 30, 2010, were as follows:

Financials	24.1%
Industrials	15.6
Materials	13.4
Energy	11.3
Consumer Discretionary	8.2
Consumer Staples	7.6
Health Care	6.1
Information Technology	5.8
Telecommunication Services	4.1
Short-Term Investments	4.5
Utilities	0.9
See Notes to Schedules of Portfolio Investments.

At June 30, 2010, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount in	Contract		Unrealized
	Delivery	Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Short:
Australian Dollar	07/02/10	1,200	1,021	1,010	11
Australian Dollar	07/06/10	1,186	1,000	998	2
Hong Kong Dollar	07/06/10	779	100	100	—
Japanese Yen	07/02/10	18,941	214	214	—
Japanese Yen	07/06/10	13,531	153	153	—
Singapore Dollar	07/02/10	304	217	217	—

Total Short Contracts			$2,705	$2,692	$13

		Contract
		Amount in	Contract		Unrealized
	Delivery	Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Long:
Norwegian Krone	07/01/10	2,961	460	455	(5)

Total Long Contracts			$460	$455	$(5)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (96.1%)
Australia (4.2%)
AGL Energy Ltd.	18,899	234
Alumina Ltd.	102,732	132
Amcor Ltd.	51,409	276
AMP Ltd.	86,251	378
Aristocrat Leisure Ltd.	16,840	52
Arrow Energy Ltd.*	24,666	101
Asciano Group*	123,195	168
ASX Ltd.	7,254	178
Australia & New Zealand Banking Group Ltd.	106,645	1,939
AXA Asia Pacific Holdings Ltd.	43,514	200
Bendigo & Adelaide Bank Ltd.	14,747	102
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	141,291	4,476
Billabong International Ltd.	8,518	63
BlueScope Steel Ltd.*	76,767	136
Boral Ltd.	25,059	102
Brambles Ltd.	59,466	273
Caltex Australia Ltd.	5,682	45
CFS Retail Property Trust	73,990	118
Coca-Cola Amatil Ltd.	23,632	238
Cochlear Ltd.	2,384	149
Commonwealth Bank of Australia	64,592	2,644
Computershare Ltd.	18,711	167
Crown Ltd.	19,036	124
CSL Ltd.	23,436	643
CSR Ltd.	63,780	90
Dexus Property Group	200,654	130
Energy Resources of Australia Ltd.	2,811	31
Fairfax Media Ltd.(c)	89,122	99
Fortescue Metals Group Ltd.*	52,272	181
Foster’s Group Ltd.	81,270	386
Goodman Fielder Ltd.	58,116	66
Goodman Group	261,264	140
GPT Group	74,212	175
Harvey Norman Holdings Ltd.	22,359	62
Incitec Pivot Ltd.	68,411	157
Insurance Australia Group Ltd.	87,524	251
Leighton Holdings Ltd.	5,665	138
Lend Lease Group	22,633	140
Macarthur Coal Ltd.	5,400	55
Macquarie Group Ltd.	14,097	440
Macquarie Infrastructure Group	95,222	83
MAP Group	31,348	71
Metcash Ltd.	32,236	114
Mirvac Group Ltd. REIT	125,766	139
National Australia Bank Ltd.	89,233	1,748
Newcrest Mining Ltd.	20,352	601
OneSteel Ltd.	55,928	140
Orica Ltd.	15,200	322
Origin Energy Ltd.	36,978	465
OZ Minerals Ltd.*	131,414	106
Paladin Energy Ltd.*	28,682	87
Qantas Airways Ltd.*	46,727	87
QBE Insurance Group Ltd.	43,164	661
Rio Tinto Group Ltd.	18,344	1,029
Santos Ltd.	35,039	372

	Shares or
	Principal
	Amount($)	Value($)
Sims Metal Management Ltd.	6,852	99
Sonic Healthcare Ltd.	15,533	136
SP Ausnet	56,945	37
Stockland Trust Group	100,331	314
Suncorp-Metway Ltd.	53,502	362
TABCORP Holdings Ltd.	25,589	136
Tatts Group Ltd.	53,707	101
Telstra Corp. Ltd.	183,352	501
Toll Holdings Ltd.	27,973	129
Transurban Group(c)	53,605	191
Wesfarmers Ltd.	42,318	1,020
Wesfarmers Ltd. PPS	6,399	155
Westfield Group REIT	92,300	946
Westpac Banking Corp.	125,314	2,239
Woodside Petroleum Ltd.	22,906	807
Woolworths Ltd.	52,203	1,187
WorleyParsons Ltd.	8,057	151

		30,015

Austria (1.5%)
Erste Group Bank AG	78,698	2,536
Immofinanz AG*	414,226	1,079
OMV AG	62,465	1,890
Raiffeisen International Bank-Holding AG*(c)	22,547	868
Telekom Austria AG	138,420	1,546
Verbund AG	31,450	967
Vienna Insurance Group(c)	15,994	671
Voestalpine AG(c)	45,761	1,265

		10,822

Belgium (2.0%)
Anheuser-Busch InBev NV	122,836	5,969
Belgacom SA	25,880	818
Colruyt SA	2,563	605
Compagnie Nationale a Portefeuille	4,682	200
Delhaize Group	17,165	1,254
Dexia SA*(c)	201,307	711
Fortis(c)	380,127	860
Groupe Bruxelles Lambert SA	13,730	959
KBC Bank & Insurance Holding Co. NV*	27,392	1,066
Mobistar SA	4,597	245
Solvay SA	10,090	866
UCB SA	17,156	542
Umicore	19,395	566

		14,661

Bermuda (0.0%)
Mongolia Energy Corp. Ltd.*	88,000	31
Noble Group Ltd.	147,000	180

		211

Cayman Islands (0.0%)
Lifestyle International Holdings Ltd.	16,500	32
Sands China Ltd.*	60,800	91
Wynn Macau Ltd.*	44,428	74

		197

Cyprus (0.1%)
Bank of Cyprus Public Co. Ltd.	202,431	817

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Denmark (1.4%)
A.P. Moller-Maersk A/S	143	1,138
A.P. Moller-Maersk A/S, Cl A	67	514
Carlsberg A/S, Cl B	11,799	905
Coloplast A/S, Cl B	2,512	250
Danske Bank A/S*	52,600	1,020
DSV A/S	23,077	335
Novo Nordisk A/S, Cl B	49,937	4,051
Novozymes A/S, Cl B	5,092	546
Tryg A/S	2,819	149
Vestas Wind Systems A/S*	23,585	989
William Demant Holding*	2,606	191

		10,088

Finland (1.0%)
Elisa Oyj	10,116	176
Fortum Corp.	33,783	747
Kesko Oyj, B Shares	5,075	165
Kone Oyj, Cl B	11,722	469
Metso Corp.	9,714	315
Neste Oil Oyj	9,749	142
Nokia Corp., Cl A	284,769	2,336
Nokian Renkaat Oyj	8,185	202
Orion Oyj, Cl B	6,852	129
Outokumpu Oyj	9,706	147
Pohjola Bank PLC	10,500	108
Rautaruukki Oyj	6,399	94
Sampo PLC, Cl A	31,954	679
Sanoma Oyj	6,126	106
Stora Enso Oyj	44,240	323
UPM-Kymmene Oyj	39,533	528
Wartsila Corp.(c)	5,998	275

		6,941

France (10.9%)
Accor(c)	13,773	644
Aeroports De Paris	2,785	180
Air France-KLM*	12,705	153
Air Liquide SA	29,033	2,963
Alcatel*	217,904	565
Alstom(c)	19,335	886
Atos Origin SA*	4,255	173
AXA SA	161,463	2,516
bioMerieux	1,111	115
BNP Paribas	89,139	4,880
Bouygues SA	21,650	845
Bureau Veritas SA	4,588	250
Capgemini SA	13,747	610
Carrefour SA	56,304	2,254
Casino Guichard-Perrachon SA	5,186	396
Christian Dior SA	5,972	577
CNP Assurances SA	3,486	238
Compagnie de Saint-Gobain	36,158	1,366
Compagnie Generale de Geophysique-Veritas*	13,499	244
Compagnie Generale des Etablissements Michelin, Cl B	13,858	978
Credit Agricole SA	87,225	921
Danone SA	54,758	2,959
Dassault Systemes SA(c)	5,536	338
Eiffage SA(c)	3,802	166
Electricite de France(c)	24,342	935

	Shares or
	Principal
	Amount($)	Value($)
Eramet	496	124
Essilor International SA	19,249	1,153
Eurazeo	2,749	159
European Aeronautic Defence & Space Co.*	38,362	791
Eutelsat Communications	9,313	314
Fonciere des Regions	2,281	190
France Telecom SA(c)	174,287	3,044
GDF SUEZ	116,898	3,359
Gecina SA	1,760	160
Groupe Eurotunnel SA	45,163	308
Hermes International	4,955	660
Icade	2,187	185
Iliad SA	1,529	119
Imerys	3,554	183
Ipsen SA	2,777	85
JC Decaux SA*	6,237	147
Klepierre	8,561	238
L’Oreal SA	22,530	2,231
Lafarge SA	18,848	1,039
Lagardere SCA	11,099	349
Legrand SA	12,389	370
LVMH Moet Hennessy Louis Vuitton SA	23,051	2,531
M6 Metropole Television	6,058	124
Natixis*	82,022	363
Neopost SA(c)	2,931	213
PagesJaunes SA(c)	11,885	123
Pernod Ricard(c)	18,600	1,455
Pinault-Printemps-Redoute SA	7,134	895
PSA Peugeot Citroen SA*	14,303	368
Publicis Groupe(c)	12,081	486
Renault SA*	18,079	681
Safran SA	15,670	440
Sanofi-Aventis	99,161	6,005
Schneider Electric SA	22,231	2,274
Scor SE	15,576	299
Societe BIC	2,503	178
Societe Generale(c)	59,515	2,496
Societe Television Francaise 1	11,039	145
Sodexho Alliance SA	8,869	496
Suez Environnement SA	25,324	421
Technip SA	9,245	538
Thales SA	8,424	273
Total SA	198,689	8,980
Unibail-Rodamco	8,587	1,415
Vallourec SA(c)	5,109	892
Veolia Environnement	32,458	768
Vinci SA	40,917	1,718
Vivendi	115,522	2,375

		78,312

Germany (13.6%)
Adidas AG	31,407	1,535
Allianz SE	68,104	6,797
BASF SE	137,822	7,617
Bayer AG	124,083	6,964
Bayerische Motoren Werke AG	49,683	2,439
Bayerische Motoren Werke AG	7,835	275
Beiersdorf AG	15,140	836
Celesio AG	11,483	253
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Commerzbank AG*(c)	106,363	754
Continental AG*	7,561	392
Daimler AG*	135,344	6,940
Deutsche Bank AG	93,188	5,311
Deutsche Boerse AG	29,254	1,791
Deutsche Lufthansa AG*	34,355	480
Deutsche Post AG	126,988	1,869
Deutsche Postbank AG*	13,132	383
Deutsche Telekom AG	425,367	5,056
E.ON AG	270,210	7,348
Fraport AG	5,511	236
Fresenius SE	4,238	281
GEA Group AG	24,829	499
Hannover Rueckversicherung AG	9,048	391
HeidelbergCement AG	21,103	1,014
Henkel AG & KGaA Vorzug	26,734	1,309
Henkel KGaA	19,489	800
Hochtief AG	6,835	412
Infineon Technologies AG*	163,069	964
K+S AG	21,539	1,000
Linde AG	25,333	2,679
MAN AG	15,866	1,317
Merck KGaA	9,697	712
Metro AG	19,472	999
Muenchener Rueckversicherungs-Gesellschaft AG	29,622	3,741
Puma AG Rudolf Dassler Sport	795	216
RWE AG	62,823	4,133
Salzgitter AG	6,314	380
SAP AG(c)	128,782	5,771
Siemens AG	123,460	11,198
Suedzucker AG	9,945	181
ThyssenKrupp AG	50,178	1,253
TUI AG*	20,762	184
United Internet AG	18,002	200
Volkswagen AG	4,426	377
Wacker Chemie AG	2,350	342

		97,629

Greece (1.1%)
Alpha Bank A.E.*	190,019	939
Coca-Cola Hellenic Bottling Co. SA	65,156	1,405
EFG Eurobank Ergasias SA*	115,146	518
Hellenic Telecommunications Organization SA	87,353	662
National Bank of Greece SA*	228,968	2,494
OPAP SA	79,501	993
Piraeus Bank SA*	119,786	511
Public Power Corp. SA*	41,335	595

		8,117

Hong Kong (0.9%)
Bank of East Asia Ltd.	44,002	160
BOC Hong Kong Holdings Ltd.	110,050	252
Cathay Pacific Airways Ltd.	34,000	68
Cheung Kong (Holdings) Ltd.	40,000	464
Cheung Kong Infrastructure Holdings Ltd.	13,000	48
CLP Holdings Ltd.	58,483	424
Esprit Holdings Ltd.	34,207	187

	Shares or
	Principal
	Amount($)	Value($)
Foxconn International Holdings Ltd.*(c)	60,495	40
Hang Lung Group Ltd.	23,000	125
Hang Lung Properties Ltd.	59,317	230
Hang Seng Bank Ltd.	22,806	306
Henderson Land Development Co. Ltd.	30,847	182
Hong Kong & China Gas Co. Ltd. (The)	141,563	352
Hong Kong Electric Holdings Ltd.	39,836	238
Hong Kong Exchanges & Clearing Ltd.	30,150	475
Hopewell Holdings Ltd.	16,500	47
Hutchison Whampoa Ltd.	60,650	376
Hysan Development Co. Ltd.	18,000	51
Kerry Properties Ltd.	20,377	89
Li & Fung Ltd.	65,671	296
Link REIT (The)	66,463	166
MTR Corp. Ltd.	40,866	140
New World Development Co. Ltd.	73,117	120
NWS Holdings Ltd.	24,718	45
Orient Overseas International Ltd.*	6,000	43
PCCW Ltd.	106,000	31
Shangri-La Asia Ltd.	38,000	71
Sino Land Co. Ltd.	48,512	87
Sun Hung Kai Properties Ltd.	41,166	568
Swire Pacific Ltd.	21,847	250
Television Broadcasts Ltd.	8,142	38
Wharf Holdings Ltd. (The)	39,691	194
Wheelock Properties Ltd.	26,000	74
Wing Hang Bank Ltd.	5,049	50
Yue Yuen Industrial (Holdings) Ltd.	23,000	72

		6,359

Ireland (0.9%)
Anglo Irish Bank Corp. PLC*(c)	143,993	38
Anglo Irish Bank Corp. PLC*	8,839	2
CRH PLC	190,136	3,985
Elan Corp. PLC*	148,263	678
James Hardie Industries SE*	18,293	96
Kerry Group PLC, Cl A	41,814	1,166
Ryanair Holdings PLC*	110,259	485

		6,450

Israel (0.8%)
Bank Hapoalim BM*	73,478	266
Bank Leumi Le-Israel*	88,002	315
Bezeq Israeli Telecommunication Corp. Ltd.	128,159	281
Cellcom Israel Ltd.	3,418	86
Discount Investment Corp.	1,709	27
Elbit Systems Ltd.	1,709	87
Israel Chemicals Ltd.	32,467	340
Israel Discount Bank Ltd., Cl A*	39,302	67
Makhteshim-Agan Industries Ltd.	17,942	60
Mizrahi Tefahot Bank Ltd.*	9,398	69
NICE Systems Ltd.*	4,272	107
Ormat Industries Ltd.	4,272	32
Partner Communications Co. Ltd.	5,981	92
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Teva Pharmaceutical Industries Ltd. SP ADR	69,257	3,601

		5,430

Italy (8.8%)
A2A SpA	283,590	390
Assicurazioni Generali SpA	301,976	5,328
Autogrill SpA*	29,622	357
Autostrade SpA	61,788	1,102
Banca Carige SpA	146,144	288
Banca Monte dei Paschi di Siena SpA*	573,758	656
Banca Popolare di Milano Scarl SpA	101,972	424
Banco Popolare Scarl	165,649	922
Beni Stabili SpA*	11,982	9
Enel SpA	1,702,349	7,264
Eni SpA	673,320	12,506
Exor SpA	16,567	282
Fiat SpA	197,740	2,059
Finmeccanica SpA	104,663	1,093
Intesa Sanpaolo SpA	1,991,937	5,322
Intesa Sanpaolo SpA	241,161	486
Luxottica Group SpA	30,040	732
Mediaset SpA	183,301	1,051
MEDIOBANCA — Banca di Credito Finanziario SpA*	122,477	922
Mediolanum SpA(c)	56,740	224
Parmalat SpA	446,761	1,046
Pirelli & C. SpA	676,712	377
Prysmian SpA	47,000	680
Saipem SpA	68,471	2,112
Snam Rete Gas SpA	369,396	1,480
Telecom Italia SpA	2,421,362	2,694
Telecom Italia SpA	1,558,495	1,432
Terna SpA	336,365	1,214
UniCredito Italiano SpA	3,986,095	8,963
Unione di Banche Italiane Scpa	157,080	1,364

		62,779

Ivory Coast (0.0%)
ASM Pacific Technology Ltd.	5,579	44

Japan (21.1%)
77 Bank Ltd.	23,795	129
ABC-Mart, Inc.	1,700	67
ACOM Co. Ltd.	2,910	38
Advantest Corp.	11,798	251
AEON Co. Ltd.	43,919	469
AEON Credit Service Co. Ltd.	5,400	49
AEON MALL Co. Ltd.	6,420	129
Air Water, Inc.	10,000	110
Aisin Seiki Co. Ltd.	13,997	382
Ajinomoto Co., Inc.	45,670	417
Alfresa Holdings Corp.	2,500	121
All Nippon Airways Co. Ltd.*(c)	57,236	183
Amada Co. Ltd.	23,386	156
Aozora Bank Ltd.	34,000	45
Asahi Breweries Ltd.	28,256	482
Asahi Glass Co. Ltd.	77,887	743
Asahi Kasei Corp.	95,113	502
ASICS Corp.	10,945	102

	Shares or
	Principal
	Amount($)	Value($)
Astellas Pharma, Inc.	33,555	1,135
Bank of Kyoto Ltd. (The)	21,560	179
Bank of Yokohama Ltd. (The)	92,620	428
Benesse Holdings, Inc.	5,116	233
Bridgestone Corp.	47,882	766
Brother Industries Ltd.	17,800	187
Canon Marketing Japan, Inc.	4,700	67
Canon, Inc.	83,508	3,146
Casio Computer Co. Ltd.	17,133	104
Central Japan Railway Co.	111	922
Chiba Bank Ltd. (The)	52,136	318
Chiyoda Corp.	10,714	79
Chubu Electric Power Co., Inc.	48,830	1,216
Chugai Pharmaceutical Co. Ltd.	16,230	291
Chugoku Bank Ltd. (The)	12,000	143
Chugoku Electric Power Co., Inc. (The)	21,715	449
Citizen Holdings Co. Ltd.	17,798	111
Coca-Cola West Japan Co. Ltd.	3,800	63
Cosmo Oil Co. Ltd.	41,000	99
Credit Saison Co. Ltd.	10,769	114
Dai Nippon Printing Co. Ltd.	38,714	452
Dai-ichi Life Insurance Co. Ltd.	598	829
Daicel Chemical Industries Ltd.	19,000	130
Daido Steel Co. Ltd.	19,378	84
Daihatsu Motor Co. Ltd.	13,000	122
Daiichi Sankyo Co. Ltd.	49,688	894
Daikin Industries Ltd.	16,914	524
Dainippon Sumitomo Pharma Co. Ltd.	11,900	92
Daito Trust Construction Co. Ltd.	5,380	306
Daiwa House Industry Co. Ltd.	34,605	315
Daiwa Securities Group, Inc.	122,990	526
DeNA Co. Ltd.	5,126	136
Denki Kagaku Kogyo Kabushiki Kaisha	33,432	158
DENSO Corp.	35,973	1,008
Dentsu, Inc.(c)	12,311	331
DOWA Mining Co. Ltd.	17,583	86
East Japan Railway Co.	25,079	1,682
Eisai Co. Ltd.	18,161	607
Electric Power Development Co. Ltd.	8,314	265
Elpida Memory, Inc.*(c)	13,003	205
FamilyMart Co. Ltd.	4,870	162
FANUC Ltd.	14,036	1,610
Fast Retailing Co. Ltd.	4,091	626
Fuji Electric Holdings Co. Ltd.	38,000	111
Fuji Heavy Industries Ltd.*	40,000	217
Fuji Media Holdings, Inc.	34	49
Fuji Photo Film Co. Ltd.	34,356	1,006
Fujitsu Ltd.	135,984	863
Fukuoka Financial Group, Inc.	53,619	226
Furukawa Electric Co. Ltd. (The)	43,920	195
GS Yuasa Corp.	25,000	166
Gunma Bank Ltd. (The)	27,620	148
Hachijuni Bank Ltd. (The)	29,000	164
Hakuhodo DY Holdings, Inc.	1,680	85
Hankyu Hanshin Holdings, Inc.	86,742	385
Hino Motors Ltd.	17,780	89
Hirose Electric Co. Ltd.	2,101	194
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Hiroshima Bank Ltd. (The)	34,000	137
Hisamitsu Pharmaceutical Co., Inc.	4,600	184
Hitachi Chemical Co. Ltd.	8,017	151
Hitachi Construction Machinery Co. Ltd.	7,349	138
Hitachi High-Technologies Corp.	4,700	87
Hitachi Ltd.*	331,993	1,217
Hitachi Metals Ltd.	11,000	113
Hokkaido Electric Power Co., Inc.	13,365	289
Hokuhoku Financial Group, Inc.	94,284	175
Hokuriku Electric Power Co.	12,917	284
Honda Motor Co. Ltd.	121,815	3,579
Hoya Corp.	31,785	685
Ibiden Co. Ltd.	9,692	265
Idemitsu Kosan Co. Ltd.	1,512	115
Inpex Holdings, Inc.	60	337
Isetan Mitsukoshi Holdings Ltd.	27,759	274
Ishikawajima-Harima Heavy Industries Co. Ltd.	99,248	161
Isuzu Motors Ltd.	90,361	276
ITO EN Ltd.	4,400	68
Itochu Techno-Solutions Corp.	111,698	891
Itochu Techno-Solutions Corp.	1,999	73
Iyo Bank Ltd. (The)	16,902	158
J. Front Retailing Co. Ltd.	33,153	162
JAFCO Co. Ltd.	2,200	49
Japan Petroleum Exploration Co. Ltd.	2,000	83
Japan Prime Realty Investment Corp.	51	108
Japan Real Estate Investment Corp. REIT	34	279
Japan Retail Fund Investment Corp. REIT	120	147
Japan Steel Works Ltd. (The)	22,542	201
Japan Tobacco, Inc.	333	1,046
JFE Holdings, Inc.	33,734	1,061
JGC Corp.	14,150	218
Joyo Bank Ltd. (The)	44,607	178
JS Group Corp.	18,899	365
JSR Corp.	13,118	223
JTEKT Corp.	14,100	133
Jupiter Telecommunications Co. Ltd.	179	172
JX Holdings, Inc.*	168,922	835
Kajima Corp.	66,090	152
Kamigumi Co. Ltd.	18,197	141
Kaneka Corp.	20,769	122
Kansai Electric Power Co., Inc. (The)	55,865	1,366
Kansai Paint Co. Ltd.	15,282	132
Kao Corp.	40,107	950
Kawasaki Heavy Industries Ltd.	105,711	259
Kawasaki Kisen Kaisha Ltd.*	50,200	208
KDDI Corp.	214	1,028
Keihin Electric Express Railway Co. Ltd.	38,717	344
Keio Electric Railway Co. Ltd.	39,925	260
Keisei Electric Railway Co. Ltd.	19,000	107
Keyence Corp.	2,871	671

	Shares or
	Principal
	Amount($)	Value($)
Kikkoman Corp.	11,534	122
Kinden Corp.	9,000	77
Kintetsu Corp.(c)	115,496	354
Kirin Holdings Co. Ltd.	65,460	831
Kobe Steel Ltd.	179,071	346
Koito Manufacturing Co. Ltd.	7,000	105
Komatsu Ltd.	70,224	1,285
Konami Corp.	7,291	114
Konica Minolta Holdings, Inc.	36,857	360
Kubota Corp.	83,736	652
Kuraray Co. Ltd.	23,496	280
Kurita Water Industries Ltd.	8,651	239
Kyocera Corp.	11,970	983
Kyowa Hakko Kogyo Co. Ltd.	17,846	171
Kyushu Electric Power Co., Inc.	27,768	625
Lawson, Inc.	4,483	197
Mabuchi Motor Co. Ltd.	1,962	91
Makita Corp.	8,556	232
Marubeni Corp.	122,146	637
MARUI Group Co. Ltd.	16,131	110
Maruichi Steel Tube Ltd.	3,400	66
Matsui Securities Co. Ltd.	9,193	57
Matsushita Electric Industrial Co. Ltd.	144,857	1,839
Matsushita Electric Works Ltd.	26,141	260
Mazda Motor Corp.	109,760	261
McDonald’s Holding Co. (Japan) Ltd.	4,500	101
Medipal Holdings Corp.	10,900	130
Meiji Holdings Co. Ltd.	4,714	194
Minebea Co. Ltd.	24,772	139
Mitsubishi Chemical Holdings Corp.	86,669	401
Mitsubishi Corp.	100,141	2,112
Mitsubishi Electric Corp.	141,253	1,118
Mitsubishi Estate Co. Ltd.	89,717	1,266
Mitsubishi Gas Chemical Co., Inc.	26,147	129
Mitsubishi Heavy Industries Ltd.	225,867	789
Mitsubishi Logistics Corp.	8,000	90
Mitsubishi Materials Corp.*	83,525	226
Mitsubishi Motors Corp.*(c)	290,221	371
Mitsubishi Tanabe Pharma Corp.	15,386	236
Mitsubishi UFJ Financial Group, Inc.	939,810	4,306
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,342	148
Mitsui & Co. Ltd.	128,436	1,531
Mitsui Chemicals, Inc.	63,174	179
Mitsui Engineering & Shipbuilding Co. Ltd.(c)	51,121	105
Mitsui Fudosan Co. Ltd.	66,385	939
Mitsui Mining & Smelting Co. Ltd.	39,000	105
Mitsui O.S.K. Lines Ltd.	87,346	587
Mitsui Trust Holdings, Inc.	71,508	256
Mitsumi Electric Co. Ltd.	5,700	99
Mizuho Financial Group, Inc.(c)	1,018,668	1,694
Mizuho Securities Co. Ltd.	39,191	89
Mizuho Trust & Banking Co. Ltd.*	112,105	98
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
MS&AD Insurance Group Holdings, Inc.	40,169	872
Murata Manufacturing Co. Ltd.	14,677	710
Namco Bandai Holdings, Inc.	13,667	121
NEC Corp.	193,241	509
NGK Insulators Ltd.	17,788	281
NGK Spark Plug Co. Ltd.	11,390	143
NHK Spring Co. Ltd.	11,000	102
Nidec Corp.	8,332	707
Nikon Corp.	23,842	418
Nintendo Co. Ltd.	7,656	2,282
Nippon Building Fund, Inc.	34	271
Nippon Electric Glass Co. Ltd.	23,951	278
Nippon Express Co. Ltd.	66,457	303
Nippon Meat Packers, Inc.	12,692	158
Nippon Paper Group, Inc.	7,213	201
Nippon Sheet Glass Co. Ltd.	43,301	108
Nippon Steel Corp.	375,778	1,258
Nippon Telegraph & Telephone Corp.	38,202	1,573
Nippon Yusen Kabushiki Kaisha	111,071	411
Nishi-Nippon City Bank Ltd. (The)	46,000	133
Nissan Chemical Industries Ltd.	9,396	107
Nissan Motor Co. Ltd.*	183,372	1,299
Nissha Printing Co. Ltd.	1,900	52
Nisshin Seifun Group, Inc.	12,770	146
Nisshin Steel Co. Ltd.	48,000	78
Nisshinbo Holdings, Inc.	9,000	87
Nissin Food Products Co. Ltd.	4,847	179
Nitori Co. Ltd.	2,546	220
Nitto Denko Corp.	12,216	406
NKSJ Holdings, Inc.*	101,356	607
NOK Corp.	7,674	124
Nomura Holdings, Inc.	260,155	1,439
Nomura Real Estate Holdings, Inc.	7,349	93
Nomura Real Estate Office Fund, Inc.	17	85
Nomura Research Institute Ltd.	7,815	167
NSK Ltd.	31,869	225
NTN Corp.	32,643	136
NTT Data Corp.	94	351
NTT DoCoMo, Inc.	1,136	1,728
NTT Urban Development Corp.	85	68
Obayashi Corp.	44,656	179
OBIC Co. Ltd.	478	93
Odakyu Electric Railway Co. Ltd.	43,339	374
Oji Paper Co. Ltd.	58,961	291
Olympus Corp.	15,349	368
OMRON Corp.	14,815	327
Ono Pharmaceutical Co. Ltd.	6,639	270
Oracle Corp.	2,614	129
Oriental Land Co. Ltd.	3,427	287
ORIX Corp.	7,694	566
Osaka Gas Co. Ltd.	141,873	514
Otsuka Corp.	1,094	70
Rakuten, Inc.	530	384
Resona Holdings, Inc.	44,476	549
Ricoh Co. Ltd.	46,500	600
Rinnai Corp.	2,606	135

	Shares or
	Principal
	Amount($)	Value($)
ROHM Co. Ltd.	7,575	460
Sankyo Co. Ltd.	3,727	170
Santen Pharmaceutical Co. Ltd.	5,100	184
SANYO Electric Co. Ltd.*(c)	135,502	176
Sapporo Hokuyo Holdings, Inc.	23,197	103
Sapporo Holdings Ltd.	17,643	77
SBI Holdings, Inc.(c)	1,239	157
Secom Co. Ltd.	15,240	682
Sega Sammy Holdings, Inc.	14,422	209
Seiko Epson Corp.	9,577	125
Sekisui Chemical Co. Ltd.	29,556	187
Sekisui House Ltd.	45,527	393
Senshu Ikeda Holdings, Inc.	49,900	73
Seven & I Holdings Co. Ltd.	57,134	1,323
Seven Bank Ltd.	43	78
Sharp Corp.	77,219	826
Shikoku Electric Power Co., Inc.	13,104	376
Shimadzu Corp.	17,000	130
Shimamura Co. Ltd.	1,570	143
Shimano, Inc.	4,584	199
Shimizu Corp.	40,420	140
Shin-Etsu Chemical Co. Ltd.	29,879	1,411
Shinko Electric Industries Co. Ltd.	4,639	61
Shinsei Bank Ltd.(c)	72,000	62
Shionogi & Co. Ltd.	22,264	464
Shiseido Co. Ltd.	25,123	560
Shizuoka Bank Ltd. (The)	41,301	363
Showa Denko Kabushiki Kaisha	105,970	194
Showa Shell Sekiyu Kabushiki Kaisha	13,753	96
SMC Corp.	3,667	497
Softbank Corp.	59,674	1,601
Sojitz Corp.	92,347	146
Sony Corp.	74,076	1,997
Sony Financial Holdings, Inc.	68	229
Square Enix Holdings Co. Ltd.	4,400	82
Stanley Electric Co. Ltd.	10,500	176
SUMCO Corp.*	8,800	148
Sumitomo Chemical Co. Ltd.	116,419	457
Sumitomo Corp.	83,216	844
Sumitomo Electric Industries Ltd.	56,015	663
Sumitomo Heavy Industries Ltd.	39,308	234
Sumitomo Metal Industries Ltd.	247,870	569
Sumitomo Metal Mining Co. Ltd.	35,585	451
Sumitomo Mitsui Financial Group, Inc.	98,739	2,835
Sumitomo Realty & Development Co. Ltd.	26,062	450
Sumitomo Rubber Industries Ltd.	12,594	112
Sumitomo Trust & Banking Co. Ltd. (The)	106,496	551
Suruga Bank Ltd.	13,765	126
Suzuken Co. Ltd.	4,798	161
Suzuki Motor Corp.	24,242	482
Sysmex Corp.	2,300	132
T&D Holdings, Inc.	20,223	439
Taiheiyo Cement Corp.*	67,000	86
Taisei Corp.	75,787	153
Taisho Pharmaceutical Co. Ltd.	8,682	172
Taiyo Nippon Sanso Corp.	19,386	156
Takashimaya Co. Ltd.	20,279	164
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Takeda Pharmaceutical Co. Ltd.	54,926	2,373
TDK Corp.	8,853	492
Teijin Ltd.	72,719	219
Terumo Corp.	12,430	602
THK Co. Ltd.	9,145	192
Tobu Railway Co. Ltd.	55,641	301
Toho Co. Ltd.	7,763	130
Toho Gas Co. Ltd.	31,000	166
Tohoku Electric Power Co., Inc.	31,924	688
Tokio Marine Holdings, Inc.	53,128	1,414
Tokuyama Corp.	20,000	89
Tokyo Electric Power Co., Inc. (The)	89,586	2,443
Tokyo Electron Ltd.	12,653	695
Tokyo Gas Co. Ltd.	192,941	884
Tokyo Steel Manufacturing Co. Ltd.	7,758	91
Tokyo Tatemono Co.	26,000	81
Tokyu Corp.	86,374	354
Tokyu Land Corp.	30,953	110
TonenGeneral Sekiyu KK	19,417	169
Toppan Printing Co. Ltd.	38,711	310
Toray Industries, Inc.	91,255	442
Toshiba Corp.*	292,983	1,475
Tosoh Corp.	35,000	92
TOTO Ltd.	18,000	121
Toyo Seikan Kaisha Ltd.	11,323	168
Toyo Suisan Kaisha Ltd.	6,000	144
Toyoda Gosei Co. Ltd.	4,500	113
Toyota Boshoku Corp.	4,500	67
Toyota Industries Corp.	13,187	339
Toyota Motor Corp.	203,662	7,096
Toyota Tsusho Corp.	15,419	224
Trend Micro, Inc.	7,103	194
Tsumura & Co.	4,100	126
Ube Industries Ltd.	68,827	165
Uni-Charm Corp.	2,792	317
UNY Co. Ltd.	14,000	108
Ushio, Inc.	7,711	121
USS Co. Ltd.	1,730	125
West Japan Railway Co.	128	471
Yahoo Japan Corp.	1,068	431
Yakult Honsha Co. Ltd.	7,532	207
Yamada Denki Co. Ltd.	6,039	398
Yamaguchi Financial Group, Inc.	14,225	137
Yamaha Corp.	11,673	121
Yamaha Motor Co. Ltd.*	19,007	255
Yamato Kogyo Co. Ltd.	3,000	76
Yamato Transport Co. Ltd.	29,298	392
Yamazaki Baking Co. Ltd.	8,000	108
YASKAWA Electric Corp.	16,498	124
Yokogawa Electric Corp.	15,667	99

		151,028

Jersey (0.1%)
Petrofac Ltd.	9,381	166
Randgold Resources Ltd.	3,255	312
Shire PLC	20,300	417

		895

Luxembourg (0.7%)
ArcelorMittal	80,697	2,206

	Shares or
	Principal
	Amount($)	Value($)
Millicom International Cellular SA	3,785	309
Reinet Investments SCA*	1,037	15
SES	28,178	589
Tenaris SA	122,127	2,137

		5,256

Mauritius (0.0%)
Golden Agri-Resources Ltd.	252,000	96

Netherlands (3.5%)
Aegon NV*	162,445	880
Akzo Nobel NV	24,085	1,266
ASML Holding NV	44,838	1,254
Corio NV	6,058	296
Delta Lloyd NV	7,809	133
Fugro NV	6,963	326
Heineken Holding NV	11,466	421
Heineken NV	25,469	1,086
ING Groep NV*	398,266	3,007
Koninklijke (Royal) KPN NV	169,349	2,169
Koninklijke Ahold NV	123,921	1,540
Koninklijke Boskalis Westminster NV	7,177	282
Koninklijke DSM NV	16,037	644
Koninklijke Vopak NV	7,314	270
QIAGEN NV*	34,688	674
Randstad Holding NV*	11,457	454
Reed Elsevier NV	71,478	797
Royal Philips Electronics NV	101,100	3,056
SBM Offshore NV	17,096	247
TNT NV	38,567	980
Unilever NV	169,366	4,668
Wolters Kluwer NV	30,442	587

		25,037

New Zealand (0.5%)
Auckland International Airport Ltd.	349,925	449
Contact Energy Ltd.	116,411	454
Fletcher Building Ltd.	245,765	1,323
Sky City Entertainment Group Ltd.	220,356	430
Telecom Corp. of New Zealand Ltd.	766,185	993

		3,649

Norway (1.6%)
Aker Solutions ASA	29,600	343
DnB NOR ASA	182,664	1,773
Norsk Hydro ASA(c)	122,272	559
Orkla ASA	138,234	891
Renewable Energy Corp. ASA*(c)	89,559	215
SeaDrill Ltd.	50,121	917
StatoilHydro ASA	207,067	4,024
Telenor ASA	154,527	1,963
Yara International ASA	35,711	1,016

		11,701

Portugal (1.0%)
Banco Comercial Portugues SA	828,649	628
Banco Espirito Santo SA	154,277	613
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Brisa-Auto-estradas de Portugal SA	52,895	322
CIMPOR-Cimentos de Portugal SGPS SA	59,184	334
Energias de Portugal SA	530,036	1,581
Galp Energia SGPS SA	68,129	1,025
Jeronimo Martins SGPS SA	64,729	597
Portugal Telecom SGPS SA	178,490	1,785

		6,885

Singapore (0.8%)
Ascendas REIT	58,000	75
Capitaland Ltd.	95,603	246
CapitaMall Trust	81,000	107
CapitaMalls Asia Ltd.	51,000	77
City Developments Ltd.	22,333	177
ComfortDelGro Corp. Ltd.	74,571	78
Cosco Corp. (Singapore) Ltd.	36,371	39
DBS Group Holdings Ltd.	67,004	655
Fraser & Neave Ltd.	34,303	126
Genting Singapore PLC*	230,412	193
Jardine Cycle & Carriage Ltd.	6,000	129
K-Green Trust*	2,121	2
Keppel Corp. Ltd.	47,763	291
Keppel Land Ltd.	25,632	71
Neptune Orient Lines Ltd.*	31,000	44
Olam International Ltd.	44,354	82
Oversea-Chinese Banking Corp. Ltd.	98,638	625
SembCorp Industries Ltd.	34,757	101
SembCorp Marine Ltd.	28,084	78
Singapore Airlines Ltd.	23,707	247
Singapore Exchange Ltd.	29,010	153
Singapore Press Holdings Ltd.(c)	52,853	143
Singapore Technologies Engineering Ltd.	60,000	141
Singapore Telecommunications Ltd.	300,995	654
StarHub Ltd.	27,000	44
United Overseas Bank Ltd.	47,140	661
UOL Group Ltd.	14,427	39
Wilmar International Ltd.	48,347	200
Yangzijiang Shipbuilding Holdings Ltd.	56,000	54

		5,532

Spain (6.2%)
Abertis Infraestructuras SA	42,643	617
Acciona SA	3,665	281
Acerinox SA	14,362	225
Actividades de Construccion y Servicios SA(c)	20,420	754
Banco Bilbao Vizcaya Argentaria SA	513,464	5,407
Banco de Sabadell SA(c)	138,480	630
Banco de Valencia SA(c)	31,339	140
Banco Popular Espanol SA(c)	124,963	643
Banco Santander Central Hispano SA	1,187,032	12,685
Bankinter SA(c)	40,960	252
Criteria Caixacorp SA	121,238	498
EDP Renovaveis SA*	64,088	379

	Shares or
	Principal
	Amount($)	Value($)
Enagas(c)	25,820	391
Ferrovial SA(c)	63,464	415
Fomento de Construcciones y Contratas SA(c)	5,511	119
Gamesa Corporacion Tecnologica SA*	28,075	244
Gas Natural SDG SA(c)	33,236	484
Gestevision Telecinco SA	14,226	128
Grifols SA(c)	19,984	206
Iberdrola Renovables	121,828	383
Iberdrola SA	568,316	3,219
Iberia Lineas Aereas de Espana SA*	68,719	196
Indra Sistemas SA(c)	13,012	210
Industria de Diseno Textil SA	31,459	1,811
Mapfre SA(c)	105,372	289
Red Electrica Corporacion SA(c)	15,601	562
Repsol YPF SA	105,637	2,152
Telefonica SA	592,230	11,046
Zardoya Otis SA	19,198	248

		44,614

Sweden (1.8%)
Alfa Laval AB	16,814	220
ASSA ABLOY AB, Ser B	15,541	313
Atlas Copco AB, Cl A	33,449	494
Atlas Copco AB, Cl B	19,437	259
Boliden AB	13,722	154
Electrolux AB, Ser B	11,944	276
Getinge AB, Cl B	9,971	194
Hennes & Mauritz AB	50,922	1,409
Holmen AB, B Shares	2,632	63
Husqvarna AB, Cl B	20,292	123
Investor AB, Cl B	22,684	370
Kinnevik Investment AB, Cl B	10,893	176
Modern Times Group, B Shares	2,529	140
Nordea Bank AB	160,873	1,339
Ratos AB, B Shares	5,101	129
Sandvik AB	50,221	619
Scania AB	15,934	245
Securitas AB, Cl B	15,593	142
Skandinaviska Enskilda Banken AB	70,257	377
Skanska AB, Cl B	19,873	290
SKF AB, Cl B	19,412	352
SSAB AB, Ser A	8,997	122
SSAB AB, Ser B	4,144	50
Svenska Cellulosa AB, Cl B	28,485	337
Svenska Handelsbanken AB, Cl A	24,376	601
Swedbank AB, Cl A*	35,115	327
Swedish Match AB	11,876	261
Tele2 AB, Cl B	15,516	233
Telefonaktiebolaget LM Ericsson	149,997	1,679
TeliaSonera AB	111,831	722
Volvo AB, Cl B*	54,194	607

		12,623

Switzerland (2.3%)
ABB Ltd.	49,691	875
Actelion Ltd.*	2,298	86
Adecco SA	2,768	133
Aryzta AG	1,752	68
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Baloise Holding AG	1,128	79
Compagnie Financiere Richemont SA, Cl A	11,748	414
Credit Suisse Group	25,341	962
GAM Holding Ltd.	4,648	51
Geberit AG	871	136
Givaudan SA	171	146
Holcim Ltd.	5,519	373
Julius Baer Holding AG	4,648	133
Kuehne + Nagel International AG	1,213	126
Lindt & Spruengli AG	17	37
Logitech International SA*	4,101	56
Lonza Group AG	1,025	69
Nestle SA	78,066	3,782
Nobel Biocare Holding AG	2,785	48
Novartis AG	47,513	2,319
Pargesa Holding SA	607	40
Roche Holding AG	15,823	2,189
Schindler Holding AG	487	41
Schindler Holding AG	1,094	93
SGS SA	120	163
Sika AG	43	77
Sonova Holding AG	1,034	128
STMicroelectronics NV	59,867	482
Straumann Holding AG	179	39
Swatch Group AG	974	50
Swatch Group AG	692	197
Swiss Life Holding AG	684	66
Swiss Re	7,929	329
Swisscom AG	521	177
Syngenta AG	2,127	495
Synthes, Inc.	1,333	154
UBS AG*	81,953	1,100
Zurich Financial Services AG	3,315	737

		16,450

United Kingdom (9.3%)
3i Group PLC	35,073	139
Admiral Group PLC	7,220	152
Aggreko PLC	9,475	200
AMEC PLC	11,996	148
Anglo American PLC*	47,581	1,671
Antofagasta PLC	14,251	167
ARM Holdings PLC	47,769	198
Associated British Foods PLC	12,876	187
AstraZeneca PLC	52,485	2,485
Autonomy Corp. PLC*	7,826	215
Aviva PLC	99,989	469
BAE Systems PLC	127,518	597
Balfour Beatty PLC	24,769	89
Barclays PLC	413,372	1,671
BG Group PLC	121,990	1,833
BHP Billiton PLC	79,766	2,091
BP PLC	678,336	3,232
British Airways PLC*	20,847	61
British American Tobacco PLC	72,162	2,303
British Land Co. PLC (The)	31,373	204
British Sky Broadcasting Group PLC	41,173	431
BT Group PLC	280,181	545
Bunzl PLC	11,867	119

	Shares or
	Principal
	Amount($)	Value($)
Burberry Group PLC	15,704	179
Cable & Wireless Worldwide	93,787	121
Cairn Energy PLC*	50,512	313
Capita Group PLC	22,513	249
Carnival PLC	6,049	197
Centrica PLC	185,505	822
Cobham PLC	41,498	132
Compass Group PLC	67,540	517
CRH PLC	25,250	528
Diageo PLC	90,514	1,433
Enquest PLC*	19,805	30
Eurasian Natural Resources Corp.	9,304	120
Experian PLC	37,081	325
FirstGroup PLC	17,387	95
Fresnillo PLC	6,476	95
G4S PLC	50,973	204
GlaxoSmithKline PLC	187,624	3,204
Hammerson PLC	25,401	130
Home Retail Group PLC	31,715	102
HSBC Holdings PLC	629,678	5,787
ICAP PLC	20,121	122
Imperial Tobacco Group PLC	36,799	1,033
Inmarsat PLC	15,781	168
InterContinental Hotels Group PLC	9,364	149
International Power PLC	55,023	247
Invensys PLC	29,169	105
Investec PLC	15,328	104
ITV PLC*	134,541	101
J Sainsbury PLC	43,540	209
Johnson Matthey PLC	7,758	173
Kazakhmys PLC	7,741	115
Kingfisher PLC	85,354	269
Land Securities Group PLC REIT	27,426	229
Legal & General Group PLC	211,872	249
Liberty International PLC	16,857	79
Lloyds Banking Group PLC*	1,451,013	1,164
London Stock Exchange Group PLC	5,391	45
Lonmin PLC*	5,579	118
Man Group PLC	61,858	206
Marks & Spencer Group PLC	57,176	283
National Grid PLC	89,378	656
Next PLC	6,818	205
Old Mutual PLC	196,126	303
Pearson PLC	29,323	389
Prudential PLC	91,514	695
Reckitt Benckiser Group PLC	22,129	1,035
Reed Elsevier PLC	43,847	327
Resolution Ltd.	87,191	82
Rexam PLC	31,689	143
Rio Tinto PLC	52,357	2,322
Rolls-Royce PLC	67,010	563
Royal Bank of Scotland Group PLC (The)*	611,129	378
Royal Dutch Shell PLC, Cl A	128,142	3,256
Royal Dutch Shell PLC, Cl B	97,426	2,374
RSA Insurance Group PLC	123,707	221
SABMiller PLC	34,287	968
Sage Group PLC (The)	47,496	164
Schroders PLC	4,041	73
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Scottish & Southern Energy PLC	33,364	558
Segro PLC	26,537	101
Serco Group PLC	17,746	156
Severn Trent PLC	8,552	157
Smith & Nephew PLC	32,082	305
Smiths Group PLC	14,097	226
Standard Chartered PLC	73,196	1,794
Standard Life PLC	80,825	211
Tesco PLC	288,588	1,639
Thomas Cook Group PLC	31,023	83
Tomkins PLC	31,894	108
TUI Travel PLC	20,206	63
Tullow Oil PLC	31,971	479
Unilever PLC	46,385	1,248
United Utilities Group PLC	24,632	193
Vedanta Resources PLC	4,409	140
Vodafone Group PLC	1,901,653	3,953
Whitbread PLC	6,357	134
William Morrison Supermarkets PLC	76,647	305
Wolseley PLC*	10,261	205
WPP PLC	45,325	430
Xstrata PLC	74,349	985

		66,585

Total Foreign Common Stocks		689,223

Foreign Preferred Stocks (0.8%)
Germany (0.8%)
Fresenius AG, 1.510%	12,090	799
Fresenius Medical Care AG, 1.230%	29,229	1,585
Porsche AG, 5.000%	13,132	565
RWE AG, 1.750%	5,853	352
Volkswagen AG, 1.210%	25,606	2,272

Total Foreign Preferred Stocks		5,573

Rights — Foreign (0.0%)
Norway (0.0%)
Norsk Hydro ASA	37,213	19

Total Right — Foreign		19

Warrants — Foreign (0.0%)
France (0.0%)
Fonciere Des Regions	2,109	1

Hong Kong (0.0%)
Henderson Land Development Co. Ltd.	8,444	2

Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA	132,417	5
Unione di Banche Italiane Scpa	182,276	4

		9

Total Warrants — Foreign		12

Exchange Traded Funds (2.7%)

	Shares or
	Principal
	Amount($)	Value($)
iShares MSCI Australia Index Fund(c)	36,512	693
iShares MSCI Austria Investable Market Index Fund(c)	17,364	265
iShares MSCI Belgium Investable Market Index Fund(c)	18,477	200
iShares MSCI EAFE Index Fund	43,219	2,010
iShares MSCI EMU Index Fund(c)	237,051	6,768
iShares MSCI Germany Index Fund(c)	64,189	1,201
iShares MSCI Hong Kong Index Fund(c)	9,538	141
iShares MSCI Italy Index Fund(c)	82,033	1,132
iShares MSCI Japan Index Fund(c)	427,310	3,931
iShares MSCI Netherlands Investable Market Index Fund	7,069	121
iShares MSCI Singapore Index Fund(c)	11,185	126
iShares MSCI Spain Index Fund(c)	13,481	429
iShares MSCI Sweden Index Fund	12,567	287
iShares MSCI Switzerland Index Fund	14,366	287
iShares MSCI United Kingdom Index Fund(c)	111,592	1,500

Total Exchange Traded Funds		19,091

Short-Term Investment (3.9%)
RidgeWorth Funds Securities Lending Joint Account(d)(e)	27,907	27,907

Total Short-Term Investment		27,907

Total Investments (Cost $631,256)(f) — 103.5%		741,825
Liabilities in excess of other assets — (3.5)%		(24,873)

Net Assets — 100.0%		$716,952

*	Non-income producing security.

(a)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

	Acquisition	Cost	Principal		Percentage of
Issue Description	Date	($)	($)	Value($)	Net Assets(%)

BGP Holdings PLC	08/21/09	—	737,041	—	—

(b)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of June 30, 2010.

(c)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $27,795.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(e)	Affiliated investment.

(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

ARM	Adjustable Rate Mortgage

PPS	Partially Protected Shares
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

REIT	Real Estate Investment Trust

SP ADR	Sponsored American Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund
The investment considerations for the International Equity Index Fund as a percentage of net assets, by sector, as of June 30, 2010, were as follows:

Financials	23.5%
Industrials	12.4
Consumer Discretionary	10.0
Materials	9.1
Consumer Staples	8.5
Energy	7.4
Utilities	7.3
Health Care	6.9
Telecommunication Services	6.6
Information Technology	5.2
Short-Term Investment	3.9
Exchange Traded Funds	2.7
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.2%)
Consumer Discretionary (9.5%)
BorgWarner, Inc.*	121,000	4,518
Guess?, Inc.	141,000	4,405
H&R Block, Inc.	332,000	5,209
Home Depot, Inc. (The)	183,000	5,137
Limited Brands, Inc.	222,000	4,899
McDonald’s Corp.	92,000	6,060
Target Corp.	80,000	3,934
Walt Disney Co. (The)	168,000	5,292

		39,454

Consumer Staples (12.6%)
Clorox Co. (The)	94,000	5,843
H.J. Heinz Co.	121,000	5,230
Kellogg Co.	89,000	4,477
Molson Coors Brewing Co., Cl B	160,000	6,777
PepsiCo, Inc.	127,000	7,741
Philip Morris International, Inc.	117,000	5,363
Procter & Gamble Co. (The)	119,000	7,138
Safeway, Inc.	263,000	5,170
Wal-Mart Stores, Inc.	87,000	4,182

		51,921

Energy (9.4%)
Chevron Corp.	58,000	3,936
EOG Resources, Inc.	46,000	4,525
Exxon Mobil Corp.	138,000	7,875
Occidental Petroleum Corp.	92,000	7,098
Peabody Energy Corp.	133,000	5,204
Schlumberger Ltd.	67,000	3,708
Williams Cos., Inc. (The)	356,000	6,508

		38,854

Financials (13.8%)
Bank of America Corp.	504,000	7,242
Bank of New York Mellon Corp.	250,000	6,173
BlackRock, Inc.	41,000	5,879
Citigroup, Inc.*	2,372,000	8,919
JPMorgan Chase & Co.	195,000	7,139
MetLife, Inc.	101,000	3,814
Travelers Cos., Inc. (The)	101,000	4,974
Wells Fargo & Co.	270,000	6,912
XL Capital Ltd., Cl A	373,000	5,972

		57,024

Health Care (13.3%)
Abbott Laboratories	161,000	7,531
Amgen, Inc.*	128,000	6,733
Bristol-Myers Squibb Co.	220,000	5,487
Cardinal Health, Inc.	165,000	5,546
Johnson & Johnson	116,000	6,851
Pfizer, Inc.	540,000	7,700
Teva Pharmaceutical Industries Ltd. SP ADR	122,000	6,343
Thermo Fisher Scientific, Inc.*	76,000	3,728
UnitedHealth Group, Inc.	179,000	5,083

		55,002

Industrials (10.3%)
Emerson Electric Co.	113,000	4,937
Fluor Corp.	150,000	6,375
Honeywell International, Inc.	205,000	8,001

	Shares or
	Principal
	Amount($)	Value($)
Joy Global, Inc.	85,000	4,258
L-3 Communications Holdings, Inc.	75,000	5,313
Masco Corp.	414,000	4,455
Raytheon Co.	86,000	4,161
United Technologies Corp.	76,000	4,933

		42,433

Information Technology (14.9%)
Altera Corp.	256,000	6,352
Apple, Inc.*	38,000	9,558
Autodesk, Inc.*	195,000	4,750
BMC Software, Inc.*	121,000	4,190
Cisco Systems, Inc.*	342,000	7,288
Google, Inc., Cl A*	9,800	4,361
Hewlett-Packard Co.	165,000	7,141
Intel Corp.	278,000	5,407
International Business Machines Corp.	43,000	5,310
Microsoft Corp.	320,000	7,363

		61,720

Materials (7.7%)
Barrick Gold Corp.	234,000	10,626
International Paper Co.	314,000	7,106
Monsanto Co.	92,000	4,252
Newmont Mining Corp.	80,000	4,939
Nucor Corp.	123,000	4,709

		31,632

Telecommunication Services (2.4%)
AT&T, Inc.	253,000	6,120
NII Holdings, Inc.*	120,000	3,902

		10,022

Utilities (4.3%)
Constellation Energy Group, Inc.	154,000	4,967
Edison International	168,000	5,329
Xcel Energy, Inc.	356,000	7,337

		17,633

Total Common Stocks		405,695

Money Market Fund (1.7%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	7,160,052	7,160

Total Money Market Fund		7,160

Total Investments (Cost $384,263)(b) — 99.9%		412,855
Other assets in excess of liabilities — 0.1%		240

Net Assets — 100.0%		$413,095

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.4%)
Consumer Discretionary (14.3%)
Amazon.com, Inc.*	78,500	8,577
Bed Bath & Beyond, Inc.*	144,100	5,343
BorgWarner, Inc.*	119,800	4,473
Carnival Corp.	148,300	4,485
Coach, Inc.	170,400	6,228
GameStop Corp., Cl A*(a)	178,600	3,356
Guess?, Inc.	100,900	3,152
Kohl’s Corp.*	103,100	4,897
Las Vegas Sands Corp.*(a)	174,200	3,857
Scripps Networks Interactive, Inc., Cl A	139,400	5,623
Urban Outfitters, Inc.*	138,700	4,770
Viacom, Inc., Cl B	92,700	2,908

		57,669

Consumer Staples (7.8%)
Church & Dwight Co., Inc.	69,800	4,377
Colgate-Palmolive Co.	82,400	6,490
Estee Lauder Cos., Inc. (The), Cl A	88,500	4,932
Hansen Natural Corp.*	122,200	4,780
Philip Morris International, Inc.	234,800	10,763

		31,342

Energy (9.5%)
Baker Hughes, Inc.	144,600	6,011
Cameron International Corp.*	179,800	5,847
EOG Resources, Inc.	51,200	5,037
Occidental Petroleum Corp.	81,700	6,303
Peabody Energy Corp.	103,000	4,030
Schlumberger Ltd.	203,400	11,256

		38,484

Financials (8.1%)
Bank of America Corp.	407,800	5,860
Capital One Financial Corp.	123,600	4,981
Goldman Sachs Group, Inc. (The)	22,300	2,927
Hartford Financial Services Group, Inc. (The)	255,600	5,656
T. Rowe Price Group, Inc.	113,100	5,021
Visa, Inc., Cl A	118,300	8,370

		32,815

Health Care (9.4%)
Allergan, Inc.	110,100	6,415
Amgen, Inc.*	140,900	7,411
Cerner Corp.*	37,000	2,808
Express Scripts, Inc.*	155,000	7,288
Intuitive Surgical, Inc.*	13,400	4,229
Mylan, Inc.*(a)	296,300	5,049
Thermo Fisher Scientific, Inc.*	99,200	4,866

		38,066

Industrials (15.5%)
3M Co.	89,000	7,030
Dover Corp.	123,600	5,165
Emerson Electric Co.	164,100	7,170
Honeywell International, Inc.	199,500	7,786
Illinois Tool Works, Inc.	122,900	5,073
J.B. Hunt Transport Services, Inc.	165,300	5,400
Joy Global, Inc.	53,500	2,680

	Shares or
	Principal
	Amount($)	Value($)
Parker Hannifin Corp.	117,500	6,517
Union Pacific Corp.	96,900	6,736
United Parcel Service, Inc., Cl B	155,400	8,841

		62,398

Information Technology (31.6%)
Adobe Systems, Inc.*	203,000	5,365
Analog Devices, Inc.	166,300	4,633
Apple, Inc.*	106,400	26,763
ASML Holding NV NYS	129,400	3,555
Baidu, Inc. SP ADR*	59,700	4,064
Broadcom Corp., Cl A(a)	118,500	3,907
Cisco Systems, Inc.*	376,400	8,021
EMC Corp.*	415,700	7,607
Google, Inc., Cl A*	30,900	13,749
Intel Corp.	578,500	11,252
International Business Machines Corp.	31,600	3,902
Juniper Networks, Inc.*	216,600	4,943
Microsoft Corp.	370,800	8,532
NetEase.com, Inc., SP ADR*	106,600	3,380
Oracle Corp.	544,000	11,674
Salesforce.com, Inc.*	73,100	6,274

		127,621

Materials (3.2%)
International Paper Co.	246,900	5,587
Praxair, Inc.	96,900	7,364

		12,951

Total Common Stocks		401,346

Short-Term Investment (3.3%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	13,155	13,155

Total Short-Term Investment		13,155

Money Market Fund (0.5%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	1,869,435	1,869

Total Money Market Fund		1,869

Total Investments (Cost $350,714)(d) — 103.2%		416,370
Liabilities in excess of other assets — (3.2)%		(12,796)

Net Assets — 100.0%		$403,574

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $13,043.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

NYS	New York Registered Shares

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.0%)
Consumer Discretionary (10.6%)
Career Education Corp.*	5,518	127
DISH Network Corp., Cl A	7,674	139
Gannett Co., Inc.	9,559	129
Garmin Ltd.	4,705	137
Liberty Global, Inc., Cl A*	5,586	145
Liberty Media Corp. — Interactive, Cl A*	10,123	106
Limited Brands, Inc.	6,713	148
Macy’s, Inc.	8,134	146
Signet Jewelers Ltd.*	5,040	139
Time Warner Cable, Inc., Cl A	3,821	199
Time Warner, Inc.	7,347	212
Whirlpool Corp.	2,061	181
Williams-Sonoma, Inc.	5,643	140

		1,948

Consumer Staples (12.0%)
ConAgra Foods, Inc.	21,135	493
Lorillard, Inc.	6,757	486
Procter & Gamble Co. (The)	13,711	823
Safeway, Inc.	20,449	402

		2,204

Energy (11.2%)
Apache Corp.	3,282	276
Exxon Mobil Corp.	18,182	1,038
Nabors Industries Ltd.*	14,726	260
National-Oilwell Varco, Inc.	7,319	242
Oil States International, Inc.*	6,069	240

		2,056

Financials (14.2%)
ACE Ltd.	3,976	205
American Financial Group, Inc.	7,269	198
Arch Capital Group Ltd.*	2,797	208
Aspen Insurance Holdings Ltd.	7,302	181
Assurant, Inc.	6,222	216
Bank of America Corp.	19,354	278
Capital One Financial Corp.	5,540	223
CME Group, Inc.	160	45
CNA Financial Corp.*	7,507	192
Comerica, Inc.	5,291	195
Goldman Sachs Group, Inc. (The)	1,096	144
JPMorgan Chase & Co.	7,905	289
PNC Financial Services Group, Inc.	4,209	238

		2,612

Health Care (13.0%)
Abbott Laboratories	5,010	234
AstraZeneca PLC SP ADR	2,367	112
Bio-Rad Laboratories, Inc., Cl A*	1,000	86
Biogen Idec, Inc.*	2,410	114
Bristol-Myers Squibb Co.	7,338	183
Cardinal Health, Inc.	4,694	158
Community Health Systems, Inc.*	3,630	123
Eli Lilly & Co.	4,901	164
Endo Pharmaceuticals Holdings, Inc.*	4,571	100

	Shares or
	Principal
	Amount($)	Value($)
Health Management Associates, Inc., Cl A*	16,292	127
Humana, Inc.*	3,490	159
Johnson & Johnson	5,314	314
Novartis AG SP ADR	2,007	97
Perrigo Co.	1,795	106
UnitedHealth Group, Inc.	6,645	189
Valeant Pharmaceuticals International*	2,439	127

		2,393

Industrials (10.8%)
Carlisle Cos., Inc.	10,231	370
Cintas Corp.	2,974	71
Corrections Corporation of America*	3,820	73
Gardner Denver, Inc.	8,466	377
Lincoln Electric Holdings, Inc.	6,503	332
Manpower, Inc.	1,290	56
R.R. Donnelley & Sons Co.	3,711	61
Ryder System, Inc.	3,370	135
Shaw Group, Inc. (The)*	10,962	375
Southwest Airlines Co.	11,802	131

		1,981

Information Technology (19.7%)
Advanced Micro Devices, Inc.*	15,740	115
Amdocs Ltd.*	18,810	505
Apple, Inc.*	2,056	517
Autodesk, Inc.*	7,095	173
AVX Corp.	9,255	119
Axis Capital Holdings Ltd.	6,713	199
Google, Inc., Cl A*	473	210
IAC/InterActiveCorp.*	12,385	272
International Business Machines Corp.	2,523	312
JDS Uniphase Corp.*	17,421	171
Lexmark International, Inc., Cl A*	3,744	124
Micron Technology, Inc.*	14,238	121
Microsoft Corp.	7,777	179
SanDisk Corp.*	1,331	56
Seagate Technology*	6,986	91
Tech Data Corp.*	3,189	114
Tellabs, Inc.	18,016	115
Western Digital Corp.*	3,738	113
Xerox Corp.	15,755	127

		3,633

Materials (2.6%)
Ashland, Inc.	876	41
Cabot Corp.	1,646	40
Cytec Industries, Inc.	1,077	43
Huntsman Corp.	4,185	36
International Paper Co.	2,787	63
Lubrizol Corp. (The)	566	46
MeadWestvaco Corp.	2,340	52
PPG Industries, Inc.	1,082	65
Reliance Steel & Aluminum Co.	1,005	36
Sealed Air Corp.	2,741	54

		476

Telecommunication Services (1.9%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
NII Holdings, Inc.*	3,031	99
Qwest Communications International, Inc.	26,584	139
tw telecom, Inc.*	6,914	115

		353

Utilities (3.0%)
AES Corp. (The)*	11,105	103
Constellation Energy Group, Inc.	3,341	108
Edison International	3,854	122
Integrys Energy Group, Inc.	2,483	109
ONEOK, Inc.	2,530	109

		551

Total Common Stocks		18,207

Money Market Fund (1.0%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	181,914	182

Total Money Market Fund		182

Total Investments (Cost $19,818)(b) — 100.0%		18,389
Liabilities in excess of other assets — 0.0%		(2)

Net Assets — 100.0%		$18,387

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.4%)
Consumer Discretionary (7.8%)
Best Buy Co., Inc.	668,650	22,641
H&R Block, Inc.	468,962	7,358
Harley-Davidson, Inc.	497,550	11,061
International Game Technology	383,500	6,021
Lowe’s Cos., Inc.	291,300	5,948
Omnicom Group, Inc.	711,700	24,411
Walt Disney Co. (The)	355,300	11,192

		88,632

Consumer Staples (7.3%)
Kimberly-Clark Corp.	458,600	27,805
Kraft Foods, Inc.	987,650	27,654
Wal-Mart Stores, Inc.	574,700	27,626

		83,085

Energy (15.4%)
Apache Corp.	125,900	10,599
Chevron Corp.	508,300	34,493
ConocoPhillips	682,607	33,509
Devon Energy Corp.	240,250	14,636
Exxon Mobil Corp.	199,800	11,403
Hess Corp.	178,700	8,996
Occidental Petroleum Corp.	427,050	32,947
Talisman Energy, Inc.	1,379,200	20,936
Tidewater, Inc.(a)	169,731	6,572

		174,091

Financials (24.4%)
Bank of America Corp.	1,551,750	22,299
BB&T Corp.	910,551	23,957
Comerica, Inc.	358,150	13,191
Franklin Resources, Inc.	271,850	23,431
JPMorgan Chase & Co.	965,566	35,349
Morgan Stanley	599,850	13,922
Northern Trust Corp.	620,650	28,984
People’s United Financial, Inc.	697,100	9,411
Prudential Financial, Inc.	429,250	23,033
Travelers Cos., Inc. (The)	573,650	28,252
U.S. Bancorp	1,019,400	22,784
Wells Fargo & Co.	1,200,400	30,730

		275,343

Health Care (11.6%)
Abbott Laboratories	622,400	29,116
Baxter International, Inc.	398,750	16,205
Bristol-Myers Squibb Co.	380,900	9,500
CIGNA Corp.	371,850	11,550
Medtronic, Inc.	451,950	16,392
Merck & Co., Inc.	567,500	19,845
Pfizer, Inc.	1,968,650	28,073

		130,681

Industrials (14.9%)
3M Co.	190,750	15,067
Deere & Co.	161,009	8,965
Emerson Electric Co.	377,550	16,495
Flowserve Corp.	201,850	17,117
Fluor Corp.	440,250	18,711
General Electric Co.	1,566,300	22,586
Lockheed Martin Corp.	151,900	11,316
R.R. Donnelley & Sons Co.	416,650	6,821

	Shares or
	Principal
	Amount($)	Value($)
Union Pacific Corp.	256,250	17,812
United Parcel Service, Inc., Cl B	292,536	16,642
United Technologies Corp.	254,150	16,497

		168,029

Information Technology (3.6%)
Harris Corp.	163,917	6,827
Intel Corp.	593,100	11,536
Microsoft Corp.	502,050	11,552
Texas Instruments, Inc.	490,850	11,427

		41,342

Materials (5.0%)
Air Products & Chemicals, Inc.	355,950	23,069
BHP Billiton Ltd., SP ADR	146,225	9,065
E.I. du Pont de Nemours & Co.	372,250	12,876
Nucor Corp.	307,400	11,767

		56,777

Telecommunication Services (4.1%)
AT&T, Inc.	1,246,550	30,154
Verizon Communications, Inc.	581,268	16,287

		46,441

Utilities (4.3%)
American Water Works Co., Inc.	451,692	9,305
FirstEnergy Corp.	372,700	13,130
NextEra Energy, Inc.	251,700	12,273
PPL Corp.	564,000	14,072

		48,780

Total Common Stocks		1,113,201

Short-Term Investment (0.6%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	6,572	6,572

Total Short-Term Investment		6,572

Money Market Fund (2.3%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	25,456,590	25,457

Total Money Market Fund		25,457

Total Investments (Cost $1,111,330)(d) — 101.3%		1,145,230
Liabilities in excess of other assets — (1.3)%		(15,050)

Net Assets — 100.0%		$1,130,180

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $6,505.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.1%)
Consumer Discretionary (15.5%)
Advance Auto Parts, Inc.	19,915	999
BorgWarner, Inc.*	25,570	955
CBS Corp., Cl B	73,110	945
Coach, Inc.	21,970	803
Darden Restaurants, Inc.	28,780	1,118
DreamWorks Animation SKG, Inc., Cl A*	32,030	915
Guess?, Inc.	28,270	883
H&R Block, Inc.	52,295	821
Lennar Corp., Cl A	35,205	490
Limited Brands, Inc.	43,685	964
M.D.C. Holdings, Inc.	17,345	468
Mohawk Industries, Inc.*	16,320	747
Newell Rubbermaid, Inc.	52,810	773
Scripps Networks Interactive, Inc., Cl A	21,970	886
Starwood Hotels & Resorts Worldwide, Inc.	20,815	862

		12,629

Consumer Staples (8.2%)
BJ’s Wholesale Club, Inc.*	29,425	1,089
Church & Dwight Co., Inc.	13,875	870
Clorox Co. (The)	17,345	1,078
Dr Pepper Snapple Group, Inc.	23,900	894
Mead Johnson Nutrition Co.	17,090	857
Molson Coors Brewing Co., Cl B	26,725	1,132
Ralcorp Holdings, Inc.*	14,235	780

		6,700

Energy (5.2%)
EOG Resources, Inc.	8,735	859
Noble Energy, Inc.	14,695	887
Plains Exploration & Production Co.*	41,760	861
Superior Energy Services, Inc.*	48,440	904
Williams Cos., Inc. (The)	40,475	740

		4,251

Financials (17.5%)
Ameriprise Financial, Inc.	26,445	956
Arch Capital Group Ltd.*	12,335	919
AvalonBay Communities, Inc. REIT	10,410	972
BlackRock, Inc.	5,831	836
Brandywine Realty Trust REIT	83,390	896
Discover Financial Services	86,860	1,214
HCP, Inc. REIT	27,755	895
KeyCorp	132,475	1,019
Lincoln National Corp.	41,115	999
M&T Bank Corp.(a)	10,115	859
Prosperity Bancshares, Inc.	25,440	884
SVB Financial Group*	23,385	964
Washington Real Estate Investment Trust REIT	33,665	929
Weingarten Realty Investors REIT	43,945	837
XL Capital Ltd., Cl A	65,275	1,045

		14,224

Health Care (10.1%)

	Shares or
	Principal
	Amount($)	Value($)
C.R. Bard, Inc.	8,995	697
CareFusion Corp.*	37,135	843
Cephalon, Inc.*	11,180	634
Coventry Health Care, Inc.*	44,715	791
Gen-Probe, Inc.*	23,640	1,074
Hospira, Inc.*	17,090	982
Laboratory Corp. of America Holdings*	13,365	1,007
Life Technologies Corp.*	19,275	911
Mylan, Inc.*(a)	74,910	1,276

		8,215

Industrials (12.1%)
Dover Corp.	22,690	948
Eaton Corp.	8,610	563
Fluor Corp.	26,210	1,114
ITT Corp.	24,670	1,108
Joy Global, Inc.	16,320	818
L-3 Communications Holdings, Inc.	13,620	965
Republic Services, Inc.	42,785	1,272
Rockwell Automation, Inc.	15,060	739
Roper Industries, Inc.	19,145	1,071
Ryder System, Inc.	30,195	1,215

		9,813

Information Technology (15.2%)
Agilent Technologies, Inc.*	26,470	753
Altera Corp.	45,230	1,122
Amdocs Ltd.*	26,985	725
Analog Devices, Inc.	37,520	1,045
Autodesk, Inc.*	43,170	1,052
BMC Software, Inc.*	27,240	943
Broadcom Corp., Cl A	23,700	781
F5 Networks, Inc.*	9,160	628
Harris Corp.	13,875	578
NetApp, Inc.*	31,735	1,184
PMC-Sierra, Inc.*	95,620	719
Polycom, Inc.*	32,895	980
Teradata Corp.*	33,020	1,006
Western Digital Corp.*	29,295	884

		12,400

Materials (8.0%)
Albemarle Corp.	27,290	1,084
FMC Corp.	18,375	1,055
Lubrizol Corp. (The)	7,710	619
Massey Energy Co.	24,800	678
Newmont Mining Corp.	19,855	1,226
Nucor Corp.	22,692	869
Packaging Corp. of America	45,615	1,004

		6,535

Telecommunications Services (1.0%)
NII Holdings, Inc.*	24,625	801

Utilities (6.3%)
Constellation Energy Group, Inc.	24,650	795
Edison International	27,010	857
MDU Resources Group, Inc.	49,980	901
OGE Energy Corp.	23,000	841
ONEOK, Inc.	13,750	594
Xcel Energy, Inc.	56,030	1,155

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
		5,143

Total Common Stocks		80,711

Short-Term Investment (2.6%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	2,109	2,109

Total Short-Term Investment		2,109

Money Market Fund (1.2%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	1,001,156	1,001

Total Money Market Fund		1,001

Total Investments (Cost $78,623)(d) — 102.9%		83,821
Liabilities in excess of other assets — (2.9)%		(2,375)

Net Assets — 100.0%		$81,446

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $2,081.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.0%)
Consumer Discretionary (9.1%)
Best Buy Co., Inc.	617,200	20,898
H&R Block, Inc.	837,700	13,144
Harley-Davidson, Inc.	464,700	10,330
International Game Technology	900,500	14,138
Omnicom Group, Inc.	479,300	16,440

		74,950

Consumer Staples (2.1%)
SUPERVALU, Inc.	1,587,100	17,204

Energy (14.8%)
Chesapeake Energy Corp.	566,700	11,872
Hess Corp.	340,800	17,156
Murphy Oil Corp.	260,400	12,903
Noble Energy, Inc.	357,400	21,562
Peabody Energy Corp.	496,300	19,420
Talisman Energy, Inc.	958,900	14,556
Valero Energy Corp.	652,600	11,734
Williams Cos., Inc. (The)	704,600	12,880

		122,083

Financials (26.7%)
ACE Ltd.	161,600	8,319
Ameriprise Financial, Inc.	360,200	13,014
Astoria Financial Corp.	880,500	12,116
BB&T Corp.	160,000	4,210
Comerica, Inc.	596,000	21,951
Discover Financial Services	917,300	12,824
Hanover Insurance Group, Inc. (The)	226,700	9,861
Hartford Financial Services Group, Inc. (The)	757,400	16,761
HCC Insurance Holdings, Inc.	332,600	8,235
Invesco Ltd.	1,043,000	17,554
Lazard Ltd., Cl A	705,300	18,838
Marshall & Ilsley Corp.	1,157,800	8,313
MB Financial, Inc.	1,366,800	25,135
Northern Trust Corp.	352,400	16,457
People’s United Financial, Inc.	1,055,400	14,248
Principal Financial Group, Inc.	525,200	12,311

		220,147

Health Care (4.8%)
Baxter International, Inc.	255,600	10,387
Beckman Coulter, Inc.	226,700	13,668
CIGNA Corp.	363,800	11,300
Cooper Cos., Inc. (The)	103,800	4,130

		39,485

Industrials (21.8%)
A.O. Smith Corp.	90,900	4,381
Con-way, Inc.	404,600	12,146
FedEx Corp.	72,200	5,062
Flowserve Corp.	314,800	26,695
Fluor Corp.	279,100	11,862
General Dynamics Corp.	231,400	13,551
Harsco Corp.	434,700	10,215
Ingersoll-Rand PLC	476,700	16,441
ITT Corp.	231,100	10,381
Lennox International, Inc.	103,800	4,315
Manitowoc Co., Inc. (The)	1,165,100	10,649

	Shares or
	Principal
	Amount($)	Value($)
Mueller Water Products, Inc., Cl A	1,475,900	5,476
R.R. Donnelley & Sons Co.	933,800	15,286
Republic Services, Inc.	275,300	8,185
SPX Corp.	308,000	16,266
Towers Watson & Co., Cl A	232,700	9,040

		179,951

Information Technology (4.4%)
Black Box Corp.	322,500	8,995
Intersil Corp., Cl A	1,401,900	16,977
Xerox Corp.	1,293,100	10,396

		36,368

Materials (8.8%)
Agrium, Inc.	262,600	12,852
Air Products & Chemicals, Inc.	128,100	8,302
Ashland, Inc.	244,000	11,326
Eastman Chemical Co.	163,400	8,719
International Paper Co.	585,800	13,257
Southern Copper Corp.	324,100	8,602
United States Steel Corp.	130,000	5,011
Vulcan Materials Co.	100,300	4,396

		72,465

Utilities (6.5%)
American Water Works Co., Inc.	909,600	18,738
FirstEnergy Corp.	470,300	16,569
PPL Corp.	755,600	18,852

		54,159

Total Common Stocks		816,812

Money Market Fund (2.4%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	19,980,749	19,981

Total Money Market Fund		19,981

Total Investments (Cost $885,066)(b) — 101.4%		836,793
Liabilities in excess of other assets — (1.4)%		(11,593)

Net Assets — 100.0%		$825,200

(a)	Affiliated investment.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (108.4%)
Common Stocks (107.5%)
Casinos & Gaming (0.4%)
Ameristar Casinos, Inc.	3,500	53

Diversified (10.3%)
Colonial Properties Trust REIT	7,800	113
Cousins Properties, Inc.	18,040	122
Investors Real Estate Trust	3,700	33
PS Business Parks, Inc. REIT	4,300	240
Vornado Realty Trust REIT(a)	9,502	693
Washington Real Estate Investment Trust REIT	2,500	69

		1,270

Health Care (10.6%)
Cogdell Spencer, Inc. REIT	2,500	17
HCP, Inc. REIT(a)	8,000	258
Health Care REIT, Inc.(a)	5,300	223
Medical Properties Trust, Inc. REIT	15,200	144
National Health Investors, Inc. REIT	4,600	177
Nationwide Health Properties, Inc. REIT(a)	2,400	86
OMEGA Healthcare Investors, Inc. REIT(a)	7,500	149
Senior Housing Properties Trust REIT	5,400	109
Ventas, Inc. REIT(a)	3,000	141

		1,304

Hotels & Leisure Properties (8.0%)
Ashford Hospitality Trust REIT*	7,400	54
Entertainment Properties Trust REIT(a)	3,100	118
Hersha Hospitality Trust REIT	30,900	140
Hospitality Properties Trust REIT	3,900	82
Host Hotels & Resorts, Inc. REIT(a)	30,701	414
LaSalle Hotel Properties REIT	4,400	91
Sunstone Hotel Investors, Inc. REIT*	9,100	90

		989

Industrials (12.2%)
AMB Property Corp. REIT(a)	20,200	479
DCT Industrial Trust, Inc. REIT	16,600	75
EastGroup Properties, Inc. REIT(a)	3,900	139
ProLogis REIT(a)	6,700	68
Public Storage REIT(a)	6,800	598
Sovran Self Storage, Inc. REIT	4,200	144

		1,503

Land & Forest Products (3.5%)
Brookfield Infrastructure Partners L.P.	2,100	33

	Shares or
	Principal
	Amount($)	Value($)
Plum Creek Timber Co., Inc. REIT(a)	7,200	249
Potlatch Corp. REIT(a)	1,700	61
Rayonier, Inc. REIT(a)	2,100	92

		435

Mortgage (4.8%)
American Capital Agency Corp. REIT	5,000	132
Chimera Investment Corp. REIT	7,300	26
Colony Financial, Inc. REIT	5,700	96
Hatteras Financial Corp.	3,400	95
iStar Financial, Inc. REIT*	8,800	39
RAIT Financial Trust REIT*	13,400	25
Resource Capital Corp. REIT	22,700	129
Saul Centers, Inc. REIT	1,300	53

		595

Office (18.0%)
Boston Properties, Inc. REIT(a)	7,300	521
Brandywine Realty Trust REIT	12,100	130
Corporate Office Properties Trust REIT	800	30
Digital Realty Trust, Inc. REIT	800	46
Douglas Emmett, Inc. REIT(a)	10,900	155
Duke Realty Corp. REIT	3,600	41
Franklin Street Properties Corp. REIT	23,800	281
Highwoods Properties, Inc. REIT	5,300	147
HRPT Properties Trust REIT	4,200	26
Kilroy Realty Corp. REIT	6,300	187
Lexington Realty Trust REIT	4,600	28
Mack-Cali Realty Corp. REIT	6,700	199
Parkway Properties, Inc. REIT(a)	14,200	207
SL Green Realty Corp. REIT	4,100	226

		2,224

Residential (19.1%)
Alexander’s, Inc. REIT	200	61
American Campus Communities, Inc. REIT	18,100	494
Apartment Investment & Management Co., Cl A REIT	5,800	112
Associated Estates Realty Corp. REIT	9,100	118
AvalonBay Communities, Inc. REIT	4,600	429
BRE Properties, Inc. REIT	3,200	118
Camden Property Trust REIT	1,500	61
Equity Lifestyle Properties, Inc. REIT	2,900	140
Equity Residential REIT(a)	12,100	504
Essex Property Trust, Inc. REIT	1,300	127
Post Properties, Inc. REIT	2,800	64
UDR, Inc. REIT	6,900	132

		2,360

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Retail (20.6%)
Agree Realty Corp. REIT	5,000	117
CBL & Associates Properties, Inc. REIT	3,800	47
Developers Diversified Realty Corp. REIT	5,900	58
Federal Realty Investment Trust REIT	1,100	77
Glimcher Realty Trust REIT	5,300	32
Inland Real Estate Corp.	14,000	111
Kimco Realty Corp. REIT	19,500	262
Kite Realty Group Trust	9,000	38
Macerich Co. (The) REIT(a)	4,542	170
National Retail Properties, Inc. REIT(a)	12,000	257
Pennsylvania Real Estate Investment Trust	2,300	28
Ramco-Gershenson Properties Trust REIT	9,100	92
Realty Income Corp. REIT	1,000	30
Simon Property Group, Inc. REIT(a)	12,004	969
Taubman Centers, Inc. REIT	2,800	105
Urstadt Biddle Properties, Cl A REIT	2,700	44
Weingarten Realty Investors REIT	6,000	114

		2,551

Total Common Stocks		13,284

Short-Term Investment (0.9%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 07/01/10(b)	112	112

Total Short-Term Investment		112

Total Investments —108.4%
Total Long Positions (Cost $12,336)(c)		13,396

Other assets in excess of liabilities — 0.2%		26
Short Postions (see summary below) —(8.6)%		(1,061)

Net Assets — 100.0%		$12,361

Short Positions ((8.6)%)
Common Stocks Sold Short ((8.6)%)
Diversified ((0.5)%)
FBR Capital Markets Corp.*	(3,700)	(12)
Winthrop Realty Trust	(4,200)	(54)

		(66)

Health Care ((0.7)%)
Healthcare Realty Trust, Inc. REIT	(1,400)	(31)
LTC Properties, Inc. REIT	(2,100)	(51)

		(82)

Homebuilders ((1.0)%)
Cavco Industries, Inc.*	(1,500)	(53)
Pulte Group, Inc.*	(2,600)	(22)

	Shares or
	Principal
	Amount($)	Value($)
Toll Brothers, Inc.*	(2,900)	(47)

		(122)

Hotels & Leisure Properties ((0.9)%)
Choice Hotels International, Inc.	(900)	(27)
DiamondRock Hospitality Co. REIT	(3,400)	(28)
Pebblebrook Hotel Trust REIT*	(2,900)	(55)

		(110)

Mortgage ((5.4)%)
Anworth Mortgage Asset Corp.	(21,400)	(152)
Capstead Mortgage Corp. REIT	(3,600)	(40)
Invesco Mortgage Capital	(4,000)	(80)
Walter Investment Management Corp.	(24,000)	(393)

		(665)

Retail ((0.1)%)
Tanger Factory Outlet Centers, Inc. REIT	(400)	(16)

Total Investment Securities Sold Short (Proceeds $1,119)		(1,061)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.0%)
Consumer Discretionary (11.4%)
Bed Bath & Beyond, Inc.*	43,870	1,627
Carnival Corp.	77,535	2,345
Coach, Inc.	52,590	1,922
Johnson Controls, Inc.	64,530	1,734
Priceline.com, Inc.*	7,690	1,357
Viacom, Inc., Cl B	51,725	1,622

		10,607

Consumer Staples (10.4%)
Colgate-Palmolive Co.	31,110	2,450
Costco Wholesale Corp.	47,815	2,621
PepsiCo, Inc.	29,710	1,811
Philip Morris International, Inc.	59,485	2,727

		9,609

Energy (4.3%)
Occidental Petroleum Corp.	28,850	2,226
Schlumberger Ltd.	32,020	1,772

		3,998

Financials (10.5%)
American Express Co.	80,710	3,204
PNC Financial Services Group, Inc.	22,740	1,285
T. Rowe Price Group, Inc.	54,880	2,436
Visa, Inc., Cl A	39,250	2,777

		9,702

Health Care (8.6%)
Amgen, Inc.*	40,280	2,119
Express Scripts, Inc.*	64,920	3,053
Thermo Fisher Scientific, Inc.*	57,480	2,819

		7,991

Industrials (14.5%)
Emerson Electric Co.	51,670	2,257
Fluor Corp.	37,545	1,596
Illinois Tool Works, Inc.	47,650	1,967
Parker Hannifin Corp.	35,460	1,967
Union Pacific Corp.	23,490	1,633
United Parcel Service, Inc., Cl B	30,380	1,728
United Technologies Corp.	35,170	2,283

		13,431

Information Technology (29.6%)
Adobe Systems, Inc.*	57,300	1,514
Analog Devices, Inc.	95,730	2,667
Apple, Inc.*	21,060	5,297
Broadcom Corp., Cl A	44,920	1,481
Cisco Systems, Inc.*	165,270	3,522
EMC Corp.*	167,190	3,060
Hewlett-Packard Co.	71,065	3,076
Juniper Networks, Inc.*	111,575	2,546
Oracle Corp.	123,375	2,648
Western Digital Corp.*	53,925	1,626

		27,437

Materials (4.5%)
Ecolab, Inc.	41,785	1,876
Praxair, Inc.	29,700	2,257

		4,133

	Shares or
	Principal
	Amount($)	Value($)
Telecommunications Services (3.2%)
American Tower Corp., Cl A*	67,880	3,021

Total Common Stocks		89,929

Money Market Fund (2.9%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	2,646,558	2,647

Total Money Market Fund		2,647

Total Investments (Cost $83,361)(b) — 99.9%		92,576

Other assets in excess of liabilities — 0.1%		52

Net Assets — 100.0%		$92,628

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.2%)
Consumer Discretionary (18.6%)
99 Cents Only Stores*	164,200	2,430
Aaron’s, Inc.(a)	138,370	2,362
AnnTaylor Stores Corp.*	81,670	1,329
ArvinMeritor, Inc.*	138,180	1,810
Asbury Automotive Group, Inc.*	245,410	2,587
Buffalo Wild Wings, Inc.*(a)	55,820	2,042
California Pizza Kitchen, Inc.*	135,460	2,052
Chico’s FAS, Inc.	289,620	2,861
Citi Trends, Inc.*	92,040	3,032
Coinstar, Inc.*	41,060	1,764
Collective Brands, Inc.*	147,400	2,329
Deckers Outdoor Co.*	22,990	3,285
Dress Barn, Inc. (The)*	120,465	2,868
DSW, Inc., Cl A*(a)	117,790	2,646
E.W. Scripps Co. (The), Cl A*	279,240	2,080
Ethan Allen Interiors, Inc.	136,580	1,911
Fuel Systems Solutions, Inc.*(a)	14,500	376
Gymboree Corp. (The)*	68,290	2,917
Jo-Ann Stores, Inc.*	49,940	1,873
Kirkland’s, Inc.*	112,790	1,903
Papa John’s International, Inc.*	108,380	2,506
Skechers U.S.A., Inc., Cl A*	73,330	2,678
Standard Pacific Corp.*	331,600	1,104
Steven Madden Ltd.*	83,880	2,644
Tempur-Pedic International, Inc.*	78,980	2,429
Tenneco, Inc.*	109,000	2,295
True Religion Apparel, Inc.*	117,340	2,590
Ulta Salon, Cosmetics & Fragrance, Inc.*	45,975	1,088

		61,791

Consumer Staples (2.6%)
American Italian Pasta Co., Cl A*	64,960	3,434
Diamond Foods, Inc.	54,730	2,249
Nu Skin Enterprises, Inc., Cl A	117,150	2,921

		8,604

Energy (3.9%)
Berry Petroleum Co., Cl A	96,400	2,480
CARBO Ceramics, Inc.	42,550	3,072
Clean Energy Fuels Corp.*(a)	141,660	2,117
North American Energy Partners, Inc.*	220,650	1,948
Oasis Petroleum, Inc.*	36,920	535
World Fuel Services Corp.	106,760	2,769

		12,921

Financials (6.8%)
Cardtronics, Inc.*	196,280	2,544
Encore Capital Group, Inc.*	107,260	2,211
F.N.B. Corp.	257,610	2,068
First Midwest Bancorp, Inc.	150,650	1,832
MF Global Holdings Ltd.*	170,870	976
Pinnacle Financial Partners, Inc.*(a)	112,660	1,448
PMI Group, Inc. (The)*(a)	428,160	1,237
Portfolio Recovery Associates, Inc.*(a)	51,510	3,440
Stifel Financial Corp.*	61,480	2,667
Synovus Financial Corp.	662,110	1,682

	Shares or
	Principal
	Amount($)	Value($)
Webster Financial Corp.	144,840	2,598

		22,703

Health Care (19.1%)
Acorda Therapeutics, Inc.*	27,040	841
Alkermes, Inc.*	161,645	2,012
Allos Therapeutics, Inc.*(a)	219,550	1,346
American Medical Systems Holdings, Inc.*	180,790	3,999
Auxilium Pharmaceuticals, Inc.*(a)	76,740	1,803
Bio-Reference Laboratories, Inc.*	114,160	2,531
BioScrip, Inc.*	229,510	1,203
Catalyst Health Solutions, Inc.*	83,520	2,881
Computer Programs & Systems, Inc.(a)	23,350	955
Cubist Pharmaceuticals, Inc.*	105,400	2,171
Dionex Corp.*	44,630	3,323
Emdeon, Inc., Cl A*	74,015	927
Enzon Pharmaceuticals, Inc.*(a)	217,430	2,316
HealthSouth Corp.*	186,730	3,494
ICON PLC SP ADR*	103,690	2,996
InterMune, Inc.*(a)	120,540	1,127
Merit Medical Systems, Inc.*	104,000	1,671
Momenta Pharmaceuticals, Inc.*	120,950	1,483
Neogen Corp.*	89,590	2,334
NuVasive, Inc.*(a)	89,780	3,184
Onyx Pharmaceuticals, Inc.*	34,410	743
PAREXEL International Corp.*	148,395	3,217
PSS World Medical, Inc.*	118,040	2,497
Quality Systems, Inc.(a)	22,670	1,315
Salix Pharmaceuticals Ltd.*	112,980	4,410
Savient Pharmaceuticals, Inc.*	112,535	1,418
SonoSite, Inc.*	66,070	1,791
STERIS Corp.	101,200	3,145
West Pharmaceutical Services, Inc.	65,190	2,379

		63,512

Industrials (17.4%)
AAR Corp.*	107,410	1,798
Actuant Corp.	115,800	2,181
Albany International Corp.	89,720	1,453
American Reprographics Co.*	153,970	1,344
Applied Industrial Technologies, Inc.	76,040	1,925
Barnes Group, Inc.	171,820	2,816
Belden, Inc.	90,756	1,997
Cenveo, Inc.*	208,820	1,146
CIRCOR International, Inc.	111,950	2,864
EMCOR Group, Inc.*	98,350	2,279
EnPro Industries, Inc.*	63,890	1,799
Forward Air Corp.	147,130	4,009
Genesee & Wyoming, Inc., Cl A*(a)	83,280	3,107
Hexcel Corp.*	269,330	4,177
HNI Corp.	116,890	3,225
Hub Group, Inc., Cl A*	129,870	3,897
II-VI, Inc.*	60,500	1,793
InnerWorkings, Inc.*(a)	321,235	2,194
Kaydon Corp.	67,630	2,222
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Kirby Corp.*	69,990	2,677
Mueller Water Products, Inc., Cl A	402,310	1,493
RSC Holdings, Inc.*(a)	461,850	2,850
Tetra Tech, Inc.*	126,950	2,489
Universal Forest Products, Inc.	73,800	2,237

		57,972

Information Technology (23.4%)
Amkor Technology, Inc.*(a)	475,870	2,622
Anixter International, Inc.*	70,980	3,024
ArcSight, Inc.*	82,430	1,846
Ariba, Inc.*	304,180	4,846
Aruba Networks, Inc.*(a)	166,290	2,368
AsiaInfo Holdings, Inc.*	125,025	2,733
Atheros Communications*	122,740	3,380
Bottomline Technologies, Inc.*	102,850	1,340
Concur Technologies, Inc.*	84,750	3,617
Constant Contact, Inc.*(a)	86,460	1,844
Cymer, Inc.*	94,060	2,826
Informatica Corp.*	218,550	5,219
JDA Software Group, Inc.*	117,080	2,573
MICROS Systems, Inc.*	35,770	1,140
MKS Instruments, Inc.*	118,260	2,214
NCI, Inc., Cl A*	25,140	568
Netlogic Microsystems, Inc.*(a)	129,990	3,536
NetSuite, Inc.*	156,810	1,982
NIC, Inc.(a)	159,170	1,020
Plantronics, Inc.	112,040	3,204
PMC-Sierra, Inc.*	369,710	2,780
RightNow Technologies, Inc.*	98,620	1,547
Skyworks Solutions, Inc.*	356,830	5,991
SMART Modular Technologies (WWH), Inc.*	376,720	2,204
SuccessFactors, Inc.*	93,210	1,938
Taleo Corp., Cl A*	91,020	2,211
Tech Data Corp.*	59,100	2,105
TNS, Inc.*	141,280	2,464
VistaPrint NV*(a)	39,480	1,875
Websense, Inc.*	142,090	2,685

		77,702

Materials (3.4%)
Arch Chemicals, Inc.	58,780	1,807
Boise, Inc.*	329,550	1,809
Brush Engineered Materials, Inc.*	106,400	2,126
Clearwater Paper Corp.*	31,810	1,742
PolyOne Corp.*	255,160	2,149
Quaker Chemical Corp.	65,500	1,774

		11,407

Telecommunications Services (1.0%)
Brigham Exploration Co.*	210,180	3,233

Total Common Stocks		319,845

Warrant (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)	1,301,500	—

Total Warrant		—

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (10.9%)
RidgeWorth Funds Securities Lending Joint Account(c)(d)	36,403	36,403

Total Short-Term Investment		36,403

Money Market Fund (3.5%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	11,742,372	11,742

Total Money Market Fund		11,742

Total Investments (Cost $345,537)(e) — 110.6%		367,990
Liabilities in excess of other assets — (10.6)%		(35,273)

Net Assets — 100.0%		$332,717

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $36,166.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

	Acquisition	Cost	Principal	Value	Percentage of
Issue Description	Date	($)	($)	($)	Net Assets(%)

Drugmax, Inc	09/27/05	163	1,302	—	—

(c)	Affiliated investment.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.0%)
Consumer Discretionary (12.5%)
Aaron’s, Inc.	17,000	290
Arbitron, Inc.	119,300	3,058
bebe Stores, Inc.	243,634	1,559
Guess?, Inc.	520,604	16,264
Harte-Hanks, Inc.	168,100	1,757
Jones Apparel Group, Inc.	421,200	6,676
NutriSystem, Inc.(a)	207,300	4,755
PRIMEDIA, Inc.	378,014	1,108
Regis Corp.	226,300	3,524
Scholastic Corp.	344,400	8,307
Superior Industries International, Inc.	44,000	591
Tractor Supply Co.	121,100	7,383
Williams-Sonoma, Inc.	540,500	13,415
Wolverine World Wide, Inc.	371,900	9,379

		78,066

Consumer Staples (4.6%)
Alberto-Culver Co.	499,162	13,522
PriceSmart, Inc.	146,500	3,403
Spartan Stores, Inc.	253,700	3,481
WD-40 Co.	252,000	8,417

		28,823

Energy (3.2%)
Core Laboratories NV	36,200	5,343
Holly Corp.	171,800	4,566
Southern Union Co.	271,800	5,942
Tidewater, Inc.(a)	100,000	3,872

		19,723

Financials (19.8%)
Advance America Cash Advance Centers, Inc.	727,700	3,005
Artio Global Investors, Inc.	363,805	5,726
Banco Latinoamericano de Exportaciones SA, Ser E	168,900	2,110
Bank of Hawaii Corp.	98,700	4,772
Cash America International, Inc.	564,700	19,352
Cullen/Frost Bankers, Inc.	190,300	9,782
Evercore Partners, Inc., Cl A	214,900	5,018
Hanover Insurance Group, Inc. (The)	282,100	12,271
HCC Insurance Holdings, Inc.	696,750	17,252
JMP Group, Inc.	458,200	2,836
National Retail Properties, Inc. REIT	296,700	6,361
Oppenheimer Holdings, Inc., Cl A	85,600	2,050
Realty Income Corp. REIT(a)	207,700	6,300
SWS Group, Inc.	332,592	3,160
Tower Group, Inc.	226,400	4,874
UMB Financial Corp.	223,900	7,962
Washington Real Estate Investment Trust REIT	213,100	5,880
Wesco Financial Corp.	15,573	5,033

		123,744

Health Care (6.6%)
Cooper Cos., Inc. (The)	488,296	19,429
Ensign Group, Inc.	176,400	2,914

	Shares or
	Principal
	Amount($)	Value($)
STERIS Corp.	316,357	9,833
Techne Corp.	65,500	3,763
Teleflex, Inc.	102,300	5,553

		41,492

Industrials (28.5%)
A.O. Smith Corp.	518,400	24,982
Ameron International Corp.	64,700	3,903
Badger Meter, Inc.(a)	146,800	5,680
Comfort Systems USA, Inc.	147,900	1,429
Cubic Corp.	92,700	3,372
Curtiss-Wright Corp.	147,400	4,281
Federal Signal Corp.	481,700	2,910
Grupo Aeroportuario del Pacifico SA de CV SP ADR	457,176	13,281
Harsco Corp.	248,200	5,833
HEICO Corp., Cl A	66,375	1,789
Houston Wire & Cable Co.	281,750	3,057
IESI-BFC Ltd.(a)	893,300	17,964
Interface, Inc., Cl A	1,887,821	20,275
John Beam Technologies Corp.	438,100	6,681
KBR, Inc.	212,600	4,324
Lennox International, Inc.	193,900	8,060
Ritchie Bros. Auctioneers, Inc.(a)	154,944	2,823
Snap-on, Inc.	266,300	10,894
SPX Corp.	108,500	5,730
Tennant Co.	90,900	3,074
Titan International, Inc.(a)	475,000	4,736
Tomkins PLC SP ADR	275,503	3,672
Towers Watson & Co., Cl A	257,500	10,004
Valmont Industries, Inc.	134,000	9,736

		178,490

Information Technology (7.9%)
Aixtron AG SP ADR(a)	806,270	19,213
Black Box Corp.	196,200	5,472
Cohu, Inc.	233,753	2,836
Intersil Corp., Cl A	1,249,140	15,127
Plantronics, Inc.	227,000	6,492

		49,140

Materials (9.0%)
Bemis Co., Inc.	135,486	3,658
Cabot Corp.	12,700	306
Cytec Industries, Inc.	120,000	4,799
Olin Corp.	618,000	11,180
Sensient Technologies Corp.	396,565	10,283
Steel Dynamics, Inc.	356,500	4,702
Valspar Corp. (The)	717,500	21,611

		56,539

Telecommunications Services (0.6%)
NTELOS Holdings Corp.	230,564	3,966

Utilities (6.3%)
Aqua America, Inc.(a)	370,100	6,544
Avista Corp.	212,800	4,156
California Water Service Group	159,800	5,705
ITC Holdings Corp.	121,400	6,423
Ormat Technologies, Inc.(a)	232,100	6,566
UGI Corp.	264,200	6,721
Unisource Energy Corp.	117,300	3,540

		39,655

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Total Common Stocks		619,638

Short-Term Investment (7.9%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	49,379	49,379

Total Short-Term Investment		49,379

Money Market Fund (2.3%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	14,336,845	14,337

Total Money Market Fund		14,337

Total Investments (Cost $669,139)(d) — 109.2%		683,354
Liabilities in excess of other assets — (9.2)%		(57,446)

Net Assets — 100.0%		$625,908

(a)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $48,740.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	Real Estate Investment Trust

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (132.0%)
Common Stocks (131.2%)
Consumer Discretionary (11.3%)
American Greetings Corp., Cl A	1,100	21
AnnTaylor Stores Corp.*	1,700	28
Best Buy Co., Inc.	800	27
Big Lots, Inc.*(a)	500	16
Blyth, Inc.	1,200	41
Bob Evans Farms, Inc.(a)	1,400	34
California Pizza Kitchen, Inc.*	1,700	26
Career Education Corp.*(a)	2,200	51
CEC Entertainment, Inc.*	100	3
Coach, Inc.(a)	1,600	58
Comcast Corp., Cl A	1,600	28
Cooper Tire & Rubber Co.(a)	1,300	25
Corinthian Colleges, Inc.*	1,100	11
DIRECTV Group, Inc. (The), Cl A*	3,500	119
Dollar Thrifty Automotive*(a)	1,600	68
Expedia, Inc.	700	13
Ford Motor Co.*(a)	2,400	24
GameStop Corp., Cl A*	1,600	30
Gannett Co., Inc.	1,500	20
Gap, Inc. (The)(a)	4,100	80
Home Depot, Inc. (The)	1,100	31
LaCrosse Footwear, Inc.(a)	600	10
News Corp., Cl A	1,600	19
NIKE, Inc., Cl B	400	27
Papa John’s International, Inc.*	600	14
PetSmart, Inc.	500	15
Scholastic Corp.(a)	2,700	65
Stage Stores, Inc.	1,200	13
Starwood Hotels & Resorts Worldwide, Inc.	600	25
Timberland Co. (The), Cl A*	2,800	45
Time Warner, Inc.(a)	3,600	104
TJX Cos., Inc. (The)	1,000	42
UniFirst Corp.(a)	700	31
Whirlpool Corp.(a)	1,000	88
Williams-Sonoma, Inc.	1,000	25

		1,277

Consumer Staples (10.6%)
Boston Beer Co., Inc., Cl A (The)*	700	47
Brown-Forman Corp., Cl B(a)	1,600	92
ConAgra Foods, Inc.	1,000	23
Dr Pepper Snapple Group, Inc.	800	30
Hershey Co. (The)	600	29
Hormel Foods Corp.	700	28
Kimberly-Clark Corp.(a)	300	18
Lorillard, Inc.(a)	900	65
PepsiCo, Inc.(a)	800	49
Philip Morris International, Inc.(a)	1,800	82
Procter & Gamble Co. (The)(a)	2,500	150
Safeway, Inc.(a)	5,100	100
Sanderson Farms, Inc.(a)	2,000	101
Sara Lee Corp.	2,100	30
Tyson Foods, Inc.,Cl A(a)	3,400	56

	Shares or
	Principal
	Amount($)	Value($)
Wal-Mart Stores, Inc.(a)	5,700	274
Winn-Dixie Stores, Inc.*	2,600	25

		1,199

Energy (11.6%)
Apache Corp.(a)	1,100	93
Chevron Corp.(a)	2,700	183
ConocoPhillips(a)	3,300	162
El Paso Corp.	1,400	15
ENSCO International PLC SP ADR	600	24
Exxon Mobil Corp.(a)	6,410	366
Helmerich & Payne, Inc.	600	22
Hess Corp.	300	15
Marathon Oil Corp.(a)	600	19
Murphy Oil Corp.(a)	2,300	114
Occidental Petroleum Corp.(a)	2,000	154
Rowan Cos., Inc.*	1,200	26
Schlumberger Ltd.(a)	700	39
Whiting Petroleum Corp.*(a)	700	55
Williams Cos., Inc. (The)	1,100	20

		1,307

Financials (15.9%)
Alliance Finanical Corp.	1,100	31
American Equity Investment Life Holding Co.(a)	5,800	60
AmeriCredit Corp.*	3,100	56
Bank of America Corp.(a)	6,000	86
BlackRock Kelso Capital Corp.(a)	8,100	80
BOK Financial Corp.	600	28
CIT Group, Inc.*	900	30
Citigroup, Inc.*(a)	12,200	46
CNA Financial Corp.*	1,200	31
CNA Surety Corp.*(a)	3,200	51
Encore Capital Group, Inc.*(a)	3,100	64
ESSA Bancorp, Inc.(a)	3,100	38
First Financial Corp.(a)	800	21
Franklin Resources, Inc.	300	26
Genworth Financial, Inc., Cl A*	1,200	16
Goldman Sachs Group, Inc. (The)(a)	2,500	328
Heartland Financial USA, Inc.(a)	1,200	21
JPMorgan Chase & Co.(a)	9,200	337
PennantPark Investment Corp.	1,700	16
QC Holdings, Inc.(a)	3,900	14
Shore Bancshares, Inc.(a)	672	8
SLM Corp.*(a)	6,200	64
Southside Bancshares, Inc.	1,605	32
State Auto Financial Corp.	1,600	25
Travelers Cos., Inc. (The)(a)	2,100	103
Visa, Inc., Cl A	800	57
Wells Fargo & Co.(a)	3,900	100
XL Capital Ltd., Cl A	1,800	29

		1,798

Health Care (19.2%)
Aetna, Inc.	1,100	29
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Amgen, Inc.*(a)	1,400	74
Biogen Idec, Inc.*(a)	4,900	232
Cardinal Health, Inc.	200	7
Celgene Corp.*(a)	500	25
Cephalon, Inc.*	900	51
Cerner Corp.*	400	30
Coventry Health Care, Inc.*	1,600	28
Cubist Pharmaceuticals, Inc.*(a)	1,800	37
Eli Lilly & Co.(a)	5,000	167
Emergent Biosolutions, Inc.*(a)	4,700	77
Forest Laboratories, Inc.*(a)	1,500	41
Gilead Sciences, Inc.*(a)	3,700	127
Hill-Rom Holdings, Inc.	500	15
Hospira, Inc.*	500	29
Humana, Inc.*(a)	1,700	78
IDEXX Laboratories, Inc.*	500	30
Impax Laboratories, Inc.*	1,500	29
Integra LifeSciences Holdings Corp.*	1,500	55
Johnson & Johnson(a)	5,100	301
Kensey Nash Corp.*	1,400	33
Kindred Healthcare, Inc.*(a)	4,800	62
King Pharmaceuticals, Inc.*	6,000	46
Martek Biosciences Corp.*(a)	5,700	135
Maxygen, Inc.*(a)	7,700	43
Medtronic, Inc.(a)	2,800	102
Myriad Genetics, Inc.*	1,900	28
Par Pharmaceutical Cos, Inc.*	1,100	29
Pfizer, Inc.(a)	4,386	63
Stryker Corp.	400	20
UnitedHealth Group, Inc.(a)	2,100	60
Zimmer Holdings, Inc.*(a)	1,500	81

		2,164

Industrials (14.3%)
3M Co.(a)	1,300	103
AAON, Inc.(a)	1,800	42
ATC Technology Corp.*(a)	900	14
Avis Budget Group, Inc.*	4,800	47
AZZ, Inc.	600	22
Brady Corp., Cl A(a)	300	7
Consolidated Graphics, Inc.*(a)	700	30
Corporate Executive Board Co. (The)	1,100	29
Crane Co.	1,400	42
CSX Corp.	600	30
Cummins, Inc.	700	46
Deere & Co.	800	45
Dun & Bradstreet Corp. (The)	400	27
Dycom Industries, Inc.*	1,200	10
Emerson Electric Co.(a)	3,000	131
Exlservice Holdings, Inc.*	1,900	33
FedEx Corp.(a)	1,100	77
Flowserve Corp.	400	34
General Dynamics Corp.(a)	700	41
General Electric Co.(a)	5,200	75
Hawaiian Holdings, Inc.*(a)	2,100	11
Honeywell International, Inc.	500	20
ITT Corp.	1,300	58
Kaydon Corp.	900	30

	Shares or
	Principal
	Amount($)	Value($)
Layne Christensen Co.*	900	22
McGrath RentCorp	1,200	27
Nordson Corp.	500	28
Oshkosh Corp.*	700	22
Pinnacle Airlines Corp.*	5,700	31
R.R. Donnelley & Sons Co.	1,700	28
Raytheon Co.(a)	3,200	155
Regal-Beloit Corp.	600	33
Rockwell Automation, Inc.(a)	800	39
Ryder System, Inc.	1,100	44
Toro Co. (The)	500	25
Towers Watson & Co., Cl A	400	16
Tyco Eletronics Ltd.	1,200	30
United Parcel Service, Inc., Cl B(a)	1,800	102
United Technologies Corp.(a)	200	13

		1,619

Information Technology (34.2%)
ACI Worldwide, Inc.*	1,600	31
Analog Devices, Inc.(a)	2,600	72
Ancestry.com, Inc.*	2,900	51
Apple, Inc.*(a)	700	176
ATMI, Inc.*	2,300	34
Autodesk, Inc.*	6,800	166
Avnet, Inc.*	1,100	27
BMC Software, Inc.*	600	21
CA, Inc.	1,500	28
Cabot Microelectronics Corp.*(a)	2,400	83
Cisco Systems, Inc.*(a)	7,800	166
Computer Sciences Corp.(a)	1,000	45
Compuware Corp.*(a)	11,400	91
Corning, Inc.	1,700	27
CSG Systems International, Inc.*	1,500	27
EarthLink, Inc.	3,600	29
Electro Rent Corp.(a)	8,300	106
Fairchild Semiconductor International, Inc.*	2,400	20
Hewitt Associates, Inc., Cl A*	1,600	55
InfoSpace, Inc.*	1,200	9
Intel Corp.(a)	12,700	247
International Business Machines Corp.(a)	1,400	173
Intuit, Inc.*	800	28
JDS Uniphase Corp.*	2,200	22
Juniper Networks, Inc.*	1,200	27
Lexmark International, Inc., Cl A*(a)	4,900	162
Manhattan Associates, Inc.*(a)	4,000	110
Maxim Integrated Products, Inc.(a)	1,400	23
MAXIMUS, Inc.(a)	1,700	98
Micron Technology, Inc.*(a)	11,100	94
Microsoft Corp.(a)	18,800	433
Microtune, Inc.*	6,700	14
National Semiconductor Corp.(a)	5,400	73
Oracle Corp.	4,100	88
PC Connection, Inc.*	2,700	16
PC Mall, Inc.*	3,100	12
QLogic Corp.*(a)	900	15
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Richardson Electronics Ltd.	3,400	31
SanDisk Corp.*	1,700	72
Seagate Technology*	3,300	43
SRA International, Inc., Cl A*	1,400	28
TeleTech Holdings, Inc.*(a)	4,700	61
Tellabs, Inc.	10,900	70
Texas Instruments, Inc.(a)	9,200	214
Travelzoo, Inc.*	2,200	27
ValueClick, Inc.*	2,600	28
Vishay Intertechnology, Inc.*	4,500	35
Western Digital Corp.*(a)	7,700	232
Xilinx, Inc.(a)	2,000	51
Yahoo!, Inc.*(a)	5,300	73

		3,864

Materials (5.5%)
Buckeye Technologies, Inc.*	2,400	24
CF Industries Holdings, Inc.(a)	2,200	139
Domtar Corp.	400	20
E.I. du Pont de Nemours & Co.(a)	500	17
Eastman Chemical Co.	300	16
Freeport-McMoRan Copper & Gold, Inc.(a)	1,400	83
Newmont Mining Corp.(a)	1,900	117
Rock-Tenn Co., Cl A	900	45
Universal Stainless & Alloy Products, Inc.*	400	6
W.R. Grace & Co.*(a)	2,700	57
Walter Energy, Inc.(a)	1,100	67
Westlake Chemical Corp.	1,300	24

		615

Telecommunication Services (5.6%)
AT&T, Inc.(a)	6,900	167
Qwest Communications International, Inc.	4,200	22
Telephone & Data Systems, Inc.(a)	6,700	204
United States Cellular Corp.*(a)	1,800	74
USA Mobility, Inc.(a)	13,200	170

		637

Transportation (0.2%)
Royal Caribbean Cruises, Ltd.*	1,000	23

Utilities (2.8%)
DTE Energy Co.	500	23
PG&E Corp.	400	17
Progress Energy, Inc.	2,100	82
Questar Corp.	500	23
TECO Energy, Inc.	3,000	45
Westar Energy, Inc.(a)	3,900	84
Xcel Energy, Inc.	2,300	47

		321

Total Common Stocks		14,824

Short-Term Investment (0.8%)

	Shares or
	Principal
	Amount($)	Value($)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 07/01/10(b)	95	95

Total Short-Term Investment		95

Total Investments —132.0%
Total Long Positions (Cost $15,812)(c)		14,919

Other assets in excess of liabilities — 0.1%		11
Short Positions (see summary below) —(32.1)%		(3,627)

Net Assets — 100.0%		$11,303

Short Positions ((32.1)%)
Common Stocks Sold Short ((32.1)%)
Consumer Discretionary ((3.5)%)
AOL, Inc.*	(1,200)	(25)
bebe Stores, Inc.	(2,900)	(19)
Dollar General Corp.*	(1,200)	(33)
DreamWorks Animation SKG, Inc., Cl A*	(1,000)	(28)
K-Swiss, Inc., Cl A*	(2,800)	(31)
Liberty Media Corp., Ser A*	(600)	(25)
Liz Claiborne, Inc.*	(3,700)	(16)
M.D.C. Holdings, Inc.	(900)	(24)
MAKO Surgical Corp.*	(2,500)	(31)
Pantry, Inc. (The)*	(2,000)	(28)
Princeton Review, Inc. (The)*	(5,200)	(12)
REX American Resources Corp.*	(1,800)	(29)
Ryland Group, Inc. (The)	(1,700)	(27)
Stanley Furniture Co., Inc.*	(1,400)	(6)
Vitamin Shoppe, Inc.*	(1,100)	(28)
Weight Watchers International, Inc.	(1,200)	(31)

		(393)

Consumer Staples ((1.4)%)
Alberto-Culver Co.	(2,200)	(60)
Central European Distribution Corp.*	(1,000)	(21)
Diamond Foods, Inc.	(1,300)	(53)
Spartan Stores, Inc.	(1,800)	(25)

		(159)

Energy ((0.9)%)
Carizzo Oil & Gas, Inc.*	(1,500)	(23)
Petrohawk Energy Corp.*	(2,600)	(44)
Ultra Petroleum Corp.*	(700)	(31)

		(98)

Financials ((1.9)%)
Artio Global Investors, Inc.	(1,800)	(28)
BlackRock, Inc.	(200)	(29)
CoBiz Financial, Inc.	(3,900)	(26)
First Financial Holdings, Inc.	(2,100)	(24)
Guidance Software, Inc.*	(3,600)	(19)
HMS Holdings Corp.*	(600)	(33)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Interactive Brokers Group, Inc., Cl A*	(1,700)	(28)
Stifel Financial Corp.*	(700)	(30)

		(217)

Health Care ((4.9)%)
Allos Therapeutics, Inc.*	(11,300)	(69)
Ardea Biosciences, Inc.*	(1,300)	(27)
Celldex Therapeutics, Inc.*	(3,900)	(18)
Dexcom, Inc.*	(2,500)	(29)
Healthcare Services Group, Inc.	(1,500)	(28)
HeartWare International, Inc.*	(1,000)	(70)
ImmunoGen, Inc.*	(3,100)	(29)
Itron, Inc.*	(600)	(37)
Myrexis, Inc.*	(5,800)	(22)
Palomar Medical Technologies, Inc.*	(2,300)	(26)
Providence Service Corp.*	(2,100)	(29)
Psychiatric Solutions, Inc.*	(1,100)	(36)
RehabCare Group, Inc.*	(1,200)	(26)
Rigel Pharmaceuticals, Inc.*	(2,700)	(20)
Vertex Pharmaceuticals, Inc.*	(2,200)	(72)
XenoPort, Inc.*	(1,300)	(13)

		(551)

Industrials ((3.1)%)
Astec Industries, Inc.*	(700)	(19)
Baldor Electric Co.	(900)	(32)
Cavco Industries, Inc.*	(600)	(21)
Clean Harbors, Inc.*	(400)	(27)
ESCO Technologies, Inc.	(1,000)	(26)
Flanders Corp.*	(4,100)	(13)
Herman Miller, Inc.	(100)	(2)
Integrated Electrical Services, Inc.*	(5,100)	(18)
Monster Worldwide, Inc.*	(1,800)	(21)
MYR Group, Inc.*	(1,400)	(23)
Quanta Services, Inc.*	(1,300)	(27)
Roadrunner Transportation Systems, Inc.*	(2,100)	(30)
Satcon Technology Corp.*	(8,700)	(25)
SPX Corp.	(900)	(47)
Toll Brothers, Inc.*	(1,200)	(20)

		(351)

Information Technology ((14.2)%)
Advent Software, Inc.*	(700)	(33)
Ariba, Inc.*	(2,200)	(35)
Broadridge Financial Solutions, Inc.	(1,600)	(30)
Brocade Communication Systems, Inc.*	(4,700)	(24)
CEVA, Inc.*	(2,700)	(34)
Cirrus Logic, Inc.*	(1,700)	(27)
Cogent, Inc.*	(3,300)	(30)
Comtech Telecommunications Corp.*	(1,000)	(30)
Concur Technologies, Inc.*	(800)	(34)

	Shares or
	Principal
	Amount($)	Value($)
Cray, Inc.*	(6,400)	(36)
DealerTrack Holdings, Inc.*	(561)	(9)
DemandTec, Inc.*	(4,100)	(28)
Diebold, Inc.	(1,200)	(33)
DTS, Inc.*	(800)	(26)
Electro Scientific Industries, Inc.*	(2,500)	(33)
eLoyalty Corp.*	(4,100)	(24)
Exar Corp.*	(9,200)	(64)
Fidelity National Information Services, Inc.	(800)	(21)
Fiserv, Inc.*	(700)	(32)
GSI Commerce, Inc.*	(900)	(26)
Ixia*	(3,700)	(32)
L-1 Identity Solutions, Inc.*	(14,800)	(121)
MEMC Electronic Materials, Inc.*	(4,100)	(41)
Mentor Graphics Corp.*	(3,300)	(29)
MIPS Technologies, Inc.*	(5,300)	(27)
Nanometrics, Inc.*	(10,200)	(103)
NCI, Inc., Cl A*	(2,100)	(47)
Netezza Corp.*	(2,500)	(34)
NetLogic Microsystems, Inc.*	(800)	(22)
Pegasystems, Inc.	(1,500)	(48)
Rambus, Inc.*	(1,600)	(28)
SAIC, Inc.*	(1,900)	(32)
Skyworks Solutions, Inc.*	(3,200)	(54)
Solera Holdings, Inc.	(1,100)	(40)
Taleo Corp., Cl A*	(1,100)	(27)
Technitrol, Inc.	(19,200)	(61)
TiVo, Inc.*	(4,700)	(35)
Ultra Clean Holdings, Inc.*	(3,300)	(28)
United Online, Inc.	(3,200)	(18)
Verigy Ltd.*	(10,100)	(88)
ViaSat, Inc.*	(800)	(26)
Western Union Co.	(1,700)	(25)
Zoran Corp.*	(3,200)	(31)

		(1,606)

Materials ((0.8)%)
Pactiv Corp.*	(2,200)	(61)
Valspar Corp. (The)	(900)	(27)

		(88)

Telecommunication Services ((1.0)%)
Crown Castle International Corp.*	(700)	(26)
Leap Wireless International, Inc.*	(1,500)	(19)
Syniverse Holdings, Inc.*	(1,700)	(35)
TeleCommunication Systems, Inc., Cl A*	(3,500)	(15)
Windstream Corp.	(1,527)	(16)

		(111)

Utilities ((0.4)%)
Pennichuck Corp.	(1,200)	(26)
Pepco Holdings, Inc.	(1,700)	(27)

		(53)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

Total Investment Securities Sold Short (Proceeds $3,932)	(3,627)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (95.8%)(a)
RidgeWorth Aggressive Growth Stock Fund*	74,750	854
RidgeWorth International Equity 130/30 Fund	195,072	1,122
RidgeWorth International Equity Index Fund	75,289	815
RidgeWorth Large Cap Core Equity Fund	382,895	4,396
RidgeWorth Large Cap Growth Stock Fund	270,535	2,251
RidgeWorth Large Cap Quantitative Equity Fund	219,199	2,069
RidgeWorth Large Cap Value Equity Fund	422,824	4,401
RidgeWorth Mid-Cap Core Equity Fund	101,587	910
RidgeWorth Mid-Cap Value Equity Fund	87,834	870
RidgeWorth Real Estate 130/30 Fund	104,190	730
RidgeWorth Select Large Cap Growth Stock Fund*	92,143	2,231
RidgeWorth Small Cap Growth Stock Fund*	76,541	900
RidgeWorth Small Cap Value Equity Fund	83,507	907
RidgeWorth U.S. Equity 130/30 Fund	148,942	1,169

Total Equity Funds		23,625

Exchange Traded Funds (3.1%)
iShares MSCI Emerging Markets Index Fund	6,041	225
iShares S&P 500 Index Fund	39	4
Market Vectors Gold Miners Fund	10,500	546

Total Exchange Traded Funds		775

Money Market Fund (1.0%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	238,863	239

Total Money Market Fund		239

Total Investments (Cost $25,983)(b) — 99.9%		24,639
Other assets in excess of liabilities — 0.1%		17

Net Assets — 100.0%		$24,656

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Conservative Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (24.9%)(a)
RidgeWorth Aggressive Growth Stock Fund*	13,646	156
RidgeWorth International Equity 130/30 Fund	35,713	205
RidgeWorth International Equity Index Fund	18,440	199
RidgeWorth Large Cap Core Equity Fund	72,057	827
RidgeWorth Large Cap Growth Stock Fund	50,219	418
RidgeWorth Large Cap Quantitative Equity Fund	39,836	376
RidgeWorth Large Cap Value Equity Fund	80,471	838
RidgeWorth Mid-Cap Core Equity Fund	18,443	165
RidgeWorth Mid-Cap Value Equity Fund	15,912	158
RidgeWorth Real Estate 130/30 Fund	18,913	133
RidgeWorth Select Large Cap Growth Stock Fund*	17,081	413
RidgeWorth Small Cap Growth Stock Fund*	11,443	135
RidgeWorth Small Cap Value Equity Fund	12,911	140
RidgeWorth U.S. Equity 130/30 Fund	27,376	215

Total Equity Funds		4,378

Fixed Income Funds (59.2%)(a)
RidgeWorth Corporate Bond Fund	78,888	775
RidgeWorth High Income Fund	97,170	631
RidgeWorth Intermediate Bond Fund	196,120	2,130
RidgeWorth Seix Floating Rate High Income Fund	59,216	507
RidgeWorth Seix High Yield Fund	77,134	711
RidgeWorth Total Return Bond Fund	446,126	4,907
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	76,693	773

Total Fixed Income Funds		10,434

Exchange Traded Funds (4.1%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,161	338
iShares MSCI Emerging Markets Index Fund	1,100	41
iShares S&P 500 Index Fund	10	1
Market Vectors Gold Miners Fund	6,700	348

Total Exchange Traded Funds		728

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (11.5%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	2,033,109	2,033

Total Money Market Fund		2,033

Total Investments (Cost $16,758)(b) — 99.7%		17,573
Other assets in excess of liabilities — 0.3%		58

Net Assets — 100.0%		$17,631

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (68.0%)(a)
RidgeWorth Aggressive Growth Stock Fund*	151,319	1,728
RidgeWorth International Equity 130/30 Fund	358,755	2,063
RidgeWorth International Equity Index Fund	184,223	1,993
RidgeWorth Large Cap Core Equity Fund	727,603	8,353
RidgeWorth Large Cap Growth Stock Fund	473,617	3,941
RidgeWorth Large Cap Quantitative Equity Fund	334,903	3,161
RidgeWorth Large Cap Value Equity Fund	814,466	8,479
RidgeWorth Mid-Cap Core Equity Fund	186,329	1,670
RidgeWorth Mid-Cap Value Equity Fund	167,938	1,664
RidgeWorth Real Estate 130/30 Fund	201,891	1,415
RidgeWorth Select Large Cap Growth Stock Fund*	172,332	4,172
RidgeWorth Small Cap Growth Stock Fund*	115,476	1,358
RidgeWorth Small Cap Value Equity Fund	130,014	1,412
RidgeWorth U.S. Equity 130/30 Fund	267,130	2,097

Total Equity Funds		43,506

Fixed Income Funds (26.1%)(a)
RidgeWorth Corporate Bond Fund	50,918	500
RidgeWorth High Income Fund	112,255	728
RidgeWorth Intermediate Bond Fund	91,597	995
RidgeWorth Seix Floating Rate High Income Fund	105,723	905
RidgeWorth Seix High Yield Fund	138,639	1,278
RidgeWorth Total Return Bond Fund	990,243	10,893
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	142,828	1,440

Total Fixed Income Funds		16,739

Exchange Traded Funds (3.8%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	6,124	654
iShares MSCI Emerging Markets Index Fund	11,088	414
iShares S&P 500 Index Fund	85	9
Market Vectors Gold Miners Fund	26,000	1,351

Total Exchange Traded Funds		2,428

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (2.3%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	1,453,849	1,454

Total Money Market Fund		1,454

Total Investments (Cost $63,439)(b) — 100.2%		64,127
Liabilities in excess of other assets — (0.2)%		(98)

Net Assets — 100.0%		$64,029

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Moderate Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (49.9%)(a)
RidgeWorth Aggressive Growth Stock Fund*	221,453	2,529
RidgeWorth International Equity 130/30 Fund	579,361	3,331
RidgeWorth International Equity Index Fund	299,411	3,240
RidgeWorth Large Cap Core Equity Fund	1,168,722	13,417
RidgeWorth Large Cap Growth Stock Fund	814,240	6,774
RidgeWorth Large Cap Quantitative Equity Fund	654,947	6,183
RidgeWorth Large Cap Value Equity Fund	1,308,215	13,619
RidgeWorth Mid-Cap Core Equity Fund	299,048	2,679
RidgeWorth Mid-Cap Value Equity Fund	258,769	2,564
RidgeWorth Real Estate 130/30 Fund	306,101	2,146
RidgeWorth Select Large Cap Growth Stock Fund*	277,801	6,726
RidgeWorth Small Cap Growth Stock Fund*	185,891	2,186
RidgeWorth Small Cap Value Equity Fund	208,616	2,266
RidgeWorth U.S. Equity 130/30 Fund	438,520	3,442

Total Equity Funds		71,102

Fixed Income Funds (45.5%)(a)
RidgeWorth Corporate Bond Fund	210,146	2,064
RidgeWorth High Income Fund	299,348	1,943
RidgeWorth Intermediate Bond Fund	378,012	4,105
RidgeWorth Seix Floating Rate High Income Fund	447,625	3,832
RidgeWorth Seix High Yield Fund	586,781	5,410
RidgeWorth Total Return Bond Fund	3,765,034	41,415
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	589,395	5,941

Total Fixed Income Funds		64,710

Exchange Traded Funds (3.5%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	25,903	2,769
iShares MSCI Emerging Markets Index Fund	18,232	680
iShares S&P 500 Index Fund	136	14
Market Vectors Gold Miners Fund	29,400	1,528

Total Exchange Traded Funds		4,991

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (1.0%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	1,362,013	1,362

Total Money Market Fund		1,362

Total Investments (Cost $138,842)(b) — 99.9%		142,165
Other assets in excess of liabilities — 0.1%		106

Net Assets — 100.0%		$142,271

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Corporate Bonds (97.0%)
Banks (11.1%)
Bank of New York Mellon (The), 4.300%, 05/15/14	1,057	1,135
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	650	700
Bank of Nova Scotia, 2.375%, 12/17/13	1,530	1,559
Bank of Nova Scotia, 3.400%, 01/22/15	1,962	2,026
Barclays Bank PLC, 2.500%, 01/23/13	1,660	1,653
Barrick International Bank Corp., 6.350%, 10/15/36(a)	600	637
Commonwealth Bank of Australia, 3.500%, 03/19/15(a)	3,480	3,526
HSBC Bank PLC, 3.500%, 06/28/15(a)	1,909	1,928
Northern Trust Corp., 5.200%, 11/09/12	48	52
Northern Trust Corp., 4.625%, 05/01/14	2,650	2,897
Royal Bank of Canada, MTN, 2.100%, 07/29/13	3,552	3,606

		19,719

Beverages (2.3%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(a)	1,499	1,972
Diageo Capital PLC, 5.200%, 01/30/13	913	993
SABMiller PLC, 6.200%, 07/01/11(a)	1,012	1,058

		4,023

Commercial Services (0.8%)
Veolia Environnement, 6.000%, 06/01/18	547	603
Xerox Corp., 5.500%, 05/15/12	754	804

		1,407

Computers (0.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	61	66
Hewlett-Packard Co., 6.125%, 03/01/14	259	297

		363

Consumer Staples (0.6%)
Kroger Co. (The), 7.500%, 01/15/14	758	886
Walgreen Co., 4.875%, 08/01/13	223	245

		1,131

Diversified Financial Services (22.0%)
CME Group, Inc., 5.400%, 08/01/13	1,195	1,318
CME Group, Inc., 5.750%, 02/15/14	1,917	2,132
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,333	2,473
ERAC USA Finance Co., 5.800%, 10/15/12(a)	588	635
ERAC USA Finance Co., 5.250%, 10/01/20(a)(b)	1,785	1,804
Fund American Cos., Inc., 5.875%, 05/15/13	2,887	3,025
Jefferies Group, Inc., 5.875%, 06/08/14	1,308	1,383
Jefferies Group, Inc., 8.500%, 07/15/19(c)	3,734	4,194
JPMorgan Chase & Co., 6.300%, 04/23/19	3,504	3,958
Lazard Group LLC, 7.125%, 05/15/15	1,212	1,276
Lazard Group LLC, 6.850%, 06/15/17	1,545	1,565
Morgan Stanley, 7.300%, 05/13/19	2,654	2,854

	Shares or
	Principal
	Amount($)	Value($)
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,563	2,616
TD AMERITRADE Holding Corp., 5.600%, 12/01/19	3,544	3,733
TIAA Global Markets, 5.125%, 10/10/12(a)	482	513
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	1,181	1,205
Woodside Finance Ltd., 8.750%, 03/01/19(a)	3,788	4,553

		39,237

Electric (5.3%)
Alabama Power Co., 5.800%, 11/15/13	132	149
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	473	588
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,013	2,288
Georgia Power Co., 6.000%, 11/01/13	480	544
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	870	958
Pacific Gas & Electric Co., 8.250%, 10/15/18	71	91
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,168	1,303
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	723	855
Southern California Edison Co., 5.750%, 03/15/14	1,084	1,220
Virginia Electric & Power Co., 8.875%, 11/15/38	937	1,359
Wisconsin Power & Light Co., 6.375%, 08/15/37	84	98

		9,453

Health Care (2.5%)
Beckman Coulter, Inc., 6.000%, 06/01/15	902	1,016
Hospira, Inc., Ser G, MTN, 6.400%, 05/15/15	1,864	2,118
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	1,341	1,367

		4,501

Insurance (5.2%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,299	1,410
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,432	3,534
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(a)	2,137	2,505
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	1,620	1,887

		9,336

Materials (2.8%)
Newmont Mining Corp., 6.250%, 10/01/39	4,511	4,923

Media (5.3%)
News America, Inc., 6.150%, 03/01/37	1,246	1,299
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Thomson Reuters Corp., 5.950%, 07/15/13	24	27
Time Warner Cable, Inc., 8.250%, 02/14/14	1,485	1,755
Time Warner Cable, Inc., 5.850%, 05/01/17	3,155	3,464
Time Warner, Inc., 4.875%, 03/15/20	2,223	2,293
Time Warner, Inc., 6.200%, 03/15/40	614	648

		9,486

Metals (0.5%)
Barrick Gold Corp., 6.950%, 04/01/19	736	883

		883

Miscellaneous Manufacturer (3.6%)
General Electric Co., 5.000%, 02/01/13	3,085	3,308
General Electric Co., 5.250%, 12/06/17	742	807
Siemens Financierings NV, 6.125%, 08/17/26(a)	925	1,043
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102	1,203

		6,361

Oil & Gas (5.8%)
Praxair, Inc., 4.625%, 03/30/15	1,108	1,215
Pride International, Inc., 8.500%, 06/15/19	2,384	2,473
Shell International Finance BV, 5.500%, 03/25/40	2,756	2,935
Total Capital SA, 3.000%, 06/24/15	1,179	1,191
Weatherford International Ltd., 9.625%, 03/01/19	1,498	1,804
Weatherford International Ltd., 6.500%, 08/01/36	812	736

		10,354

Pharmaceuticals (1.5%)
Covidien International Finance SA, 6.000%, 10/15/17	152	176
GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	1,747	1,910
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	524	609

		2,695

Pipelines (6.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,150	1,318
El Paso Natural Gas, 5.950%, 04/15/17	329	350
Energy Transfer Partners LP, 9.000%, 04/15/19	1,585	1,864
Energy Transfer Partners LP, 7.500%, 07/01/38	1,085	1,109
Enterprise Products Operating LP, 5.250%, 01/31/20	2,563	2,639
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251	264
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39	41
TransCanada Pipelines, 7.625%, 01/15/39	3,125	3,992

	Shares or
	Principal
	Amount($)	Value($)
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	65	72

		11,649

Real Estate Investment Trusts (3.3%)
Digital Realty Trust LP, 5.875%, 02/01/20(a)	2,459	2,509
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,225	3,372

		5,881

Retail (3.4%)
CVS Caremark Corp., 6.600%, 03/15/19	2,454	2,856
Tesco PLC, 5.500%, 11/15/17(a)	359	399
Tesco PLC, 6.150%, 11/15/37(a)	484	542
Wal-Mart Stores, Inc., 6.500%, 08/15/37	1,860	2,252

		6,049

Telecommunication Services (13.8%)
AT&T, Inc., 4.950%, 01/15/13	1,100	1,194
AT&T, Inc., 5.100%, 09/15/14	1,909	2,118
AT&T, Inc., 5.800%, 02/15/19	3,528	3,972
AT&T, Inc., 6.450%, 06/15/34	510	555
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(a)	1,884	1,992
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,907	2,138
Cisco Systems, Inc., 5.500%, 02/22/16	1,570	1,809
Cisco Systems, Inc., 4.450%, 01/15/20	615	649
Cisco Systems, Inc., 5.500%, 01/15/40	2,722	2,853
Comcast Corp., 5.150%, 03/01/20	1,036	1,085
Comcast Corp., 6.450%, 03/15/37	612	662
Rogers Wireless, Inc., 7.500%, 03/15/15	370	441
Verizon Communications, Inc., 5.250%, 04/15/13	1,082	1,186
Verizon Communications, Inc., 5.550%, 02/15/16	1,882	2,108
Verizon Communications, Inc., 8.950%, 03/01/39	1,374	1,946

		24,708

Transportation (0.5%)
Paccar, Inc., 6.375%, 02/15/12	823	889
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Union Pacific Corp., 7.875%, 01/15/19	29	37

		926

Total Corporate Bonds		173,085

Short-Term Investment (2.9%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 07/01/10(d)	5,223	5,223

Total Short-Term Investment		5,223

Total Investments (Cost $166,375)(e) — 99.9%		178,308
Other assets in excess of liabilities — 0.1%		213

Net Assets — 100.0%		$178,521

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 16.3% of net assets as of June 30, 2010.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.5%)
Georgia (89.5%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,856
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Prerefunded 12/01/12 @ 100, AMBAC	1,000	1,104
Athens Housing Authority, University of Georgia Real Estate Foundation, East Campus Housing Phase II LLC, RB, 4.000%, 12/01/14	1,400	1,539
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/35, Callable 06/15/19 @ 100	1,450	1,502
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/39, Callable 06/15/19 @ 100	2,915	3,015
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,500	1,621
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,287
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,318
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, AGM(a)	10,500	10,601
Atlanta Airport Project, Ser A, RB, 5.375%, 01/01/19, Callable 07/01/14 @ 100, AGM, AMT	5,000	5,241
Atlanta Airport Project, Ser B, RB, 6.000%, 01/01/18, Callable 01/01/11 @ 100.5, NATL-RE/FGIC, AMT	2,150	2,174
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, AGM	1,750	1,847
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, AGM	2,000	2,079
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, AGM	4,500	4,668
Bartow County, GO, 5.000%, 08/01/12, NATL-RE	2,000	2,177
Bartow County, GO, 4.500%, 08/01/13, NATL-RE	3,000	3,308

	Shares or
	Principal
	Amount($)	Value($)
Brunswick & Glynn County Joint Water & Sewer Commission, Ser C, RB, 5.000%, 06/01/28, Callable 06/01/20 @ 100, AGM	1,375	1,465
Brunswick & Glynn County Joint Water & Sewer Commission, Ser C, RB, 5.000%, 06/01/33, Callable 06/01/20 @ 100, AGM	1,915	1,999
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, NATL-RE	1,000	1,110
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 5.050%, 11/01/48(b)	1,000	1,053
Burke County Development Authority, Pollution Control, RB, 3.000%, 10/01/32, Mandatory Put 04/01/14 @ 100(b)	1,875	1,882
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000	1,071
Cartersville Development Authority, Sewage & Solid Waste Disposal Facilities, Anheuser-Busch Cos., Inc. Project, RB, 5.500%, 03/01/44, Callable 09/01/12 @ 100, AMT	2,000	2,001
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885	2,002
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed, AMT	1,000	981
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, NATL-RE	1,285	1,322
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, 5.000%, 04/01/33, Callable 04/01/16 @ 101, AMT	1,000	946
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, NATL-RE	725	754
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Prerefunded 07/01/15 @ 100, NATL-RE	1,000	1,129
De Kalb County Hospital Authority, De Kalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40, Callable 09/01/20 @ 100	4,080	4,049
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
De Kalb County Water & Sewer, Ser B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100, AGM	5,310	5,955
De Kalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	5,000	5,185
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/11 @ 100, AMBAC	870	947
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,109
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,264
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000	3,242
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	7,606
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC, AMT	1,310	1,322
Fulton County Development Authority, Georgia Tech Facilities, Inc. Project, Ser A, RB, 5.000%, 06/01/41, Callable 06/01/20 @ 100	1,500	1,544
Fulton County Development Authority, Georgia Technology Facilities Project, Ser A, RB, 5.000%, 06/01/40, Callable 06/01/19 @ 100	1,000	1,029
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,645	1,711
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370	2,487
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375	3,512
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, NATL-RE	1,000	1,016
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300	1,385
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,000	2,087
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,425	2,484

	Shares or
	Principal
	Amount($)	Value($)
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,400	2,512
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc., Ser B, RB, 5.250%, 02/15/45, Callable 02/15/20 @ 100, County Guaranteed	2,500	2,464
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/11 @ 100, ETM	1,900	2,352
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	1,157
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, NATL-RE, ETM	730	765
Georgia State, GO, 4.500%, 07/01/23	1,285	1,373
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425	432
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,806
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	1,996
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, NATL-RE	3,385	3,860
Gwinnett County School District, GO, 5.000%, 02/01/26, Prerefunded 02/01/18 @ 100	1,500	1,772
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	2,115	2,264
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	1,380	1,463
Gwinnett County Water & Sewerage Authority, Ser A, RB, 4.000%, 08/01/27, Callable 08/01/19 @ 100, County Guaranteed	2,325	2,369
Gwinnett County Water & Sewerage Authority, Ser A, RB, 4.000%, 08/01/28, Callable 08/01/19 @ 100, County Guaranteed	1,000	1,006
Henry County Water & Sewer Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,525
Henry County Water & Sewer Authority, RB, 5.000%, 02/01/25, Callable 02/01/21 @ 100	1,000	1,121
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000	1,104
Lowndes County, GO, 5.000%, 04/01/14, AGM	1,000	1,137
Macon-Bibb County Hospital Authority, The Medical Center of Central Georgia, Inc., RB, 5.000%, 08/01/32, Callable 08/01/19 @ 100	4,445	4,490
Marietta, GO, 5.000%, 01/01/30, Callable 01/01/20 @ 100	1,500	1,614
Metropolitan Atlanta Rapid Transit Authority, Ser B, RB, 5.000%, 07/01/34, Callable 07/01/17 @ 100, AGM	5,000	5,210
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,215	3,318
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,839
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Prerefunded 01/01/13 @ 100, NATL-RE	1,435	1,603
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Prerefunded 01/01/13 @ 100, NATL-RE	2,220	2,480
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000	3,257
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/32, Callable 09/01/19 @ 100	4,500	4,807
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100(a)	4,455	4,668
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250	2,258
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.500%, 01/01/36, Callable 01/01/19 @ 100	3,500	3,507
Rockdale County Water & Sewerage Authority, RB, 5.000%, 07/01/23, Callable 07/01/15 @ 100, AGM	2,200	2,368
Thomasville Hospital Authority, John D. Archbold Memorial Hospital, RB, 5.375%, 11/01/40, Callable 11/01/20 @ 100	5,510	5,393
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, NATL-RE	2,000	2,057

	Shares or
	Principal
	Amount($)	Value($)
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,116
Villa Rica Public Facilities Authority, RB, 5.125%, 03/01/39, Callable 03/01/17 @ 100, AGM	1,000	1,024

		203,473

Puerto Rico (7.0%)
Puerto Rico Electric Power Authority, Ser BB, RB, 6.000%, 07/01/11, NATL-RE	980	1,030
Puerto Rico Electric Power Authority, Ser JJ, RB, 5.250%, 07/01/13, NATL-RE	1,325	1,449
Puerto Rico Electric Power Authority, Ser XX, RB, 5.250%, 07/01/40, Callable 07/01/20 @ 100	2,750	2,757
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965	2,024
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300	2,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	4,335	4,596
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,600	1,612

		15,868

Total Municipal Bonds		219,341

Money Market Funds (1.9%)
Federated Tax-Free Obligations Fund	3,822,121	3,822
SEI Tax-Exempt Trust, Institutional Tax-Free Fund	505,398	505

Total Money Market Funds		4,327

Total Investments (Cost $216,362)(c) — 98.4%		223,668
Other assets in excess of liabilities — 1.6%		3,724

Net Assets — 100.0%		$227,392

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GO	General Obligation

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (91.8%)
Alabama (3.4%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	2,000	2,172

Alaska (5.5%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	1,000	1,141
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC(a)	2,000	2,298

		3,439

California (5.2%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100(a)	2,000	2,234
Washington Township Health Care District, Ser A, RB, 6.250%, 07/01/39, Callable 07/01/19 @ 100	1,000	1,072

		3,306

District of Columbia (3.6%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000	2,247

Florida (16.5%)
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	2,725	2,987
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	1,500	1,611
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000	1,132
Miami-Dade County Public Facilities, Jackson Health System, RB, 5.750%, 06/01/39, Callable 06/01/19 @ 100, AGC	1,500	1,580
Miami-Dade County Water & Sewer System, RB, 4.625%, 10/01/30, Callable 10/01/20 @ 100, AGM	850	851
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, NATL-RE/FGIC	1,000	1,065

	Shares or
	Principal
	Amount($)	Value($)
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	1,000	1,150

		10,376

Idaho (4.4%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,750

Illinois (7.1%)
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	3,000	3,351
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000	1,094

		4,445

Kansas (2.5%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(a)	1,500	1,610

Maine (4.5%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100(a)	2,500	2,809

New Jersey (7.0%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	1,000	1,072
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	3,000	3,342

		4,414

New York (3.3%)
New York City Municipal Water Finance Authority, Water & Sewer System, RB, 5.724%, 06/15/42	2,000	2,076

Ohio (1.7%)
Cincinnati City School District, GO, 5.000%, 06/01/30, Callable 06/01/20 @100	1,000	1,054

Puerto Rico (3.0%)
Puerto Rico Sales Tax Financing Corp., Sales Tax, Subser C, RB, 5.250%, 08/01/41, Callable 08/01/20 @ 100	1,940	1,905

South Carolina (1.7%)
South Carolina Jobs-Economic Development Hospital Authority, Anmed Health, Ser B, RB, 5.500%, 02/01/38, Callable 02/01/19 @ 100, AGC	1,000	1,044

Texas (16.3%)
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000	4,789
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,128
Palestine Independent School District, GO, 5.500%, 02/15/27, Callable 02/15/19 @ 100, AGC	2,500	2,760
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser Q, RB, 8.125%, 02/15/27	1,500	1,562

		10,239

Washington (2.9%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC(a)	1,635	1,855

Wisconsin (3.2%)
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser A, RB, 5.625%, 04/15/39, Callable 04/15/20 @ 100	2,000	2,011

Total Municipal Bonds		57,752

Money Market Fund (8.0%)
Federated Tax-Free Obligations Fund	5,041,181	5,041

Total Money Market Fund		5,041

Total Investments (Cost $58,695)(b) — 99.8%		62,793
Other assets in excess of liabilities — 0.2%		157

Net Assets — 100.0%		$62,950

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGC	Security guaranteed by Assured Guaranty Corporation

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GO	General Obligation

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (4.8%)
Aerospace/Defense (1.0%)
Hawker Beechcraft Acquisition Co., 10.500%, 03/26/14(a)(b)(c)	794	781
Hawker Beechcraft, Inc., 2.290%, 03/26/14(a)(b)	56	45
Hawker Beechcraft, Inc., 2.337%, 03/26/14(a)(b)	939	757

		1,583

Diversified Financial Services (2.5%)
American Capital Holdings, Inc., 03/31/11(a)(d)	2,760	2,744
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(e)(f)(g)	1,438	1,236

		3,980

Electric (0.3%)
TXU Energy Co. LLC, 3.975%, 10/10/14(a)(b)	698	515

Media (1.0%)
Clear Channel Communications, Inc., 3.997%, 01/29/16(a)(b)	580	442
Tribune Co., 5.250%, 05/17/14(a)(b)	2,000	1,213

		1,655

Total Bank Loans		7,733

Common Stocks (2.1%)
Materials (2.1%)
LyondellBasell Industries NV, Cl A*	109,807	1,773
LyondellBasell Industries NV, Cl B*	100,864	1,629

Total Common Stocks		3,402

Corporate Bonds (80.5%)
Advertising (1.4%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	100	103
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	1,500	1,575
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(b)	610	567

		2,245

Aerospace/Defense (1.6%)
DAE Aviation Holdings, Inc., 11.250%, 08/01/15, Callable 08/01/11 @ 105.62(b)	1,000	990
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(b)	375	381

	Shares or
	Principal
	Amount($)	Value($)
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31(b)	1,200	1,224

		2,595

Airlines (2.6%)
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	1,185	1,265
Delta Air Lines, Inc., Ser 2001-1, Cl B, 7.711%, 09/18/11	905	896
United Airlines, Inc., 12.000%, 11/01/13, Callable 02/01/12 @ 109(b)(h)	2,000	2,080

		4,241

Auto Manufacturers (4.2%)
General Motors Corp., 8.375%, 07/15/33(f)(g)(h)	8,800	2,816
Motors Liquidation Co., 7.200%, 01/15/11(f)(g)(h)	13,000	3,932

		6,748

Auto Parts & Equipment (0.8%)
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(b)	800	806
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	200	200
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	200	201

		1,207

Building Materials (0.1%)
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/10 @ 101.81	225	218

Chemicals (0.7%)
Huntsman International LLC, 8.625%, 03/15/20, Callable 03/15/15 @ 104.31(b)	220	204
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(b)	480	479
Phibro Animal Health Corp., 9.250%, 07/01/18, Callable 07/01/14 @ 104.63(b)(i)	500	497

		1,180

Coal (0.2%)
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	260	260

Commercial Services (5.2%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 9/7/10 @ 103.12	725	730
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81(b)	660	667
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(b)(i)	1,800	1,805
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(e)	155	101
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	155	157
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	20	20
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)	3,960	3,950
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	140	150
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	730	735

		8,315

Consumer Staples (0.8%)
Dean Foods Co., 7.000%, 06/01/16	485	454
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	815	835

		1,289

Diversified Financial Services (17.6%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	290	289
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	205	186
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	110	86
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17(c)	3,550	2,827
CapitalSource, Inc., 12.750%, 07/15/14(b)	585	657
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(h)	340	326
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	255	240
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	550	507
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102(c)	2,465	2,249
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102(c)	3,590	3,231
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(b)	115	116
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	4,871	5,175
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	2,265	2,616
GMAC, Inc., 8.300%, 02/12/15(b)	1,000	1,012
GMAC, Inc., 8.000%, 03/15/20(b)	2,210	2,160
GMAC, Inc., 8.000%, 11/01/31(c)	3,025	2,791
International Lease Finance Corp., 8.625%, 09/15/15(b)	1,370	1,298
International Lease Finance Corp., 8.750%, 03/15/17(b)	1,145	1,085

	Shares or
	Principal
	Amount($)	Value($)
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(b)	1,000	1,010
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	380	360

		28,221

Diversified Minerals (0.5%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	325	316
Teck Cominco Ltd., 6.125%, 10/01/35	530	527

		843

Diversified Operations (0.6%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(b)	885	883

Electric (1.3%)
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(h)	1,700	1,258
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(b)(h)	500	497
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	138
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	176	179

		2,072

Electronics (0.2%)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	250	270

Entertainment (1.1%)
Harrahs Operating Co., Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105(h)	1,000	820
MGM Resorts International, 10.375%, 05/15/14	270	293
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(b)	750	695

		1,808

Forest Products & Paper (3.4%)
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	2,500	2,269
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(h)	150	162
Verso Paper Holdings LLC, Ser B, 9.125%, 08/01/14, Callable 08/01/10 @ 104.56(h)	1,500	1,432
Verso Paper Holdings LLC, Ser B, 11.375%, 08/01/16, Callable 08/01/11 @ 105.69(h)	1,850	1,577

		5,440

Health Care (2.5%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	500	532
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	460	474
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600	554
Mylan, Inc., 7.625%, 07/15/17, Callable 07/15/15 @ 101.91(b)	1,030	1,051
Mylan, Inc., 7.875%, 07/15/20, Callable 07/15/15 @ 103.94(b)	1,030	1,051
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	355

		4,017

Household Products/Wares (0.9%)
ACCO Brands Corp., 7.625%, 08/15/15, Callable 08/15/10 @ 103.81	1,500	1,380

Information Technology (0.6%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(b)	1,000	1,020

Insurance (0.9%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(a)	300	237
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	261
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(a)	140	96
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	540	490
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	75	62
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	425	319

		1,465

Lodging (1.4%)
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)(h)	675	701
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(b)	625	642
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	930	933

		2,276

Machinery Diversified (1.1%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	870	872
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	400	422
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	300	300

	Shares or
	Principal
	Amount($)	Value($)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200	216

		1,810

Media (2.7%)
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(b)	735	739
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(b)	315	322
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	215	214
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)(i)	1,330	1,330
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88(b)(h)	505	513
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	545	520
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	127
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	450	478
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	150	151

		4,394

Oil & Gas (8.1%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(b)	500	501
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	2,200	2,200
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	115	123
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	275	292
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 08/09/10 @ 103.75	205	195
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	81
Citgo Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(b)	2,475	2,456
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(b)	1,035	1,025
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(b)	800	780
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	290	307
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(b)	855	875
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	80	87
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	1,100	1,117
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(b)	750	707
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565	1,303
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)(c)	690	621
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	355	323

		12,993

Packaging & Containers (2.5%)
Jefferson Smurfit Corp., 8.250%, 10/01/12, Callable 08/09/10 @ 101.38(f)(h)	2,465	1,929
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	285	316
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	55	59
Smurfit-Stone Container Corp., 8.000%, 03/15/17, Callable 03/15/12 @ 104(f)(h)	2,230	1,723

		4,027

Pharmaceuticals (2.0%)
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(b)	2,335	2,312
BioScrip, Inc., 10.250%, 10/01/15, Callable 04/01/13 @ 105.13(b)	360	356
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(b)	600	585

		3,253

Pipelines (1.7%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	167
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,525	1,207

	Shares or
	Principal
	Amount($)	Value($)
Dynegy Holdings, Inc., 7.750%, 06/01/19(c)	2,010	1,389

		2,763

Real Estate Investment Trust (0.6%)
Reckson Operating Partnership LP, 7.750%, 03/15/20(b)	935	917

Retail (0.2%)
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	235	235

Semiconductors (0.7%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	1,090	1,084

Telecommunication Services (12.1%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	2,400	2,391
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	325	331
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	1,220	1,244
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	370	392
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	130	132
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	625	612
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	2,000	1,815
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(b)(c)	2,150	1,903
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(f)	5,270	4,256
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	350	350
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	630	630
Sprint Capital Corp., 6.900%, 05/01/19(c)	815	738
Sprint Capital Corp., 8.750%, 03/15/32	240	229
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(b)	2,500	2,375
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	225	238
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	388
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)(c)	700	717
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)(h)	765	696

		19,437

Transportation (0.2%)
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	400	396

Total Corporate Bonds		129,302

Convertible Corporate Bonds (1.6%)
Auto Manufacturers (0.9%)
Ford Motor Co., 4.250%, 11/15/16	1,100	1,371

Diversified Financial Services (0.7%)
AmeriCredit Corp., 0.750%, 09/15/11	1,285	1,195

Total Convertible Corporate Bonds		2,566

Preferred Stocks (1.1%)
Financials (1.1%)
Ally Financial, Inc., Ser G, 7.000% (b)	1,225	952
Citigroup Capital XII, 8.500%, Callable 03/30/15 @ 25	30,000	750

Total Preferred Stocks		1,702

Units (0.3%)
Commercial Services (0.1%)
Alion Science & Technology Corp.(b)(j)	200	201

Information Technology (0.2%)
Stratus Technologies, Inc.(b)(k)	240	209

Total Units		410

Short-Term Investment (11.8%)
RidgeWorth Funds Securities Lending Joint Account(l)(m)	18,972	18,972

Total Short-Term Investment		18,972

Money Market Fund (11.9%)
RidgeWorth Institutional Cash Management Money Market Fund(m)	19,125,141	19,125

Total Money Market Fund		19,125

Total Investments (Cost $180,546)(n) — 114.1%		183,212
Liabilities in excess of other assets — (14.1)%		(22,594)

Net Assets — 100.0%		$160,618

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 45.6% of net assets as of June 30, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	This security has not settled as of June 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

					Percentage
	Acquisition	Cost	Principal		of Net
Issue Description	Date	($)	($)	Value($)	Assets(%)

East Valley Tourist Development Authority	08/06/07	1,424	1,438	1,236	0.77
Local Insight Regatta Holdings, Inc.	12/19/08	155	155	101	0.06

(f)	Security in default.

(g)	Issuer has filed for bankruptcy.

(h)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $17,917.

(i)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(j)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes of due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(k)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(m)	Affiliated investment.

(n)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note

PIK	Payment in-kind
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (1.2%)
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.106%, 12/15/35	4,405	4,504
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	1,808	1,883
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.470%, 11/15/30(a)	1,753	1,837
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 7.317%, 03/15/30(a)	5,263	5,922
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42(a)	4,618	4,796

Total Collateralized Mortgage Obligations		18,942

Bank Loans (1.2%)
Auto Manufacturers (0.1%)
Ford Motor Co., 3.331%, 12/15/13(a)(b)(c)	850	802
Tenneco, Inc., 5.088%, 06/03/16(a)(b)(c)	255	255

		1,057

Chemicals (0.0%)
Celanese Holdings LLC, 2.042%, 04/02/14(a)(b)(c)	270	255

Diversified Financial Services (0.2%)
American General Finance Corp., 7.250%, 04/20/15(a)(b)(c)	825	802
First Data Corp., 3.097%, 09/24/14(a)(b)(c)	733	617
Harland Clarke Holdings Corp., 2.874%, 06/30/14(a)(b)(c)	474	405
Nielsen Finance LLC, 4.100%, 05/02/16(a)(b)(c)	850	816
Nuveen Investments, Inc., 3.446%, 11/13/14(a)(b)(c)	485	403

		3,043

Electric (0.1%)
NRG Energy, Inc., 2.040%, 02/01/13(a)(b)(c)	337	323
NRG Energy, Inc., 2.283%, 02/01/13(a)(b)(c)	513	490

	Shares or
	Principal
	Amount($)	Value($)
TXU Energy Co. LLC, 3.975%, 10/10/14(a)(b)(c)	675	498

		1,311

Energy (0.0%)
New Development Holdings, Inc., 06/08/17(a)(b)(c)(d)	545	539

Entertainment (0.0%)
IMG Worldwide, Inc., 7.250%, 06/11/15(a)(c)(e)	425	412

Food (0.0%)
Dean Foods Co., 1.675%, 04/02/14(a)(b)	738	684

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.537%, 12/20/12(a)(b)(c)	850	820

Health Care (0.2%)
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)(c)	346	325
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)(c)	84	79
Biomet, Inc., 3.510%, 03/25/15(a)(b)(c)	425	407
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)(c)	832	775
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)(c)	43	40
HCA, Inc., 2.033%, 11/17/12(a)(b)(c)	1,700	1,603
Warner Chilcott PLC, 5.500%, 10/14/14(a)(b)(c)	364	363
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)(c)	167	167
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)(c)	279	278

		4,037

Media (0.2%)
Cablevision Systems Corp., 2.004%, 03/29/13(a)(b)(c)	835	809
Charter Communications Operating LLC, 2.350%, 03/06/14(a)(b)(c)	875	810
Gray Television, Inc., 3.804%, 12/31/14(a)(b)(c)	439	410
Umbrella Acquisition, Inc., 2.597%, 09/29/14(a)(b)(c)	472	393
Village Roadshow Ltd., 6.250%, 05/27/15(a)(c)(e)	425	416

		2,838

Oil & Gas (0.1%)
MEG Energy Corp., 6.000%, 04/03/16(a)(b)(c)	1,130	1,099

Retail (0.1%)
Dollar General Corp., 3.099%, 07/04/14(a)(b)(c)	850	806
Neiman Marcus Group, Inc., 2.468%, 04/06/13(a)(b)	445	415

		1,221

Telecommunication Services (0.1%)
Asurion Corp., 3.361%, 07/03/14(a)(b)(c)	424	400
Avaya, Inc., 3.260%, 12/10/14(a)(b)(c)	480	410
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Cincinnati Bell, Inc., 6.500%, 06/10/16(a)(b)(c)	594	575
Level 3 Communications, Inc., 2.548%, 03/13/14(a)(b)(c)	455	404

		1,789

Total Bank Loans		19,105

Corporate Bonds (40.7%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	280	287
Lamar Media Corp., 7.875%, 04/15/18, Callable 04/15/14 @ 103.94(b)	105	105

		392

Aerospace/Defense (0.9%)
Boeing Co. (The), 5.125%, 02/15/13	300	328
General Dynamics Corp., 5.250%, 02/01/14	3,030	3,400
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(b)	275	279
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	75	72
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31(b)	230	234
United Technologies Corp., 6.125%, 02/01/19	8,197	9,775

		14,088

Airlines (0.1%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	475	499
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	180	192
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	86	85

		776

Auto Parts & Equipment (0.1%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	60	65
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(b)	135	139
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(b)	245	247
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	390	424
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	60	60
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	60	60
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	120	122

	Shares or
	Principal
	Amount($)	Value($)
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	150	155

		1,272

Banks (2.6%)
Bank of New York Mellon (The), 4.300%, 05/15/14	815	875
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	3,914	4,238
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	1,911	2,059
Bank of Nova Scotia, 2.375%, 12/17/13	3,798	3,868
Bank of Nova Scotia, 3.400%, 01/22/15	4,960	5,122
Barclays Bank PLC, 2.500%, 01/23/13	4,394	4,376
Barrick International Bank Corp., 5.750%, 10/15/16(b)	1,925	2,132
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	8,669	8,783
HSBC Bank PLC, 3.500%, 06/28/15(b)	4,635	4,680
Northern Trust Corp., 5.200%, 11/09/12	3,698	4,025
Northern Trust Corp., 4.625%, 05/01/14	1,014	1,108

		41,266

Beverages (1.6%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12	6,664	6,841
Anheuser-Busch InBev NV, 7.750%, 01/15/19(b)	5,949	7,221
Diageo Capital PLC, 5.200%, 01/30/13	1,984	2,158
PepsiCo, Inc., 7.900%, 11/01/18	4,184	5,410
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,559

		25,189

Building (0.0%)
Standard Pacific Corp., 8.375%, 05/15/18	170	161

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	360	374
USG Corp., 9.500%, 01/15/18(f)	50	50

		424

Chemicals (0.5%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,837	1,931
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	110	112
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	4,048	4,437
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	95	96
Huntsman International LLC, 5.500%, 06/30/16(b)	75	66
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(b)	150	150
Lyondell Chemical Co., 11.000%, 05/01/18, Callable 05/01/13 @ 100	150	161
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	80	79
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Phibro Animal Health Corp., 9.250%, 07/01/18, Callable 07/01/14 @ 104.63(b)(c)	170	169
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	70	73
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	150	150

		7,424

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	95	99
CONSOL Energy, Inc., 8.250%, 04/01/20, Callable 04/01/15 @ 104.13(b)	155	161
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	95	95
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	125	123

		478

Commercial Services (0.9%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81(b)	200	202
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	145	139
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(b)(c)	240	241
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(b)	155	132
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/11 @ 102.22	605	613
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(b)	95	92
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	70	71
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(b)	15	15
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	390	387
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)(g)	460	459
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	90	96
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	825	831
Veolia Environnement, 6.000%, 06/01/18	3,996	4,407
Xerox Corp., 5.500%, 05/15/12	2,435	2,596

	Shares or
	Principal
	Amount($)	Value($)
Xerox Corp., 6.350%, 05/15/18	3,414	3,808

		14,089

Computers (1.0%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,611	1,739
Hewlett-Packard Co., 6.125%, 03/01/14	240	276
IBM Corp., 7.625%, 10/15/18	10,974	14,110
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(b)	75	71
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	25	28

		16,224

Consumer Staples (0.8%)
Dean Foods Co., 7.000%, 06/01/16	280	262
Jarden Corp., 7.500%, 01/15/20, Callable 01/15/15 @ 103.75	200	195
Kellogg Co., 4.250%, 03/06/13	2,827	3,030
Kimberly-Clark Corp., 7.500%, 11/01/18	1,769	2,260
Kroger Co. (The), 7.500%, 01/15/14	2,679	3,131
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	110	111
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	235	241
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	160	159
SUPERVALU, Inc., 8.000%, 05/01/16	230	228
Walgreen Co., 4.875%, 08/01/13	3,359	3,694

		13,311

Diversified Financial Services (7.0%)
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	250	226
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	405	315
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	900	717
Bank of America Corp., Ser K, 8.000%(h)	835	807
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(b)	100	97
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(g)	550	527
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	110	104
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	590	544
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	365	333
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	575	518
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	495	482
CME Group, Inc., 5.400%, 08/01/13	3,516	3,879
CME Group, Inc., 5.750%, 02/15/14	5,980	6,651
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(b)	71	72
Credit Suisse (USA), Inc., 5.300%, 08/13/19	7,550	8,003
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,588	2,794
ERAC USA Finance Co., 5.600%, 05/01/15(b)	2,027	2,186
ERAC USA Finance Co., 5.250%, 10/01/20(b)(c)	4,293	4,338
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	700	730
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	200	204
Fund American Cos., Inc., 5.875%, 05/15/13	6,090	6,380
GMAC, Inc., 8.300%, 02/12/15(b)	175	177
GMAC, Inc., 8.000%, 03/15/20(b)	115	112
GMAC, Inc., 8.000%, 11/01/31	1,680	1,550
GMAC, Inc., Ser 8, 6.750%, 12/01/14	295	285
Icahn Enterprises LP, 8.000%, 01/15/18, Callable 01/15/14 @ 104(b)(g)	725	703
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	100	64
International Lease Finance Corp., 8.625%, 09/15/15(b)	220	208
International Lease Finance Corp., 8.750%, 03/15/17(b)	400	379
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	3,062
Jefferies Group, Inc., 8.500%, 07/15/19	6,770	7,605
JPMorgan Chase & Co., 6.300%, 04/23/19	8,086	9,133
Lazard Group LLC, 7.125%, 05/15/15	4,173	4,395
Lazard Group LLC, 6.850%, 06/15/17	614	622
LBI Escrow Corp., 8.000%, 11/01/17, Callable 05/01/13 @ 106(b)	440	453
MBIA, Inc., 5.700%, 12/01/34	155	75
Morgan Stanley, 7.300%, 05/13/19	8,208	8,827
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	6,487	6,620
New Communications Holdings, Inc., 7.875%, 04/15/15(b)	190	191
New Communications Holdings, Inc., 8.250%, 04/15/17(b)	310	311
New Communications Holdings, Inc., 8.500%, 04/15/20(b)	315	316
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(b)	335	338
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	185	175
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	365	371
TIAA Global Markets, 5.125%, 10/10/12(b)	4,965	5,282

	Shares or
	Principal
	Amount($)	Value($)
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	2,936	2,997
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,868	4,406
Woodside Finance Ltd., 8.750%, 03/01/19(b)	10,438	12,546

		111,110

Diversified Minerals (0.0%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	290	319
Teck Cominco Ltd., 6.125%, 10/01/35	25	25

		344

Diversified Operations (0.6%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(b)	185	185
Illinois Tool Works, Inc., 6.250%, 04/01/19	6,656	7,929
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	22	22
Leucadia National Corp., 8.125%, 09/15/15	645	661
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	470	456

		9,253

Electric (2.3%)
AES Corp. (The), 9.750%, 04/15/16	25	27
AES Corp. (The), 8.000%, 10/15/17	425	429
AES Ironwood LLC, 8.857%, 11/30/25	179	171
Alabama Power Co., 5.800%, 11/15/13	3,793	4,287
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	225	216
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,651	2,053
E.ON International Finance BV, 5.800%, 04/30/18(b)	7,887	8,898
Edison Mission Energy, 7.500%, 06/15/13(g)	350	301
Edison Mission Energy, 7.000%, 05/15/17	210	134
Edison Mission Energy, 7.200%, 05/15/19	380	234
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(b)(g)	260	259
Exelon Generation Co. LLC, 6.200%, 10/01/17	4,214	4,790
Georgia Power Co., 6.000%, 11/01/13	2,373	2,687
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	115	117
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	5,098	5,499
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	665	676
Pacific Gas & Electric Co., 8.250%, 10/15/18	1,180	1,510
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Southern California Edison Co., 5.750%, 03/15/14	4,428	4,983
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(b)	175	165

		37,436

Electronics (0.0%)
Allbritton Communication Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104(b)	195	193
Jabil Circuit, Inc., 7.750%, 07/15/16	105	110

		303

Entertainment (0.1%)
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	30	30
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	160	165
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(b)	185	171
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	235	240
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	165	173
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(g)	265	264

		1,043

Forest Products & Paper (0.0%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(b)	90	93
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	555	503
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(g)	100	108

		704

Health Care (0.9%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28(b)	94	92
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	400	426
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	395	425
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	785	810
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	75	75
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75(b)	100	97
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	245	260

	Shares or
	Principal
	Amount($)	Value($)
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94	105	113
HCA, Inc., 7.250%, 09/15/20, Callable 03/15/15 @ 103.63	225	226
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	165	161
Mylan, Inc., 7.875%, 07/15/20, Callable 07/15/15 @ 103.94(b)	410	418
Patheon, Inc., 8.625%, 04/15/17, Callable 04/15/13 @ 106.47(b)	140	139
Pfizer, Inc., 6.200%, 03/15/19	5,613	6,670
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	335	355
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	3,506	3,575
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	160	164
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	610	601

		14,607

Industrials (0.0%)
Mohawk Industries, Inc., 6.875%, 01/15/16(f)	170	173

Information Technology (0.0%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(b)	220	224

Insurance (0.9%)
American General Institutional Capital, Ser B, 8.125%, 03/15/46(b)	150	130
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(a)	490	387
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,835	4,164
Berkshire Hathaway, Inc., 3.200%, 02/11/15	8,600	8,856
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(a)	225	154
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	150	136
ING Capital Funding Trust III, 8.439%(h)	320	278
ING Groep NV, 5.775%(h)	130	92
Liberty Mutual Group, 7.800%, 03/15/37(b)	125	102
Liberty Mutual Group, 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	130	140
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	130	102
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	80	67
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	65	49

		14,657

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	235	246
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	15	16
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)	95	99
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(b)	190	195
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	90	90
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(b)(g)	360	364
Wynn Las Vegas LLC, 7.875%, 05/01/20, Callable 05/01/15 @ 103.94(b)(g)	140	141

		1,151

Machinery Diversified (0.1%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(b)	55	54
Case New Holland, Inc., 7.750%, 09/01/13	40	41
Case New Holland, Inc., 7.875%, 12/01/17(b)	410	413
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	50	53
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75(g)	130	130
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	330	356

		1,047

Materials (1.1%)
Newmont Mining Corp., 5.125%, 10/01/19	15,859	16,993

Media (1.2%)
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(b)	240	241
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(b)	100	102
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	110	109
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	565	568
DISH DBS Corp., 7.875%, 09/01/19	315	328
EchoStar DBS Corp., 7.750%, 05/31/15	145	149
EchoStar DBS Corp., 7.125%, 02/01/16	85	85

	Shares or
	Principal
	Amount($)	Value($)
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)(c)	135	135
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	295	282
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88(b)(g)	100	102
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	125	121
Nexstar Broadcasting Group, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44(b)	95	95
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	161	166
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(b)	345	348
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	85	90
Sun Media Corp., 7.625%, 02/15/13, Calllable 2/15/11 @ 100	23	23
Thomson Reuters Corp., 5.950%, 07/15/13	798	892
Time Warner Cable, Inc., 8.250%, 02/14/14	4,349	5,141
Time Warner Cable, Inc., 5.850%, 05/01/17	8,017	8,802
Time Warner, Inc., 4.875%, 03/15/20	936	965
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(b)	90	97
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	100	101

		18,942

Metals (0.2%)
Barrick Gold Corp., 6.950%, 04/01/19	2,243	2,690
Bway Holding Co., 10.000%, 06/15/18, Callable 06/15/14 @ 105(b)	49	51

		2,741

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	78
General Electric Co., 5.000%, 02/01/13	4,428	4,748
General Electric Co., 5.250%, 12/06/17	2,716	2,954
Siemens Financierings NV, 5.750%, 10/17/16(b)	3,226	3,652
Wesfarmers Ltd., 6.998%, 04/10/13(b)	4,203	4,588

		16,020

Oil & Gas (1.9%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(b)	190	190
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	315	315
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(b)	180	180
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	175	185
Chesapeake Energy Corp., 9.500%, 02/15/15	335	370
Chesapeake Energy Corp., 6.375%, 06/15/15, Callable 12/15/10 @ 102.125	135	139
Chesapeake Energy Corp., 6.500%, 08/15/17	55	54
Chesapeake Energy Corp., 7.250%, 12/15/18	240	248
Chesapeake Energy Corp., 6.875%, 11/15/20	75	76
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75	115	117
Citgo Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(b)	360	357
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(b)	230	228
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(b)	140	137
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	70	74
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(b)	395	404
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	485	492
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	195	197
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	75	80
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	310	323
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(b)	225	220
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	200	195
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	60	61
Praxair, Inc., 1.750%, 11/15/12	10,959	11,104
Praxair, Inc., 4.625%, 03/30/15	4,467	4,898
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	125	126

	Shares or
	Principal
	Amount($)	Value($)
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(b)	190	179
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(b)	220	209
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	95	99
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(b)	120	122
Total Capital SA, 3.000%, 06/24/15	2,919	2,948
Weatherford International Ltd., 4.950%, 10/15/13	1,160	1,220
Weatherford International Ltd., 9.625%, 03/01/19	3,617	4,356
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	45	41
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	420	382

		30,326

Packaging & Containers (0.0%)
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	60	67

Pharmaceuticals (4.1%)
Abbott Laboratories, 5.600%, 11/30/17	6,987	8,110
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(b)	80	79
AstraZeneca PLC, 5.900%, 09/15/17	11,212	13,117
BioScrip, Inc., 10.250%, 10/01/15, Callable 04/01/13 @ 105.13(b)	105	104
Covidien International Finance SA, 6.000%, 10/15/17	4,124	4,786
Express Scripts, Inc., 5.250%, 06/15/12	5,418	5,788
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	4,835	5,533
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88(b)	150	148
Novartis Securities Investment Ltd., 5.125%, 02/10/19	3,449	3,861
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(b)	170	166
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	170	150
Roche Holdings, Inc., 6.000%, 03/01/19(b)	14,360	16,728
Schering-Plough Corp., 6.000%, 09/15/17	5,206	6,116
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	1,040	1,185

		65,871

Pipelines (2.6%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,868
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	185	182
Dynegy Holdings, Inc., 7.500%, 06/01/15(g)	945	748
Dynegy Holdings, Inc., 7.750%, 06/01/19	450	311
El Paso Corp., 7.875%, 06/15/12	400	420
El Paso Corp., 7.000%, 06/15/17	75	75
El Paso Corp., MTN, 8.250%, 02/15/16	300	314
El Paso Corp., Ser G, MTN, 8.050%, 10/15/30	60	59
El Paso Corp., Ser G, MTN, 7.800%, 08/01/31	70	69
El Paso Natural Gas, 5.950%, 04/15/17	843	896
Energy Transfer Partners LP, 6.700%, 07/01/18	6,146	6,609
Energy Transfer Partners LP, 9.000%, 04/15/19	3,371	3,964
Enterprise Products Operating LP, 5.250%, 01/31/20	8,322	8,568
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	5,222	5,666
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	690	697
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	110	117
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	3,473	3,659
Southern Natural Gas Co., 5.900%, 04/01/17(b)	568	602
TransCanada Pipelines Ltd., 7.125%, 01/15/19	4,064	4,940
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	1,074	1,188

		41,952

Real Estate Investment Trusts (1.2%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)(c)	7,910	7,886
Digital Realty Trust LP, 5.875%, 02/01/20(b)	1,763	1,799
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	160	164
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	8,517	8,906

	Shares or
	Principal
	Amount($)	Value($)
Reckson Operating Partnership LP, 7.750%, 03/15/20(b)	295	289

		19,044

Retail (1.3%)
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	60	63
Limited Brands, Inc., 7.000%, 05/01/20	115	116
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	35	36
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	705	707
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	140	137
Tesco PLC, 5.500%, 11/15/17(b)	4,344	4,828
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	195	213
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	560	574
Wal-Mart Stores, Inc., 5.800%, 02/15/18	12,457	14,674

		21,348

Semiconductors (0.0%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	60	60
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(b)	540	533

		593

Software (0.4%)
Oracle Corp., 5.750%, 04/15/18	5,906	6,837

Telecommunication Services (4.0%)
AT&T, Inc., 4.950%, 01/15/13	4,233	4,595
AT&T, Inc., 5.100%, 09/15/14	4,380	4,859
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	4,985	5,272
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	4,884	5,476
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	310	309
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	160	150
Cisco Systems, Inc., 5.500%, 02/22/16	3,428	3,949
Cisco Systems, Inc., 4.450%, 01/15/20	4,508	4,759
Comcast Corp., 4.950%, 06/15/16	2,336	2,513
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	285	306
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	470	479
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	100	102
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	355	376
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	95	96
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	160	157
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/11 @ 100	295	297
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	90	82
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	260	225
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(b)	555	491
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 100.92	870	826
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	70	68
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	195	197
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	235	235
Qwest Capital Funding, Inc., 7.750%, 02/15/31	60	55
Qwest Communications International, Inc., 7.125%, 04/01/18, Callable 04/01/13 @ 103.56(b)	405	404
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	210	193
Rogers Wireless, Inc., 7.500%, 03/15/15	1,602	1,912
Sable International Finance Ltd., 7.750%, 02/15/17, Callable 02/15/14 @ 103.88(b)	150	151
Sprint Capital Corp., 6.875%, 11/15/28	45	37
Sprint Capital Corp., 8.750%, 03/15/32	710	678
Verizon Communications, Inc., 5.250%, 04/15/13	3,727	4,085
Verizon Communications, Inc., 5.550%, 02/15/16	2,225	2,492
Verizon Communications, Inc., 8.750%, 11/01/18	7,920	10,296
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	670	682
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	375	380
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	160	169
Vodafone Group PLC, 5.500%, 06/15/11	4,538	4,713

	Shares or
	Principal
	Amount($)	Value($)
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(b)	300	310
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	365	374
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)(g)	555	505
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	115	116
Windstream Corp., 7.875%, 11/01/17	280	273

		63,644

Transportation (1.2%)
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(b)	130	132
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	210	208
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	185	182
Paccar, Inc., 6.375%, 02/15/12	3,550	3,836
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	420	440
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	25	26
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	15	15
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	15	14
Union Pacific Corp., 7.875%, 01/15/19	11,472	14,605

		19,458

Total Corporate Bonds		650,982

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	195	181
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	120	113

Total Convertible Corporate Bonds		294

U.S. Government Agency Mortgages (0.1%)
Federal National Mortgage Association (0.1%)
5.725%, 03/01/12	188	199
6.260%, 05/01/12	291	311

Total U.S. Government Agency Mortgages		510

U.S. Treasury Obligations (53.5%)
U.S. Treasury Notes (53.5%)
1.500%, 10/31/10	131,584	132,149
0.875%, 01/31/11	157,981	158,549
1.375%, 03/15/12(i)	49,449	50,166
3.125%, 09/30/13	141,496	150,649
2.125%, 11/30/14	147,184	150,312
3.750%, 11/15/18(i)	112,624	121,352
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
3.500%, 05/15/20	88,828	92,964

Total U.S. Treasury Obligations		856,141

Preferred Stock (0.0%)
Financials (0.0%)
Citigroup Capital XII, 8.500%, 03/30/2040, Callable 03/30/15 @ 25	7,955	199

Total Preferred Stock		199

Units (0.0%)
Commercial Services (0.0%)
Alion Science & Technology Corp.(b)(j)	65	65

Information Technology (0.0%)
Stratus Technologies, Inc.(b)(k)	120	105

Total Units		170

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(l)(m)	3,837	3,837

Total Short-Term Investment		3,837

Money Market Fund (15.7%)
RidgeWorth Institutional Cash Management Money Market Fund(m)	250,490,998	250,491

Total Money Market Fund		250,491

Total Investments (Cost $1,730,033)(n) — 112.6%		1,800,671
Liabilities in excess of other assets — (12.6)%		(201,258)

Net Assets — 100.0%		$1,599,413

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.0% of net assets as of June 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	This security has not settled as of June 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

	Acquisition	Cost	Principal		Percentage of
Issue Description	Date	($)	($)	Value($)	Net Assets(%)

IMG WorldWide, Inc.	06/08/10	412	425	412	0.03
Village Roadshow Ltd.	05/27/10	419	425	416	0.03

(f)	Step bond. The rate shown is the rate in effect as of June 30, 2010.

(g)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $3,739.

(h)	Perpetual maturity.

(i)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(j)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(k)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 shares of common stock and 4.69 shares of preferred stock.

(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(m)	Affiliated investment.

(n)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MBIA	Security guaranteed by Municipal Bond Insurance Association

MTN	Medium Term Note

PIK	Payment in-kind
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements — Buy Protection

					Upfronts
					Payments		Unrealized
		Notional	Fixed	Expiration	Made/		Appreciation
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)
Allstate Corp.	JPMorgan	8,680	1.00	06/20/15	(114)	(35)	79
Bristol-Myers Squibb Co.	JPMorgan	8,680	1.00	06/20/15	(236)	(228)	8
Citibank N.A.	Credit Suisse First Boston	8,525	1.00	06/20/15	237	303	66
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	1,551	5.00	06/20/15	(178)	(157)	21
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	24,230	5.00	06/20/15	(2,726)	(2,447)	279
Emerging Markets CDX Indices, Series 13	Morgan Stanley	12,105	5.00	06/20/15	(1,362)	(1,223)	139
Emerging Markets CDX Indices, Series 13	Credit Suisse First Boston	12,105	5.00	06/20/15	(1,362)	(1,223)	139
Emerging Markets CDX Indices, Series 13	Morgan Stanley	4,085	5.00	06/20/15	(368)	(413)	(45)
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	684	5.00	06/20/15	(65)	(69)	(4)
Emerging Markets CDX Indices, Series 13	Deutsche Bank	331	5.00	06/20/15	(33)	(33)	—
Emerging Markets CDX Indices, Series 13	JPMorgan	8,185	5.00	06/20/15	(737)	(827)	(90)
Emerging Markets CDX Indices, Series 13	Morgan Stanley	4,100	5.00	06/20/15	(369)	(414)	(45)
Emerging Markets CDX Indices, Series 13	Deutsche Bank	17,121	5.00	06/20/15	(1,490)	(1,729)	(239)
Federative Republic of Brazil	Morgan Stanley	1,631	1.00	09/20/15	27	29	2
Federative Republic of Brazil	Morgan Stanley	7,965	1.00	09/20/15	127	144	17
Federative Republic of Brazil	Morgan Stanley	7,965	1.00	09/20/15	120	144	24
Monsanto Co.	JPMorgan	8,680	1.00	06/20/15	(192)	(161)	31

					(8,721)	(8,339)	382

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occuring in the underlying issuer or reference entity.
At June 30, 2010, liquid assets totaling $7,606, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2010.
Interest Rate Swaps

				Upfront
				Payments
		Notional	Fixed	Made/	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	(Received)($)	Date	Value($)
Fixed DI 01/02/12, the Fund receives fixed 12.01%, pays CETIP Interbank Dep Rate (Brazil)	Barclays Bank PLC	11,287	12.01	—	1/2/2012	40

						40

Forward Foreign Currency Contracts
At June 30, 2010, the Fund’s forward foreign currency contracts were as follows:

		Contract Amount			Unrealized
	Delivery	in Local	Contract Value in		Appreciation/
Currency	Date	Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
Australian Dollar	07/01/10	19,272	16,109	16,218	(109)
Australian Dollar	07/01/10	19,051	16,109	16,032	77
Australian Dollar	07/01/10	949	793	798	(5)
Australian Dollar	07/01/10	373	316	314	2
Australian Dollar	07/01/10	565	482	476	6
Australian Dollar	07/01/10	357	310	300	10
Australian Dollar	07/16/10	9,368	8,075	7,870	205
Australian Dollar	07/16/10	550	474	462	12
Australian Dollar	08/13/10	19,161	16,564	16,042	522
Australian Dollar	08/13/10	18,941	16,377	15,858	519
Australian Dollar	08/13/10	1,330	1,150	1,113	37
Australian Dollar	08/13/10	922	797	772	25
Brazilian Real	07/02/10	2,941	1,584	1,630	(46)
Brazilian Real	08/03/10	2,945	1,637	1,623	14
British Pound	07/21/10	481	734	719	15
Canadian Dollar	07/20/10	372	365	349	16
Colombian Peso	07/01/10	1,562,210	793	823	(30)
Colombian Peso	07/01/10	1,600,324	814	843	(29)
Colombian Peso	07/09/10	1,567,699	797	826	(29)
Colombian Peso	07/12/10	31,836,930	16,202	16,777	(575)
Colombian Peso	08/13/10	3,162,534	1,668	1,666	2
Euro	07/01/10	13,028	16,109	15,930	179
Euro	07/01/10	24,026	29,707	29,376	331
Euro	07/01/10	24,947	30,879	30,503	376
Euro	07/01/10	24,150	29,916	29,528	388
Euro	07/01/10	641	793	784	9
Euro	07/01/10	1,187	1,469	1,451	18
Euro	07/01/10	4,614	5,716	5,642	74
Euro	07/01/10	1,236	1,510	1,511	(1)
Euro	08/13/10	36,825	45,249	45,034	215
Euro	08/13/10	24,000	29,563	29,350	213
Euro	08/13/10	24,793	30,502	30,320	182
Euro	08/13/10	1,877	2,307	2,296	11
Euro	08/13/10	4,614	5,684	5,643	41
Euro	08/13/10	1,234	1,518	1,509	9

Total Short Contracts			$333,072	$330,388	$2,684

Long:
Australian Dollar	07/01/10	19,272	16,744	16,218	(526)
Australian Dollar	07/01/10	19,051	16,555	16,031	(524)
Australian Dollar	07/01/10	1,322	1,148	1,112	(36)

		Contract Amount in			Unrealized
	Delivery	Local	Contract Value in		Appreciation/
Currency	Date	Currency	USD($)	Market Value($)	(Depreciation)($)
Australian Dollar	07/01/10	922	801	776	(25)
Brazilian Real	07/02/10	2,941	1,647	1,630	(17)
British Pound	07/21/10	239	365	357	(8)
British Pound	07/21/10	242	372	362	(10)
Canadian Dollar	07/20/10	372	371	349	(22)
Colombian Peso	07/01/10	3,162,534	1,671	1,666	(5)
Euro	07/01/10	24,150	29,740	29,528	(212)
Euro	07/01/10	37,054	45,521	45,306	(215)
Euro	07/01/10	24,947	30,685	30,503	(182)
Euro	07/01/10	4,614	5,682	5,642	(40)
Euro	07/01/10	1,187	1,460	1,451	(9)
Euro	07/01/10	1,877	2,306	2,295	(11)

Total Long Contracts			$155,068	$153,226	$(1,842)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (1.2%)
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	594	619
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.470%, 11/15/30(a)	555	581
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 7.317%, 03/15/30(a)	1,931	2,173
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42(a)	1,434	1,489

Total Collateralized Mortgage Obligations		4,862

Bank Loans (1.3%)
Auto Manufacturers (0.1%)
Ford Motor Co., 3.331%, 12/15/13(a)(b)	235	222
Tenneco, Inc., 5.088%, 06/03/16(a)(b)(c)	70	70

		292

Chemicals (0.0%)
Celanese Holdings LLC, 2.042%, 04/02/14(a)(b)	75	71

Diversified Financial Services (0.2%)
American General Finance Corp., 7.250%, 04/20/15(a)(b)	230	223
First Data Corp., 3.097%, 09/24/14(a)(b)(c)	204	172
Harland Clarke Holdings Corp., 2.874%, 06/30/14(a)(b)(c)	130	111
Nielsen Finance LLC, 4.100%, 05/02/16(a)(b)	235	226
Nuveen Investments, Inc., 3.446%, 11/13/14(a)(b)(c)	135	112

		844

Electric (0.1%)
NRG Energy, Inc., 2.040%, 02/01/13(a)(b)(c)	93	89
NRG Energy, Inc., 2.283%, 02/01/13(a)(b)(c)	142	135

	Shares or
	Principal
	Amount($)	Value($)
TXU Energy Co. LLC, 3.975%, 10/10/14(a)(b)	185	137

		361

Energy (0.0%)
New Development Holdings, Inc., 06/08/17(a)(b)(c)(d)	150	148

Entertainment (0.0%)
IMG Worldwide, Inc., 7.250%, 06/11/15(a)(c)(e)	115	111

Food (0.0%)
Dean Foods Co., 1.675%, 04/02/14(a)(b)(c)	205	190

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.537%, 12/20/12(a)(b)	235	227

Health Care (0.3%)
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)	97	91
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)	23	22
Biomet, Inc., 3.510%, 03/25/15(a)(b)	115	110
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)	233	217
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)	12	11
HCA, Inc., 2.033%, 11/17/12(a)(b)(c)	470	444
Warner Chilcott PLC, 5.500%, 10/14/14(a)(b)	101	101
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)	47	46
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)	77	77

		1,119

Media (0.2%)
Cablevision Systems Corp., 2.004%, 03/29/13(a)(b)(c)	230	223
Charter Communications Operating LLC, 2.350%, 03/06/14(a)(b)(c)	245	227
Gray Television, Inc., 3.804%, 12/31/14(a)(b)(c)	120	112
Umbrella Acquisition, Inc., 2.597%, 09/29/14(a)(b)(c)	129	107
Village Roadshow Ltd., 6.250%, 05/27/15(a)(c)(e)	115	113

		782

Oil & Gas (0.1%)
MEG Energy Corp., 6.000%, 04/03/16(a)(b)(c)	310	301

Retail (0.1%)
Dollar General Corp., 3.099%, 07/04/14(a)(b)(c)	235	223
Neiman Marcus Group, Inc., 2.468%, 04/06/13(a)(b)(c)	125	117

		340

Telecommunication Services (0.1%)
Asurion Corp., 3.361%, 07/03/14(a)(b)	120	113
Avaya, Inc., 3.260%, 12/10/14(a)(b)(c)	130	111
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Cincinnati Bell, Inc., 6.500%, 06/10/16(a)(b)(c)	165	159
Level 3 Communications, Inc., 2.548%, 03/13/14(a)(b)(c)	125	111

		494

Total Bank Loans		5,280

Corporate Bonds (48.5%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	100	103

Aerospace/Defense (1.3%)
Boeing Co. (The), 5.125%, 02/15/13	1,121	1,225
General Dynamics Corp., 5.250%, 02/01/14	864	969
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(b)	75	76
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	30	29
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31(b)	65	66
United Technologies Corp., 6.125%, 02/01/19	2,335	2,785

		5,150

Airlines (0.0%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	105	111
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	20	20

		131

Auto Parts & Equipment (0.1%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	25	27
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(b)	30	31
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(b)	70	71
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	85	92
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	15	15
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	15	15
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	25	25

	Shares or
	Principal
	Amount($)	Value($)
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	60	62

		338

Banks (2.9%)
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,460	1,581
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	643	693
Bank of Nova Scotia, 2.375%, 12/17/13	1,064	1,084
Bank of Nova Scotia, 3.400%, 01/22/15	1,227	1,267
Barclays Bank PLC, 2.500%, 01/23/13	1,172	1,167
Barrick International Bank Corp., 6.350%, 10/15/36(b)	773	821
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	2,115	2,143
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,288	1,300
Northern Trust Corp., 5.200%, 11/09/12	1,705	1,855

		11,911

Beverages (1.7%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12	1,595	1,637
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	986	1,297
Diageo Capital PLC, 5.200%, 01/30/13	746	812
PepsiCo, Inc., 7.900%, 11/01/18	1,137	1,470
SABMiller PLC, 6.200%, 07/01/11(b)	1,604	1,676

		6,892

Building (0.0%)
Standard Pacific Corp., 8.375%, 05/15/18	45	43

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	90	93
USG Corp., 9.500%, 01/15/18(f)	20	20

		113

Chemicals (0.6%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	829	871
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	45	46
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,215	1,332
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	35	35
Huntsman International LLC, 5.500%, 06/30/16(b)	35	31
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	30	30
Phibro Animal Health Corp., 9.250%, 07/01/18, Callable 07/01/14 @ 104.63(b)(c)	40	40
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	30	31
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	40	40

		2,456

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	40	42
CONSOL Energy, Inc., 8.250%, 04/01/20, Callable 04/01/15 @ 104.13(b)	40	42
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	30	30
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	35	34

		148

Commercial Services (1.1%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81(b)	55	56
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	40	38
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(b)(c)	65	65
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/11 @ 102.22	170	172
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(b)	25	24
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	30	30
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(b)	6	6
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	105	104
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)	125	125
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	35	38
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	215	217
Veolia Environnement, 6.000%, 06/01/18	1,250	1,378
Xerox Corp., 5.500%, 05/15/12	717	764
Xerox Corp., 6.350%, 05/15/18	1,227	1,369

		4,386

Computers (1.1%)
Hewlett-Packard Co., 4.500%, 03/01/13	635	686
IBM Corp., 7.625%, 10/15/18	2,955	3,799
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(b)	15	14

	Shares or
	Principal
	Amount($)	Value($)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	15	17

		4,516

Consumer Staples (0.9%)
Dean Foods Co., 7.000%, 06/01/16	80	75
Kellogg Co., 4.250%, 03/06/13	940	1,007
Kimberly-Clark Corp., 7.500%, 11/01/18	497	635
Kroger Co. (The), 7.500%, 01/15/14	656	767
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	80	82
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	70	70
SUPERVALU, Inc., 8.000%, 05/01/16	85	84
Walgreen Co., 4.875%, 08/01/13	948	1,042

		3,762

Diversified Financial Services (7.3%)
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	150	136
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	55	43
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	100	80
Bank of America Corp., Ser K, 8.000%(g)	170	164
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102	140	134
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	165	152
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	200	183
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	105	95
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	140	136
CME Group, Inc., 5.400%, 08/01/13	1,303	1,437
CME Group, Inc., 5.750%, 02/15/14	1,168	1,299
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(b)	19	19
Credit Suisse (USA), Inc., 5.300%, 08/13/19	1,540	1,632
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,061	1,145
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,148	1,238
ERAC USA Finance Co., 5.250%, 10/01/20(b)(c)	1,200	1,213
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	225	235
Fund American Cos., Inc., 5.875%, 05/15/13	1,925	2,017
GMAC, Inc., 8.300%, 02/12/15(b)	40	41
GMAC, Inc., 8.000%, 03/15/20(b)	30	29
GMAC, Inc., 8.000%, 11/01/31	475	438
GMAC, Inc., Ser 8, 6.750%, 12/01/14	85	82
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Icahn Enterprises LP, 8.000%, 01/15/18, Callable 01/15/14 @ 104(b)	245	238
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	100	64
International Lease Finance Corp., 8.625%, 09/15/15(b)	85	81
International Lease Finance Corp., 8.750%, 03/15/17(b)	110	104
Jefferies Group, Inc., 8.500%, 07/15/19	1,665	1,870
JPMorgan Chase & Co., 6.300%, 04/23/19	2,313	2,613
Lazard Group LLC, 7.125%, 05/15/15	2,185	2,301
LBI Escrow Corp., 8.000%, 11/01/17, Callable 05/01/13 @ 106(b)	125	129
MBIA, Inc., 5.700%, 12/01/34	45	22
Morgan Stanley, 7.300%, 05/13/19	1,904	2,048
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,616	1,649
New Communications Holdings, Inc., 7.875%, 04/15/15(b)	50	50
New Communications Holdings, Inc., 8.250%, 04/15/17(b)	85	85
New Communications Holdings, Inc., 8.500%, 04/15/20(b)	85	85
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(b)	95	96
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	50	47
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	80	81
TIAA Global Markets, 5.125%, 10/10/12(b)	1,265	1,346
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	819	836
Woodside Finance Ltd., 8.750%, 03/01/19(b)	3,342	4,017

		29,710

Diversified Minerals (0.0%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	125	137
Teck Cominco Ltd., 6.125%, 10/01/35	10	10

		147

Diversified Operations (0.6%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(b)	50	50
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,833	2,184
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	9	9
Leucadia National Corp., 8.125%, 09/15/15	180	185

	Shares or
	Principal
	Amount($)	Value($)
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	120	116

		2,544

Electric (3.8%)
AES Corp. (The), 9.750%, 04/15/16	15	16
AES Ironwood LLC, 8.857%, 11/30/25	80	76
Alabama Power Co., 5.800%, 11/15/13	1,259	1,423
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	50	48
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	486	604
E.ON International Finance BV, 5.800%, 04/30/18(b)	2,891	3,261
Edison Mission Energy, 7.500%, 06/15/13(h)	150	129
Edison Mission Energy, 7.000%, 05/15/17	55	35
Edison Mission Energy, 7.200%, 05/15/19	100	62
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(b)	75	75
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,235	1,404
Georgia Power Co., 6.000%, 11/01/13	643	728
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	50	51
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,030	1,134
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	185	188
Pacific Gas & Electric Co., 8.250%, 10/15/18	319	408
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,114	1,243
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	669	791
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	88	89
Southern California Edison Co., 5.750%, 03/15/14	1,315	1,480
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(b)	45	43
Virginia Electric & Power Co., 8.875%, 11/15/38	941	1,365
Wisconsin Power & Light Co., 6.375%, 08/15/37	627	732

		15,385

Electronics (0.0%)
Allbritton Communication Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104(b)	50	50
Jabil Circuit, Inc., 8.250%, 03/15/18	50	53

		103

Entertainment (0.1%)
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	10	10
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	55	56
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(b)	50	46
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	80	82
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(f)(h)	45	45

		239

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	10	11

Forest Products & Paper (0.1%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(b)	35	36
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	140	127
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(h)	40	43

		206

Health Care (0.9%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28(b)	26	25
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	75	80
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	100	107
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	220	227
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	50	53
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94	40	43
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25	10	11
HCA, Inc., 7.250%, 09/15/20, Callable 03/15/15 @ 103.63	105	106
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	50	49
Mylan, Inc., 7.875%, 07/15/20, Callable 07/15/15 @ 103.94(b)	110	112
Patheon, Inc., 8.625%, 04/15/17, Callable 04/15/13 @ 106.47(b)	35	35
Pfizer, Inc., 6.200%, 03/15/19	1,395	1,658
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	95	101
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	929	947

	Shares or
	Principal
	Amount($)	Value($)
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	45	46
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	170	167

		3,767

Industrials (0.0%)
Mohawk Industries, Inc., 6.875%, 01/15/16(f)	45	46

Information Technology (0.0%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(b)	65	66

Insurance (1.3%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(a)	135	107
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,422	1,544
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,165	2,229
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(a)	80	55
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	65	59
ING Capital Funding Trust III, 8.439%(g)	80	70
ING Groep NV, 5.775%(g)	55	39
Liberty Mutual Group, 7.800%, 03/15/37(b)	35	29
Liberty Mutual Group, 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	40	43
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	35	27
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	35	29
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	25	19
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	925	1,077

		5,327

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	90	94
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	20	21
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)	25	26
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(b)	50	52
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	70	70
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(b)	80	81
Wynn Las Vegas LLC, 7.875%, 05/01/20, Callable 05/01/15 @ 103.94(b)(h)	60	60

		404

Machinery Diversified (0.1%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(b)	25	25
Case New Holland, Inc., 7.750%, 09/01/13	20	20
Case New Holland, Inc., 7.875%, 12/01/17(b)	110	111
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	20	21
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	35	35
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	85	92

		304

Materials (1.1%)
Newmont Mining Corp., 6.250%, 10/01/39	3,985	4,349

Media (1.5%)
Cablevision Systems Corp., 8.000%, 04/15/20(h)	45	46
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(b)	65	65
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(b)	25	26
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	30	30
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	155	156
DISH DBS Corp., 7.875%, 09/01/19	80	83
EchoStar DBS Corp., 7.750%, 05/31/15	40	41
EchoStar DBS Corp., 7.125%, 02/01/16	25	25
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)(c)	35	35
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88(b)(h)	25	25
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	55	52
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	55	53
Nexstar Broadcasting Group, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44(b)	30	30

	Shares or
	Principal
	Amount($)	Value($)
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(b)	95	96
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	35	37
Sun Media Corp., 7.625%, 02/15/13, Calllable 2/15/11 @ 100	6	6
Thomson Reuters Corp., 5.950%, 07/15/13	319	357
Time Warner Cable, Inc., 8.250%, 02/14/14	1,335	1,578
Time Warner Cable, Inc., 5.850%, 05/01/17	2,813	3,089
Time Warner, Inc., 6.200%, 03/15/40	372	392
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(b)	25	27

		6,249

Metals (0.2%)
Barrick Gold Corp., 6.950%, 04/01/19	495	593
Bway Holding Co., 10.000%, 06/15/18, Callable 06/15/14 @ 105(b)	14	15

		608

Miscellaneous Manufacturer (1.8%)
Bombardier, Inc., 7.750%, 03/15/20(b)	40	41
General Electric Co., 5.000%, 02/01/13	2,901	3,111
General Electric Co., 5.250%, 12/06/17	875	951
Siemens Financierings NV, 6.125%, 08/17/26(b)	906	1,022
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,917	2,093

		7,218

Oil & Gas (3.2%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(b)	50	50
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	85	85
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(b)	40	40
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	25	27
Chesapeake Energy Corp., 9.500%, 02/15/15	70	77
Chesapeake Energy Corp., 6.375%, 06/15/15, Callable 12/15/10 @ 102.125	35	36
Chesapeake Energy Corp., 6.500%, 08/15/17	15	15
Chesapeake Energy Corp., 7.250%, 12/15/18	100	103
Chesapeake Energy Corp., 6.875%, 11/15/20	20	20
Citgo Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(b)	100	99
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(b)	60	59
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(b)	35	34
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	30	32
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(b)	110	113
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	135	137
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	40	40
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	35	37
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	85	89
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(b)	60	59
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	85	83
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	25	25
Praxair, Inc., 1.750%, 11/15/12	2,729	2,765
Praxair, Inc., 4.625%, 03/30/15	1,826	2,002
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	50	51
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(b)	50	47
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(b)	95	90
Shell International Finance BV, 6.375%, 12/15/38	3,160	3,775
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	40	42
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(b)	30	31
Total Capital SA, 3.000%, 06/24/15	809	817
Weatherford International Ltd., 9.625%, 03/01/19	1,011	1,217
Weatherford International Ltd., 6.500%, 08/01/36	785	711
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	15	14

	Shares or
	Principal
	Amount($)	Value($)
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	90	82

		12,904

Packaging & Containers (0.0%)
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	25	28

Pharmaceuticals (3.8%)
Abbott Laboratories, 5.600%, 11/30/17	2,334	2,709
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(b)	20	20
AstraZeneca PLC, 6.450%, 09/15/37	1,919	2,325
BioScrip, Inc., 10.250%, 10/01/15, Callable 04/01/13 @ 105.13(b)	30	30
Covidien International Finance SA, 6.000%, 10/15/17	1,390	1,613
Express Scripts, Inc., 5.250%, 06/15/12	1,462	1,562
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,561	1,786
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88(b)	40	40
Novartis Securities Investment Ltd., 5.125%, 02/10/19	878	983
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(b)	85	83
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	45	40
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,055	2,673
Schering-Plough Corp., 6.550%, 09/15/37	936	1,164
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	485	563

		15,591

Pipelines (3.0%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	941	1,078
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	80	79
Dynegy Holdings, Inc., 7.500%, 06/01/15(h)	290	229
Dynegy Holdings, Inc., 7.750%, 06/01/19	75	52
El Paso Corp., 7.875%, 06/15/12	170	179
El Paso Corp., 7.000%, 06/15/17	20	20
El Paso Corp., Ser G, MTN, 8.050%, 10/15/30	15	15
El Paso Corp., Ser G, MTN, 7.800%, 08/01/31	20	20
El Paso Natural Gas, 5.950%, 04/15/17	610	648
Energy Transfer Partners LP, 9.000%, 04/15/19	1,615	1,899
Energy Transfer Partners LP, 7.500%, 07/01/38	880	900
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Enterprise Products Operating LP, 5.250%, 01/31/20	2,048	2,108
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	915	862
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	185	187
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	45	48
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,236	1,302
Southern Natural Gas Co., 5.900%, 04/01/17(b)	351	372
TransCanada Pipelines, 7.625%, 01/15/39	1,234	1,576
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	394	436

		12,010

Real Estate Investment Trusts (1.3%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)(c)	2,245	2,238
Digital Realty Trust LP, 5.875%, 02/01/20(b)	493	503
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	60	62
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,099	2,195
Reckson Operating Partnership LP, 7.750%, 03/15/20(b)	80	78

		5,076

Retail (1.7%)
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	25	26
Limited Brands, Inc., 7.000%, 05/01/20	30	30
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	15	15
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	95	95
Tesco PLC, 5.500%, 11/15/17(b)	1,766	1,963
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	85	93
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	105	108
Wal-Mart Stores, Inc., 5.250%, 09/01/35	389	410
Wal-Mart Stores, Inc., 6.500%, 08/15/37	3,587	4,344

		7,084

Semiconductors (0.0%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	25	25

	Shares or
	Principal
	Amount($)	Value($)
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(b)	150	148

		173

Software (0.5%)
Oracle Corp., 5.750%, 04/15/18	1,721	1,992

Telecommunication Services (5.0%)
AT&T, Inc., 4.950%, 01/15/13	1,373	1,490
AT&T, Inc., 5.100%, 09/15/14	1,223	1,357
AT&T, Inc., 6.450%, 06/15/34	748	814
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,432	1,514
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,354	1,518
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	85	85
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	45	42
Cisco Systems, Inc., 5.500%, 02/22/16	1,085	1,250
Cisco Systems, Inc., 4.450%, 01/15/20	426	450
Cisco Systems, Inc., 5.500%, 01/15/40	1,802	1,889
Comcast Corp., 6.450%, 03/15/37	677	732
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	10	10
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	120	129
Frontier Communications Corp., 8.250%, 05/01/14	5	5
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	130	133
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	110	117
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	40	40
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	45	44
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/11 @ 100	125	126
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	25	23
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(b)	200	177
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 100.92	145	138
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	30	29
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	55	55
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	35	35
Qwest Capital Funding, Inc., 7.750%, 02/15/31	20	18
Qwest Communications International, Inc., 7.125%, 04/01/18, Callable 04/01/13 @ 103.56(b)	115	115
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	50	46
Rogers Wireless, Inc., 7.500%, 03/15/15	703	839
Sprint Capital Corp., 6.875%, 11/15/28	15	12
Sprint Capital Corp., 8.750%, 03/15/32	220	210
Sprint Nextel Corp., 8.375%, 08/15/17	75	75
Verizon Communications, Inc., 5.250%, 04/15/13	1,000	1,096
Verizon Communications, Inc., 5.550%, 02/15/16	1,056	1,183
Verizon Communications, Inc., 8.950%, 03/01/39	1,190	1,686
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	90	92
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	25	25
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	106
Vodafone Group PLC, 5.500%, 06/15/11	1,947	2,022
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(b)	125	129
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	155	159
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	50	50
Windstream Corp., 7.875%, 11/01/17	60	59

		20,124

Transportation (1.4%)
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(b)	45	46
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	55	54
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	50	49
Paccar, Inc., 6.375%, 02/15/12	1,385	1,497
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	91	95
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	10	10
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	5
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	5	5

	Shares or
	Principal
	Amount($)	Value($)
Union Pacific Corp., 7.875%, 01/15/19	3,097	3,943

		5,704

Total Corporate Bonds		197,318

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	80	74
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	50	47

Total Convertible Corporate Bonds		121

U.S. Government Agency Mortgages (0.1%)
Government National Mortgage Association (0.1%)
7.000%, 04/15/13	56	60
7.000%, 08/15/14	59	64
7.000%, 05/15/31	42	47

Total U.S. Government Agency Mortgages		171

U.S. Treasury Obligations (45.7%)
U.S. Treasury Bond (4.8%)
4.625%, 02/15/40(i)	17,281	19,425

U.S. Treasury Notes (40.9%)
1.500%, 10/31/10	33,756	33,901
0.875%, 01/31/11	38,307	38,445
3.125%, 09/30/13(i)	11,406	12,144
2.125%, 11/30/14	24,954	25,484
3.750%, 11/15/18(i)	27,785	29,938
3.500%, 05/15/20	25,415	26,598
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
		166,510

Total U.S. Treasury Obligations		185,935

Units (0.0%)
Commercial Services (0.0%)
Alion Science & Technology Corp.(b)(j)	20	20

Information Technology (0.0%)
Stratus Technologies, Inc.(b)(k)	35	31

Total Units		51

Preferred Stock (0.0%)
Financials (0.0%)
Citigroup Capital XII, 8.500%, Callable 03/30/15 @ 25	2,210	55

Total Preferred Stock		55

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(l)(m)	542	542

Total Short-Term Investment		542

Money Market Fund (14.7%)
RidgeWorth Institutional Cash Management Money Market Fund(l)	59,699,719	59,700

Total Money Market Fund		59,700

Total Investments (Cost $429,158)(n) — 111.6%		454,035
Liabilities in excess of other assets — (11.6)%		(47,303)

Net Assets — 100.0%		$406,732

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.4% of net assets as of June 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	This security has not settled as of June 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

	Acquisition	Cost	Principal	Value	Percentage of
Issue Description	Date	($)	($)	($)	Net Assets(%)

IMG WorldWide, Inc.	06/08/10	112	115	111	0.03
Village Roadshow Ltd.	05/27/10	113	115	113	0.03

(f)	Step bond. The rate shown is the rate in effect as of June 30, 2010.

(g)	Perpetual maturity.

(h)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $533.

(i)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(j)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes of due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(k)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(l)	Affiliated investment.

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(n)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note

PIK	Payment in-kind
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements — Buy Protection

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made/		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	Depreciation($)
Allstate Corp.	JPMorgan	2,265	1.000	06/20/15	(30)	(9)	21
Bristol-Myers Squibb Co.	JPMorgan	2,265	1.000	06/20/15	(62)	(60)	2
Citibank N.A.	Credit Suisse First Boston	2,330	1.000	06/20/15	65	83	18
Emerging Markets CDX Indices, Series 13	Deutsche Bank	4,346	5.000	06/20/15	(378)	(439)	(61)
Emerging Markets CDX Indices, Series 13	Morgan Stanley	1,025	5.000	06/20/15	(92)	(104)	(12)
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	204	5.000	06/20/15	(19)	(21)	(2)
Emerging Markets CDX Indices, Series 13	Deutsche Bank	99	5.000	06/20/15	(10)	(10)	—
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	464	5.000	06/20/15	(53)	(47)	6
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	6,075	5.000	06/20/15	(683)	(614)	69
Emerging Markets CDX Indices, Series 13	Morgan Stanley	3,035	5.000	06/20/15	(341)	(307)	34
Emerging Markets CDX Indices, Series 13	Credit Suisse First Boston	3,035	5.000	06/20/15	(341)	(307)	34
Emerging Markets CDX Indices, Series 13	JPMorgan	2,055	5.000	06/20/15	(185)	(208)	(23)
Emerging Markets CDX Indices, Series 13	Morgan Stanley	1,030	5.000	06/20/15	(93)	(104)	(11)
Federative Republic of Brazil	Morgan Stanley	488	1.000	09/20/15	8	9	1
Federative Republic of Brazil	Morgan Stanley	2,020	1.000	09/20/15	32	36	4
Federative Republic of Brazil	Morgan Stanley	2,020	1.000	09/20/15	30	36	6
Monsanto Co.	JPMorgan	2,265	1.000	06/20/15	(50)	(42)	8

					(2,202)	(2,108)	94

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occuring in the underlying issuer or reference entity.
At June 30, 2010, liquid assets totaling $1,726, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2010.
Interest Rate Swaps

				Upfront
				Payments
		Notional	Fixed	Made/	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	(Received)($)	Date	Value($)
Fixed DI 01/02/12, the Fund receives fixed 12.01%, pays CETIP Interbank Dep Rate (Brazil)	Barclays Bank PLC	3,012	12.010	—	01/02/12	11

						11

Forward Foreign Currency Contracts
At June 30, 2010, the Fund’s forward foreign currency contracts were as follows:

		Contract Amount in			Unrealized
	Delivery	Local	Contract Value in		Appreciation/
Currency	Date	Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
Australian Dollar	07/01/10	112	95	94	1
Australian Dollar	07/01/10	4,884	4,082	4,109	(27)
Australian Dollar	07/01/10	4,828	4,082	4,062	20
Australian Dollar	07/01/10	284	237	239	(2)
Australian Dollar	07/01/10	169	144	142	2
Australian Dollar	07/01/10	107	93	90	3
Australian Dollar	07/16/10	165	142	138	4
Australian Dollar	07/16/10	2,352	2,027	1,976	51
Australian Dollar	08/13/10	398	344	333	11
Australian Dollar	08/13/10	276	238	231	7
Australian Dollar	08/13/10	4,861	4,202	4,070	132
Australian Dollar	08/13/10	4,805	4,155	4,023	132
Brazilian Real	07/02/10	880	474	488	(14)
Brazilian Real	08/03/10	881	490	486	4
British Pound	07/21/10	144	219	214	5
Canadian Dollar	07/20/10	111	109	104	5
Colombian Peso	07/01/10	466,890	237	246	(9)
Colombian Peso	07/01/10	477,738	243	252	(9)
Colombian Peso	07/01/10	8,015,235	4,079	4,223	(144)
Colombian Peso	07/09/10	468,146	238	247	(9)
Colombian Peso	08/13/10	944,628	498	498	—
Euro	07/01/10	355	439	434	5
Euro	07/01/10	1,380	1,709	1,687	22
Euro	07/01/10	3,301	4,082	4,037	45
Euro	07/01/10	6,088	7,528	7,444	84
Euro	07/01/10	6,321	7,824	7,729	95
Euro	07/01/10	6,119	7,580	7,482	98
Euro	07/01/10	192	237	234	3
Euro	07/01/10	370	452	452	—
Euro	08/13/10	562	690	687	3
Euro	08/13/10	1,380	1,700	1,688	12
Euro	08/13/10	369	454	451	3
Euro	08/13/10	9,375	11,520	11,465	55
Euro	08/13/10	6,110	7,527	7,473	54
Euro	08/13/10	6,312	7,766	7,719	47

Total Short Contracts			$85,936	$85,247	$689

Long:
Australian Dollar	07/01/10	396	344	333	(11)
Australian Dollar	07/01/10	276	240	232	(8)

		Contract Amount in			Unrealized
	Delivery	Local	Contract Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Australian Dollar	07/01/10	4,884	4,243	4,110	(133)
Australian Dollar	07/01/10	4,828	4,195	4,062	(133)
Brazilian Real	07/02/10	880	493	488	(5)
British Pound	07/21/10	71	109	107	(2)
British Pound	07/21/10	72	111	108	(3)
Canadian Dollar	07/20/10	111	111	104	(7)
Colombian Peso	07/01/10	944,628	499	498	(1)
Euro	07/01/10	1,380	1,699	1,687	(12)
Euro	07/01/10	355	437	434	(3)
Euro	07/01/10	562	690	687	(3)
Euro	07/01/10	6,119	7,536	7,482	(54)
Euro	07/01/10	9,389	11,534	11,480	(54)
Euro	07/01/10	6,321	7,775	7,729	(46)

Total Long Contracts			$40,016	$39,541	$(475)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.0%)
Alabama (1.8%)
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, NATL-RE	4,060	4,273
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	9,000	9,773
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,607
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,081

		19,734

Alaska (4.1%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	18,000	20,540
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	15,000	17,233
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGC	7,250	8,175

		45,948

California (10.1%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	3,999
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	7,387
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	6,206
California State Department of Water Resources Power Supply, Ser L, RB, 5.000%, 05/01/19	15,955	18,093
California State, GO, 6.000%, 03/01/33, Callable 03/01/20 @ 100	5,000	5,371
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500	27,372
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, NATL-RE	1,000	1,141
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000	11,227
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000	5,564
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	960	1,142

	Shares or
	Principal
	Amount($)	Value($)
San Diego Public Facilities Financing Authority, Ser A, RB, 5.250%, 05/15/26, Callable 05/15/20 @ 100	5,000	5,450
San Diego Public Facilities Financing Authority, Ser A, RB, 5.250%, 05/15/27, Callable 05/15/20 @ 100	5,000	5,416
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000	3,442
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000	11,417

		113,227

Colorado (1.0%)
Adams & Arapahoe Counties Joint School District No. 28J, Aurora, GO, 5.000%, 12/01/14, State Aid Withholding	6,475	7,456
Health Facilities Authority, Catholic Health Initiatives, Ser B, RB, 5.000%, 07/01/39, Mandatory Put 11/08/12 @ 100(a)	3,000	3,242

		10,698

Connecticut (0.1%)
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, Ser B, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100(a)	1,445	1,481

District of Columbia (1.3%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000	8,987
District of Columbia, Income Tax, Ser B, RB, 5.250%, 12/01/29, Callable 12/01/19 @ 100	5,000	5,474

		14,461

Florida (7.7%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,066
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,066
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	5,000	5,481
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,207
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC/MBIA-RE	2,130	2,307
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, NATL-RE/FGIC	3,500	3,803
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Florida State Board of Education, Lottery, Ser C, RB, 5.000%, 07/01/16	2,000	2,266
Florida State Board of Education, Lottery, Ser C, RB, 5.000%, 07/01/17	2,480	2,812
Florida State Board of Education, Lottery, Ser C, RB, 5.000%, 07/01/18	5,000	5,684
Florida State Board of Education, Lottery, Ser C, RB, 5.000%, 07/01/19	1,000	1,135
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, NATL-RE/FGIC	2,130	2,130
Greater Orlando Aviation Authority, Orlando Airport Facilities, Ser A, RB, 6.000%, 10/01/17, AMT	9,060	10,280
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	8,500	9,129
Highlands County Health Facilities Authority, Adventist Health, Ser G, RB, 5.125%, 11/15/18, Callable 11/15/16 @ 100(a)	2,900	3,095
Kissimmee Utility Authority Electric System, RB, 5.250%, 10/01/18, AGM	3,000	3,414
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000	1,058
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,088
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000	2,288
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000	3,413
Miami-Dade County, Water & Sewer System, RB, 5.000%, 10/01/28, Callable 10/01/20 @ 100	5,345	5,430
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC(a)	3,000	3,096
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	9,000	10,346
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000	2,177

	Shares or
	Principal
	Amount($)	Value($)
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,744

		86,515

Georgia (2.1%)
De Kalb County Hospital Authority, RB, 6.000%, 09/01/30, Callable 09/01/20 @ 100	4,000	4,000
Fulton County Development Authority, Health System Catholic East, RB, 5.000%, 11/15/15	5,490	6,053
Fulton County Development Authority, Health System Catholic East, RB, 5.000%, 11/15/17	3,890	4,235
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,286
Georgia State, Ser C, GO, 5.500%, 07/01/15, Callable 07/01/14 @ 100	5,595	6,458

		23,032

Illinois (7.2%)
Chicago O’Hare International Airport, Ser D, RB, 5.250%, 01/01/19, AMT	7,725	8,254
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGC	4,340	5,022
Illinois Finance Authority, Rockford Memorial Hospital, RB, 0.320%, 08/01/40, LOC: JPMorgan Chase & Co.(a)	20,200	20,200
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100(b)	13,975	14,616
Illinois State Sales Tax, RB, 5.000%, 06/15/20, Callable 06/15/15 @ 100, AGM	5,000	5,335
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 07/29/10 @ 100	3,390	3,404
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, AGM	6,400	7,121
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	7,460	8,334
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, AGM	2,500	2,735
Illinois State, Ser B, RB, 5.000%, 06/15/18	3,000	3,334
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000	2,188

		80,543

Kansas (3.0%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(b)	26,090	28,003
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000	2,133
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/24, Callable 11/15/17 @ 100	2,750	2,905

		33,041

Kentucky (0.3%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, AGM, AMT	3,625	3,860

Louisiana (0.9%)
Louisiana State Gas & Fuels Tax, Ser A, RB, 5.000%, 06/01/32, Callable 06/01/12 @ 100, AMBAC	10,000	10,131

Maine (0.2%)
Maine Health & Higher Educational Facilities Authority, Ser A, RB, 5.250%, 07/01/27, Callable 07/01/20 @ 100, GO of Institution/State Aid Witholding	2,430	2,590

Maryland (1.9%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100(b)	7,005	7,896
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	5,031
Northeast Waste Disposal Authority, Solid Waste, RB, 5.500%, 04/01/16, Callable 04/01/13 @ 100, AMBAC, AMT	7,500	7,892

		20,819

Massachusetts (1.7%)
Boston, Ser A, GO, 5.000%, 04/01/15, State Aid Withholding	4,585	5,301
Massachusetts State Department of Transportation, Metropolitan Highway System, Ser B, RB, 5.000%, 01/01/20	3,000	3,450
Massachusetts State Department of Transportation, Metropolitan Highway System, Ser B, RB, 5.000%, 01/01/30, Callable 01/01/20 @ 100	3,815	4,074

	Shares or
	Principal
	Amount($)	Value($)
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	6,033

		18,858

Michigan (1.3%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC/AGC-ICC	2,500	2,649
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100(a)	2,000	2,093
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,585
Michigan Municipal Bond Authority, Department of Treasury, Ser B, RB, 5.000%, 03/21/11	6,000	6,005

		14,332

Minnesota (1.1%)
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/14	5,000	5,688
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/17	5,525	6,490

		12,178

Missouri (0.7%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500	7,436

Nevada (1.0%)
Clark County School District, Ser A, GO, 5.000%, 06/15/13, AGM	5,000	5,535
Nevada State, GO, 5.000%, 12/01/13, AGM	5,000	5,602

		11,137

New Jersey (10.2%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	8,000	8,574
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM(b)	8,000	9,396
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, AGM(b)	16,500	19,283
New Jersey Economic Developemnt Authority, RB, 5.000%, 12/15/16	4,000	4,466
New Jersey Economic Development Authority, RB, 5.000%, 12/15/17	25,000	27,801
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
New Jersey Economic Development Authority, School Facilities Construction, Ser O, RB, 5.000%, 03/01/20, Callable 03/01/15 @ 100	5,000	5,439
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/15	7,700	8,549
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/16	2,000	2,202
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/17	2,000	2,196
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 4.750%, 12/01/29, Callable 12/01/19 @ 100	3,000	3,033
New Jersey State Higher Education Assistance Authority, Student Loan, Ser A-2, RB, 1.271%, 06/01/36, AMT(a)	10,000	9,975
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100(b)	11,835	13,187

		114,101

New York (5.2%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075	1,128
New York City Municipal Water Finance Authority, Water & Sewer System, RB, 5.724%, 06/15/42	8,000	8,305
New York City Municipal Water Finance Authority, Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100(b)	15,330	17,276
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500	8,512
New York City Transitional Finance Authority, Future Tax Secured, Ser D, RB, 5.000%, 11/01/17	9,115	10,556
New York State Urban Development Corporation, Ser A-2, RB, 5.000%, 01/01/15	10,000	11,235
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 07/30/10 @ 100	1,015	1,019

		58,031

North Carolina (1.3%)
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,907
North Carolina State, Ser A, GO, 5.000%, 03/01/17	3,000	3,528
Union County, Ser A, 5.000%, 03/01/19(c)	4,175	4,893

	Shares or
	Principal
	Amount($)	Value($)
University of North Carolina, Chapel Hill, Ser A, RB, 5.000%, 02/01/14	1,885	2,087

		14,415

Ohio (3.4%)
Cincinnati City School District, GO, 5.000%, 06/01/28, Callable 06/01/20 @ 100	5,845	6,216
Cincinnati City School District, GO, 5.000%, 06/01/30, Callable 06/01/20 @ 100	5,440	5,736
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/14	5,320	5,763
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/15	6,185	6,687
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/16	2,200	2,343
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/19	2,445	2,531
Ohio State Higher Educational Facility Commission, University Hospitals Health System, Inc., Ser A, RB, 5.250%, 01/15/23, Callable 01/15/20 @ 100	2,500	2,591
Ohio State Major New Street Infrastructure Project, Ser 2010-1, RB, 5.000%, 06/15/14	5,835	6,612

		38,479

Oregon (0.3%)
Oregon State Department of Transportation, Highway User Tax, Ser B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500	2,817

Pennsylvania (7.4%)
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Ser A, RB, 5.000%, 05/15/18	2,490	2,723
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Ser F, RB, 1.360%, 05/15/38, Callable 02/01/13 @ 100(a)	6,000	6,000
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790	10,583
Northampton County General Purpose Authority, St. Lukes Hospital Project, Ser C, RB, 4.500%, 08/15/32, Callable 08/15/16 @ 100(a)	1,500	1,517
Pennsylvania State, First Ser A, GO, 5.000%, 02/15/17	17,500	20,368
Pennsylvania State, Ser A, GO, 5.000%, 02/15/19	8,000	9,392
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/17	2,375	2,560
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/18	5,645	6,031
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/19	5,925	6,286
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/20	5,725	6,018
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of Authority	6,750	7,847
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of Authority	2,500	2,886

		82,211

Puerto Rico (1.4%)
Puerto Rico Sales Tax Financing Corp., Sales Tax, Ser A, RB, 5.000%, 08/01/39, Mandatory Put 08/01/11 @ 100(a)(b)	10,000	10,477
Puerto Rico Sales Tax Financing Corp., Sales Tax, Subser C, RB, 5.250%, 08/01/41, Callable 08/01/20 @ 100	5,000	4,910

		15,387

South Carolina (1.1%)
Beaufort County School District, Ser D, GO, 5.000%, 03/01/17, SCSDE	6,500	7,582
Columbia Waterworks & Sewer System, RB, 5.000%, 02/01/40, Callable 02/01/20 @ 100	2,500	2,640
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300	2,538

		12,760

Tennessee (1.3%)
Memphis, GO, BAN, 4.000%, 05/01/12	8,000	8,445
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Ser B, RB, 5.500%, 10/01/29, Callable 10/01/19 @ 100, GO of Authority	5,000	5,649

		14,094

Texas (4.8%)
Clear Creek Independent School District, School Building, GO, 5.500%, 02/15/31, Callable 02/15/18 @ 100	6,000	6,464
Dallas Convention Center Hotel Development Corp., Ser A, RB, 5.250%, 01/01/21, Callable 01/01/19 @ 100	1,900	2,048
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	7,183

	Shares or
	Principal
	Amount($)	Value($)
Dallas, GO, 5.000%, 02/15/18, Callable 08/16/10 @ 100	230	230
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,570
Lower Colorado River Authority, RB, 5.000%, 05/15/16	5,000	5,677
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 08/16/10 @ 100, AGM	1,185	1,190
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690	2,968
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875	1,993
Texas A & M University, Ser B, RB, 5.000%, 05/15/28, Callable 05/15/20 @ 100	3,910	4,249
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser A, RB, 6.200%, 02/15/40, Callable 02/15/20 @ 100	2,500	2,509
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser Q, RB, 8.125%, 02/15/27	2,500	2,603
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035	5,518
University of Texas, Ser D, RB, 5.000%, 08/15/18	5,555	6,516

		53,718

Virginia (6.0%)
Virginia Beach Development Authority, Public Facility, Ser B, RB, 5.000%, 08/01/17	11,135	12,986
Virginia Beach Development Authority, Public Facility, Ser C, RB, 5.000%, 08/01/16	4,370	5,075
Virginia College Building Authority Educational Facilities, 21st Century College & Equipment Program, Ser D, RB, 5.000%, 02/01/13	4,130	4,571
Virginia Public School Authority, School Financing, Ser C, RB, 5.000%, 08/01/17, State Aid Withholding	10,000	11,702
Virginia State Resources Authority Clean Water, Revolving Fund, Ser A, RB, 5.000%, 10/01/18	5,810	6,884
Virginia State Resources Authority Clean Water, Revolving Fund, Ser A, RB, 5.000%, 10/01/19	5,730	6,805
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Virginia State, Ser D, GO, 5.000%, 06/01/18	16,000	18,991

		67,014

Washington (5.5%)
Energy Northwest Electric, Ser A, RB, 5.000%, 07/01/20	14,500	16,813
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200	5,775
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/16	4,500	5,176
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/17	4,830	5,584
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/19	9,500	11,031
Snohomish County Public Utility District No. 1, Generation System, RB, 5.000%, 12/01/15	5,000	5,751
Washington State, Ser A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855	3,098
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700	8,490

		61,718

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser B, RB, 4.750%, 08/15/25, Mandatory Put 08/15/14 @ 100(a)	3,500	3,670
Wisconsin State Clean Water, Ser 2, RB, 5.500%, 06/01/15	2,770	3,257

		6,927

Total Municipal Bonds		1,071,693

Money Market Funds (3.6%)
Federated Tax-Free Obligations Fund	36,146,972	36,147
SEI Tax-Exempt Trust, Institutional Tax-Free Fund	3,926,881	3,927

Total Money Market Funds		40,074

Total Investments (Cost $1,073,964)(d) — 99.6%		1,111,767
Other assets in excess of liabilities — 0.4%		4,716

Net Assets — 100.0%		$1,116,483

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGC	Security guaranteed by Assured Guaranty Corporation

AGC-ICC	Assured Guaranty Corporation Insured Custody Certificates.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

BAN	Bond Anticipation Note

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GO	General Obligation

LOC	Letter of Credit

MBIA-RE	Reinsurance provided by Municipal Bond Insurance Association

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond

SCSDE	Security guaranteed by South Carolina School Discount Enhancement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (23.4%)
Automobiles (18.9%)
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A3B, 1.001%, 07/06/12(a)	165	165
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	526	529
CNH Equipment Trust, Ser 2006-B, Cl A4, 0.390%, 03/15/12(a)	395	395
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4, 4.980%, 11/08/11	521	521
Navistar Financial Corp. Owner Trust, Ser 2010-A, Cl A1, 0.608%, 06/20/11(b)	887	888
USAA Auto Owner Trust, Ser 2008-3, Cl A3, 4.280%, 10/15/12	546	556
World Omni Auto Receivables Trust, Ser 2007-A, Cl A4, 0.350%, 11/15/12(a)	550	547
World Omni Auto Receivables Trust, Ser 2007-B, Cl A3B, 0.740%, 01/17/12(a)	496	496

		4,097

Credit Card (2.3%)
Cabela’s Master Credit Card Trust, Ser 2005-1A, Cl A1, 4.970%, 10/15/13(b)	500	506

Home Equity (2.2%)
Household Home Equity Loan Trust, Ser 2004-1, Cl M, 0.868%, 09/20/33(a)	546	473

Total Asset-Backed Securities		5,076

Collateralized Mortgage Obligations (68.0%)
Federal Home Loan Mortgage Corporation, Ser 2474, Cl FJ, 0.700%, 07/15/17(a)	1,041	1,034
Federal Home Loan Mortgage Corporation, Ser 2589, Cl F, 0.550%, 03/17/33(a)	1,318	1,319
Federal Home Loan Mortgage Corporation, Ser 2834, Cl KF, 0.700%, 04/15/30(a)	3,582	3,595
Federal Home Loan Mortgage Corporation, Ser R008, Cl FK, 0.750%, 07/15/23(a)	1,809	1,807
Federal National Mortgage Association, Ser 2004-79, Cl FM, 0.647%, 11/25/24(a)	3,495	3,472
GE Capital Commercial Mortgage Corp., Ser 2001-3, Cl A1, 5.560%, 06/10/38	319	323
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A3, 4.371%, 01/10/38	154	156
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A2, 6.040%, 11/15/35	379	383

	Shares or
	Principal
	Amount($)	Value($)
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A2, 3.624%, 01/15/29	184	184
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A2, 4.435%, 11/12/35	418	419
Morgan Stanley Dean Witter Capital I, Ser 2001-PGMA, Cl A2, 0.900%, 03/11/16(a)(b)	400	397
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1, 3.669%, 02/11/36	604	608
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A2PF, 0.470%, 10/15/44(a)	1,075	1,057

Total Collateralized Mortgage Obligations		14,754

Money Market Fund (8.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,863,327	1,863

Total Money Market Fund		1,863

Total Investments (Cost $21,577)(d) — 100.0%		21,693
Other assets in excess of liabilities — 0.0%		3

Net Assets — 100.0%		$21,696

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.3% of net assets as of June 30, 2010.

(c)	Affiliated investment.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.3%)
Home Equity (0.3%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	83	81

Total Asset-Backed Security		81

Collateralized Mortgage Obligations (15.0%)
Federal Home Loan Mortgage Corporation, Ser 2708, Cl ZD, 5.500%, 11/15/33(a)	323	356
Federal Home Loan Mortgage Corporation, Ser 3347, Cl AK, 5.000%, 07/15/37(a)	349	383
Federal Home Loan Mortgage Corporation, Ser 3351, Cl PC, 6.000%, 07/15/37(a)	1,145	1,313
Federal Home Loan Mortgage Corporation, Ser 3351, Cl ZC, 5.500%, 07/15/37(a)	210	228
Federal National Mortgage Association, Ser 2009-37, Cl NZ, 5.712%, 02/25/37(a)	630	669
Federal National Mortgage Association, Ser 2010-M1, Cl A2, 4.450%, 09/25/19(a)	700	735
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.470%, 11/15/30(b)	1,003	1,051

Total Collateralized Mortgage Obligations		4,735

U.S. Government Agency Mortgages (74.1%)
Federal Home Loan Mortgage Corporation (25.5%)
6.000%, 08/01/34(a)	1,459	1,585
6.500%, 06/01/38(a)	137	151
6.500%, 08/15/40, TBA(c)	3,220	3,520
5.500%, 09/15/40, TBA(c)	2,598	2,771

		8,027

Federal National Mortgage Association (48.6%)
4.380%, 11/01/19(a)(b)	387	409
4.160%, 04/01/20(a)(b)	584	606
5.500%, 01/01/24(a)	1,372	1,485
5.260%, 01/01/25(a)	539	579
5.500%, 05/01/26(a)	1,240	1,339
5.500%, 04/01/29(a)	756	817
6.000%, 03/01/33(a)	200	221
5.000%, 11/01/33(c)	339	361
6.500%, 09/01/36(a)	1,341	1,489
6.000%, 08/25/40, TBA(c)	2,325	2,515
6.500%, 08/25/40, TBA(c)	2,226	2,432
6.500%, 09/25/40, TBA(c)	2,792	3,042

		15,295

Total U.S. Government Agency Mortgages		23,322

U.S. Treasury Obligation (8.7%)
U.S. Treasury Bills (8.7%)

	Shares or
	Principal
	Amount($)	Value($)
0.092%, 08/12/10(a)(d)	2,750	2,750

Total U.S. Treasury Obligation		2,750

Money Market Fund (45.4%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(e)	14,297,323	14,297

Total Money Market Fund		14,297

Total Investments (Cost $44,320)(f) — 143.5%		45,185
Liabilities in excess of other assets — (43.5)%		(13,707)

Net Assets — 100.0%		$31,478

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate represents the effective yield at purchase.

(e)	Affiliated investment.

(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

TBA	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.1%)
Georgia (2.5%)
Thomasville Hospital Authority, John D. Archbold Memorial Hospital, RB, 5.250%, 11/01/35, Callable 11/01/20 @ 100	750	743

Maryland (85.6%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,107
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	596
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000	1,079
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215	235
Baltimore, GO, 5.000%, 10/15/19	545	637
Baltimore, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500	545
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500	543
Charles County, GO, 5.000%, 03/01/16	500	582
Charles County, GO, 4.000%, 04/01/17	500	554
Frederick County, GO, 5.000%, 12/01/15	1,075	1,259
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500	551
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @100	750	800
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,071
Howard County, GO, 5.000%, 02/15/15	1,000	1,159
Maryland Capital Improvements, GO, 5.250%, 03/01/17	590	704
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	1,000	1,010
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, 5.000%, 09/01/34, Callable 09/01/18 @ 100	235	239
Maryland Community Development Administration, Department of Housing & Community Development, Ser F, RB, 5.700%, 09/01/28, Callable 11/01/18 @ 100	300	323
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Inc., RB, 5.000%, 07/01/40, Callable 07/01/19 @ 100	500	492

	Shares or
	Principal
	Amount($)	Value($)
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100(a)	1,250	1,345
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, AGM	520	539
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	500	514
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/16	300	327
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/34, Callable 07/01/19 @ 100	500	502
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.125%, 07/01/39, Callable 07/01/19 @ 100	500	505
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, NATL-RE/FHA	970	1,070
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	597
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	500	571
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	888
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,115
Maryland State, GO, 5.000%, 03/01/21, Callable 03/01/19 @ 100	500	580
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	250	266
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	25	25
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,038
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	267
Montgomery County, Department of Finance, Public Transport Equipment, COP, 4.000%, 05/01/17	500	548
Montgomery County, Department of Liquor Control, Ser A, RB, 5.000%, 04/01/28, Callable 04/01/19 @ 100	300	321
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375	416
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	500	539
Wicomico County, GO, 4.000%, 02/01/20	250	270

		25,729

Puerto Rico (5.3%)
Puerto Rico Electric Power Authority, Ser XX, RB, 5.250%, 07/01/40, Callable 07/01/20 @ 100	750	752
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750	825

		1,577

Texas (1.7%)
Hays County Texas, GO, 5.000%, 02/15/35, Callable 02/15/19 @ 100	500	521

Total Municipal Bonds		28,570

Money Market Fund (3.6%)
Federated Maryland Municipal Cash Trust	1,070,705	1,071

Total Money Market Fund		1,071

Total Investments (Cost $28,138)(b) — 98.7%		29,641
Other assets in excess of liabilities — 1.3%		403

Net Assets — 100.0%		$30,044

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

COP	Certificate of Participation

FHA	Security guaranteed by Federal Housing Administration

GO	General Obligation

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.9%)
North Carolina (88.6%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, NATL-RE	500	510
Cabarrus County, Installment Financing Contract, COP, 5.000%, 01/01/29, Callable 01/01/19 @ 100	500	529
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855	1,949
Charlotte Water & Sewer System, RB, 5.000%, 07/01/38, Callable 07/01/18 @ 100	1,000	1,054
Charlotte Water & Sewer System, Ser B, RB, 5.000%, 07/01/38, Callable 07/01/20 @ 100	500	532
Charlotte Water & Sewer System, Ser B, RB, 4.500%, 07/01/39, Callable 07/01/20 @ 100	500	496
Charlotte-Mecklenburg Hospital Authority Health Care System, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	1,059
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.250%, 01/15/39, Callable 01/15/19 @ 100	1,000	1,029
Durham County, Ser B, 4.400%, 04/01/14, Callable 04/01/12 @ 100	420	443
Forsyth County, GO, 5.000%, 03/01/14	1,000	1,138
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,755
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, AGM	1,000	1,074
Lenoir County, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, AGM	500	555
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000	2,060
North Carolina Capital Facilities Finance Agency Educational Facilities, Wake Forest University, RB, 5.000%, 01/01/31, Callable 01/01/19 @ 100	1,000	1,069
North Carolina Capital Facilities Finance Agency Educational Facilities, Wake Forest University, RB, 5.000%, 01/01/38, Callable 01/01/19 @ 100	3,585	3,780
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100(a)	1,000	1,105

	Shares or
	Principal
	Amount($)	Value($)
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	530
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, 5.550%, 07/01/38, Callable 07/01/18 @ 100, AMT	475	489
North Carolina Medical Care Commission Health Care Facilities, Duke University Health Systems, Ser A, RB, 5.000%, 06/01/42, Callable 06/01/19 @ 100	2,000	2,048
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,354
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @100	750	785
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	2,210
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500	522
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500	521
North Carolina Medical Care Commission Hospital, The North Carolina Baptist Hospitals, Inc., RB, 5.000%, 06/01/34, Callable 06/01/20 @ 100	750	761
North Carolina Municipal Power Agency, No.1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,128
North Carolina Municipal Power Agency, No.1 Catawba Electric, Ser A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000	3,075
North Carolina State Ports Authority Facilities, Ser A, RB, 5.250%, 02/01/40, Callable 02/01/20 @ 100	1,500	1,525
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, NATL-RE/FHA	500	539
Raleigh Durham Airport Authority, RB, 5.000%, 05/01/12, NATL-RE/FGIC, AMT	1,000	1,059
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	2,045
Union County, GO, 4.000%, 03/01/13(b)	1,325	1,434
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,348
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500	550
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, NATL-RE, ETM	350	381
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,500	1,585
Wake County, Hammond Road Detention Center, Ser 2009, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	585	630
Wake County, RB, 5.000%, 01/01/26, Callable 01/01/20 @ 100	1,000	1,102
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	250	273
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100(a)(b)	3,000	3,172

		49,203

Puerto Rico (7.3%)
Puerto Rico Electric Power Authority, Ser BB, RB, 6.000%, 07/01/11, NATL-RE	485	510
Puerto Rico Electric Power Authority, Ser JJ, RB, 5.250%, 07/01/13, NATL-RE	325	355
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550	566
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,125	1,193

	Shares or
	Principal
	Amount($)	Value($)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,400	1,411

		4,035

Total Municipal Bonds		53,238

Money Market Fund (5.6%)
Federated Tax-Free Obligations Fund	3,091,983	3,092

Total Money Market Fund		3,092

Total Investments (Cost $54,447)(c) — 101.5%		56,330
Liabilities in excess of other assets — (1.5)%		(829)

Net Assets — 100.0%		$55,501

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHA	Security guaranteed by Federal Housing Administration

GO	General Obligation

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (84.7%)
Aerospace/Defense (1.2%)
AM General Corp., 3.345%, 09/30/12(a)(b)	238	211
AM General Corp., 3.447%, 09/30/13(a)(b)	4,648	4,125
DAE Aviation Holdings, Inc., 07/31/14(a)(c)(d)	945	844
DAE Aviation Holdings, Inc., 07/31/14(a)(c)(d)	920	821
Delos Aircraft, Inc., 7.000%, 03/15/16(a)(b)	9,115	8,961
Hawker Beechcraft Acquisition Co., 10.500%, 03/26/14(a)(b)	1,415	1,392

		16,354

Apparel (0.4%)
Claire’s Stores, Inc., 3.097%, 05/29/14(a)(b)(c)	3,722	3,066
Hanesbrands, Inc., 5.250%, 12/10/15(a)(b)	2,119	2,121

		5,187

Auto Manufacturers (3.5%)
Ford Motor Co., 3.331%, 12/15/13(a)(b)(e)	37,954	35,824
HHI Group Holdings LLC, 10.481%, 03/30/15(a)(b)	6,444	6,444
Tenneco, Inc., 5.088%, 06/03/16(a)(b)(c)	5,175	5,162

		47,430

Auto Parts & Equipment (0.4%)
Allison Transmission, Inc., 3.099%, 09/11/14(a)(b)(c)	5,462	4,964

Building Materials (0.2%)
Building Materials Corp., 3.125%, 02/22/14(a)(b)	2,772	2,667

Chemicals (3.5%)
Celanese Holdings LLC, 2.042%, 04/02/14(a)(b)	3,579	3,382
CF Industries Holdings, Inc., 4.500%, 03/30/15(a)(b)	13,538	13,539
Chemtura Corp., 6.000%, 02/02/11(a)(b)	4,035	4,042
Columbian Chemicals Co., 6.563%, 03/16/13(a)(b)	4,250	4,165
GenTek, Inc., 7.000%, 10/28/14(a)(b)	1,627	1,620
Huntsman International LLC, 2.111%, 04/21/14(a)(b)	5,351	4,943
INEOS Group Holdings PLC, 7.001%, 12/14/12(a)(b)	244	237
INEOS Group Holdings PLC, 7.501%, 12/14/13(a)(b)	3,988	3,820
INEOS Group Holdings PLC, 8.001%, 12/16/14(a)(b)	400	384
Macdermid Holdings LLC, 2.347%, 04/12/14(a)(b)	2,648	2,452
Nalco Holding Co., 6.500%, 05/07/16(a)(b)	3,960	3,945
Rockwood Specialities Group, Inc., 6.000%, 07/30/14(a)(b)	2,894	2,894
Solutia, Inc., 4.752%, 03/12/17(a)(b)	1,771	1,766

		47,189

Commercial Services (4.1%)
BNY ConvergEx Group, 3.350%, 09/30/13(a)(b)	1,257	1,213
BNY ConvergEx Group, 3.350%, 10/02/13(a)(b)	3,008	2,902
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a)(b)	4,602	4,591
Catalina Marketing Corp., 3.097%, 10/01/14(a)(b)(c)	3,344	3,154
Dresser, Inc., 2.695%, 05/04/14(a)(b)	2,161	1,976
DynCorp International, Inc., 07/07/16(a)(b)(c)	4,155	4,124
Hertz Corp., 2.098%, 12/21/12(a)(b)(c)	772	734
Hertz Corp., 2.100%, 12/21/12(a)(b)(c)	4,175	3,966
Merrill Corp., 8.500%, 12/22/12(a)(b)	1,312	1,235
Merrill Corp., 14.750%, 11/15/13(a)(b)	2,034	1,652
Oshkosh Truck Corp., 6.540%, 12/06/13(a)(b)(e)	3,799	3,800
Quad/Graphics, Inc., 1.000%, 04/15/16(a)(b)	4,075	3,902
Quintiles Transnational Corp., 2.300%, 03/31/13(a)(b)	955	914
Sedgwick CMS Holdings, Inc., 5.500%, 05/20/16(a)(b)(c)	1,611	1,599
TL Acquisitions, Inc., 3.030%, 07/03/14(a)(b)	13,062	11,257
TransUnion LLC, 6.750%, 06/15/17(a)(b)(c)	4,665	4,683
YB, LLC, 2.472%, 06/30/11(b)(f)	1,875	1,809
YB, LLC, 4.104%, 07/31/14(b)(f)	5,000	3,131

		56,642

Computers (0.6%)
Network Solutions LLC, 2.563%, 03/07/14(a)(b)	1,749	1,634
Seahawk Acquisition Corp., 2.290%, 06/11/14(a)(b)	923	859
Sungard Data Systems, Inc., 2.100%, 02/11/13(a)(b)	6,483	6,088

		8,581

Consumer Discretionary (0.9%)
Collective Brands, Inc., 3.136%, 08/01/14(a)(b)	1,470	1,417
Reynolds Consumer Products Holding, Inc., 5.750%, 05/04/16(a)(b)(c)	5,715	5,662
Reynolds Consumer Products Holdings, Inc., 6.250%, 11/02/15(a)(b)	5,640	5,604

		12,683

Consumer Staples (1.0%)
Dole Food Co., Inc., 5.021%, 02/23/17(a)(b)	1,294	1,290
Dole Food Co., Inc., 5.041%, 02/23/17(a)(b)	521	519
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Philips-Van Heusen Corp., 4.750%, 05/04/16(a)(b)(c)	5,940	5,934
Revlon Consumer Products Corp., 6.001%, 03/09/15(a)(b)	2,770	2,692
Wendy’s Arby’s Group, Inc., 5.000%, 05/19/17(a)(b)(c)	2,790	2,780

		13,215

Diversified Financial Services (6.8%)
Affinion Group, Inc., 5.000%, 04/19/16(a)(b)	4,070	3,868
American Capital Holdings, Inc., 03/31/11(a)(d)	11,042	10,976
American General Finance Corp., 7.250%, 04/20/15(a)(b)	16,325	15,864
CIT Group, Inc., 9.500%, 01/20/12(a)(b)(c)(e)	12,602	12,825
East Valley Tourist Development Authority, 12.000%, 08/06/12(b)(f)(g)(h)	3,081	2,649
First Data Corp., 3.097%, 09/24/14(a)(b)(c)	3,968	3,337
First Data Corp., 3.097%, 09/24/14(a)(b)(c)	6,108	5,130
First Data Corp., 3.097%, 09/24/14(a)(b)(c)	2,207	1,852
Harland Clarke Holdings Corp., 2.874%, 06/30/14(a)(b)(c)	4,888	4,179
International Lease Finance Corp., 6.750%, 03/15/15(a)(b)	6,095	6,015
MSCI, 4.750%, 04/09/16(a)(b)	13,100	13,076
Nielsen Finance LLC, 2.350%, 08/09/13(a)(b)	3,705	3,482
Nielsen Finance LLC, 4.100%, 05/02/16(a)(b)	2,722	2,614
Nuveen Investments, Inc., 3.446%, 11/13/14(a)(b)(c)	4,655	3,869
Peach Holdings, Inc., 6.250%, 11/21/13(a)(b)	588	446
WideOpenWest Finance LLC, 6.878%, 06/26/14(a)(b)	2,900	2,864

		93,046

Electric (3.1%)
Calpine Corp., 3.415%, 03/29/14(a)(b)(c)	2,555	2,339
Mirant North America LLC, 2.104%, 01/03/13(a)(b)	1,475	1,434
NRG Energy, Inc., 2.040%, 02/01/13(a)(b)(c)(e)	7,984	7,632
NRG Energy, Inc., 2.283%, 02/01/13(a)(b)(c)(e)	11,959	11,430
TXU Energy Co. LLC, 3.850%, 10/10/14(a)(b)	5,955	4,347
TXU Energy Co. LLC, 3.851%, 10/10/14(a)(b)(c)(e)	4,924	3,615
TXU Energy Co. LLC, 3.851%, 10/10/14(a)(b)	5,954	4,396
TXU Energy Co. LLC, 3.975%, 10/10/14(a)(b)(c)(e)	9,931	7,331

		42,524

Energy (1.8%)
Aquilex Holdings LLC, 5.500%, 03/26/16(a)(b)	4,065	4,016
First Light Power Resources, Inc., 2.813%, 11/01/13(a)(b)	11	10
First Light Power Resources, Inc., 3.063%, 11/01/13(a)(b)	629	580
First Light Power Resources, Inc., 4.813%, 05/01/14(a)(b)	4,580	4,088
KGen LLC, 2.063%, 02/01/14(a)(b)	2,371	2,181
KGen LLC, 2.125%, 02/01/14(a)(b)	3,008	2,768
MACH Gen LLC, 2.290%, 02/22/13(a)(b)	1,068	982
New Development Holdings, Inc., 06/08/17(a)(b)(c)	9,175	9,072
NSG Holdings LLC, 2.037%, 06/15/14(a)(b)	237	226
NSG Holdings LLC, 2.037%, 06/15/14(a)(b)	51	48

		23,971

Entertainment (4.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16(a)(b)	5,719	5,681
Cedar Fair LP, 2.356%, 02/17/12(a)(b)(c)	1,524	1,479
Cinemark, Inc., 3.587%, 04/30/16(a)(b)	2,407	2,333
IMG Worldwide, Inc., 7.250%, 06/11/15(b)(c)(f)	10,950	10,622
Live Nation Worldwide, Inc., 4.500%, 11/06/16(a)(b)(c)	6,105	6,051
Rainbow National Services LLC, 1.378%, 06/28/13(a)(b)	6,235	5,923
Regal Entertainment Group, 4.033%, 11/18/16(a)(b)(c)	3,711	3,620
Universal City Development Partners Ltd., 5.500%, 10/29/14(a)(b)	10,199	10,143
Universal City Development Partners Ltd., 7.750%, 10/29/14(a)(b)	4,602	4,602
Venetian Macao Ltd., 4.800%, 05/25/12(a)(b)	2,367	2,298
Venetian Macao Ltd., 5.040%, 05/25/13(a)(b)	4,099	3,978

		56,730

Food (1.2%)
Dean Foods Co., 1.675%, 04/02/14(a)(b)(c)	7,367	6,822
Michael Foods, Inc., 06/29/16(a)(b)(c)	6,645	6,633
Wm. Bolthouse Farms, Inc., 5.500%, 02/10/16(a)(b)	2,775	2,749

		16,204

Forest Products & Paper (0.4%)
Georgia-Pacific Corp., 2.537%, 12/20/12(a)(b)	1,815	1,752
Georgia-Pacific Corp., 3.786%, 12/20/14(a)(b)	3,896	3,829

		5,581

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Health Care (8.6%)
Ardent Health Services LLC, 6.500%, 09/14/15(a)(b)	8,105	7,857
Axcan Intermediate Holdings, Inc., 3.847%, 02/18/14(a)(b)	1,587	1,507
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)	1,576	1,479
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)	382	358
Biomet, Inc., 3.510%, 03/25/15(a)(b)	4,922	4,716
Carestream Health, Inc., 2.354%, 04/30/13(a)(b)	2,403	2,258
Carestream Health, Inc., 5.604%, 10/30/13(a)(b)	1,000	921
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)(e)	17,454	16,254
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)	1,275	1,187
CRC Health Corp., 2.783%, 02/06/13(a)(b)	2,836	2,637
Golden Gate National Care LLC, 3.104%, 03/14/11(a)(b)	4,420	4,266
Golden Gate National Care LLC, 8.104%, 10/09/11(a)(b)	2,415	2,330
Harlan Sprague Dawley, Inc., 3.850%, 07/11/14(a)(b)	4,835	4,316
HCA, Inc., 2.033%, 11/17/12(a)(b)(c)(e)	17,814	16,804
HCA, Inc., 2.783%, 11/18/13(a)(b)(c)(e)	8,024	7,556
Health Management Associates, 2.283%, 02/28/14(a)(b)(c)	7,301	6,794
Iasis Healthcare Corp., 2.350%, 03/14/14(a)(b)	191	179
Iasis Healthcare Corp., 2.354%, 03/14/14(a)(b)	2,033	1,897
Iasis Healthcare Corp., 2.354%, 03/14/14(a)(b)	704	657
IM US Holdings LLC, 2.426%, 06/26/14(a)(b)	2,954	2,778
LifePoint Hospitals, Inc., 2.125%, 04/15/12(a)(b)	4,509	4,379
Multiplan, Inc., 3.625%, 04/12/13(a)(b)	1,108	1,052
Multiplan, Inc., 3.625%, 04/12/13(a)(b)	672	639
Multiplan, Inc., 6.000%, 04/12/13(a)(b)	2,053	2,035
Mylan, Inc., 3.754%, 10/02/14(a)(b)	1,866	1,850
National Mentor Holdings, Inc., 2.300%, 06/28/13(a)(b)	1,814	1,606
National Mentor Holdings, Inc., 2.249%, 06/29/13(a)(b)	110	97
Vanguard Health Systems, Inc., 5.000%, 01/15/16(a)(b)	7,500	7,379
Warner Chilcott PLC, 5.500%, 10/14/14(a)(b)(e)	4,151	4,140
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)(e)	1,956	1,950
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)(e)	3,257	3,246
Warner Chilcott PLC, 5.750%, 04/30/15(a)(b)	2,761	2,752

		117,876

Industrials (0.5%)
Bucyrus International, Inc., 4.500%, 12/21/15(a)(b)	6,898	6,866

Information Technology (4.9%)
Allen Systems Group, Inc., 8.500%, 10/19/13(a)(b)	2,681	2,666
Aspect Software, Inc., 6.250%, 05/07/16(a)(b)(c)	4,600	4,485
Ceridian Corp., 3.345%, 11/09/14(a)(b)	4,655	4,167
Flextronics International Ltd., 2.541%, 10/01/12(a)(b)	7,145	6,775
Flextronics International Ltd., 2.540%, 10/01/14(a)(b)	755	699
Flextronics International Ltd., 2.542%, 10/01/14(a)(b)	1,927	1,783
Flextronics International Ltd., 2.553%, 10/01/14(a)(b)	455	421
Information Solutions, Inc., 4.750%, 04/09/16(a)(b)	6,525	6,493
NDS Group PLC, 6.980%, 02/03/17(a)(b)	27,900	27,063
Skype Technologies SA, 7.000%, 02/22/15(a)(b)(e)	12,210	12,046

		66,598

Insurance (0.4%)
Hub International Ltd., 6.750%, 06/12/14(a)(b)	4,566	4,355
Hub International Ltd., 2.790%, 06/13/14(a)(b)	792	703
Hub International Ltd., 2.790%, 06/13/14(a)(b)	178	158

		5,216

Leisure Time (0.3%)
Sabre Holdings Corp., 2.344%, 09/30/14(a)(b)	4,127	3,662

Lodging (0.5%)
Harrah’s Operating Co., Inc., 9.500%, 10/01/16(a)(b)(c)	4,115	4,110
Kerzner International Ltd., 3.290%, 08/31/13(b)(f)	1,894	1,307
Kerzner International Ltd., 3.495%, 08/31/13(b)(f)	1,077	743
Kerzner International Ltd., 3.549%, 08/31/13(b)(f)	178	122
MGM Mirage, Inc., 1.651%, 10/03/11(a)(b)	300	275
MGM Mirage, Inc., 6.000%, 10/03/11(a)(b)	953	907

		7,464

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Machinery Diversified (0.9%)
Manitowoc Co., Inc. (The), 7.500%, 10/25/14(a)(b)	3,140	3,124
NACCO Materials Handling Group, Inc., 2.243%, 03/21/13(a)(b)	3,360	2,940
Sequa Corp., 12/03/14(a)(d)	6,525	5,889

		11,953

Media (9.8%)
Block Communications, Inc., 2.347%, 12/19/12(a)(b)	974	911
Cablevision Systems Corp., 1.100%, 12/13/13(a)(b)(e)	6,396	6,197
Charter Communications Operating LLC, 2.350%, 03/06/14(a)(b)(c)(e)	14,389	13,330
Charter Communications, Inc., 3.038%, 07/28/14(a)(b)	3,735	3,320
Clear Channel Communications, Inc., 07/30/14(a)(d)	1,860	1,442
Clear Channel Communications, Inc., 01/29/16(a)(d)	817	615
Clear Channel Communications, Inc., 01/29/16(a)(d)	788	593
Clear Channel Communications, Inc., 3.997%, 01/29/16(a)(b)(c)	20,690	15,756
CMP Susquehanna Radio Holdings Corp., 2.375%, 05/05/13(a)(b)	2,312	1,965
Getty Images, Inc., 6.250%, 07/02/15(a)(b)	5,177	5,182
Gray Television, Inc., 3.804%, 12/31/14(a)(b)(c)	5,759	5,375
Insight Midwest Holdings LLC, 1.290%, 10/06/13(a)(b)	9,773	9,309
Insight Midwest LP, 04/07/14(a)(b)(c)	3,000	2,813
Lamar Media Corp., 4.250%, 10/29/16(a)(b)	2,783	2,773
LIN TV Corp., 4.040%, 03/11/11(a)(b)	163	155
Mediacom LLC, 5.500%, 03/31/17(a)(b)	5,459	5,315
Quebecor Media, Inc., 2.303%, 01/17/13(a)(b)(c)	3,940	3,773
Sinclair Broadcasting Group, 6.750%, 10/23/15(a)(b)	4,159	4,159
Telesat Holdings, Inc., 3.350%, 10/31/14(a)(b)(c)(e)	3,805	3,625
Telesat Holdings, Inc., 3.360%, 10/31/14(a)(b)(c)(e)	327	311
Tribune Co., 5.250%, 05/17/14(a)(b)	9,000	5,458
Umbrella Acquisition, Inc., 2.597%, 09/29/14(a)(b)(c)	16,336	13,602
Village Roadshow Ltd., 6.250%, 05/27/15(b)(c)(f)	24,890	24,392
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a)(b)(c)	4,023	4,003

		134,374

Miscellaneous Manufacturer (1.3%)
Activant Solutions Holdings, Inc., 2.313%, 05/02/13(a)(b)	1,378	1,294
Bombardier, Inc., 3.193%, 06/28/13(a)(b)	1,698	1,422
EPCO Holdings, Inc., 1.345%, 08/07/12(a)(b)	10,000	9,200
John Maneely Co., 3.552%, 12/08/13(a)(b)	6,014	5,658

		17,574

Oil & Gas (6.4%)
Alon Refining Krotz Springs, Inc., 2.604%, 08/04/13(b)(f)	110	84
Alon Refining Krotz Springs, Inc., 2.696%, 08/04/13(b)(f)	877	673
Atlas Pipeline Partners LP, 6.750%, 07/27/14(a)(b)(e)	11,467	11,352
Big West Oil LLC, 02/19/15(a)(b)	12,195	12,241
CITGO Petroleum Corp., 06/24/15(a)(b)(c)	4,000	3,976
Enterprise GP Holdings LP, 2.567%, 11/08/14(a)(b)	7,810	7,537
EPD Holdings, 2.855%, 07/25/14(a)(b)	1,623	1,354
EPD Holdings, 2.855%, 07/25/14(a)(b)	232	194
MEG Energy Corp., 6.000%, 04/03/16(a)(b)(e)	21,115	20,535
Petroleum Geo-Services ASA, 2.050%, 06/29/15(a)(b)	629	584
Pilot Travel Centers LLC, 11/24/15(a)(b)(c)	11,213	11,204
TPF Generation Holdings LLC, 2.290%, 12/15/11(a)(b)(c)	717	660
TPF Generation Holdings LLC, 2.290%, 12/15/13(a)(b)(c)	5,758	5,295
TPF Generation Holdings LLC, 2.290%, 12/15/13(a)(b)(c)	1,951	1,794
TPF Generation Holdings LLC, 4.540%, 12/13/14(a)(b)(c)	2,910	2,575
Vulcan Energy Corp., 5.500%, 09/25/15(a)(b)	5,274	5,300
Western Refining Co., 10.750%, 05/30/14(a)(b)	2,074	1,888

		87,246

Packaging & Containers (0.8%)
Anchor Glass Container Corp., 6.000%, 02/25/16(a)(b)	1,315	1,302
Smurfit-Stone Container Corp., 0.500%, 02/10/16(a)(b)	4,630	4,605
Smurfit-Stone Container Corp., 6.750%, 02/10/16(a)(b)	4,630	4,605

		10,512

Pipelines (0.8%)
Energy Transfer Equity LP, 2.100%, 11/01/12(a)(b)(c)	8,155	7,891
Targa Resources, Inc., 5.750%, 06/17/16(a)(b)	3,100	3,079

		10,970

Real Estate (3.4%)
CB Richard Ellis, 6.000%, 12/20/13(a)(b)	1,445	1,437
CB Richard Ellis, 6.500%, 12/20/15(a)(b)	9,236	9,207
CB Richard Ellis, 6.501%, 12/20/15(a)(b)	8,725	8,692
DuPont Fabros Technology, Inc., 5.750%, 12/02/14(a)(b)(c)	18,500	18,315
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Mattamy Group, 2.813%, 04/11/13(a)(b)	2,907	2,675
Realogy Corp., 3.292%, 10/09/13(a)(b)	4,924	4,146
Realogy Corp., 3.352%, 10/09/13(a)(b)	1,326	1,116
Realogy Corp., 13.500%, 10/15/17(a)(b)	655	689

		46,277

Retail (3.3%)
Capital Automotive LP, 2.110%, 12/16/10(a)(b)(c)	7,967	7,756
Capital Automotive LP, 2.387%, 12/16/11(a)(b)	3,371	3,101
Dollar General Corp., 3.092%, 07/04/14(a)(b)	3,415	3,266
Dollar General Corp., 3.099%, 07/04/14(a)(b)(c)	2,567	2,434
Gregg Appliances, Inc., 2.350%, 07/25/13(a)(b)	881	846
Harbor Freight, 5.016%, 02/23/16(a)(b)	2,700	2,679
Michaels Stores, Inc., 2.761%, 10/31/13(a)(b)	2,000	1,852
Michaels Stores, Inc., 5.011%, 07/31/16(a)(b)(c)	1,778	1,685
Neiman Marcus Group, Inc., 2.468%, 04/06/13(a)(b)(c)	3,301	3,084
Petco Animal Supplies, Inc., 2.564%, 10/26/13(a)(b)	921	877
QVC, Inc., 4.347%, 06/30/11(a)(b)	447	444
QVC, Inc., 4.847%, 06/30/12(a)(b)	895	888
QVC, Inc., 5.347%, 06/30/13(a)(b)	895	889
QVC, Inc., 5.847%, 03/30/14(a)(b)	1,230	1,222
Sports Authority, Inc. (The), 2.722%, 05/03/13(a)(b)	2,844	2,588
SUPERVALU, Inc., 1.222%, 06/02/11(a)(b)(e)	4,130	3,998
Toys “R” Us, Inc., 5.345%, 01/19/13(a)(b)(c)	7,450	7,145
Toys “R” Us, Inc., 4.595%, 07/16/12(a)(b)	1,000	985

		45,739

Semiconductors (0.6%)
Freescale Semiconductor, Inc., 12/01/12(a)(d)	4,655	4,187
Freescale Semiconductor, Inc., 4.604%, 12/01/16(a)(b)	2,780	2,442
Spansion, Inc., 7.500%, 02/08/15(a)(b)	930	918

		7,547

Telecommunication Services (7.9%)
Asurion Corp., 3.361%, 07/03/14(a)(b)	3,291	3,105
Avaya, Inc., 3.260%, 12/10/14(a)(b)(c)	5,367	4,587
Bresnan Communications LLC, 2.390%, 09/29/13(a)(b)(c)	4,861	4,815
Cequel Communications LLC, 2.292%, 11/05/13(a)(b)(c)(e)	1,817	1,724
Cincinnati Bell, Inc., 6.500%, 06/10/16(a)(b)(c)	9,900	9,600
Cinedigm Digitial Funding I LLC, 5.250%, 04/21/16(a)(b)	4,828	4,768
Consolidated Communications Holdings, Inc., 2.850%, 12/29/14(a)(b)	5,000	4,687
Consolidated Communications Holdings, Inc., 2.860%, 12/29/14(a)(b)	115	108
Integra Telecom, Inc., 9.250%, 04/12/15(a)(b)	7,450	7,422
Intelsat Corp., 2.792%, 01/03/14(a)(b)(e)	1,948	1,804
Intelsat Corp., 2.792%, 01/03/14(a)(b)(e)	1,947	1,803
Intelsat Corp., 2.792%, 01/03/14(a)(b)(e)	1,947	1,803
Level 3 Communications, Inc., 2.548%, 03/13/14(a)(b)(c)	2,500	2,217
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)(e)	12,750	13,674
MCC Iowa LLC, 4.500%, 10/23/17(a)(b)	4,655	4,420
MetroPCS Wireless, Inc., 2.625%, 11/03/13(a)(b)	4,923	4,701
Qwest Services Corp., 7.000%, 05/05/14(a)(b)	4,466	4,299
Telcordia Technologies, Inc., 6.750%, 04/30/16(a)(b)	9,800	9,588
UPC Financing Partnership, 3.180%, 09/02/13(a)(b)	3,000	2,876
UPC Financing Partnership, 2.180%, 12/31/14(a)(b)	2,593	2,399
UPC Financing Partnership, 3.930%, 12/31/16(a)(b)	3,107	2,913
West Corp., 2.753%, 10/24/13(a)(b)	2,365	2,197
West Corp., 7.250%, 10/24/13(a)(b)	4,235	4,219
Wind Acquisition Holdings, 7.658%, 11/26/14(a)(b)	8,800	8,756

		108,485

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Transportation (0.9%)
Dollar Thrifty Automotive Group, Inc., 2.847%, 06/15/13(a)(b)(c)	6,225	6,023
Ozburn-Hessey Logistics LLC, 7.500%, 04/15/16(a)(b)	2,439	2,429
Volnay Acquisition (Compagnie Generale), 3.553%, 01/12/14(a)(b)	3,551	3,445

		11,897

Utilities (0.1%)
AES Corp. (The), 3.290%, 08/10/11(a)(b)	1,833	1,803

Total Bank Loans		1,155,027

Common Stocks (0.6%)
Materials (0.6%)
LyondellBasell Industries NV, Cl A*	184,894	2,986
LyondellBasell Industries NV, Cl B*	288,008	4,651

Total Common Stocks		7,637

Corporate Bonds (11.6%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,000	1,025

Aerospace/Defense (0.0%)
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(a)	340	345

Chemicals (0.4%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56	1,000	1,095
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	5,400	4,873

		5,968

Coal (0.1%)
CONSOL Energy, Inc., 8.000%, 04/01/17, Callable 04/01/14 @ 104(a)	420	433
CONSOL Energy, Inc., 8.250%, 04/01/20, Callable 04/01/15 @ 104.13(a)	345	360

		793

Commercial Services (0.1%)
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(a)(c)	270	271
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	675	680

		951

Diversified Financial Services (1.7%)
American General Finance Corp., Ser I, MTN, 4.875%, 07/15/12	4,500	4,073
American General Finance Corp., Ser I, MTN, 5.850%, 06/01/13	2,000	1,760
CapitalSource, Inc., 12.750%, 07/15/14(a)	1,585	1,779
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	4,645	4,378
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,718	3,950
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	4,500	4,690
International Lease Finance Corp., 8.625%, 09/15/15(a)	965	914
International Lease Finance Corp., 8.750%, 03/15/17(a)	1,010	957
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13	675	682

		23,183

Diversified Minerals (0.7%)
Teck Cominco Ltd., 6.125%, 10/01/35	1,000	995
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13	8,000	9,440

		10,435

Diversified Operations (0.3%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	2,000	1,930
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a)	1,770	1,717

		3,647

Electric (0.6%)
General Cable Corp., 2.666%, 04/01/15, Callable 04/19/10 @ 101(b)	5,133	4,581
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	3,500	3,557

		8,138

Health Care (0.1%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	500	510
Mylan, Inc., 7.625%, 07/15/17, Callable 07/15/15 @ 101.91(a)	325	331
Mylan, Inc., 7.875%, 07/15/20, Callable 07/15/15 @ 103.94(a)	325	332

		1,173

Insurance (0.1%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	1,000	750

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	1,000	1,048

Machinery Diversified (0.1%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	1,000	1,078

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Media (0.3%)
Cablevision Systems Corp., 8.625%, 09/15/17(a)	750	765
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)(c)	300	300
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88(a)	255	259
Telesat Canada, 11.000%, 11/01/15, Callable 11/01/12 @ 105.50	1,800	1,944
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	1,000	1,005

		4,273

Oil & Gas (1.2%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,000	2,790
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	235	233
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	1,035	1,009
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	375	379
SandRidge Energy, Inc., 3.916%, 04/01/14, Callable 08/16/10 @ 102(b)	1,000	876
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	10,980	9,882
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	885	805

		15,974

Packaging & Containers (0.1%)
Jefferson Smurfit Corp., 8.250%, 10/01/12, Callable 08/09/10 @ 101.38(g)(h)	1,800	1,409
Smurfit-Stone Container Corp., 8.000%, 03/15/17, Callable 03/15/12 @ 104(g)(h)	570	440

		1,849

Pharmaceuticals (0.0%)
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	270	263

Retail (0.0%)
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(a)	360	369

Telecommunication Services (5.6%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	360	359
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	3,000	3,060
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	5,850	6,289
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(a)	3,500	3,570
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	3,000	3,060
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(a)	2,375	2,518
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	280	274
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(b)	1,800	1,823
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75	3,559	3,550
iPCS, Inc., 2.469%, 05/01/13, Callable 08/06/10 @ 100(b)	3,000	2,805
Level 3 Financing, Inc., 4.140%, 02/15/15(b)	500	388
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(a)	3,440	3,044
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	900	909
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	1,000	1,000
Qwest Communications International, Inc., 7.125%, 04/01/18, Callable 04/01/13 @ 103.56(a)	4,500	4,489
Sprint Capital Corp., 8.375%, 03/15/12	5,315	5,574
Sprint Capital Corp., 8.750%, 03/15/32	4,500	4,297
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(a)	1,350	1,283
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	4,500	4,579
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	650	658
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	5,550	5,862
Virgin Media Secured Finance PLC, 6.500%, 01/15/18, Callable 01/15/14 @ 103.25(a)	5,000	4,912
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	8,000	8,200
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	700	637
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Windstream Holdings of the Midwest, Inc., 6.750%, 04/01/28	5,000	4,089

		77,229

Total Corporate Bonds		158,491

Convertible Corporate Bonds (0.1%)
Diversified Financial Services (0.1%)
AmeriCredit Corp., 2.125%, 09/15/13	1,000	861
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	500	469

Total Convertible Corporate Bonds		1,330

Preferred Stock (0.0%)
Financials (0.0%)
Citigroup Capital XII, 8.500%, Callable 03/30/15 @ 25	13,520	338

Total Preferred Stock		338

Money Market Fund (10.8%)
RidgeWorth Institutional Cash Management Money Market Fund(i)	147,848,208	147,848

Total Money Market Fund		147,848

Total Investments (Cost $1,457,298)(j) — 107.8%		1,470,671

Liabilities in excess of other assets — (7.8)%		(106,240)

Net Assets — 100.0%		$1,364,431

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 84.1% of net assets as of June 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	This security has not settled as of June 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.

(e)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(f)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

					Percentage
	Acquisition	Cost	Principal		of Net
Issue Description	Date	($)	($)	Value($)	Assets(%)

Alon Refining Krotz Springs, Inc.	04/29/09	461	877	673	0.05
Alon Refining Krotz Springs, Inc.	04/29/09	58	110	84	0.01
East Valley Tourist Development Authority	08/07/07	3,066	3,081	2,649	0.19
IMG WorldWide, Inc.	06/08/10	10,621	10,950	10,622	0.78
Kerzner International Ltd.	08/31/06	177	178	122	0.01
Kerzner International Ltd.	08/31/06	1,884	1,894	1,307	0.10
Kerzner International Ltd.	08/31/06	1,069	1,077	743	0.05
Village Roadshow Ltd.	05/27/10	24,517	24,890	24,392	1.79
YB, LLC	01/07/10	3,829	5,000	3,131	0.23
YB, LLC	01/08/10	1,765	1,875	1,809	0.13

(g)	Security in default.

(h)	Issuer has filed for bankruptcy.

(i)	Affiliated investment.

(j)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note

PIK	Payment in-kind

ULC	Unlimited Liability Company
As of June 30, 2010, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)

Brand Services	7,500	(1,282)
Calpine Corp.	5,500	(738)
Capital Automotive LP	737	(59)
MGM Mirage, Inc.	1,333	(87)

		(2,166)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (7.5%)
U.S. Treasury Bills (6.5%)
0.075%, 08/05/10(a)(b)	1,000	1,000
0.090%, 08/12/10(a)(b)	1,000	1,000

		2,000

U.S. Treasury Note (1.0%)
1.500%, 10/31/10	300	301

Total U.S. Treasury Obligations		2,301

Money Market Fund (95.5%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	29,536,822	29,537

Total Money Market Fund		29,537

Total Investments (Cost $31,838)(d) — 103.0%		31,838
Liabilities in excess of other assets — (3.0)%		(920)

Net Assets — 100.0%		$30,918

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Rate represents the effective yield at purchase.

(c)	Affiliated investment.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements — Buy Protection

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made/		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	Depreciation($)
Emerging Markets CDX Indices, Series 13	Deutsche Bank	733	5.00	06/20/15	(64)	(74)	(10)
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	458	5.00	06/20/15	(44)	(46)	(2)
Emerging Markets CDX Indices, Series 13	Deutsche Bank	222	5.00	06/20/15	(22)	(22)	—
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	1,038	5.00	06/20/15	(119)	(105)	14
Emerging Markets CDX Indices, Series 13	Morgan Stanley	4,335	5.00	06/20/15	(420)	(438)	(18)
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	428	5.00	06/20/15	(38)	(43)	(5)
Federative Republic of Brazil	Morgan Stanley	3,201	1.00	09/20/15	53	58	5

					(654)	(670)	(16)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occuring in the underlying issuer or reference entity.
At June 30, 2010, liquid assets totaling $362, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2010.
Interest Rate Swaps

					Upfront
					Payments
		Notional	Fixed	Expiration	Made/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)

Fixed DI 01/02/12, the Fund receives fixed 12.01%, pays CETIP Interbank Dep Rate (Brazil)	Barclays Bank PLC	2,016	12.01	01/02/12	—	7

						7

Forward Foreign Currency Contracts
At June 30, 2010, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount in	Contract		Unrealized
	Delivery	Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Short:
Australian Dollar	07/01/10	635	531	535	(4)
Australian Dollar	07/01/10	250	212	211	1
Australian Dollar	07/01/10	1,584	1,312	1,333	(21)
Australian Dollar	07/01/10	157	130	132	(2)
Australian Dollar	07/01/10	1,110	947	934	13
Australian Dollar	07/01/10	701	609	590	19
Australian Dollar	07/16/10	1,079	930	906	24
Australian Dollar	08/13/10	2,613	2,259	2,187	72
Australian Dollar	08/13/10	1,811	1,566	1,516	50
Brazilian Real	07/02/10	1,968	1,060	1,091	(31)
Brazilian Real	07/02/10	3,477	1,875	1,927	(52)

		Contract
		Amount in	Contract		Unrealized
	Delivery	Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Brazilian Real	07/02/10	343	185	190	(5)
Brazilian Real	08/03/10	5,780	3,213	3,184	29
British Pound	07/21/10	322	491	481	10
Canadian Dollar	07/20/10	248	244	233	11
Colombian Peso	07/01/10	1,046,070	531	551	(20)
Colombian Peso	07/01/10	1,847,013	939	973	(34)
Colombian Peso	07/01/10	2,952,932	1,502	1,556	(54)
Colombian Peso	07/01/10	545,702	281	288	(7)
Colombian Peso	07/09/10	2,889,523	1,469	1,523	(54)
Colombian Peso	08/13/10	6,391,717	3,372	3,367	5
Euro	07/01/10	429	531	525	6
Euro	07/01/10	794	983	971	12
Euro	07/01/10	3,088	3,826	3,776	50
Euro	07/01/10	7,720	9,441	9,439	2
Euro	07/01/10	2,303	2,813	2,816	(3)
Euro	07/01/10	924	1,110	1,130	(20)
Euro	08/13/10	10,453	12,844	12,783	61
Euro	08/13/10	4,012	4,943	4,907	36
Euro	08/13/10	714	879	874	5

Total Short Contracts			$61,028	$60,929	$99

Long:
Australian Dollar	07/01/10	2,626	2,282	2,210	(72)
Australian Dollar	07/01/10	1,811	1,574	1,524	(50)
Brazilian Real	07/02/10	5,788	3,241	3,208	(33)
British Pound	07/21/10	160	244	239	(5)
British Pound	07/21/10	162	249	242	(7)
Canadian Dollar	07/20/10	248	248	233	(15)
Colombian Peso	07/01/10	6,391,717	3,377	3,368	(9)
Euro	07/01/10	4,012	4,941	4,906	(35)
Euro	07/01/10	10,453	12,841	12,781	(60)
Euro	07/01/10	794	977	971	(6)

Total Long Contracts			$29,974	$29,682	$(292)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (0.9%)
Auto Manufacturers (0.2%)
Ford Motor Co., 3.331%, 12/15/13(a)(b)	3,299	3,114

Diversified Financial Services (0.6%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(b)(c)(d)(e)	11,809	10,156

Telecommunications Services (0.1%)
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	1,000	1,072

Total Bank Loans		14,342

Corporate Bonds (93.5%)
Advertising (0.4%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,510	1,548
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,900	1,947
Lamar Media Corp., 7.875%, 04/15/18, Callable 04/15/14 @ 103.94(a)	2,175	2,170

		5,665

Aerospace/Defense (0.9%)
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(a)	5,500	5,582
Spirit Aerosystems, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75	1,850	1,813
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	2,770	2,645
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31(a)	4,225	4,310

		14,350

Airlines (1.1%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(a)	6,735	7,072
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)	8,110	8,658
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	1,791	1,773

		17,503

Auto Parts & Equipment (1.9%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	2,060	2,245
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(a)	3,400	3,502
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(a)	4,990	5,028

	Shares or
	Principal
	Amount($)	Value($)
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	5,625	6,117
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	1,280	1,283
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	1,280	1,283
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	4,350	4,415
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(a)	5,790	5,964

		29,837

Building (0.4%)
KB Home, 9.100%, 09/15/17	3,180	3,124
Standard Pacific Corp., 8.375%, 05/15/18	3,705	3,520

		6,644

Building Materials (0.7%)
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/10 @ 101.81	3,040	2,941
USG Corp., 9.750%, 08/01/14(a)	5,845	6,079
USG Corp., 7.750%, 01/15/18(f)	1,715	1,698

		10,718

Chemicals (1.9%)
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	3,065	3,132
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(a)(g)	4,210	4,273
Huntsman International LLC, 5.500%, 06/30/16(a)	2,505	2,192
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	3,475	3,466
Lyondell Chemical Co., 11.000%, 05/01/18, Callable 05/01/13 @ 100	2,800	3,003
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	2,845	2,817
Phibro Animal Health Corp., 9.250%, 07/01/18, Callable 07/01/14 @ 104.63(a)(h)	3,215	3,199
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(c)	2,220	1,954
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	2,660	2,766
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	3,025	3,017

		29,819

Coal (0.5%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(a)	3,225	3,362
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	2,065	2,065
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	2,635	2,589

		8,016

Commercial Services (4.9%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81(a)	4,155	4,197
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	3,095	2,971
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 08/13/10 @ 102.38	663	680
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(a)(h)	4,465	4,476
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(a)	6,145	5,254
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/11 @ 102.22	14,065	14,241
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25(g)	800	830
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(a)	2,075	2,013
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	1,650	1,072
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(a)	2,625	2,664
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(a)	557	574
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	7,210	7,148
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)(g)	9,650	9,626
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(a)	2,895	3,105
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	15,825	15,944

		74,795

Computers (0.1%)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(a)	1,610	1,530

	Shares or
	Principal
	Amount($)	Value($)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(a)	550	627

		2,157

Consumer Staples (2.1%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31	3,055	3,315
Dean Foods Co., 7.000%, 06/01/16	5,830	5,451
Jarden Corp., 7.500%, 01/15/20, Callable 01/15/15 @ 103.75	4,450	4,350
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	2,005	2,022
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(a)	6,795	6,965
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	4,790	4,778
SUPERVALU, Inc., 8.000%, 05/01/16	6,115	6,054

		32,935

Diversified Financial Services (15.6%)
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	7,923	7,170
American General Finance Corp., Ser H, MTN, 5.750%, 09/15/16	2,925	2,252
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	6,925	5,384
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	12,275	9,774
Bank of America Corp., Ser K, 8.000%(i)	15,830	15,291
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a)	3,800	3,667
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(g)	5,995	5,740
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102(g)	4,460	4,204
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102(g)	7,850	7,242
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	13,910	12,693
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	9,660	8,694
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(b)	9,980	9,720
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(a)	1,532	1,547
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	7,355	8,495
Ford Motor Credit Co. LLC, 8.700%, 10/01/14(j)	17,500	18,238
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,800	1,837
GMAC, Inc., 8.300%, 02/12/15(a)	3,100	3,139
GMAC, Inc., 8.000%, 03/15/20(a)	4,770	4,663
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
GMAC, Inc., 8.000%, 11/01/31	30,535	28,169
GMAC, Inc., Ser 8, 6.750%, 12/01/14	6,345	6,139
Icahn Enterprises LP, 8.000%, 01/15/18, Callable 01/15/14 @ 104(a)(g)	15,155	14,700
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	2,390	1,533
International Lease Finance Corp., 8.625%, 09/15/15(a)	5,765	5,462
International Lease Finance Corp., 8.750%, 03/15/17(a)	5,585	5,292
LBI Escrow Corp., 8.000%, 11/01/17, Callable 05/01/13 @ 106(a)	7,600	7,828
MBIA, Inc., 5.700%, 12/01/34	3,225	1,556
New Communications Holdings, Inc., 7.875%, 04/15/15(a)	2,000	2,015
New Communications Holdings, Inc., 8.250%, 04/15/17(a)	6,615	6,640
New Communications Holdings, Inc., 8.500%, 04/15/20(a)	6,590	6,606
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	7,500	7,575
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(a)	4,000	3,785
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	9,350	9,502
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(a)	4,455	4,366

		240,918

Diversified Minerals (0.9%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(a)	4,525	4,401
FMG Finance Property Ltd., 10.000%, 09/01/13(a)	5,125	5,381
FMG Finance Property Ltd., 10.625%, 09/01/16(a)	3,015	3,317
Teck Cominco Ltd., 6.125%, 10/01/35	920	915

		14,014

Diversified Operations (2.0%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	3,935	3,925
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94(a)	857	866
Leucadia National Corp., 8.125%, 09/15/15	6,500	6,662
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	7,375	7,117

	Shares or
	Principal
	Amount($)	Value($)
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a)	12,390	12,018

		30,588

Electric (4.5%)
AES Corp. (The), 7.750%, 10/15/15	485	491
AES Corp. (The), 9.750%, 04/15/16	2,750	2,956
AES Corp. (The), 8.000%, 10/15/17	5,955	6,015
AES Ironwood LLC, 8.857%, 11/30/25	3,430	3,276
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	215	223
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(a)	885	905
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(a)	1,665	1,598
Edison Mission Energy, 7.500%, 06/15/13(g)	6,087	5,235
Edison Mission Energy, 7.000%, 05/15/17	4,335	2,774
Edison Mission Energy, 7.200%, 05/15/19	8,130	5,000
Edison Mission Energy., 7.750%, 06/15/16	205	142
Elwood Energy LLC, 8.159%, 07/05/26	2,614	2,470
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(a)(g)	5,515	5,487
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	2,580	2,625
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	4,346
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,612
NRG Energy, Inc., 7.250%, 02/01/14, Callable 08/13/10 @ 103.63	45	46
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	11,700	11,890
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25(g)	2,482	2,507
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	5,060	5,140
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(a)	3,615	3,416

		69,154

Electronics (0.6%)
Allbritton Communication Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104(a)	4,070	4,029
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	3,668
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,410	1,523

		9,220

Entertainment (1.6%)
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	610	613
MGM Resorts International, 10.375%, 05/15/14(g)	4,360	4,741
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Penn National Gaming, Inc., 6.750%, 03/01/15, Callable 08/13/10 @ 103.38	1,375	1,372
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	3,000	3,083
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(a)	3,780	3,501
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	5,130	5,245
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	2,395	2,515
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(f)(g)	3,930	3,910

		24,980

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(a)	260	281

Forest Products & Paper (1.1%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(a)	3,200	3,296
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(g)	11,520	10,454
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(a)(g)	3,000	3,233

		16,983

Health Care (5.5%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28(a)	1,720	1,686
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(a)	5,925	6,310
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,760	2,815
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	6,480	6,966
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(j)	15,505	15,990
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	1,445	1,449
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75(a)	3,700	3,594
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	5,778	6,045
HCA, Inc., 7.250%, 09/15/20, Callable 03/15/15 @ 103.63	7,740	7,779

	Shares or
	Principal
	Amount($)	Value($)
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	4,675	4,570
Mylan, Inc., 7.625%, 07/15/17, Callable 07/15/15 @ 101.91(a)	2,210	2,254
Mylan, Inc., 7.875%, 07/15/20, Callable 07/15/15 @ 103.94(a)	4,195	4,279
Omnicare, Inc., 6.125%, 06/01/13, Callable 08/16/10 @ 101.02	855	846
Patheon, Inc., 8.625%, 04/15/17, Callable 04/15/13 @ 106.47(a)	3,005	2,982
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(a)	5,225	5,538
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	3,420	3,514
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	8,615	8,486

		85,103

Industrials (0.2%)
Mohawk Industries, Inc., 6.875%, 01/15/16(b)(f)(g)	3,605	3,668

Information Technology (0.6%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(a)(g)	9,185	9,369

Insurance (3.1%)
American General Institutional Capital, Ser B, 8.125%, 03/15/46(a)	2,750	2,379
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(b)	8,925	7,051
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	5,325	5,352
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88	3,075	3,152
Fairfax Financial Holdings, 7.375%, 04/15/18	274	278
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	5,480	3,740
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(b)	5,177	4,698
ING Capital Funding Trust III, 8.439%(i)	4,815	4,189
ING Groep NV, 5.775%(i)	4,830	3,405
Liberty Mutual Group, 7.800%, 03/15/37(a)	2,900	2,378
Liberty Mutual Group, 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	2,740	2,959
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	2,730	2,143
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	2,535	2,110
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	2,155	1,616
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
White Mountain Re Group, 7.506%, 05/29/49(a)(b)	3,100	2,492

		47,942

Lodging (1.8%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	6,405	6,709
Boyd Gaming Corp., 7.125%, 02/01/16, Callable 02/01/11 @ 103.56(g)	2,555	2,101
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	1,230	1,295
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(a)(g)	1,910	1,984
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(a)(g)	3,975	4,084
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	3,070	3,078
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(a)(g)	3,300	3,341
Wynn Las Vegas LLC, 7.875%, 05/01/20, Callable 05/01/15 @ 103.94(a)(g)	4,330	4,352

		26,944

Machinery Diversified (1.7%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(a)	2,220	2,201
Case New Holland, Inc., 7.750%, 09/01/13	1,100	1,125
Case New Holland, Inc., 7.875%, 12/01/17(a)	7,650	7,707
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,700	1,704
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(a)	1,900	2,007
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75(g)	5,415	5,415
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	5,705	6,147
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	220	203

		26,509

Media (4.7%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(a)	975	948
Cablevision Systems Corp., 7.750%, 04/15/18	1,800	1,800
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(a)	5,090	5,115
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(a)(g)	2,190	2,239

	Shares or
	Principal
	Amount($)	Value($)
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(a)	2,200	2,189
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(a)	9,750	9,799
DISH DBS Corp., 7.875%, 09/01/19	6,715	6,984
EchoStar DBS Corp., 6.375%, 10/01/11	441	455
EchoStar DBS Corp., 7.750%, 05/31/15	3,430	3,533
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)(h)	2,575	2,575
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88(a)(g)	2,045	2,076
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,300	1,241
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	7,645	7,377
Nexstar Broadcasting Group, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44(a)	1,975	1,985
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,095	3,033
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	705	691
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	3,042	3,133
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	7,490	7,565
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	3,130	3,326
Sun Media Corp., 7.625%, 02/15/13, Calllable 2/15/11 @ 100	473	473
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(a)	1,870	2,006
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600	3,618

		72,161

Metals (0.1%)
Bway Holding Co., 10.000%, 06/15/18, Callable 06/15/14 @ 105(a)	911	950

Miscellaneous Manufacturer (0.1%)
Bombardier, Inc., 7.750%, 03/15/20(a)	1,765	1,831

Oil & Gas (9.7%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(a)	3,945	3,955
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(a)	6,570	6,570
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(a)	3,425	3,425
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	5,000	5,331
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335	3,102
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	5,465	5,793
Chesapeake Energy Corp., 7.625%, 07/15/13	3,105	3,260
Chesapeake Energy Corp., 9.500%, 02/15/15	3,090	3,414
Chesapeake Energy Corp., 6.375%, 06/15/15, Callable 12/15/10 @ 102.125	2,760	2,850
Chesapeake Energy Corp., 6.500%, 08/15/17	1,295	1,277
Chesapeake Energy Corp., 7.250%, 12/15/18	8,605	8,885
Chesapeake Energy Corp., 6.875%, 11/15/20	1,530	1,543
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 08/09/10 @ 103.75	3,755	3,577
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	393
Citgo Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	6,565	6,516
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	4,855	4,806
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	3,015	2,940
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	930	986
Frontier Oil Corp., 8.500%, 09/15/16, Callable 09/15/12 @ 104.25	595	602
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	4,285	4,542
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(a)	6,975	7,141
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(a)	9,745	9,891
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	3,505	3,540
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	2,665	2,838
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	2,685	2,799

	Shares or
	Principal
	Amount($)	Value($)
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94	3,955	3,965
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(a)	4,470	4,381
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,454
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095	2,121
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,390	1,402
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,125
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	3,895	3,671
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845	1,660
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785	2,319
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	68
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(a)	8,825	8,384
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	2,560	2,400
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88(g)	2,595	2,692
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(a)	2,550	2,588
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	1,490	1,341
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	8,290	7,544

		149,091

Packaging & Containers (0.4%)
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175	2,273
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010	2,231
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(a)	1,320	1,416

		5,920

Pharmaceuticals (1.1%)
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(a)	1,715	1,698
BioScrip, Inc., 10.250%, 10/01/15, Callable 04/01/13 @ 105.13(a)	2,200	2,178
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88(a)	3,145	3,114
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	6,780	6,610
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	3,615	3,199

		16,799

Pipelines (4.6%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,054
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88	1,450	1,370
Dynegy Holdings, Inc., 7.500%, 06/01/15(j)	10,030	7,936
Dynegy Holdings, Inc., 7.750%, 06/01/19(j)	19,665	13,594
El Paso Corp., 7.000%, 06/15/17	1,540	1,531
El Paso Corp., 7.250%, 06/01/18	3,125	3,133
El Paso Corp., MTN, 8.250%, 02/15/16	7,215	7,558
El Paso Corp., Ser G, MTN, 8.050%, 10/15/30	1,215	1,201
El Paso Corp., Ser G, MTN, 7.800%, 08/01/31	1,575	1,557
El Paso Corp., Ser G, MTN, 7.750%, 01/15/32	12,340	12,195
Knight, Inc., 6.500%, 09/01/12	125	129
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	10,690	10,797
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(a)	3,290	3,487
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13	4,790	4,706

		71,248

Real Estate Investment Trusts (0.9%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(a)	3,080	3,157
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(g)	2,010	2,151
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	1,950	1,964
Reckson Operating Partnership LP, 7.750%, 03/15/20(a)	6,005	5,887

		13,159

Retail (2.4%)
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(a)	2,095	2,184
Limited Brands, Inc., 7.000%, 05/01/20	2,520	2,539
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	2,870	2,884

	Shares or
	Principal
	Amount($)	Value($)
Macy’s Retail Holdings, Inc., 8.998%, 07/15/15	7,000	7,717
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,580	5,594
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	1,600	1,572
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(a)	6,540	7,145
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(a)	6,265	6,422

		36,057

Semiconductors (0.8%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(a)	2,450	2,438
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(a)	9,835	9,712

		12,150

Telecommunication Services (12.7%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	6,800	6,774
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	3,340	3,123
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	1,535	1,566
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	9,110	9,793
Frontier Communications Corp., 8.250%, 05/01/14	900	934
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(a)	9,000	9,180
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	572	583
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(a)	7,535	7,987
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	2,875	2,911
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @ 103.69(a)	1,780	1,820
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	3,400	3,328
Intelsat Corp., 9.250%, 08/15/14, Callable 08/15/10 @ 103.13	1,000	1,023
Intelsat Jackson Holdings Ltd., 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(a)	3,030	3,060
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/11 @ 100	2,855	2,876
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Intelsat Subsidiary Holding Co. Ltd., Ser B, 8.875%, 01/15/15, Callable 08/13/10 @ 104.44(a)	1,500	1,517
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	9,720	8,821
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(a)(g)	9,210	8,151
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	1,985	2,045
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 100.92	3,395	3,225
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	11,855	11,485
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	3,825	3,863
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	4,880	4,880
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(a)	130	130
Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,339	1,239
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(a)	3,080	3,165
Qwest Communications International, Inc., 7.125%, 04/01/18, Callable 04/01/13 @ 103.56(a)	7,500	7,481
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	4,315	3,959
Sable International Finance Ltd., 7.750%, 02/15/17, Callable 02/15/14 @ 103.88(a)	2,975	2,990
Sprint Capital Corp., 8.375%, 03/15/12	4,095	4,295
Sprint Capital Corp., 6.875%, 11/15/28	915	759
Sprint Capital Corp., 8.750%, 03/15/32	6,685	6,384
Sprint Nextel Corp., 6.000%, 12/01/16	1,050	942
Sprint Nextel Corp., 8.375%, 08/15/17	3,500	3,500
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	11,415	11,615
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	4,550	4,709
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	1,320	1,336
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	4,290	4,531
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(a)	9,550	9,884
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)(j)	15,150	15,529

	Shares or
	Principal
	Amount($)	Value($)
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)(g)	7,205	6,557
Windstream Corp., 7.875%, 11/01/17	7,000	6,834

		194,784

Transportation (1.9%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	1,870	1,786
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(a)	4,345	4,432
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(a)	4,380	4,336
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	3,915	3,846
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	6,647	6,963
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	3,900	4,485
Teekay Corp., 8.500%, 01/15/20	2,570	2,557

		28,405

Total Corporate Bonds		1,440,667

Convertible Corporate Bonds (0.7%)
Diversified Financial Services (0.7%)
AmeriCredit Corp., 0.750%, 09/15/11	6,265	5,826
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	4,500	4,219
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Total Convertible Corporate Bonds		10,045

Preferred Stock (0.3%)
Financials (0.3%)
Citigroup Capital XII, 8.500%, Callable 03/30/15 @ 25	163,060	4,075

Total Preferred Stock		4,075

Units (0.2%)
Commercial Services (0.1%)
Alion Science & Technology Corp.(a)(k)	1,395	1,400

Information Technology (0.1%)
Stratus Technologies, Inc.(a)(l)	2,505	2,182

Total Units		3,582

Short-Term Investment (5.8%)
RidgeWorth Funds Securities Lending Joint Account(m)(n)	89,722	89,722

Total Short-Term Investment		89,722

Money Market Fund (3.5%)
RidgeWorth Institutional Cash Management Money Market Fund(n)	53,848,492	53,848

Total Money Market Fund		53,848

Total Investments (Cost $1,570,684)(o) — 104.9%		1,616,281
Liabilities in excess of other assets — (4.9)%		(75,840)

Net Assets — 100.0%		$1,540,441

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 39.5% of net assets as of June 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

					Percentage of Net
Issue Description	Acquisition Date	Cost ($)	Principal ($)	Value($)	Assets(%)
East Valley Tourist Development Authority	08/06/07	11,693	11,809	10,156	0.66
Local Insight Regatta Holdings, Inc.	12/19/08	1,650	1,650	1,072	0.07
Reichhold Industries, Inc.	08/10/06	2,195	2,220	1,954	0.13

(d)	Security in default.

(e)	Issuer has filed for bankruptcy.

(f)	Step bond. The rate shown is the rate in effect as of June 30, 2010.

(g)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $87,539.

(h)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(i)	Perpetual maturity.

(j)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(k)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes of due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(l)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(n)	Affiliated investment.

(o)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note

PIK	Payment in-kind
As of June 30, 2010, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Calpine Corp.	5,000	(671)

		(671)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (1.0%)
Banks (1.0%)
Toronto-Dominion Bank NY, 0.298%, 07/13/10(a)	5,050	5,050

Total Certificates of Deposit		5,050

Asset-Backed Securities (7.3%)
Automobiles (3.2%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3, 2.910%, 03/15/12	3,900	3,949
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	1,395	1,414
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	4,485	4,484
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	1,880	1,909
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 05/20/13	2,170	2,176
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	2,275	2,300

		16,232

Credit Card (4.1%)
American Express Issuance Trust, Ser 2007-1, Cl A, 0.550%, 09/15/11(a)	4,505	4,507
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.420%, 12/15/14(a)	5,825	5,804
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	4,050	4,184
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	6,230	6,304

		20,799

Total Asset-Backed Securities		37,031

Collateralized Mortgage Obligations (13.3%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 3.113%, 05/25/35(a)	1,640	1,336
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.923%, 08/25/35(a)	1,924	1,715
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 5.250%, 01/25/21	3,473	3,255
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,660	2,716
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	1,998	1,995
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	4,336	4,519
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	4,491	4,710
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	3,375	3,440

	Shares or
	Principal
	Amount($)	Value($)
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	1,035	1,034
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Ser 2005-1, Cl 2A1, 5.590%, 02/25/20(a)	2,890	2,770
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	3,381	3,418
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	2,236	2,399
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	3,618	3,805
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.983%, 08/25/34(a)	1,625	1,627
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Cl A3, 4.641%, 03/10/40	1,700	1,751
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	2,834	2,863
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	1,961	1,983
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,544	1,575
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	1,708	1,723
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A2, 4.201%, 12/15/29	4,022	4,075
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	777	781
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19(c)	3,011	3,044
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.830%, 04/25/34(a)	993	976
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	55	55
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	2,055	2,107
Salomon Brothers Mortgage Securities VII, Inc., Ser 1999-C1, Cl E, 6.949%, 05/18/32(a)	1,887	1,891
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	682	695
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	1,525	1,569
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	763	763
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 4.420%, 04/25/36(a)	1,622	1,547
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.217%, 04/25/36(a)	2,301	1,988

Total Collateralized Mortgage Obligations		68,125

Corporate Bonds (47.7%)
Auto Parts & Equipment (0.4%)
Hyundai Motor Manufacturing Alabama LLC, 4.500%, 04/15/15(b)	885	878
Johnson Controls, Inc., 5.250%, 01/15/11(d)	1,100	1,117

		1,995

Banks (13.3%)
Bank of America Corp., 4.500%, 04/01/15	1,380	1,395
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	3,620	3,781
Bank of Montreal, 2.125%, 06/28/13	2,710	2,733
Bank of New York Mellon (The), 4.300%, 05/15/14	1,610	1,729
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	3,675	4,052
Bank of Nova Scotia, 2.250%, 01/22/13	2,410	2,444
Bank of Nova Scotia, 2.375%, 12/17/13	1,815	1,849
Barclays Bank PLC, 2.500%, 01/23/13	4,580	4,561
Barclays Bank PLC, 5.200%, 07/10/14	855	902
BB&T Corp., 3.850%, 07/27/12, MTN	4,365	4,550
Capital One Financial Corp., 5.700%, 09/15/11, MTN	2,290	2,382
Citibank NA, 1.375%, 08/10/11	5,985	6,042
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	1,035	1,049
Deutsche Bank AG, 4.875%, 05/20/13(c)	4,620	4,933
European Investment Bank, 1.875%, 06/17/13	2,400	2,424
National City Bank, 6.200%, 12/15/11	4,387	4,644
PNC Funding Corp., 1.875%, 06/22/11	2,750	2,785
PNC Funding Corp., 5.400%, 06/10/14	990	1,084
Santander US Debt SA Unipersonal, 2.485%, 01/18/13(b)	2,915	2,824
Wachovia Corp., 5.300%, 10/15/11	3,440	3,600
Wachovia Corp., Ser G, 5.500%, 05/01/13, MTN	2,900	3,148
Wells Fargo & Co., 3.000%, 12/09/11(c)	4,600	4,755

		67,666

Beverages (0.6%)
Anheuser-Busch InBev NV, 3.625%, 04/15/15(b)	2,090	2,139

	Shares or
	Principal
	Amount($)	Value($)
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,145	1,158

		3,297

Building Materials (0.4%)
CRH America, Inc., 6.950%, 03/15/12	1,635	1,771

Chemicals (0.8%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,195	1,261
Mosaic Co. (The), 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(b)	1,135	1,188
Potash Corp. of Saskatchewan, Inc., 4.875%, 03/01/13	1,550	1,667

		4,116

Consumer Staples (1.2%)
Kellogg Co., Ser B, 6.600%, 04/01/11	2,650	2,762
Kraft Foods, Inc., 5.625%, 11/01/11	1,080	1,136
Yum! Brands, Inc., 8.875%, 04/15/11	2,175	2,298

		6,196

Diversified Financial Services (17.0%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	2,490	2,730
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	2,235	2,445
American Honda Finance Corp., 4.625%, 04/02/13, MTN(b)	2,000	2,142
BlackRock, Inc., 2.250%, 12/10/12	2,280	2,327
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	3,130	3,364
Caterpillar Financial Services Corp., 6.125%, 02/17/14	2,600	2,943
Citigroup, Inc., 5.500%, 04/11/13	1,520	1,580
CME Group, Inc., 5.750%, 02/15/14	4,130	4,594
Credit Suisse (USA), Inc., 5.125%, 01/15/14	3,250	3,497
General Electric Capital Corp., 2.800%, 01/08/13, MTN	2,325	2,351
General Electric Capital Corp., 4.800%, 05/01/13	5,700	6,077
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	3,250	3,288
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	1,730	1,811
JPMorgan Chase & Co., 2.200%, 06/15/12	4,900	5,035
JPMorgan Chase & Co., 5.750%, 01/02/13	6,375	6,856
KfW, 1.250%, 06/15/12	4,705	4,712
MetLife Global Funding I, 5.125%, 04/10/13(b)	3,000	3,245
Morgan Stanley, 3.250%, 12/01/11	6,000	6,217
Morgan Stanley, 5.300%, 03/01/13	1,830	1,903
NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	810	824
Province of Ontario, 1.875%, 11/19/12	4,675	4,730
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	1,660	1,757
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,965	2,383
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	1,115	1,157
Westpac Banking Corp., 2.250%, 11/19/12	1,455	1,467
Westpac Banking Corp., 4.200%, 02/27/15	5,355	5,574
Woodside Finance Ltd., 4.500%, 11/10/14(b)	1,800	1,836

		86,845

Electric (0.8%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,260
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,550	1,690

		3,950

Industrials (0.9%)
Dover Corp., 6.500%, 02/15/11	3,385	3,501
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,223

		4,724

Information Technology (0.3%)
Hewlett-Packard Co., 5.250%, 03/01/12	1,495	1,600

Insurance (1.9%)
Berkshire Hathaway, Inc., Ser 0001, 2.125%, 02/11/13	6,740	6,882
Lincoln National Corp., 4.300%, 06/15/15	710	722
New York Life Global Funding, 4.650%, 05/09/13(b)	1,710	1,834

		9,438

Media (1.9%)
Comcast Corp., 5.300%, 01/15/14	2,140	2,349
Cox Communications, Inc., 7.750%, 11/01/10	1,495	1,525
News America Holdings, Inc., 9.250%, 02/01/13	1,770	2,084
Time Warner, Inc., 6.875%, 05/01/12	1,550	1,689
Time Warner, Inc., 5.400%, 07/02/12	2,090	2,232

		9,879

Metals (0.4%)
ArcelorMittal, 5.375%, 06/01/13	1,950	2,051

Oil & Gas (1.6%)
Apache Corp., 6.250%, 04/15/12	1,380	1,490
Devon Energy Corp., 5.625%, 01/15/14	1,500	1,665
Devon Financing Corp. ULC, 6.875%, 09/30/11	195	208
Total Capital SA, 3.000%, 06/24/15	2,705	2,732
XTO Energy, Inc., 5.000%, 08/01/10	2,170	2,176

		8,271

Pharmaceuticals (1.5%)
Express Scripts, Inc., 6.250%, 06/15/14	2,139	2,422
Novartis Capital Corp., 1.900%, 04/24/13	1,025	1,040
Pfizer, Inc., 4.450%, 03/15/12	4,170	4,399

		7,861

Pipelines (2.1%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	2,140	2,223

	Shares or
	Principal
	Amount($)	Value($)
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,415
Energy Transfer Partners LP, 5.650%, 08/01/12	1,565	1,659
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640	1,763
ONEOK Partners LP, 7.100%, 03/15/11	944	979
Plains All America Pipeline LP, 4.250%, 09/01/12	2,175	2,272
Williams Partners LP, 3.800%, 02/15/15(b)	550	554

		10,865

Retail (0.2%)
CVS Caremark Corp., 2.037%, 09/10/10(a)(d)	825	827

Telecommunication Services (2.0%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	4,020	4,498
Rogers Wireless, Inc., 9.625%, 05/01/11	1,748	1,866
Telefonica Emisiones S.A.U, 5.855%, 02/04/13	2,105	2,264
Telefonica Emisiones S.A.U., 2.582%, 04/26/13	1,355	1,346

		9,974

Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	1,953

Total Corporate Bonds		243,279

Municipal Bond (1.0%)
New Jersey (1.0%)
New Jersey Economic Development Authority, RB, 1.480%, 06/15/13(a)	4,930	4,923

Total Municipal Bond		4,923

U.S. Government Agencies (5.2%)
Federal Home Loan Mortgage Corporation (2.8%)
2.250%, 08/24/12, Callable 08/24/10 @ 100	2,750	2,758
2.350%, 08/27/12, Callable 08/27/10 @ 100	5,975	5,993
1.700%, 12/17/12, Callable 12/17/10 @ 100	5,625	5,652

		14,403

Federal National Mortgage Association (2.4%)
3.375%, 05/19/11	3,460	3,551
2.000%, 09/28/12, Callable 09/28/10 @ 100	6,300	6,321
3.000%, 09/29/14, Callable 09/29/11 @ 100	2,250	2,303

		12,175

Total U.S. Government Agency		26,578

U.S. Government Agency Mortgages (9.0%)
Federal Home Loan Mortgage Corporation (1.4%)
5.591%, 01/25/12(a)	824	857
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
4.500%, 08/15/19	49	52
2.771%, 04/01/34(a)	641	668
6.121%, 09/01/36(a)	1,430	1,515
5.510%, 04/01/37(a)	3,781	4,059

		7,151

Federal National Mortgage Association (7.6%)
5.620%, 02/01/12	3,995	4,198
4.826%, 01/01/13	1,231	1,312
4.927%, 02/01/13	2,563	2,724
5.100%, 02/01/13	7,115	7,688
4.498%, 08/01/13	2,647	2,798
4.972%, 10/01/13	4,405	4,710
5.392%, 09/01/14	3,510	3,838
5.970%, 08/01/16	4,865	5,553
6.000%, 12/25/30(c)	2,610	2,674
2.687%, 10/01/33(a)	420	437
2.803%, 05/01/35(a)	2,923	3,066

		38,998

Total U.S. Government Agency Mortgages		46,149

U.S. Treasury Obligations (10.7%)
U.S. Treasury Notes (10.7%)
1.500%, 10/31/10	11,916	11,967
1.750%, 11/15/11	22,000	22,389
1.000%, 04/30/12	7,790	7,849
1.750%, 08/15/12	6,650	6,804
1.125%, 06/15/13	530	532
2.500%, 04/30/15	4,980	5,157

Total U.S. Treasury Obligations		54,698

Short-Term Investment (0.4%)
RidgeWorth Funds Securities Lending Joint Account(e)(f)	1,940	1,940

Total Short-Term Investment		1,940

Money Market Funds (4.1%)
Federated Government Obligations Money Market Fund	8,323,013	8,323
RidgeWorth Institutional Cash Management Money Market Fund(e)	12,849,966	12,850

Total Money Market Funds		21,173

Total Investments (Cost $500,443)(g) — 99.7%		508,946
Other assets in excess of liabilities — 0.3%		1,428

Net Assets — 100.0%		$510,374

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.1% of net assets as of June 30, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $1,914.

(e)	Affiliated investment.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note

NY	New York Shares

RB	Revenue Bond

ULC	Unlimited Liability Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (95.8%)
U.S. Treasury Notes (95.8%)
4.500%, 11/15/10	4,000	4,064
0.875%, 04/30/11	3,330	3,345
1.750%, 11/15/11	5,450	5,546
4.625%, 02/29/12	7,000	7,476
1.000%, 04/30/12	3,000	3,023
1.750%, 08/15/12	4,000	4,093
4.125%, 08/31/12	2,000	2,151
1.375%, 01/15/13	3,450	3,496
3.125%, 04/30/13	3,000	3,189
2.000%, 11/30/13	1,025	1,052
1.875%, 04/30/14	1,275	1,298
2.375%, 02/28/15	1,000	1,031

Total U.S. Treasury Obligations		39,764

Money Market Fund (3.5%)
Federated U.S. Treasury Cash Reserves Fund	1,472,248	1,472

Total Money Market Fund		1,472

Total Investments (Cost $40,362)(a) — 99.3%		41,236
Other assets in excess of liabilities — 0.7%		290

Net Assets — 100.0%		$41,526

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.8%)
Home Equity (0.8%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	727	715
Household Home Equity Loan Trust, Ser 2005-1, Cl M, 0.870%, 01/20/34(a)	1,635	1,411
Newcastle Investment Trust, Ser 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,160	4,120

Total Asset-Backed Securities		6,246

Collateralized Mortgage Obligations (11.7%)
Asset Securitization Corp., Ser 1997-D5, Cl A4, 7.164%, 02/14/43(a)	4,532	4,879
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Cl A3B, 5.090%, 07/10/43(a)	3,902	4,035
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.350%, 11/10/15(a)	4,446	4,760
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	4,070	4,240
CS First Boston Mortgage Securities Corp., Ser 2005-C6, Cl AM, 5.230%, 12/15/40(a)	2,765	2,633
Federal Home Loan Mortgage Corporation, Ser 2708, Cl ZD, 5.500%, 11/15/33	775	853
Federal Home Loan Mortgage Corporation, Ser 3347, Cl AK, 5.000%, 07/15/37	3,912	4,288
Federal Home Loan Mortgage Corporation, Ser 3351, Cl ZC, 5.500%, 07/15/37	1,081	1,173
Federal National Mortgage Association, Ser 2010-M1, Cl A2, 4.450%, 09/25/19	7,465	7,844
FHLMC Multifamily Structured Pass Through, Ser K007, Cl A2, 4.224%, 03/25/20	9,519	9,863
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl AM, 5.277%, 04/10/37(a)	3,881	3,467
GS Mortgage Securities Corp. II, Ser 2005-GG4, Cl A4, 4.761%, 07/10/39	8,111	8,238
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-CB11, Cl A3, 5.197%, 04/12/12	1,603	1,647
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	1,885	1,750
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.470%, 11/15/30(a)	3,736	3,914
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl AM, 5.263%, 11/15/40(a)	2,563	2,365

	Shares or
	Principal
	Amount($)	Value($)
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 7.317%, 03/15/30(a)	1,180	1,328
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A, 4.646%, 07/15/20(b)(c)	4,616	4,708
RBSCF Trust, Ser 2009-RR2, Cl JPB, 5.336%, 12/16/16(a)(b)	6,805	6,074
RBSCF Trust, Ser 2010-RR3, Cl MS4A, 4.970%, 08/16/14(a)(b)	4,105	4,277
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	4,590	4,447
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.383%, 10/15/44(a)	3,142	3,052

Total Collateralized Mortgage Obligations		89,835

Bank Loans (1.2%)
Auto Manufacturers (0.1%)
Ford Motor Co., 3.331%, 12/15/13(a)(b)	415	392
Tenneco, Inc., 5.088%, 06/03/16(a)(b)(c)	125	124

		516

Chemicals (0.0%)
Celanese Holdings LLC, 2.042%, 04/02/14(a)(b)	130	123

Diversified Financial Services (0.2%)
American General Finance Corp., 7.250%, 04/20/15(a)(b)	405	394
First Data Corp., 3.097%, 09/24/14(a)(b)(c)	360	303
Harland Clarke Holdings Corp., 2.874%, 06/30/14(a)(b)(c)	230	197
Nielsen Finance LLC, 4.100%, 05/02/16(a)(b)	415	398
Nuveen Investments, Inc., 3.446%, 11/13/14(a)(b)(c)	235	195

		1,487

Electric (0.1%)
NRG Energy, Inc., 2.040%, 02/01/13(a)(b)(c)	165	157
NRG Energy, Inc., 2.283%, 02/01/13(a)(b)(c)	250	239
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
TXU Energy Co. LLC, 3.975%, 10/10/14(a)(b)	330	244

		640

Energy (0.0%)
New Development Holdings, Inc., 06/08/17(a)(b)(c)(d)	265	262

Entertainment (0.0%)
IMG Worldwide, Inc., 7.250%, 06/11/15(a)(c)(e)	210	204

Food (0.0%)
Dean Foods Co., 1.675%, 04/02/14(a)(b)(c)	360	334

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.537%, 12/20/12(a)(b)	415	400

Health Care (0.2%)
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)	169	159
Bausch & Lomb, Inc., 3.540%, 04/24/15(a)(b)	41	38
Biomet, Inc., 3.510%, 03/25/15(a)(b)	205	196
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)	409	381
Community Health Systems, Inc., 2.788%, 07/25/14(a)(b)	21	20
HCA, Inc., 2.033%, 11/17/12(a)(b)(c)	830	783
Warner Chilcott PLC, 5.500%, 10/14/14(a)(b)	177	177
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)	82	81
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)	136	136

		1,971

Media (0.2%)
Cablevision Systems Corp., 2.004%, 03/29/13(a)(b)(c)	405	392
Charter Communications Operating LLC, 2.350%, 03/06/14(a)(b)(c)	430	399
Gray Television, Inc., 3.804%, 12/31/14(a)(b)(c)	214	200
Umbrella Acquisition, Inc., 2.597%, 09/29/14(a)(b)(c)	229	190
Village Roadshow Ltd., 6.250%, 05/27/15(a)(c)(e)	205	201

		1,382

Oil & Gas (0.1%)
MEG Energy Corp., 6.000%, 04/03/16(a)(b)(c)	560	545

Retail (0.1%)
Dollar General Corp., 3.099%, 07/04/14(a)(b)(c)	415	393
Neiman Marcus Group, Inc., 2.468%, 04/06/13(a)(b)(c)	220	206

		599

Telecommunication Services (0.1%)
Asurion Corp., 3.361%, 07/03/14(a)(b)	209	198
Avaya, Inc., 3.260%, 12/10/14(a)(b)(c)	235	201

	Shares or
	Principal
	Amount($)	Value($)
Cincinnati Bell, Inc., 6.500%, 06/10/16(a)(b)(c)	289	280
Level 3 Communications, Inc., 2.548%, 03/13/14(a)(b)(c)	220	195

		874

Total Bank Loans		9,337

Corporate Bonds (29.8%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	160	164

Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	1,202	1,314
General Dynamics Corp., 5.250%, 02/01/14	870	976
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105(b)	135	137
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	40	38
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31(b)	110	112
United Technologies Corp., 6.125%, 02/01/19	2,336	2,786

		5,363

Airlines (0.1%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	240	252
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	105	112
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	41	41

		405

Auto Parts & Equipment (0.1%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	30	33
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(b)	35	36
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(b)	115	116
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	110	120
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	25	25
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	25	25
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	75	76
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	85	87

		518

Banks (1.8%)
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,570	1,700
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	701	755
Bank of Nova Scotia, 2.375%, 12/17/13	1,227	1,250
Bank of Nova Scotia, 3.400%, 01/22/15	1,465	1,513
Barclays Bank PLC, 2.500%, 01/23/13	1,317	1,312
Barrick International Bank Corp., 6.350%, 10/15/36(b)	875	929
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	2,673	2,708
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,502	1,516
Northern Trust Corp., 5.200%, 11/09/12	1,707	1,858

		13,541

Beverages (1.0%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12	1,909	1,960
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	1,114	1,465
Diageo Capital PLC, 5.200%, 01/30/13	806	877
PepsiCo, Inc., 7.900%, 11/01/18	1,169	1,511
SABMiller PLC, 6.200%, 07/01/11(b)	1,636	1,710

		7,523

Building (0.0%)
Standard Pacific Corp., 8.375%, 05/15/18	80	76

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	160	166
USG Corp., 7.750%, 01/15/18(f)	25	25

		191

Chemicals (0.3%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	775	814
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	60	61
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,296	1,421
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	50	51
Huntsman International LLC, 5.500%, 06/30/16(b)	45	39
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	45	44
Phibro Animal Health Corp., 9.250%, 07/01/18, Callable 07/01/14 @ 104.63(b)(c)	75	75
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	40	42

	Shares or
	Principal
	Amount($)	Value($)
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	70	70

		2,617

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	55	58
CONSOL Energy, Inc., 8.250%, 04/01/20, Callable 04/01/15 @ 104.13(b)	75	78
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	50	50
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	60	59

		245

Commercial Services (0.7%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81(b)	95	96
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	70	67
DynCorp International, Inc., 10.375%, 07/01/17, Callable 07/01/14 @ 105.19(b)(c)	115	115
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(b)	145	124
Hertz Corp., 8.875%, 01/01/14, Callable 09/03/10 @ 104.44	290	294
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(b)	45	44
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	40	41
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(b)	8	8
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	190	188
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a)(b)	225	224
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	50	54
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	355	358
Veolia Environnement, 6.000%, 06/01/18	1,496	1,650
Xerox Corp., 5.500%, 05/15/12	822	876
Xerox Corp., 6.350%, 05/15/18	1,221	1,362

		5,501

Computers (0.6%)
Hewlett-Packard Co., 4.500%, 03/01/13	694	749
IBM Corp., 7.625%, 10/15/18	3,056	3,929
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(b)	35	33
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	20	23

		4,734

Consumer Staples (0.6%)
Dean Foods Co., 7.000%, 06/01/16	140	131
Jarden Corp., 7.500%, 01/15/20, Callable 01/15/15 @ 103.75	100	98
Kellogg Co., 4.250%, 03/06/13	1,052	1,127
Kimberly-Clark Corp., 7.500%, 11/01/18	510	651
Kroger Co. (The), 7.500%, 01/15/14	663	775
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	120	123
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	80	80
SUPERVALU, Inc., 8.000%, 05/01/16	215	213
Walgreen Co., 4.875%, 08/01/13	976	1,073

		4,271

Diversified Financial Services (4.4%)
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	75	58
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	550	438
Bank of America Corp., Ser K, 8.000%(g)	395	382
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(b)	100	96
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102	245	235
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	65	61
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	285	263
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	195	178
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	310	279
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	240	234
CME Group, Inc., 5.400%, 08/01/13	1,350	1,489
CME Group, Inc., 5.750%, 02/15/14	1,187	1,320
CNG Holdings, Inc., 12.250%, 02/15/15, Callable 02/15/13 @ 106.12(b)	32	32
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,021	2,142
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,383
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	1,097
ERAC USA Finance Co., 5.250%, 10/01/20(b)(c)	1,408	1,423

	Shares or
	Principal
	Amount($)	Value($)
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	400	417
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	100	102
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	2,190
GMAC, Inc., 8.300%, 02/12/15(b)	80	81
GMAC, Inc., 8.000%, 03/15/20(b)	55	54
GMAC, Inc., 8.000%, 11/01/31	830	766
GMAC, Inc., Ser 8, 6.750%, 12/01/14	145	140
Icahn Enterprises LP, 8.000%, 01/15/18, Callable 01/15/14 @ 104(b)(h)	400	388
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	100	64
International Lease Finance Corp., 8.625%, 09/15/15(b)	160	152
International Lease Finance Corp., 8.750%, 03/15/17(b)	195	185
International Lease Finance Corp., Ser R, MTN, 6.625%, 11/15/13	50	46
Jefferies Group, Inc., 8.500%, 07/15/19	1,833	2,059
JPMorgan Chase & Co., 6.300%, 04/23/19	2,964	3,348
Lazard Group LLC, 7.125%, 05/15/15	2,075	2,185
LBI Escrow Corp., 8.000%, 11/01/17, Callable 05/01/13 @ 106(b)	215	221
MBIA, Inc., 5.700%, 12/01/34	75	36
Morgan Stanley, 7.300%, 05/13/19	1,795	1,930
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	100	105
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,939	1,979
New Communications Holdings, Inc., 7.875%, 04/15/15(b)	90	91
New Communications Holdings, Inc., 8.250%, 04/15/17(b)	150	151
New Communications Holdings, Inc., 8.500%, 04/15/20(b)	155	155
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(b)	160	162
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	90	85
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	210	213
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,672
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	946	966
Woodside Finance Ltd., 8.750%, 03/01/19(b)	2,466	2,964

		34,017

Diversified Minerals (0.0%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	170	187
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Teck Cominco Ltd., 6.125%, 10/01/35	10	10

		197

Diversified Operations (0.4%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(b)	90	90
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,995	2,377
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	12	12
Leucadia National Corp., 8.125%, 09/15/15	285	292
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	200	194

		2,965

Electric (2.2%)
AES Corp. (The), 9.750%, 04/15/16(b)	25	27
AES Corp. (The), 8.000%, 10/15/17	210	212
AES Ironwood LLC, 8.857%, 11/30/25	80	76
Alabama Power Co., 5.800%, 11/15/13	1,122	1,268
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	100	96
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	452	562
E.ON International Finance BV, 5.800%, 04/30/18(b)	3,165	3,571
Edison Mission Energy, 7.500%, 06/15/13(h)	200	172
Edison Mission Energy, 7.000%, 05/15/17	100	64
Edison Mission Energy, 7.200%, 05/15/19	175	108
Edison Mission Energy., 7.750%, 06/15/16	35	24
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(b)(h)	130	130
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,388	1,578
Georgia Power Co., 6.000%, 11/01/13	688	779
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	65	66
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,229	1,353
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	320	325
Pacific Gas & Electric Co., 8.250%, 10/15/18	323	413
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,418	1,582
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	780	922
Southern California Edison Co., 5.750%, 03/15/14	1,262	1,420
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(b)	85	80

	Shares or
	Principal
	Amount($)	Value($)
Virginia Electric & Power Co., 8.875%, 11/15/38	821	1,191
Wisconsin Power & Light Co., 6.375%, 08/15/37	749	875

		16,894

Electronics (0.0%)
Allbritton Communication Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104(b)	95	94
Jabil Circuit, Inc., 7.750%, 07/15/16	55	58

		152

Entertainment (0.1%)
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	15	15
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	80	82
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(b)	90	83
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	135	138
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	90	95
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(f)	85	85

		498

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	5	5

Forest Products & Paper (0.0%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(b)	50	52
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	190	172
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(h)	55	59

		283

Health Care (0.6%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28(b)	46	45
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	200	213
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	140	150
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	385	397
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	120	127
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94	60	64
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
HCA, Inc., 7.250%, 09/15/20, Callable 03/15/15 @ 103.63	110	111
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	155	152
Mylan, Inc., 7.875%, 07/15/20, Callable 07/15/15 @ 103.94(b)	200	204
Patheon, Inc., 8.625%, 04/15/17, Callable 04/15/13 @ 106.47(b)	65	65
Pfizer, Inc., 6.200%, 03/15/19	1,501	1,784
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	150	159
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	1,074	1,095
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	70	72
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	300	295

		4,933

Industrials (0.0%)
Mohawk Industries, Inc., 6.875%, 01/15/16(f)	85	87

Information Technology (0.0%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13(b)	110	112

Insurance (0.9%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(a)	240	190
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,582	1,718
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,640	2,719
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(a)	115	78
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(a)	85	77
ING Capital Funding Trust III, 8.439%(g)	150	130
ING Groep NV, 5.775%(g)	70	49
Liberty Mutual Group, 7.800%, 03/15/37(b)	60	49
Liberty Mutual Group, 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	60	65
Liberty Mutual Group, Ser B, 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	65	51
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	50	42
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	35	26

	Shares or
	Principal
	Amount($)	Value($)
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,226	1,428

		6,622

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	220	230
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13(b)	45	47
MGM Mirage, Inc., 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(b)	90	93
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	60	60
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(b)(h)	155	157
Wynn Las Vegas LLC, 7.875%, 05/01/20, Callable 05/01/15 @ 103.94(b)(h)	80	80

		667

Machinery Diversified (0.1%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(b)	30	30
Case New Holland, Inc., 7.750%, 09/01/13	20	20
Case New Holland, Inc., 7.875%, 12/01/17(b)	200	201
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	30	32
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @ 104.75	60	60
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	155	167

		510

Materials (0.7%)
Newmont Mining Corp., 6.250%, 10/01/39	4,865	5,309

Media (1.0%)
CCO Holdings LLC/Capital Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91(b)	115	115
CCO Holdings LLC/Capital Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06(b)(h)	50	51
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	50	50
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	275	276
DISH DBS Corp., 7.875%, 09/01/19	150	156
EchoStar DBS Corp., 7.750%, 05/31/15	70	72
EchoStar DBS Corp., 7.125%, 02/01/16	40	40
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)(c)	65	65
Media General, Inc., 11.750%, 02/15/17, Callable 02/15/14 @ 105.88(b)(h)	45	46
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	90	86
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	95	92
Nexstar Broadcasting Group, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44(b)	50	50
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	89	91
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(b)	170	172
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	50	53
Sun Media Corp., 7.625%, 02/15/13, Calllable 2/15/11 @ 100	11	11
Thomson Reuters Corp., 5.950%, 07/15/13	320	358
Time Warner Cable, Inc., 8.250%, 02/14/14	1,273	1,505
Time Warner Cable, Inc., 5.850%, 05/01/17	3,266	3,586
Time Warner, Inc., 6.200%, 03/15/40	470	496
Univision Communications, Inc., 12.000%, 07/01/14, Callable 07/01/11 @ 106(b)	40	43

		7,414

Metals (0.1%)
Barrick Gold Corp., 6.950%, 04/01/19	497	596
Bway Holding Co., 10.000%, 06/15/18, Callable 06/15/14 @ 105(b)	24	25

		621

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 7.750%, 03/15/20(b)	75	78
General Electric Co., 5.000%, 02/01/13	3,538	3,794
General Electric Co., 5.250%, 12/06/17	955	1,038
Siemens Financierings NV, 6.125%, 08/17/26(b)	989	1,115
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,634	1,784

		7,809

Oil & Gas (2.0%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(b)	95	95
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	155	155

	Shares or
	Principal
	Amount($)	Value($)
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(b)	80	80
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	50	53
Chesapeake Energy Corp., 6.375%, 06/15/15, Callable 12/15/10 @ 102.125	65	67
Chesapeake Energy Corp., 6.500%, 08/15/17	25	25
Chesapeake Energy Corp., 7.250%, 12/15/18	210	217
Chesapeake Energy Corp., 6.875%, 11/15/20	35	35
Citgo Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(b)	175	174
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(b)	110	109
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(b)	70	68
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	35	37
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(b)	190	194
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	235	239
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	110	111
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	50	53
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	145	151
Pioneer Drilling Co., 9.875%, 03/15/18, Callable 03/15/14 @ 104.94(b)	110	108
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	115	112
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	30	30
Praxair, Inc., 1.750%, 11/15/12	3,449	3,495
Praxair, Inc., 4.625%, 03/30/15	1,881	2,062
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	75	76
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(b)	90	85
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(b)	125	119
Shell International Finance BV, 6.375%, 12/15/38	3,492	4,172
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	55	57
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75(b)	55	56
Total Capital SA, 3.000%, 06/24/15	944	953
Weatherford International Ltd., 9.625%, 03/01/19	1,046	1,260
Weatherford International Ltd., 6.500%, 08/01/36	884	801
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	25	22
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	205	187

		15,458

Packaging & Containers (0.0%)
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	35	39

Pharmaceuticals (2.2%)
Abbott Laboratories, 5.600%, 11/30/17	2,541	2,950
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(b)	40	40
AstraZeneca PLC, 6.450%, 09/15/37	2,426	2,940
BioScrip, Inc., 10.250%, 10/01/15, Callable 04/01/13 @ 105.13(b)	50	49
Covidien International Finance SA, 6.000%, 10/15/17	1,505	1,746
Express Scripts, Inc., 5.250%, 06/15/12	1,740	1,859
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,655	1,894
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88(b)	70	69
Novartis Securities Investment Ltd., 5.125%, 02/10/19	894	1,001
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(b)	80	78
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	85	75
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,925	2,504
Schering-Plough Corp., 6.550%, 09/15/37	1,132	1,408
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	638	741

		17,354

Pipelines (1.8%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,376	1,577
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	110	108
Dynegy Holdings, Inc., 7.500%, 06/01/15	595	471

	Shares or
	Principal
	Amount($)	Value($)
Dynegy Holdings, Inc., 7.750%, 06/01/19(h)	130	90
El Paso Corp., 7.875%, 06/15/12	230	241
El Paso Corp., 7.000%, 06/15/17	35	35
El Paso Corp., 7.250%, 06/01/18	15	15
El Paso Corp., MTN, 8.250%, 02/15/16	100	105
El Paso Corp., Ser G, MTN, 8.050%, 10/15/30	30	30
El Paso Corp., Ser G, MTN, 7.800%, 08/01/31	35	34
El Paso Natural Gas, 5.950%, 04/15/17	473	503
Energy Transfer Partners LP, 9.000%, 04/15/19	1,616	1,900
Energy Transfer Partners LP, 7.500%, 07/01/38	961	983
Enterprise Products Operating LP, 5.250%, 01/31/20	2,522	2,596
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	944	889
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	350	353
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	60	64
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,099	1,158
Southern Natural Gas Co., 5.900%, 04/01/17(b)	369	391
TransCanada Pipelines, 7.625%, 01/15/39	1,276	1,630
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	365	404

		13,577

Real Estate Investment Trusts (0.8%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)(c)	2,622	2,614
Digital Realty Trust LP, 5.875%, 02/01/20(b)	539	550
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,620	2,740
Reckson Operating Partnership LP, 7.750%, 03/15/20(b)	145	142

		6,046

Retail (1.2%)
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	30	31
Limited Brands, Inc., 7.000%, 05/01/20	55	55
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	20	21
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	400	401
Tesco PLC, 5.500%, 11/15/17(b)	1,963	2,182
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	110	120
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	290	297
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wal-Mart Stores, Inc., 5.250%, 09/01/35	425	448
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,560	5,522

		9,077

Semiconductors (0.0%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	35	35
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(b)	260	257

		292

Software (0.3%)
Oracle Corp., 5.750%, 04/15/18	1,884	2,181

Telecommunication Services (3.2%)
AT&T, Inc., 4.950%, 01/15/13	1,499	1,627
AT&T, Inc., 5.100%, 09/15/14	1,599	1,774
AT&T, Inc., 6.450%, 06/15/34	786	855
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,494	1,580
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,362	1,527
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	150	149
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	80	75
Cisco Systems, Inc., 5.500%, 02/22/16	1,308	1,507
Cisco Systems, Inc., 4.450%, 01/15/20	512	540
Cisco Systems, Inc., 5.500%, 01/15/40	2,265	2,374
Comcast Corp., 6.450%, 03/15/37	780	843
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	5	5
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	160	172
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	225	229
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 12/15/10 @ 103.58	75	76
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	140	148
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	50	51
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	80	78
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/11 @ 100	170	171
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	45	41

	Shares or
	Principal
	Amount($)	Value($)
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(b)	265	235
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 100.92	385	366
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	40	39
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	95	96
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	40	40
Qwest Capital Funding, Inc., 7.750%, 02/15/31	30	28
Qwest Communications International, Inc., 7.125%, 04/01/18, Callable 04/01/13 @ 103.56(b)	145	145
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	100	92
Rogers Wireless, Inc., 7.500%, 03/15/15	919	1,097
Sable International Finance Ltd., 7.750%, 02/15/17, Callable 02/15/14 @ 103.88(b)	100	100
Sprint Capital Corp., 6.875%, 11/15/28	25	21
Sprint Capital Corp., 8.750%, 03/15/32	320	306
Sprint Nextel Corp., 8.375%, 08/15/17	75	75
Verizon Communications, Inc., 5.250%, 04/15/13	1,081	1,185
Verizon Communications, Inc., 5.550%, 02/15/16	1,363	1,527
Verizon Communications, Inc., 8.950%, 03/01/39	1,493	2,115
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	325	331
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	150	152
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	106
Vodafone Group PLC, 5.500%, 06/15/11	2,207	2,292
Wind Acquisition Finance SA, 12.000%, 12/01/15, Callable 12/01/10 @ 105.38(b)	175	181
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	210	215
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)(h)	265	241
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	65	65
Windstream Corp., 7.875%, 11/01/17	130	127

		24,999

Transportation (0.8%)
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(b)	70	71
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Martin Midstream Partners LP/Finance Corp., 8.875%, 04/01/18, Callable 04/01/14 @ 104.44(b)	100	99
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	90	89
Paccar, Inc., 6.375%, 02/15/12	1,275	1,378
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	113	118
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	15	15
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	5
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	10	10
Union Pacific Corp., 7.875%, 01/15/19	3,217	4,096

		5,881

Total Corporate Bonds		229,148

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	110	102
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	70	66

Total Convertible Corporate Bonds		168

U.S. Government Agency Mortgages (23.0%)
Federal Home Loan Mortgage Corporation (4.9%)
4.500%, 06/01/19	366	390
4.500%, 07/01/19	5,015	5,344
4.500%, 02/01/20	612	653
5.500%, 07/15/34	1,980	2,122
6.000%, 02/01/37	1,994	2,169
6.500%, 06/01/38	1,968	2,160
6.500%, 08/15/40, TBA(c)	5,308	5,803
5.500%, 09/15/40, TBA(c)	17,576	18,749

		37,390

Federal National Mortgage Association (18.1%)
5.500%, 09/01/19	1,631	1,777
4.500%, 12/01/20(i)	5,888	6,221
5.000%, 01/01/22	2,178	2,331
5.000%, 05/01/23	1,950	2,094
5.500%, 01/01/24	565	612
6.000%, 02/01/28	878	959
6.000%, 10/01/28	2,994	3,264
5.000%, 03/01/30	5,440	5,784
5.000%, 11/01/33(c)	14,319	15,228
5.500%, 09/01/34(i)	8,599	9,260
6.000%, 10/01/35	1,855	2,014
6.000%, 12/01/35	412	447
6.500%, 09/01/36	162	180
6.500%, 08/25/40, TBA(c)	35,674	38,968
6.500%, 09/25/40, TBA(c)	46,654	50,831

		139,970

Total U.S. Government Agency Mortgages		177,360

U.S. Treasury Obligations (30.4%)
U.S. Treasury Bond (2.1%)

	Shares or
	Principal
	Amount($)	Value($)
4.625%, 02/15/40(i)	14,702	16,526

U.S. Treasury Notes (28.3%)
1.500%, 10/31/10(i)	15,229	15,295
0.875%, 01/31/11	82,161	82,456
3.125%, 09/30/13	2,557	2,722
2.125%, 11/30/14(i)	22,756	23,240
3.750%, 11/15/18(i)	59,900	64,542
3.500%, 05/15/20(i)	27,797	29,091

		217,346

Total U.S. Treasury Obligations		233,872

Preferred Stock (0.0%)
Financials (0.0%)
Citigroup Capital XII, 8.500%, Callable 03/30/15 @ 25	3,885	97

Total Preferred Stock		97

Units (0.0%)
Commercial Services (0.0%)
Alion Science & Technology Corp.(b)(j)	35	35

Information Technology (0.0%)
Stratus Technologies, Inc.(b)(k)	60	52

Total Units		87

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(l)(m)	1,457	1,457

Total Short-Term Investment		1,457

Money Market Fund (29.6%)
RidgeWorth Institutional Cash Management Money Market Fund(l)	227,990,537	227,991

Total Money Market Fund		227,991

Total Investments (Cost $942,588)(n) — 126.7%		975,598
Liabilities in excess of other assets — (26.7)%		(205,661)

Net Assets — 100.0%		$769,937

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.0% of net assets as of June 30, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	This security has not settled as of June 30, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a variable rate upon settling with the custodian.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

(e)	The Fund’s adviser/subadvisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2010 are identified below (in thousands):

	Acquisition	Cost	Principal		Percentage of
Issue Description	Date	($)	($)	Value($)	Net Assets(%)

IMG WorldWide, Inc.	06/08/10	204	210	204	0.03
Village Roadshow Ltd.	05/27/10	202	205	201	0.03

(f)	Step bond. The rate shown is the rate in effect as of June 30, 2010.

(g)	Perpetual maturity.

(h)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $1,415.

(i)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(j)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes of due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(k)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(l)	Affiliated investment.

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(n)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

MTN	Medium Term Note

PIK	Payment in-kind

TBA	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements — Buy Protection

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made/		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	Depreciation($)
Allstate Corp.	JPMorgan	4,055	1.00	06/20/15	(53)	(16)	37
Bristol-Myers Squibb Co.	JPMorgan	4,055	1.00	06/20/15	(110)	(107)	3
Citibank N.A.	Credit Suisse First Boston	4,145	1.00	06/20/15	115	147	32
Emerging Markets CDX Indices, Series 13	Deutsche Bank	7,800	5.00	06/20/15	(679)	(788)	(109)
Emerging Markets CDX Indices, Series 13	Morgan Stanley	1,890	5.00	06/20/15	(170)	(191)	(21)
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	274	5.00	06/20/15	(26)	(28)	(2)
Emerging Markets CDX Indices, Series 13	Deutsche Bank	133	5.00	06/20/15	(13)	(13)	—
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	622	5.00	06/20/15	(72)	(63)	9
Emerging Markets CDX Indices, Series 13	Barclays Bank PLC	11,090	5.00	06/20/15	(1,248)	(1,120)	128
Emerging Markets CDX Indices, Series 13	Morgan Stanley	5,545	5.00	06/20/15	(624)	(560)	64
Emerging Markets CDX Indices, Series 13	Credit Suisse First Boston	5,545	5.00	06/20/15	(624)	(560)	64
Emerging Markets CDX Indices, Series 13	JPMorgan	3,790	5.00	06/20/15	(341)	(383)	(42)
Emerging Markets CDX Indices, Series 13	Morgan Stanley	1,900	5.00	06/20/15	(171)	(192)	(21)
Federative Republic of Brazil	Morgan Stanley	654	1.00	09/20/15	11	12	1
Federative Republic of Brazil	Morgan Stanley	3,835	1.00	09/20/15	61	69	8
Federative Republic of Brazil	Morgan Stanley	3,835	1.00	09/20/15	58	69	11
Monsanto Co.	JPMorgan	4,055	1.00	06/20/15	(90)	(75)	15

					(3,976)	(3,799)	177

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occuring in the underlying issuer or reference entity.
At June 30, 2010, liquid assets totaling $3,502, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2010.
Interest Rate Swaps

					Upfront
					Payments
		Notional	Fixed	Expiration	Made/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)

Fixed DI 01/02/12, the Fund receives fixed 12.01%, pays CETIP Interbank Dep Rate (Brazil)	Barclays Bank PLC	5,066	12.01	01/02/12	—	18

						18

Forward Foreign Currency Contracts
At June 30, 2010, the Fund’s forward foreign currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Short:
Australian Dollar	07/01/10	9,091	7,599	7,650	(51)
Australian Dollar	07/01/10	8,987	7,599	7,562	37
Australian Dollar	07/01/10	380	318	320	(2)
Australian Dollar	07/01/10	150	127	126	1
Australian Dollar	07/01/10	226	193	190	3
Australian Dollar	07/01/10	143	124	120	4
Australian Dollar	07/16/10	4,395	3,788	3,692	96
Australian Dollar	07/16/10	220	190	185	5
Australian Dollar	08/13/10	9,225	7,974	7,723	251
Australian Dollar	08/13/10	9,119	7,885	7,635	250
Australian Dollar	08/13/10	533	461	447	14
Australian Dollar	08//13/10	370	320	309	11
Brazilian Real	07/02/10	1,179	635	653	(18)
Brazilian Real	08/03/10	1,181	657	651	6
British Pound	07/21/10	20	294	288	6
Canadian Dollar	07/20/10	149	146	140	6
Colombian Peso	07/01/10	626,460	318	330	(12)
Colombian Peso	07/01/10	640,916	326	338	(12)
Colombian Peso	07/09/10	629,440	320	332	(12)
Colombian Peso	07/12/10	14,932,035	7,599	7,869	(270)
Colombian Peso	08/13/10	1,267,376	669	668	1
Euro	07/01/10	6,146	7,599	7,514	85
Euro	07/01/10	11,333	14,013	13,857	156
Euro	07/01/10	11,767	14,565	14,388	177
Euro	07/01/10	11,391	14,111	13,928	183
Euro	07/01/10	257	318	314	4
Euro	07/01/10	476	589	582	7
Euro	07/01/10	1,851	2,292	2,263	29
Euro	07/01/10	496	606	606	—
Euro	08/13/10	17,722	21,776	21,672	104
Euro	08/13/10	11,550	14,227	14,125	102
Euro	08/13/10	11,931	14,679	14,591	88
Euro	08/13/10	753	925	921	4
Euro	08/13/10	1,851	2,279	2,263	16
Euro	08/13/10	495	608	605	3

Total Short Contracts			$156,129	$154,857	$1,272

Long:
Australian Dollar	7/1/2010	9,091	7,898	7,650	(248)
Australian Dollar	07/01/10	8,987	7,810	7,562	(248)
Australian Dollar	07/01/10	530	461	446	(15)

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)
Australian Dollar	07/01/10	369	321	311	(10)
Brazilian Real	07/02/10	1,179	660	653	(7)
British Pound	07/21/10	96	146	143	(3)
British Pound	07/21/10	97	149	145	(4)
Canadian Dollar	07/20/10	149	149	140	(9)
Colombian Peso	07/01/10	1,267,376	670	668	(2)
Euro	07/01/10	11,391	14,028	13,928	(100)
Euro	07/01/10	17,478	21,472	21,371	(101)
Euro	07/01/10	11,767	14,474	14,388	(86)
Euro	07/01/10	1,851	2,279	2,263	(16)
Euro	07/01/10	753	925	921	(4)
Euro	07/01/10	476	585	582	(3)

Total Long Contracts			$72,027	$71,171	$(856)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (7.4%)
Automobiles (2.3%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2, 2.040%, 04/15/11	237	237
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A2, 2.100%, 11/15/11	489	489
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	155	157
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	780	780
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2, 1.500%, 08/15/11	245	245
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 05/20/13	215	216
Nissan Auto Lease Trust, Ser 2009-B, Cl A2, 1.220%, 09/15/11	242	242

		2,366

Credit Card (5.1%)
American Express Credit Account Master Trust, Ser 2009-1, Cl A, 1.700%, 12/15/14(a)	1,100	1,122
American Express Issuance Trust, Ser 2007-1, Cl A, 0.550%, 09/15/11(a)	980	980
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.420%, 12/15/14(a)	905	902
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	400	413
Discover Card Master Trust, Ser 2009-A1, Cl A1, 1.650%, 12/15/14(a)	780	793
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	935	946

		5,156

Total Asset-Backed Securities		7,522

Certificates of Deposit (1.7%)
Banks (1.7%)
Deutsche Bank NY, 0.604%, 01/19/12(a)	750	745
Toronto-Dominion Bank NY, 0.298%, 07/13/10(a)	1,000	1,000

Total Certificates of Deposit		1,745

Collateralized Mortgage Obligations (26.3%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.923%, 08/25/35(a)	224	199
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.593%, 10/25/35(a)	205	132
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	188	190
Banc of America Commercial Mortgage, Inc., Ser 2004-3, Cl A4, 5.176%, 06/10/39	628	637

	Shares or
	Principal
	Amount($)	Value($)
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	300	306
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 2.748%, 07/25/33(a)	646	609
Citicorp Mortgage Securities, Inc., Ser 2003-11, Cl 2A8, 5.500%, 12/25/33	344	344
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	123	123
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)(b)	1,024	1,068
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(c)	1,135	1,190
Countrywide Home Loans Mortgage Pass-Through Certificates, Ser 2003-J8, Cl 1A1, 5.250%, 09/25/23	1,069	1,068
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	330	336
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	531	531
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(c)	221	224
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	151	162
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.650%, 01/15/19(a)	346	344
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.550%, 08/15/36(a)	931	928
Federal Home Loan Mortgage Corporation, Ser 3346, Cl FA, 0.580%, 02/15/19(a)	1,037	1,038
Federal National Mortgage Association, Ser 1997-M9, Cl C, 6.520%, 07/25/16	247	262
Federal National Mortgage Association, Ser 2003-35, Cl KA, 4.000%, 04/25/17	245	251
Federal National Mortgage Association, Ser 2003-52, Cl FV, 1.347%, 05/25/31(a)	202	202
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.747%, 10/25/31(a)	1,024	1,024
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.547%, 05/25/35(a)	707	703
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.697%, 10/25/25(a)	592	584
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.897%, 12/25/37(a)	1,552	1,556
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	195	205
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.983%, 08/25/34(a)	517	518
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2, 7.202%, 10/15/32	229	229
GMAC Commercial Mortgage Securities, Inc., Ser 2000-C3, Cl A2, 6.957%, 09/15/35	717	722
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.760%, 08/10/38	178	181
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	631	641
Government National Mortgage Association, Ser 2008-5, Cl FA, 0.848%, 01/20/38(a)	1,396	1,398
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 03/16/14	414	415
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	191	193
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	221	223
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	190	190
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	680	692
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A5, 4.654%, 01/12/37(b)	1,500	1,546
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	278	280
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	223	228
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A3, 4.559%, 09/15/27(a)	670	679
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A2, 4.207%, 11/15/27	172	173
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2, 4.567%, 06/15/29(a)	1,540	1,556
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A2, 4.201%, 12/15/29	648	656
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	86	87

	Shares or
	Principal
	Amount($)	Value($)
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.830%, 04/25/34(a)	318	312
Salomon Brothers Mortgage Securities VII, Inc., Ser 1999-C1, Cl E, 6.949%, 05/18/32(a)	587	589
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.453%, 11/25/46(a)	212	204
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	375	386
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 4.420%, 04/25/36(a)	259	247
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.217%, 04/25/36(a)	307	265

Total Collateralized Mortgage Obligations		26,826

Corporate Bonds (39.1%)
Auto Parts & Equipment (0.2%)
Johnson Controls, Inc., 5.250%, 01/15/11(d)	150	152

Banks (9.8%)
American Express Bank FSB, 0.484%, 05/29/12(a)	660	650
Banco Santander Central Hispano Issuances Ltd., 7.625%, 09/14/10	485	489
Bank of America Corp., 1.037%, 09/11/12(a)	330	323
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	205	214
Bank of Montreal, 2.125%, 06/28/13	325	328
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	175	193
Bank of New York Mellon Corp. (The), Ser G, 0.378%, 03/23/12, MTN(a)	460	458
Bank of Nova Scotia, 2.250%, 01/22/13	265	269
Bank of Nova Scotia, 2.375%, 12/17/13	280	285
Bank One Corp., 5.900%, 11/15/11	480	504
Barclays Bank PLC, 2.500%, 01/23/13	580	578
BB&T Corp., 3.850%, 07/27/12, MTN	540	563
Capital One Financial Corp., 5.700%, 09/15/11, MTN	480	499
Deutsche Bank AG, 4.875%, 05/20/13	415	443
PNC Funding Corp., 1.875%, 06/22/11	175	177
PNC Funding Corp., 0.478%, 01/31/12(a)	1,154	1,143
State Street Corp., 0.438%, 04/30/12(a)	400	398
Wachovia Corp., 5.300%, 10/15/11	380	398
Wachovia Corp., 0.443%, 04/23/12(a)	1,295	1,280
Wells Fargo & Co., 3.000%, 12/09/11	120	124
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Westpac Banking Corp., 0.605%, 10/21/11(a)(c)	700	700

		10,016

Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 1.267%, 03/26/13(a)(c)	450	450

Building Materials (0.1%)
CRH America, Inc., 6.950%, 03/15/12	125	135

Chemicals (0.6%)
Dow Chemical Co. (The), 4.850%, 08/15/12	235	248
Potash Corp. of Saskatchewan, Inc., 7.750%, 05/31/11	175	185
Potash Corp. of Saskatchewan, Inc., 4.875%, 03/01/13	130	140

		573

Computers (1.4%)
IBM Corp., Ser FRN, 0.384%, 11/04/11(a)	1,395	1,396

Consumer Staples (1.5%)
Kellogg Co., Ser B, 6.600%, 04/01/11	665	693
Kraft Foods, Inc., 5.625%, 11/01/11	260	274
Yum! Brands, Inc., 8.875%, 04/15/11	550	581

		1,548

Diversified Financial Services (10.3%)
BlackRock, Inc., 2.250%, 12/10/12	190	194
Caterpillar Financial Services Corp., 1.035%, 06/24/11, MTN(a)	1,185	1,194
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	715	768
Citigroup, Inc., 5.500%, 04/11/13	230	239
CME Group, Inc., 1.003%, 08/06/10(a)	1,140	1,141
Credit Suisse (USA), Inc., 0.636%, 08/16/11(a)	650	649
Credit Suisse (USA), Inc., 5.125%, 01/15/14	315	339
General Electric Capital Corp., Ser A, 0.474%, 11/01/12, MTN(a)	1,940	1,890
Goldman Sachs Group, Inc. (The), 0.533%, 02/06/12(a)	1,070	1,043
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	205	215
JPMorgan Chase & Co., 2.200%, 06/15/12	500	514
JPMorgan Chase & Co., 5.750%, 01/02/13	605	651
JPMorgan Chase & Co., 1.160%, 02/26/13, MTN(a)	610	610
Morgan Stanley, 5.300%, 03/01/13	155	161
Morgan Stanley, Ser F, 0.545%, 01/09/12, MTN(a)	330	321
Westpac Banking Corp., 2.250%, 11/19/12	400	403

	Shares or
	Principal
	Amount($)	Value($)
Woodside Finance Ltd., 4.500%, 11/10/14(c)	160	163

		10,495

Electric (0.8%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	260	283
FPL Group Capital, Inc., 5.625%, 09/01/11	500	523

		806

Industrials (1.3%)
Dover Corp., 6.500%, 02/15/11	978	1,012
Ingersoll-Rand Global Holding Co., Ltd., 1.923%, 08/13/10(a)	305	305

		1,317

Information Technology (1.8%)
Hewlett-Packard Co., 1.586%, 05/27/11(a)	1,210	1,222
Hewlett-Packard Co., 5.250%, 03/01/12	600	642

		1,864

Insurance (3.0%)
Berkshire Hathaway, Inc., Ser 0001, 0.858%, 02/11/13(a)	1,980	1,983
Met Life Global Funding I, 2.437%, 06/10/11(a)(c)	975	987
New York Life Global Funding, 4.650%, 05/09/13(c)	120	129

		3,099

Media (1.7%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	415	428
Cox Communications, Inc., 7.750%, 11/01/10	310	316
News America Holdings, Inc., 9.250%, 02/01/13	257	303
Time Warner, Inc., 6.875%, 05/01/12	100	109
Time Warner, Inc., 5.400%, 07/02/12	510	545

		1,701

Metals (0.2%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	150	159

Oil & Gas (0.7%)
Devon Financing Corp. ULC, 6.875%, 09/30/11	475	507
XTO Energy, Inc., 5.000%, 08/01/10	200	201

		708

Pipelines (0.8%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	300	312
DCP Midstream LLC, 7.875%, 08/16/10	124	125
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Plains All America Pipeline LP, 4.250%, 09/01/12	380	397

		834

Retail (0.5%)
CVS Caremark Corp., 2.037%, 09/10/10(a)(d)	505	506

Telecommunication Services (2.3%)
France Telecom SA, 7.750%, 03/01/11(e)	793	828
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	850	951
Rogers Wireless, Inc., 9.625%, 05/01/11	230	245
Telefonica Emisiones S.A.U, 5.984%, 06/20/11	170	176
Telefonica Emisiones S.A.U, 5.855%, 02/04/13	170	183

		2,383

Transportation (0.2%)
Union Pacific Corp., 6.650%, 01/15/11	200	206

Utilities (1.5%)
Southern Co., 0.705%, 10/21/11(a)	1,465	1,471

Total Corporate Bonds		39,819

Municipal Bond (1.0%)
New Jersey (1.0%)
New Jersey Economic Development Authority, RB, 1.480%, 06/15/13(a)	995	994

Total Municipal Bond		994

U.S. Government Agencies (8.3%)
Federal Home Loan Mortgage Corporation (2.5%)
0.297%, 02/16/12(a)	1,500	1,499
2.350%, 08/27/12, Callable 08/27/10 @ 100	625	627
1.700%, 12/17/12, Callable 12/17/10 @ 100	425	427

		2,553

Federal National Mortgage Association (5.8%)
1.500%, 06/01/12, Callable 09/01/10 @ 100	900	901
2.050%, 07/30/12, Callable 07/30/10 @ 100	975	976
2.000%, 09/28/12, Callable 09/28/10 @ 100	2,000	2,007
1.875%, 10/29/12, Callable 10/29/10 @ 100	2,000	2,007

		5,891

Total U.S. Government Agency		8,444

U.S. Government Agency Mortgages (22.1%)
Federal Home Loan Mortgage Corporation (6.3%)
4.375%, 04/15/15	142	145
4.000%, 05/15/15	43	43
5.500%, 04/15/26	53	54

	Shares or
	Principal
	Amount($)	Value($)
2.771%, 04/01/34(a)	89	93
5.120%, 01/01/36(a)(b)	428	444
5.567%, 06/01/36(a)	142	150
6.121%, 09/01/36(a)	160	169
2.979%, 10/01/36(a)	863	905
5.778%, 01/01/37(a)	285	303
5.510%, 04/01/37(a)	426	457
6.000%, 08/15/40, TBA(f)	3,415	3,696

		6,459

Federal National Mortgage Association (15.4%)
6.200%, 01/01/11	248	247
6.224%, 05/01/11	280	285
6.280%, 05/01/11	220	224
6.500%, 07/01/11(b)	157	161
6.370%, 08/01/11	417	431
5.915%, 02/01/12	213	225
6.005%, 02/01/12	529	558
6.114%, 02/01/12	477	506
6.925%, 11/01/12	219	239
4.826%, 01/01/13	480	511
5.100%, 02/01/13	575	621
5.370%, 02/01/13	236	251
5.470%, 04/01/13	150	162
4.972%, 10/01/13	365	390
4.700%, 07/01/15	471	495
5.500%, 12/01/18	922	998
5.500%, 09/01/21	1,072	1,162
2.499%, 05/01/32(a)	132	138
2.687%, 10/01/33(a)	292	304
2.803%, 05/01/35(a)	495	520
2.621%, 01/01/36(a)(b)	2,121	2,213
2.843%, 02/01/36(a)(b)	889	931
3.482%, 06/01/36(a)	650	677
5.095%, 01/01/37(a)	1,061	1,121
3.054%, 10/01/37(a)(b)	1,182	1,231
5.534%, 11/01/37(a)	1,029	1,095

		15,696

Government National Mortgage Association (0.4%)
3.772%, 06/16/25	409	417

Total U.S. Government Agency Mortgages		22,572

U.S. Treasury Obligations (3.1%)
U.S. Treasury Notes (3.1%)
1.750%, 11/15/11	2,525	2,570
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
1.000%, 04/30/12	550	554

Total U.S. Treasury Obligations		3,124

Short-Term Investment (0.6%)
RidgeWorth Funds Securities Lending Joint Account(g)(h)	637	637

Total Short-Term Investment		637

Money Market Fund (1.2%)
Federated Government Obligations Money Market Fund	1,214,025	1,214

Total Money Market Fund		1,214

Total Investments (Cost $112,426)(i) — 110.8%		112,897
Liabilities in excess of other assets — (10.8)%		(10,996)

Net Assets — 100.0%		$101,901

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.8% of net assets as of June 30, 2010.

(d)	This security or a partial position of the security was on loan as of June 30, 2010. The total value of securities on loan as of June 30, 2010, in thousands, was $633.

(e)	Step bond. The rate shown is the rate in effect as of June 30, 2010.

(f)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(g)	Affiliated investment.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2010 (See Notes to Schedules of Portfolio Investments).

(i)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	Medium Term Note

RB	Revenue Bond

TBA	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

ULC	Unlimited Liability Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (96.9%)
U.S. Treasury Bonds (16.4%)
7.125%, 02/15/23	4,361	6,038
6.875%, 08/15/25	4,059	5,632

		11,670

U.S. Treasury Notes (80.5%)
4.875%, 04/30/11	3,010	3,123
1.375%, 04/15/12	8,373	8,499
3.125%, 09/30/13	8,933	9,511
2.375%, 09/30/14	10,260	10,597
3.125%, 01/31/17	12,150	12,707
3.500%, 02/15/18	12,225	13,068

		57,505

Total U.S. Treasury Obligations		69,175

Money Market Fund (2.4%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)	1,747,024	1,747

Total Money Market Fund		1,747

Total Investments (Cost $67,385)(b) — 99.3%		70,922
Other assets in excess of liabilities — 0.7%		507

Net Assets — 100.0%		$71,429

(a)	Affiliated investment.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (31.4%)
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(a)	5,985	6,052
Federal Home Loan Mortgage Corporation, Ser 2575, Cl FG, 0.750%, 05/15/32(b)	4,996	4,991
Federal Home Loan Mortgage Corporation, Ser 2840, Cl LJ, 4.250%, 11/15/17	1,749	1,810
Federal Home Loan Mortgage Corporation, Ser 2877, Cl WF, 0.750%, 10/15/34(b)	7,409	7,399
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.650%, 01/15/19(b)	4,728	4,700
Federal Home Loan Mortgage Corporation, Ser 3000, Cl FG, 0.650%, 07/15/25(b)	8,426	8,286
Federal Home Loan Mortgage Corporation, Ser 3135, Cl FC, 0.650%, 04/15/26(b)	6,573	6,502
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.550%, 08/15/36(b)(c)	13,648	13,604
Federal Home Loan Mortgage Corporation, Ser 3232, Cl KF, 0.800%, 10/15/36(b)	12,527	12,479
Federal Home Loan Mortgage Corporation, Ser 3264, Cl FB, 0.720%, 01/15/37(b)	7,911	7,828
Federal Home Loan Mortgage Corporation, Ser 3320, Cl FC, 0.520%, 05/15/37(b)(c)	13,293	13,254
Federal Home Loan Mortgage Corporation, Ser 3346, Cl FA, 0.580%, 02/15/19(b)	33,797	33,834
Federal Home Loan Mortgage Corporation, Ser 3450, Cl AF, 1.060%, 05/15/38(b)(c)	9,542	9,562
Federal Home Loan Mortgage Corporation, Ser 3593, Cl F, 0.729%, 03/15/36(b)	12,470	12,528
Federal Home Loan Mortgage Corporation, Ser 3609, Cl FA, 1.010%, 12/15/39(b)(c)	13,209	13,273
Federal National Mortgage Association, Ser 1997-M9, Cl C, 6.520%, 07/25/16(c)	4,808	5,098
Federal National Mortgage Association, Ser 2003-32, Cl VT, 6.000%, 09/25/15	5,056	5,258
Federal National Mortgage Association, Ser 2003-52, Cl FV, 1.347%, 05/25/31(b)(c)	2,662	2,667
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.747%, 10/25/31(b)	14,848	14,847

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association, Ser 2003-73, Cl DF, 0.797%, 10/25/32(b)	12,255	12,274
Federal National Mortgage Association, Ser 2005-40, Cl FB, 0.597%, 05/25/35(b)	4,126	4,115
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.547%, 05/25/35(b)	10,046	9,998
Federal National Mortgage Association, Ser 2005-57, Cl EG, 0.647%, 03/25/35(b)	6,707	6,686
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.697%, 10/25/25(b)	7,046	6,952
Federal National Mortgage Association, Ser 2006-123, Cl PF, 0.607%, 01/25/37(b)	11,020	10,970
Federal National Mortgage Association, Ser 2006-79, Cl GF, 0.747%, 08/25/36(b)(c)	26,250	26,215
Federal National Mortgage Association, Ser 2006-84, Cl FQ, 0.897%, 09/25/36(b)(c)	16,673	16,696
Federal National Mortgage Association, Ser 2006-85, Cl MA, 6.250%, 08/25/34	2,161	2,208
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.917%, 11/25/37(b)(c)	13,745	13,780
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.897%, 12/25/37(b)(c)	20,963	21,013
Federal National Mortgage Association, Ser 2007-2, Cl FM, 0.597%, 02/25/37(b)	7,602	7,571
Federal National Mortgage Association, Ser 2007-4, Cl DF, 0.792%, 02/25/37(b)	6,379	6,305
Federal National Mortgage Association, Ser 2007-88, Cl JF, 0.897%, 04/25/37(b)	10,777	10,804
Federal National Mortgage Association, Ser 2008-12, Cl FE, 0.947%, 01/25/33(b)	7,352	7,353
Federal National Mortgage Association, Ser 2008-18, Cl FE, 1.077%, 03/25/38(b)(c)	10,311	10,337
Government National Mortgage Association, Ser 2002-53, Cl B, 5.552%, 05/16/26	5,349	5,497
Government National Mortgage Association, Ser 2004-5, Cl PF, 0.898%, 02/20/33(b)(c)	17,520	17,609
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	11,365	11,532
Government National Mortgage Association, Ser 2004-67, Cl C, 4.712%, 05/16/25	7,944	8,168
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Government National Mortgage Association, Ser 2008-5, Cl FA, 0.848%, 01/20/38(b)(c)	38,943	39,004
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	13,737	13,776

Total Collateralized Mortgage Obligations		452,835

U.S. Government Agency (0.7%)
Federal Home Loan Bank (0.7%)
2.600%, 04/20/15	9,289	9,511

Total U.S. Government Agency		9,511

U.S. Government Agency Mortgages (62.2%)
Federal Home Loan Mortgage Corporation (25.9%)
5.250%, 08/15/11	342	343
4.000%, 05/15/15	24	24
2.392%, 06/01/33(b)	77	80
2.974%, 07/01/33(b)	11,210	11,692
2.713%, 11/01/33(b)	6,130	6,362
2.771%, 04/01/34(b)	557	579
2.881%, 05/01/34(b)	257	271
2.819%, 07/01/34(b)	439	456
4.743%, 11/01/34(b)	7,939	8,366
2.923%, 02/01/35(b)	246	255
4.609%, 04/01/35(b)	8,990	9,384
4.972%, 05/01/35(b)	7,047	7,463
5.032%, 06/01/35(b)	11,927	12,678
5.097%, 07/01/35(b)	7,426	7,866
4.882%, 09/01/35(b)	2,680	2,847
4.971%, 11/01/35(b)	10,857	11,222
5.120%, 01/01/36(b)(c)	12,133	12,582
5.434%, 01/01/36(b)	5,780	6,121
5.556%, 06/01/36(b)	12,391	13,019
5.540%, 07/01/36(b)	24,381	25,651
5.730%, 07/01/36(b)	12,846	13,543
6.467%, 07/01/36(b)	783	827
6.105%, 08/01/36(b)	3,709	3,925
5.986%, 09/01/36(b)	3,950	4,201
6.121%, 09/01/36(b)	1,805	1,912
2.908%, 10/01/36(b)	3,735	3,916
5.239%, 11/01/36(b)(d)	12,919	13,694
3.773%, 12/01/36(b)	504	526
5.772%, 01/01/37(b)	21,613	22,975
3.258%, 03/01/37(b)	1,366	1,431
5.459%, 04/01/37(b)	11,627	12,247
5.510%, 04/01/37(b)	429	461
5.602%, 05/01/37(b)	6,870	7,311
5.045%, 07/01/37(b)	50	52
5.991%, 07/01/37(b)	14,888	15,900
5.681%, 02/01/38(b)	6,523	6,930
5.285%, 03/01/38(b)	9,153	9,649
5.322%, 06/01/38(b)	38,117	40,461
3.500%, 06/01/40(b)	25,070	25,970
6.000%, 08/15/40, TBA(d)	46,585	50,414

		373,606

Federal National Mortgage Association (36.0%)
7.500%, 07/01/10	371	370

	Shares or
	Principal
	Amount($)	Value($)
7.440%, 10/01/10	854	852
5.164%, 11/01/10	982	989
6.941%, 12/01/10	641	634
7.087%, 12/01/10	749	756
5.990%, 01/01/11	41	42
6.200%, 01/01/11	3,869	3,863
6.320%, 01/01/11	1,965	1,964
6.480%, 01/01/11	1,446	1,443
6.250%, 02/01/11	35	35
6.270%, 02/01/11	1,479	1,482
6.275%, 02/01/11	876	879
6.524%, 02/01/11	1,258	1,263
6.250%, 03/01/11	1,665	1,671
6.260%, 03/01/11	2,780	2,815
7.000%, 03/01/11	88	88
6.150%, 04/01/11	1,048	1,059
6.180%, 04/01/11	100	101
6.230%, 04/01/11	1,978	1,999
6.435%, 04/01/11	914	940
6.480%, 04/01/11	2,722	2,753
7.360%, 04/01/11	444	455
6.004%, 05/01/11	2,611	2,651
6.091%, 05/01/11	1,798	1,827
6.150%, 05/01/11	733	744
6.200%, 05/01/11(c)	4,938	5,062
6.224%, 05/01/11	5,481	5,597
6.280%, 05/01/11	3,435	3,487
6.305%, 05/01/11	1,647	1,672
4.590%, 06/01/11	1,995	2,019
5.280%, 06/01/11	930	945
5.580%, 06/01/11	483	494
6.200%, 06/01/11	97	99
6.460%, 06/01/11	1,315	1,343
6.190%, 07/01/11	131	135
6.260%, 07/01/11	602	617
6.455%, 07/01/11	211	215
6.500%, 07/01/11(c)	1,214	1,244
6.520%, 07/01/11	1,790	1,836
6.100%, 08/01/11	187	193
6.280%, 08/01/11(c)	21,880	22,499
6.370%, 08/01/11	4,491	4,648
6.400%, 08/01/11	42	43
6.450%, 08/01/11	597	618
6.000%, 09/01/11	1,196	1,239
6.050%, 09/01/11	4,242	4,398
6.062%, 09/01/11	375	393
5.890%, 10/01/11	1,332	1,384
5.912%, 10/01/11	1,164	1,206
6.100%, 10/01/11	2,049	2,133
6.130%, 10/01/11	468	489
6.290%, 10/01/11	903	942
5.630%, 11/01/11	1,617	1,682
5.655%, 11/01/11	1,233	1,284
5.687%, 11/01/11	847	882
5.809%, 11/01/11	3,371	3,527
5.937%, 11/01/11	1,476	1,518
5.981%, 11/01/11	922	956
4.630%, 12/01/11	322	334
5.095%, 12/01/11	341	354
5.310%, 12/01/11	317	330
5.418%, 12/01/11	260	271
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
5.621%, 12/01/11	748	784
5.629%, 12/01/11	158	165
5.730%, 12/01/11	637	642
5.850%, 12/01/11	4,856	5,061
5.885%, 01/01/12	1,491	1,572
6.200%, 01/01/12	1,275	1,344
5.620%, 02/01/12	1,715	1,802
5.915%, 02/01/12	6,432	6,783
5.975%, 02/01/12	885	934
6.002%, 02/01/12	3,135	3,297
6.005%, 02/01/12	2,986	3,151
6.090%, 02/01/12	980	1,035
6.113%, 02/01/12	5,969	6,333
6.197%, 02/01/12	4,116	4,338
5.470%, 03/01/12	1,000	1,050
6.095%, 03/01/12	452	478
4.890%, 04/01/12	3,700	3,864
5.876%, 04/01/12	1,182	1,223
6.555%, 04/01/12	484	518
6.046%, 05/01/12	978	1,029
6.180%, 05/01/12	4,478	4,787
6.470%, 05/01/12	259	278
6.060%, 06/01/12	980	1,050
5.610%, 07/01/12	112	120
6.108%, 07/01/12	645	691
6.110%, 07/01/12	1,413	1,519
6.316%, 08/01/12	504	540
4.990%, 09/01/12	1,000	1,041
5.410%, 09/01/12	321	342
5.530%, 09/01/12	1,881	2,012
5.835%, 09/01/12	673	725
5.235%, 10/01/12	646	689
6.775%, 10/01/12	2,425	2,643
7.000%, 10/01/12	130	134
4.771%, 11/01/12	1,565	1,655
5.111%, 11/01/12	1,368	1,455
5.450%, 11/01/12	2,270	2,423
6.925%, 11/01/12	2,083	2,271
4.790%, 12/01/12	699	739
5.150%, 12/01/12	1,413	1,492
4.826%, 01/01/13	1,194	1,272
7.560%, 01/01/13	766	856
4.830%, 02/01/13	196	209
4.856%, 02/01/13	1,233	1,316
4.959%, 02/01/13	1,294	1,360
5.100%, 02/01/13	1,000	1,081
4.635%, 03/01/13	397	422
5.470%, 04/01/13	369	400
4.517%, 05/01/13	158	167
4.080%, 06/01/13	4,420	4,642
4.115%, 06/01/13	8,847	9,362
5.770%, 06/01/13	1,290	1,414
3.790%, 07/01/13	531	555
4.190%, 07/01/13	348	368
3.810%, 08/01/13	54	56
4.972%, 10/01/13(c)	10,330	11,044
5.145%, 10/01/13	526	569
6.250%, 12/01/13	955	1,035
4.870%, 01/01/14(c)	4,966	5,357
5.370%, 01/01/14	3,016	3,306
7.660%, 05/01/15	1,268	1,386

	Shares or
	Principal
	Amount($)	Value($)
6.590%, 05/01/16	941	1,023
5.500%, 01/01/17	1,782	1,929
5.967%, 11/01/17	3,894	4,324
5.500%, 01/01/18(c)	6,375	6,901
5.500%, 12/01/18	12,697	13,745
5.500%, 09/01/21	14,763	16,001
5.000%, 09/01/23	9,882	10,629
2.499%, 05/01/32(b)	150	157
2.667%, 10/01/32(b)	142	148
3.516%, 12/01/32(b)	18	19
5.152%, 03/01/33(b)(d)	5,621	5,977
2.510%, 04/01/33(b)	1,182	1,234
2.497%, 05/01/33(b)	392	409
3.255%, 05/01/33(b)	35	36
4.545%, 08/01/33(b)	5,257	5,544
2.687%, 10/01/33(b)	301	313
2.853%, 12/01/33(b)	3,173	3,302
2.050%, 07/01/34(b)	883	920
2.005%, 08/01/34(b)	3,221	3,338
4.563%, 08/01/34(b)(d)	5,701	5,878
2.385%, 10/01/34(b)	31	32
2.485%, 12/01/34(b)	4,818	5,025
2.454%, 01/01/35(b)	376	393
2.465%, 01/01/35(b)	445	465
4.158%, 01/01/35(b)	11,522	11,992
2.528%, 02/01/35(b)(c)	453	473
1.848%, 03/01/35(b)	1,200	1,225
2.453%, 03/01/35(b)	521	544
2.804%, 04/01/35(b)	6,325	6,581
2.803%, 05/01/35(b)	1,329	1,395
4.749%, 07/01/35(b)	3,390	3,599
3.247%, 08/01/35(b)	2,637	2,740
2.810%, 09/01/35(b)	214	224
5.116%, 09/01/35(b)(d)	7,040	7,481
2.621%, 01/01/36(b)(c)	10,426	10,882
4.538%, 01/01/36(b)	4,707	4,919
2.843%, 02/01/36(b)(c)	7,023	7,353
4.296%, 04/01/36(b)	10,504	10,906
3.482%, 06/01/36(b)	10,457	10,881
5.416%, 08/01/36(b)	11,715	12,291
5.594%, 10/01/36(b)(c)	2,295	2,414
5.280%, 11/01/36(b)	7,682	8,072
5.906%, 11/01/36(b)	5,190	5,519
2.949%, 12/01/36(b)	10,896	11,293
3.626%, 12/01/36(b)	424	443
3.418%, 01/01/37(b)	4,049	4,251
2.812%, 04/01/37(b)	1,158	1,211
4.420%, 07/01/37(b)	12,963	13,509
4.901%, 07/01/37(b)	10,764	11,229
5.457%, 08/01/37(b)	6,633	7,076
3.053%, 10/01/37(b)(c)	18,424	19,190
2.642%, 09/01/39(b)	170	177
6.500%, 07/25/40, TBA(d)	25,000	27,379

		518,940

Government National Mortgage Association (0.3%)
3.022%, 01/16/19	2,531	2,535
3.360%, 08/16/22	60	60
4.045%, 10/16/23	1,089	1,097
3.772%, 06/16/25	433	441
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
		4,133

Total U.S. Government Agency Mortgages		896,679

Repurchase Agreement (12.2%)
Banc of America Securities, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $175,000 (collateralized by U.S. Government Agencies; DN-055%, due 09/29/10-06/29/12; total market value $178,533)	175,000	175,000

Total Repurchase Agreement		175,000

Money Market Fund (0.2%)
Federated Government Obligations Money Market Fund	2,536,263	2,536

Total Money Market Fund		2,536

Total Investments (Cost $1,529,827)(e) — 106.7%		1,536,561
Liabilities in excess of other assets — (6.7)%		(96,006)

Net Assets — 100.0%		$1,440,555

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.4% of net assets as of June 30, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

DN	Discount Note

TBA	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.4%)
District of Columbia (2.6%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/27, Callable 10/01/11 @ 101, NATL-RE, AMT	1,000	1,017
Metropolitan Washington D.C. Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,175	2,336
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @ 100	2,000	2,124

		5,477

Puerto Rico (2.4%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	4,000	4,119
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Subser A, RB, 5.375%, 08/01/39, Callable 02/01/20 @ 100	1,000	1,001

		5,120

Virginia (91.4%)
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,000	1,017
Arlington County Industrial Development Authority Hospital Facilities, RB, 5.000%, 07/01/31, Callable 07/01/20 @ 100	2,500	2,541
Arlington County, GO, 5.000%, 03/15/15(a)	4,500	5,228
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/01/16 @ 100, NATL-RE	2,890	3,067
Capital Region Airport Commission, Ser A, RB, 5.000%, 07/01/18, Callable 07/01/15 @ 100, AGM	1,025	1,112
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,757
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770	2,041
Fairfax County, GO, 5.000%, 10/01/12	3,250	3,575
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100	2,374
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855	3,120

	Shares or
	Principal
	Amount($)	Value($)
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,189
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,700
Hampton, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,419
Hampton, GO, 5.000%, 01/15/20, Callable 01/15/19 @ 100	1,000	1,165
Hampton, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, NATL-RE/FGIC	1,000	1,070
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	6,100	6,804
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/11 @ 102, GNMA	400	405
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/11 @ 102, GNMA	500	505
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,051
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,404
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, AGM	1,500	1,697
Isle of Wight County, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	484
Isle of Wight County, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	765
Isle of Wight County, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	753
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215	2,431
Lexington Industrial Development Authority, Educational Facilities, Ser C, RB, 5.000%, 12/01/36, Callable 06/01/19 @ 100(b)	425	447
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, AGM	1,110	1,255
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,365
Loudoun County, Public Improvement, Ser B, GO, 5.000%, 06/01/14	3,500	4,011
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	1,986
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225	2,509
Newport News, GO, 5.250%, 07/01/15(a)	3,000	3,520
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,235
Pittsylvania County, Ser B, GO, 5.000%, 03/01/21, Callable 03/01/20 @ 100	1,000	1,122
Pittsylvania County, Ser B, GO, 5.000%, 03/01/22, Callable 03/01/20 @ 100	1,000	1,110
Portsmouth, GO, 5.000%, 07/01/15, NATL-RE	2,285	2,623
Portsmouth, GO, 4.000%, 12/01/15	1,635	1,813
Portsmouth, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000	1,120
Powhatan County, GO, 5.000%, 01/15/32, Callable 01/15/20 @ 100	1,580	1,680
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,954
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,025
Richmond, GO, 5.000%, 07/15/18	2,000	2,357
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435	1,559
Richmond, GO, 5.000%, 07/15/28, Callable 07/15/19 @ 100	750	819
Riverside Regional Jail Authority, RB, 4.250%, 07/01/10, Callable 5/1/10 @ 100	1,825	1,825
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, NATL-RE	2,000	2,142
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/17, Callable 07/01/12 @ 100, NATL-RE	1,945	2,034
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, NATL-RE	2,000	2,079

	Shares or
	Principal
	Amount($)	Value($)
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000	1,032
Roanoke, GO, 5.000%, 10/01/18	2,450	2,875
Roanoke, GO, 5.000%, 10/01/21, Callable 10/01/19 @ 100	1,000	1,146
Roanoke, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,702
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23, Callable 07/01/20 @ 100	1,340	1,339
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	1,092
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,483
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,375
Stafford County & Staunton Industrial Development Authority, Virginia Municipal League/Virginia Association of Counties Finance, Ser F, RB, 4.000%, 02/15/17	500	535
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Prerefunded 06/01/12 @ 100	1,155	1,207
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,940	5,520
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,814
Virginia Beach, Public Improvement, Ser B, GO, 5.000%, 05/01/13	2,500	2,793
Virginia Beach, Public Improvement, Ser C, GO, 5.000%, 09/15/16	2,325	2,731
Virginia College Building Authority, Education Facilities, Public Higher Educational Financing Project, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000	5,436
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	5,000	5,688
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,705	4,359
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,457
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,380
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,263
Virginia Public School Authority, School Financing, Ser A, RB, 5.000%, 08/01/30, Callable 08/01/20 @ 100	1,000	1,086
Virginia Public School Authority, School Financing, Ser C, RB, 4.750%, 08/01/27, Callable 08/01/19 @ 100	2,000	2,132
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,188
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775	3,301
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/35, Callable 11/01/20 @ 100	2,090	2,254
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/29, Callable 11/01/19 @ 100	1,000	1,102
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,382
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205	1,243
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,500	2,697
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, RB, 5.000%, 10/01/12, NATL-RE	1,320	1,429
Virginia State Public Building Authority Facilities, Ser B, RB, 5.000%, 08/01/20, Callable 08/01/19 @ 100	4,000	4,655
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/20, Callable 10/01/17 @ 100	2,000	2,279
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000	2,217

	Shares or
	Principal
	Amount($)	Value($)
Virginia State Resources Authority Clean Water, Revolving Fund, Ser B, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100	2,000	2,199
Virginia State, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,647
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	2,255	2,397
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE/FGIC	2,000	2,206

		191,905

Total Municipal Bonds		202,502

Money Market Fund (2.7%)
Federated Virginia Municipal Cash Trust	5,588,970	5,589

Total Money Market Fund		5,589

Total Investments (Cost $197,781)(c) — 99.1%		208,091
Other assets in excess of liabilities — 0.9%		1,834

Net Assets — 100.0%		$209,925

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (16.1%)
Banks (10.1%)
Bank of Nova Scotia, 0.230%, 07/21/10	23,500	23,500
BNP Paribas, 0.290%, 08/17/10	45,000	45,000
BNP Paribas, 0.380%, 10/12/10	39,500	39,500
Canadian Imperial Bank of Commerce, 0.200%, 07/21/10	46,000	46,000
Deutsche Bank AG, 0.280%, 07/22/10	29,100	29,100
Deutsche Bank AG, 0.450%, 07/30/10	24,000	24,001
HSBC Bank USA, 0.250%, 08/02/10	7,000	7,000
Rabobank, 0.270%, 07/20/10	25,000	25,000
Rabobank, 0.350%, 10/06/10	34,100	34,099
Societe Generale, 0.360%, 07/13/10(a)(b)	30,000	30,000
Societe Generale, 0.310%, 09/17/10	20,000	20,000
Toronto-Dominion Bank, 0.250%, 07/06/10	60,000	60,000
Toronto-Dominion Bank, 0.250%, 07/09/10	16,000	16,000
Toronto-Dominion Bank, 0.260%, 07/14/10	10,000	10,000
Toronto-Dominion Bank, 0.270%, 08/31/10	25,000	25,000
Toronto-Dominion Bank, 0.350%, 07/10/10(a)(b)	18,000	18,000

		452,200

Diversified Financial Services (6.0%)
Abbey National Treasury Services PLC, 0.360%, 07/11/10(a)(b)	40,000	40,000
Abbey National Treasury Services PLC, 0.400%, 09/24/10	18,000	18,000
Barclays Bank PLC, 0.370%, 07/12/10(a)(b)	50,000	50,000
Barclays Bank PLC, 0.353%, 08/25/10(a)	40,000	40,000
Barclays Bank PLC, 0.248%, 09/03/10(a)	30,000	30,000
Credit Suisse NY, 0.280%, 07/12/10	21,000	21,000
Credit Suisse NY, 0.280%, 07/29/10	43,000	43,000
Westpac Banking Corp., 0.340%, 09/27/10	25,800	25,800

		267,800

Total Certificates of Deposit		720,000

Commercial Paper (44.0%)
Banks (3.1%)
Banco Santander Central Hispano SA, 0.280%, 07/22/10(c)	40,000	39,994
HSBC Bank USA, 0.250%, 07/21/10(c)	40,000	39,994
HSBC Bank USA, 0.240%, 08/06/10(c)	19,000	18,995
HSBC Bank USA, 0.305%, 08/16/10(c)	39,800	39,785

		138,768

Consumer Discretionary (4.3%)
Emerson Electric Co., 0.050%, 07/01/10(c)(d)	20,000	20,000
Emerson Electric Co., 0.200%, 08/02/10(c)(d)	30,000	29,995

	Shares or
	Principal
	Amount($)	Value($)
Emerson Electric Co., 0.220%, 08/09/10(c)(d)	12,000	11,997
Vanderbilt University, 0.250%, 07/02/10	20,000	20,000
Wal-Mart Stores, Inc., 0.185%, 07/07/10(c)(d)	60,000	59,998
Wal-Mart Stores, Inc., 0.170%, 07/14/10(c)(d)	50,000	49,997

		191,987

Consumer Staples (3.2%)
PepsiCo, Inc., 0.190%, 07/20/10(c)(d)	50,000	49,995
Procter & Gamble Co., 0.180%, 07/02/10(c)(d)	40,000	40,000
Procter & Gamble Co., 0.240%, 07/06/10(c)(d)	25,000	24,999
Procter & Gamble Co., 0.150%, 07/19/10(c)(d)	30,000	29,998

		144,992

Diversified Financial Services (28.0%)
Allianz Finance Corp., 0.250%, 07/08/10(c)(d)	55,000	54,997
Allianz Finance Corp., 0.280%, 08/03/10(c)(d)	6,000	5,998
Alpine Securitization Corp., 0.330%, 07/09/10(c)(d)	19,000	18,999
Alpine Securitization Corp., 0.320%, 07/20/10(c)(d)	48,000	47,992
American Honda Finance Corp., 0.220%, 07/06/10(c)	8,000	8,000
American Honda Finance Corp., 0.230%, 07/07/10(c)	20,000	19,999
American Honda Finance Corp., 0.170%, 07/15/10(c)	15,000	14,999
BlackRock, Inc., 0.240%, 07/01/10(c)(d)	40,000	40,000
BlackRock, Inc., 0.230%, 07/13/10(c)(d)	5,000	5,000
ENI Finance USA, Inc., 0.350%, 07/09/10(c)(d)	30,000	29,998
ENI Finance USA, Inc., 0.360%, 07/15/10(c)(d)	22,000	21,997
ENI Finance USA, Inc., 0.370%, 07/22/10(c)(d)	25,000	24,995
ENI Finance USA, Inc., 0.340%, 07/27/10(c)(d)	12,000	11,997
Fairway Finance Corp., 0.330%, 07/09/10(c)(d)	33,000	32,998
Fairway Finance Corp., 0.320%, 07/16/10(c)(d)	15,000	14,998
Fairway Finance Corp., 0.310%, 07/23/10(c)(d)	20,006	20,002
Falcon Asset Securitization Corp., 0.320%, 07/14/10(c)(d)	25,000	24,997
Falcon Asset Securitization Corp., 0.320%, 07/23/10(c)(d)	14,000	13,997
General Electric Capital Corp., 0.270%, 08/24/10(c)	25,000	24,990
General Electric Capital Corp., 0.250%, 08/27/10(c)	42,000	41,983
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
JPMorgan Chase & Co., 0.240%, 07/01/10(c)	7,000	7,000
JPMorgan Chase & Co., 0.250%, 07/08/10(c)	40,000	39,998
Jupiter Securitization Co. LLC, 0.320%, 07/20/10(c)(d)	22,500	22,496
Jupiter Securitization Co. LLC, 0.380%, 08/19/10(c)(d)	22,500	22,488
KfW, 0.230%, 07/16/10(c)(d)	30,000	29,997
KfW, 0.260%, 07/21/10(c)(d)	46,000	45,993
KfW, 0.220%, 08/20/10(c)(d)	14,000	13,996
Liberty Street Funding Corp., 0.330%, 07/07/10(c)(d)	30,000	29,998
Liberty Street Funding Corp., 0.320%, 07/12/10(c)(d)	27,000	26,997
Liberty Street Funding Corp., 0.280%, 07/26/10(c)(d)	10,000	9,998
Market Street Funding Corp., 0.310%, 07/02/10(c)(d)	35,000	35,000
Market Street Funding Corp., 0.310%, 07/14/10(c)(d)	10,000	9,999
Missouri Development Finance Board, 0.300%, 07/14/10	9,085	9,085
National Australia Funding LLC, 0.230%, 07/01/10(c)(d)	17,000	17,000
National Australia Funding LLC, 0.265%, 07/06/10(c)(d)	20,000	19,999
Nestle Finance International Ltd., 0.210%, 08/17/10(c)	30,000	29,992
Nestle Finance International Ltd., 0.220%, 08/23/10(c)	61,300	61,280
Nestle Finance International Ltd., 0.250%, 08/25/10(c)	9,000	8,997
New York Life Insurance Capital Corp., 0.260%, 07/15/10(c)(d)	25,000	24,998
New York Life Insurance Capital Corp., 0.260%, 07/23/10(c)(d)	6,000	5,999
New York Life Insurance Capital Corp., 0.200%, 07/26/10(c)(d)	7,000	6,999
New York Life Insurance Capital Corp., 0.230%, 08/03/10(c)(d)	17,000	16,996
New York Life Insurance Capital Corp., 0.310%, 08/24/10(c)(d)	12,000	11,994
Novartis Finance Corp., 0.080%, 07/01/10(c)(d)	15,000	15,000
Old Line Funding LLC, 0.320%, 07/06/10(c)(d)	12,000	12,000
Old Line Funding LLC, 0.320%, 07/12/10(c)(d)	12,000	11,999
Old Line Funding LLC, 0.320%, 07/14/10(c)(d)	16,000	15,998
Old Line Funding LLC, 0.320%, 07/15/10(c)(d)	13,000	12,998
Old Line Funding LLC, 0.320%, 07/20/10(c)(d)	14,000	13,998
Rabobank, 0.250%, 07/06/10(c)	20,000	19,999
Straight-A Funding LLC, 0.250%, 07/01/10(c)(d)	17,000	17,000
Straight-A Funding LLC, 0.250%, 07/08/10(c)(d)	8,500	8,500

	Shares or
	Principal
	Amount($)	Value($)
Straight-A Funding LLC, 0.240%, 07/12/10(c)(d)	12,000	11,999
Straight-A Funding LLC, 0.350%, 07/13/10(c)(d)	15,000	14,998
Straight-A Funding LLC, 0.320%, 07/16/10(c)(d)	10,000	9,999
Straight-A Funding LLC, 0.350%, 07/19/10(c)(d)	37,000	36,994
Straight-A Funding LLC, 0.400%, 09/16/10(c)(d)	10,000	9,991
Toyota Motor Credit Corp., 0.330%, 07/29/10(c)	10,000	9,997
Westpac Banking Corp., 0.310%, 08/30/10(c)(d)	45,000	44,977

		1,252,682

Information Technology (2.4%)
IBM Corp., 0.180%, 07/01/10(c)(d)	23,000	23,000
IBM Corp., 0.160%, 07/07/10(c)(d)	23,000	22,999
United Technologies Corp., 0.050%, 07/01/10(c)(d)	60,000	60,000

		105,999

Utilities (3.0%)
E.ON AG, 0.300%, 07/06/10(c)(d)	30,000	29,999
E.ON AG, 0.290%, 07/08/10(c)(d)	25,000	24,998
E.ON AG, 0.290%, 08/09/10(c)(d)	12,000	11,996
GDF Suez, 0.340%, 07/06/10(c)(d)	17,000	16,999
GDF Suez, 0.340%, 07/15/10(c)(d)	25,000	24,997
GDF Suez, 0.350%, 07/19/10(c)(d)	25,000	24,996

		133,985

Total Commercial Paper		1,968,413

Corporate Bonds (2.7%)
Banks (1.9%)
International Bank for Reconstruction & Development, 0.180%, 07/09/10(c)	15,000	14,999
Wachovia Corp., Ser G, MTN, 0.280%, 07/01/10(a)(b)	24,000	24,001
Wachovia Corp., Ser G, MTN, 0.425%, 07/26/10(a)(b)	4,000	4,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Westpac Banking Corp., 0.436%, 08/13/10(a)(d)	43,000	43,001

		86,001

Diversified Financial Services (0.2%)
JPMorgan Chase & Co., 0.474%, 07/17/10(a)(b)	10,000	10,009

Diversified Operations (0.6%)
3M Co., 5.610%, 12/12/10(a)(d)	25,465	26,064

Total Corporate Bonds		122,074

Municipal Bonds (14.3%)
Arizona (0.4%)
Arizona Health Facilities Authority, Banner Health System, Ser C, RB, 0.210%, 07/07/10, LOC: Bank of Nova Scotia(a)(b)	19,000	19,000

California (2.5%)
California Educational Facilities Authority, University of San Francisco, Ser B, RB, 0.190%, 07/07/10, LOC: Bank of America N.A.(a)(b)	6,000	6,000
California Municipal Finance Authority Exempt Facilities, Exxon Mobil Corp. Project, RB, 0.110%, 07/01/10, AMT(a)(b)	24,705	24,705
California Pollution Control Financing Authority Exempt Facilities, Exxon Capital Venture, Inc. Exxon Mobil Project, RB, 0.110%, 07/01/10, AMT(a)(b)	13,895	13,895
California Pollution Control Financing Authority, Solid Waste Disposal, Ser A, RB, 0.230%, 07/07/10, LOC: JPMorgan Chase & Co., AMT(a)(b)	18,600	18,600
California State Department of Water Resources Power Supply, Ser B-6, RB, 0.220%, 07/01/10, LOC: State Street Banking & Trust Co.(a)(b)	3,000	3,000
California State Economic Recovery, Ser C-5, GO, 0.160%, 07/01/10, LOC: Bank of America N.A.(a)(b)	6,500	6,500
California State, Ser B, Subser B-3, GO, 0.200%, 07/07/10, LOC: JPMorgan Chase & Co.(a)(b)	16,400	16,400
California Statewide Communities Development Authority, Cottage Health System, Ser D, RB, 0.260%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	12,940	12,940

	Shares or
	Principal
	Amount($)	Value($)
California Statewide Communities Development Authority, Cottage Health System, Ser E, RB, 0.260%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	10,000	10,000

		112,040

Delaware (0.1%)
Delaware State Health Facilities Authority, Bayhealth Medical Center, Inc., Ser B, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	5,050	5,050

District of Columbia (0.5%)
Metropolitan Washington Airports, 0.300%, 10/07/10	20,000	20,000

Florida (0.2%)
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	7,275	7,275
Miami-Dade County Industrial Development Authority, South Florida Stadium Corp., RB, 0.350%, 07/01/10, LOC: TD Bank N.A.(a)(b)	3,250	3,250

		10,525

Georgia (0.4%)
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	16,500	16,500

Illinois (1.5%)
Illinois Finance Authority, Chicago Symphony Orchestra, RB, 0.280%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	35,000	35,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser D, RB, 0.190%, 07/07/10, LOC: Northern Trust Co.(a)(b)	16,800	16,800
Illinois Finance Authority, OSF Healthcare System, Ser C, RB, 0.230%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	5,200	5,200
Illinois Finance Authority, Rush-Copley University Medical Center, Inc., Ser A, RB, 0.250%, 07/01/10, LOC: Northern Trust Co.(a)(b)	12,000	12,000

		69,000

Indiana (0.3%)
Indiana Finance Authority Health System, Sisters of St. Francis Health Services, Inc., Ser F, RB, 0.250%, 07/01/10, LOC: Bank of New York(a)(b)	7,640	7,640
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Indiana Finance Authority Health System, Sisters of St. Francis Health Services, Inc., Ser G, RB, 0.250%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	6,000	6,000

		13,640

Kentucky (0.2%)
Boone County Pollution Control, Duke Energy Kentucky, Inc. Project, Ser A, RB, 0.180%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	6,500	6,500
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-4, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	4,000	4,000

		10,500

Louisiana (0.2%)
East Baton Rouge Parish Pollution Control, Exxon Mobil Corp. Project, RB, 0.100%, 07/01/10(a)(b)	10,000	10,000

Maryland (0.0%)
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	2,000	2,000

Mississippi (1.5%)
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser A, RB, 0.130%, 07/01/10(a)(b)	28,300	28,300
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser C, RB, 0.130%, 07/01/10(a)(b)	13,000	13,000
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser B, RB, 0.130%, 07/01/10(a)(b)	26,400	26,400

		67,700

Missouri (0.3%)
Missouri State Health & Educational Facilities Authority, St. Luke’s Health System, Inc., Ser A, RB, 0.240%, 07/07/10, LOC: Bank of America N.A.(a)(b)	11,400	11,400

New Jersey (0.0%)
New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Holding, Inc., Ser B, RB, 0.250%, 07/01/10, LOC: TD Bank N.A.(a)(b)	1,200	1,200

New Mexico (0.2%)
New Mexico Educational Assistance Foundation, Ser A-1, RB, 0.280%, 07/07/10, Guaranteed Student Loans, AMT(a)(b)	3,250	3,250

	Shares or
	Principal
	Amount($)	Value($)
New Mexico Educational Assistance Foundation, Ser A-2, RB, 0.280%, 07/07/10, Guaranteed Student Loans, AMT(a)(b)	4,750	4,750

		8,000

New York (0.5%)
Monroe County Industrial Development Agency, Cherry Ridge Apartments LLC, RB, 0.230%, 07/01/10, LOC: HSBC Bank N.A.(a)(b)	6,085	6,085
New York City Industrial Development Agency Civic Facility, The Convent of the Sacred Heart School of New York, RB, 0.280%, 07/01/10, LOC: Wachovia Bank N.A.(a)(b)	8,250	8,250
New York State Housing Finance Agency, River Place II LLC, Ser A, RB, 0.230%, 07/07/10, LOC: Bank of New York, AMT(a)(b)	6,000	6,000

		20,335

Ohio (0.2%)
Cuyahoga County Housing Revenue, Euclid Avenue Housing Corp., Ser A, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	7,000	7,000

Oregon (0.5%)
Clackamas County Hospital Facility Authority, Legacy Health System, Ser A, RB, 0.210%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	10,000	10,000
Clackamas County Hospital Facility Authority, Legacy Health System, Ser C, RB, 0.210%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	10,000	10,000

		20,000

Pennsylvania (0.8%)
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Ser C, RB, 0.180%, 07/07/10, LOC: PNC Bank N.A.(a)(b)	3,900	3,900
Delaware County Industrial Development Authority, Airport Facilities, United Parcel Service Project, RB, 0.150%, 07/01/10(a)(b)	1,700	1,700
Lancaster Industrial Development Authority, Willow Valley Retirement Communities, Ser B, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	10,000	10,000
Pennsylvania Housing Finance Agency, Single Family Mortgage, Ser 85C, RB, 0.230%, 07/07/10, LOC: FNMA/FHLMC, AMT(a)(b)	6,600	6,600
Pennsylvania State Higher Educational Facilities Authority, Gannon University, RB, 0.280%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	3,300	3,300
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Philadelphia Authority for Industrial Development, Bakers Bay Elderly Associates, RB, 0.280%, 07/01/10, GNMA(a)(b)	3,365	3,365
Pittsburgh Water & Sewer Authority, First Lien, Ser B2, RB, 0.270%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	8,875	8,875

		37,740

Texas (0.5%)
Brazos River Harbor Navigation District of Brazoria County Environmental, Merey Sweeney LP Project, Ser A, RB, 0.190%, 07/01/10, LOC: JPMorgan Chase & Co., AMT(a)(b)	3,000	3,000
Harris County Health Facilities Development Authority, Baylor College of Medicine, Ser A2, RB, 0.170%, 07/01/10, LOC: Bank of America N.A.(a)(b)	15,000	15,000
Harris County Industrial Development Corp. Pollution Control, RB, 0.100%, 07/01/10(a)(b)	1,040	1,040
Lower Neches Valley Authority, Industrial Development Corp. Exempt Facilities, Mobil Oil Refining Corp. Project, RB, 0.120%, 07/01/10, AMT(a)(b)	3,600	3,600

		22,640

Virginia (0.8%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.340%, 07/01/10, LOC: Banking & Trust Co.(a)(b)	9,600	9,600
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 0.250%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	6,885	6,885
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 0.190%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	3,400	3,400
Portsmouth Redevelopment & Housing Authority Multifamily Housing, Phoebus Square Apartments Project, RB, 0.280%, 07/01/10, LOC: Bank of America N.A.(a)(b)	6,000	6,000
Virginia Commonwealth University, Health System Authority, Ser C, RB, 0.210%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	8,750	8,750

		34,635

Washington (1.3%)
Tulalip Tribes of the Tulalip Reservation, Capital Projects, RB, 0.270%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	8,530	8,530

	Shares or
	Principal
	Amount($)	Value($)
Washington Economic Development Finance Authority, Solid Waste Disposal, Waste Management, Inc., Ser D, RB, 0.250%, 07/01/10, LOC: JPMorgan Chase & Co., AMT(a)(b)	12,000	12,000
Washington Health Care Facilities Authority, Multicare Health System, Ser A, RB, 0.250%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	10,500	10,500
Washington Health Care Facilities Authority, Multicare Health System, Ser B, RB, 0.260%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	10,000	10,000
Washington Health Care Facilities Authority, Swedish Health Services, Ser C, RB, 0.210%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	18,000	18,000

		59,030

West Virginia (0.1%)
West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc., Ser A, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	5,000	5,000

Wisconsin (0.8%)
University Hospitals & Clinics Authority, Ser B, RB, 0.230%, 07/01/10, GO of Authority(a)(b)	27,700	27,700
Wisconsin State Health & Educational Facilities Authority, National Regency of New Berlin, Inc., RB, 0.160%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	5,800	5,800

		33,500

Wyoming (0.5%)
Lincoln County Pollution Control, Exxon Mobil Corp. Project, Ser C, RB, 0.100%, 07/01/10(a)(b)	23,920	23,920

Total Municipal Bonds		640,355

U.S. Government Agencies (4.3%)
Federal Farm Credit Bank (1.1%)
0.321%, 07/03/10(a)(b)	47,000	47,000

Federal Home Loan Bank (1.5%)
0.500%, 10/18/10	800	800
0.500%, 03/14/11, Callable 08/26/10 @ 100	20,000	20,000
0.550%, 04/12/11, Callable 07/26/10 @ 100	30,000	30,000
0.570%, 04/13/11, Callable 09/29/10 @ 100	20,000	20,000

		70,800

Federal National Mortgage Association (1.7%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
0.188%, 07/13/10(a)(b)	75,000	74,999

Total U.S. Government Agency		192,799

Repurchase Agreements (6.0%)
Banc of America Securities, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $15,248 (collateralized by U.S. Treasury Note; 2.750%, due 02/15/19; total market value $15,553)	15,248	15,248
BNP Paribas, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $52,448 (collateralized by U.S. Government Agencies; DN, due 01/15/30-04/15/30; total market value $53,497)	52,448	52,448
Commerzbank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $149,194 (collateralized by U.S. Treasury Bills; DN, due 08/05/10-10/21/10; total market value $152,180)	149,194	149,194
Deutsche Bank AG, 0.030%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $8,878 (collateralized by U.S. Government Agencies; 3.300%-4.300%, due 09/17/15-05/13/19; total market value $9,058)	8,878	8,878
HSBC Securities, Inc., 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $39,776 (collateralized by U.S. Treasury Note; 3.375%, due 11/15/19; total market value $40,575)	39,776	39,776
UBS Warburg LLC, 0.080%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $2,967 (collateralized by U.S. Treasury Bill; DN, due 08/12/10; total market value $3,030)	2,967	2,967

Total Repurchase Agreements		268,511

Money Market Funds (8.9%)
Dreyfus Cash Management Fund	200,000,000	200,000
JPMorgan Prime Money Market Fund	200,000,000	200,000
JPMorgan U.S. Government Money Market Fund	950,000	950

Total Money Market Funds		400,950

Time Deposits (3.9%)
BNP Paribas, 0.040%, 07/01/10(a)(b)	46,865	46,865
Calyon, 0.030%, 07/01/10(a)(b)	67,188	67,188
Societe Generale, 0.050%, 07/01/10(a)(b)	60,009	60,009

Total Time Deposits		174,062

Total Investments (Cost $4,487,164)(e) — 100.2%		4,487,164
Liabilities in excess of other assets — (0.2)%		(6,908)

Net Assets — 100.0%		$4,480,256

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rate represents the effective yield at purchase.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 35.3% of net assets as of June 30, 2010.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMT	Income subject to Alternative Minimum Tax

DN	Discount Note

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	Security guaranteed by Federal National Mortgage Association

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

MTN	Medium Term Note

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Commercial Paper (12.8%)
California (1.4%)
Riverside County Teeter Finance, 0.270%, 07/07/10	20,400	20,400

Illinois (0.5%)
Illinois Finance Authority, 0.280%, 07/13/10	7,970	7,970

Maryland (0.9%)
Johns Hopkins University, 0.280%, 08/10/10	13,277	13,277

Minnesota (1.5%)
Rochester Minnesota Health Care, 0.300%, 07/13/10	10,000	10,000
University of Minnesota, 0.220%, 07/08/10	12,000	12,000

		22,000

Missouri (3.2%)
Missouri Development Finance Board, 0.300%, 07/14/10	25,356	25,356
Missouri Development Finance Board, 0.300%, 07/14/10	21,000	21,000
Missouri Development Finance Board, 0.300%, 07/14/10	2,270	2,270

		48,626

North Carolina (1.4%)
Board of Governors University, Inc., 0.180%, 07/20/10	11,102	11,102
Board of Governors University, Inc., 0.300%, 08/03/10	10,000	10,000

		21,102

Texas (0.3%)
Houston Texas, 0.280%, 07/08/10	3,900	3,900

Wisconsin (3.6%)
Wisconsin Health & Educational Facilities Authority, 0.300%, 08/03/10	19,970	19,970
Wisconsin Health & Educational Facilities Authority, 0.380%, 10/04/10	35,000	35,000

		54,970

Total Commercial Paper		192,245

Municipal Bonds (87.0%)
Alabama (3.4%)
Birmingham Medical Clinic Board, University of Alabama Health Services Foundation P.C., RB, 0.350%, 07/02/10, LOC: Wells Fargo Bank N.A.(a)(b)	13,060	13,060
Birmingham Special Care Facilities Financing Authority, Methodist Home for the Aging, RB, 0.350%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)(c)	5,725	5,725

	Shares or
	Principal
	Amount($)	Value($)
Columbia Industrial Development Board Pollution Control, Alabama Power Co. Project, Ser C, RB, 0.190%, 07/01/10(a)(b)	7,500	7,500
Eutaw Industrial Development Board Pollution Control, Power Co. Project, RB, 0.120%, 07/01/10(a)(b)	9,600	9,600
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.330%, 07/06/10(a)(b)(d)	15,000	15,000

		50,885

California (1.6%)
California State Economic Recovery, Ser C-4, GO, 0.100%, 07/01/10, LOC:
JPMorgan Chase & Co.(a)(b)	10,900	10,900
California Statewide Communities Development Authority Pollution Control, Chevron USA, Inc. Project, RB, 0.140%, 07/01/10, LOC: Chevron Corp.(a)(b)	12,845	12,845

		23,745

Colorado (1.1%)
Colorado Educational & Cultural Facilities Authority, Milwaukee Jewish Federation Bond Program, RB, 0.150%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	11,590	11,590
Westminster Economic Development Authority Tax Increment, Mandalay Gardens, RB, 0.300%, 07/07/10, LOC:
U.S. Bank N.A.(a)(b)	4,650	4,650

		16,240

Delaware (1.1%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.150%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	16,000	16,000

District of Columbia (5.6%)
District of Columbia, American Educational Research Association, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	7,150	7,150
District of Columbia, The Pew Charitable Trusts, Ser A, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	47,000	47,000
Metropolitan Washington Airports, 0.300%, 10/07/10	30,000	30,000

		84,150

Florida (2.2%)
Jacksonville Economic Development Commission, Goodwill Industries of North Florida Project, RB, 0.450%, 07/02/10, LOC: Southtrust Bank N.A.(a)(b)	3,240	3,240
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 0.320%, 07/01/10, LOC: Bank of America N.A.(a)(b)	6,350	6,350
Palm Beach County Economic Development, YMCA of South Palm Beach County, Inc., RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	8,095	8,095
Palm Beach County, Caron Foundation of Florida, Inc. Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	8,915	8,915
Pinellas County Health Facility Authority, Ser A2, RB, 0.290%, 07/01/10(a)(b)	6,000	6,000

		32,600

Georgia (2.9%)
Columbia County Development Authority, Augusta Preparatory Day School, Inc., RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)(c)	2,500	2,500
Columbia County Elderly Authority Residential Care Facilities, Resource Center on Aging, RB, 0.320%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	5,160	5,160
Fayette County Development Authority Educational Facilities, Catholic School Properties, Inc. Project, RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	12,550	12,550
Fulton County Development Authority Educational Facilities, Catholic School Properties, Inc., RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)(c)	6,230	6,230
Fulton County Development Authority, Kings Ridge Christian School, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	3,000	3,000
Private Colleges & Universities Authority, Emory University, Ser B-3, RB, 0.220%, 07/01/10(a)(b)	13,925	13,925

		43,365

Hawaii (1.9%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.220%, 07/07/10, RADIAN, LOC: Bank of Nova Scotia(a)(b)	10,120	10,120

	Shares or
	Principal
	Amount($)	Value($)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 0.220%, 07/07/10, RADIAN, LOC: Bank of Nova Scotia(a)(b)	18,450	18,450

		28,570

Illinois (11.2%)
Illinois Development Finance Authority, Fenwick High School, Inc. Project, RB, 0.250%, 07/07/10, LOC: JPMorgan Chase & Co.(a)(b)	12,000	12,000
Illinois Development Finance Authority, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	6,629	6,629
Illinois Development Finance Authority, St. Vincent de Paul Center, RB, 0.370%, 11/15/39, Mandatory Put 03/02/11 @ 100(a)	28,300	28,300
Illinois Educational Facilities Authority, Field Museum Natural History, RB, 0.220%, 07/07/10, LOC: Northern Trust Co.(a)(b)(c)	8,300	8,300
Illinois Finance Authority, 0.300%, 07/08/10	24,000	24,000
Illinois Finance Authority, 0.300%, 08/04/10	20,000	20,000
Illinois Finance Authority, Chicago Symphony Orchestra, RB, 0.280%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	10,000	10,000
Illinois Finance Authority, Elim Christian Services Project, RB, 0.300%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	11,940	11,940
Illinois Finance Authority, Northwestern University, Subser A, RB, 0.400%, 12/01/34, Mandatory Put 03/01/11 @ 100(a)	7,500	7,500
Illinois Finance Authority, Northwestern University, Subser C, RB, 0.320%, 12/01/46, Mandatory Put 03/01/11 @ 100(a)	8,000	8,000
Illinois Finance Authority, Resurrection Health, Ser C, RB, 0.320%, 07/01/10, LOC: LaSalle Bank N.A.(a)(b)	32,235	32,235

		168,904

Indiana (5.3%)
Crawfordville, IDR, National Service Industrial, Inc. Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)(c)	4,000	4,000
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 0.250%, 07/07/10, LOC: JPMorgan Chase & Co.(a)(b)	19,200	19,200
Indiana Development Finance Authority, Republic Services, Inc., RB, 0.140%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	13,950	13,950
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Indiana Finance Authority Health System, Sisters of St. Francis Health Services, Inc.,Ser H, RB, 0.220%, 07/07/10, LOC: JPMorgan Chase & Co.(a)(b)	16,300	16,300
Indiana State Finance Authority, Ascension Health, Ser E-5, RB, 0.200%, 07/07/10(a)(b)	6,200	6,200
Indiana State Finance Authority, EDR, Goodwill Industries of Central Indiana, Inc., RB, 0.300%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	10,200	10,200
Marion Economic Development, Wesleyan University Project, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	10,000	10,000

		79,850

Iowa (1.2%)
Iowa Financing Authority, Diocese of Sioux City Project, RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	5,115	5,115
Iowa Higher Education Loan Authority, St. Ambrose University, RB, 0.160%, 07/01/10, LOC: Northern Trust Co.(a)(b)	8,600	8,600
Webster County Educational Facilities, St. Edmond Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	4,425	4,425

		18,140

Kentucky (1.9%)
Boyle County College, Centre College Project, Ser A, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	24,000	24,000
Simpson County Hospital, The Medical Center at Franklin, Inc., RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	4,250	4,250

		28,250

Louisiana (1.1%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	13,600	13,600
Louisiana Local Government Environmental Facilities and Community Development, SRL Holdings LLC Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	3,520	3,520

		17,120

Maryland (4.8%)
Howard County, Glenelg Country School, Inc., RB, 0.280%, 07/02/10, LOC: PNC Bank N.A.(a)(b)	5,400	5,400
Johns Hopkins University, 0.270%, 09/15/10	8,043	8,043

	Shares or
	Principal
	Amount($)	Value($)
Maryland Health & Higher Educational Facilities Authority, 0.270%, 08/03/10	15,150	15,150
Maryland Industrial Development Financing Authority Port Facilities, Occidental Petroleum Corp., RB, 0.200%, 07/05/10(a)(b)	10,000	10,000
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	2,900	2,900
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	18,000	18,000
Maryland State Health & Higher Education Facilities Authority, Severn School, Inc., RB, 0.280%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	7,400	7,400
Maryland State Health & Higher Education Facilities Authority, Upper Chesapeake Hospital, Ser B, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	5,960	5,960

		72,853

Massachusetts (2.3%)
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 0.480%, 11/01/33, Mandatory Put 07/07/11 @ 100(a)(b)	7,747	7,747
Massachusetts Health & Educational Facilities Authority, The Children’s Hospital Corp., Ser N-2, RB, 0.180%, 07/01/10, LOC: TD Bank N.A.(a)(b)	12,750	12,750
Massachusetts Health & Educational Facilities Authority, Williams College, Ser M, RB, 0.450%, 10/07/10, Mandatory Put 04/07/11 @ 100(a)(b)	12,400	12,400
Massachusetts State Industrial Finance Agency, Automatic Data Processing, Inc., RB, 0.420%, 07/01/10(a)(b)	1,000	1,000

		33,897

Minnesota (1.3%)
Minnesota State Higher Education Facilities Authority, William Mitchell, Ser 5-S, RB, 0.300%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	9,865	9,865
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
University of Minnesota, 0.280%, 08/05/10	9,500	9,500

		19,365

Mississippi (1.3%)
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser E, RB, 0.090%, 07/01/10, LOC: Chevron Corp.(a)(b)	6,750	6,750
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser F, RB, 0.090%, 07/01/10, LOC: Chevron Corp.(a)(b)	6,150	6,150
Mississippi Business Finance Corp., Horn Island Realty LLC, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	7,115	7,115

		20,015

Missouri (0.4%)
St. Joseph Industrial Development Authority Health Facilities, Heartland Regional Medical Center, Ser A, RB, 0.180%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	6,000	6,000

Nebraska (0.3%)
Madison County Hospital Authority No. 001, Faith Regional Health Services, Ser B, RB, 0.300%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	5,000	5,000

Nevada (1.0%)
Las Vegas Valley Water, 0.240%, 08/05/10	15,000	15,000

New York (2.0%)
New York Liberty Development Corp., World Trade Center Project, Ser A, RB, 0.500%, 01/18/11, Callable 10/12/10 @ 100(a)(b)	30,675	30,677

North Carolina (4.1%)
Charlotte Airport, Ser C, RB, 0.230%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	6,345	6,345
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	3,500	3,500
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	6,140	6,140
North Carolina Capital Facilities Finance Agency, Educational Facilities, Countryside Montessori School, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	7,500	7,500

	Shares or
	Principal
	Amount($)	Value($)
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 0.300%, 07/01/10(a)(b)	4,820	4,820
North Carolina Educational Facilities Finance Agency, Gardner-Webb University, RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)(c)	2,400	2,400
North Carolina Medical Care Commission, Health Care Facilities, Aston Park Health Care Center Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	2,000	2,000
North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement Community, Inc., Ser B, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	5,000	5,000
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	14,295	14,295
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	3,560	3,560

		61,660

Ohio (2.9%)
Lima Memorial Hospital Project, RB, 0.270%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	19,050	19,050
Ohio State University (The), Ser B, RB, 0.220%, 07/07/10(a)(b)	25,000	25,000

		44,050

Pennsylvania (5.5%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 0.380%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	7,300	7,300
Allegheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 0.280%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	4,200	4,200
Beaver County Industrial Development Authority Pollution Control, Firstenergy Nuclear Generation Corp., RB, 0.180%, 07/01/10, LOC: Barclays Bank PLC(a)(b)	8,000	8,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Cumberland County Municipal Authority, Obligated Group Project, Ser A, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	3,095	3,095
Delaware County Industrial Development Authority, Airport Facilities, United Parcel Service Project, RB, 0.150%, 07/01/10(a)(b)	10,300	10,300
Doylestown Hospital Authority Revenue, Ser B, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	11,700	11,700
Huntington County General Authority College, Juniata College Project, Ser A, RB, 0.280%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	4,400	4,400
Southeastern Transportation Authority, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)(d)	24,440	24,440
Washington County Hospital Authority, Hospital Project, Ser B, RB, 0.280%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	9,500	9,500

		82,935

South Carolina (1.7%)
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	4,640	4,640
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	6,000	6,000
South Carolina Jobs-Economic Development Hospital Authority, Tuomey Regional Medical Center, RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	6,440	6,440
University of South Carolina Development Foundation, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	3,970	3,970

		24,910

Tennessee (5.7%)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-1-A, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	4,200	4,200

	Shares or
	Principal
	Amount($)	Value($)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-10-A, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	4,630	4,630
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-A, RB, 0.260%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	7,700	7,700
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-B, RB, 0.260%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	9,350	9,350
Bristol Health & Educational Facilities Board, King College Project, RB, 0.400%, 07/01/10, LOC: Bank of America N.A.(a)(b)	6,200	6,200
Clarksville Public Building Authority, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	9,080	9,080
Dayton Industrial Development Board, IDR, La-Z-Boy Chair Co. Project, RB, 0.450%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)(c)	4,350	4,350
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 0.230%, 07/07/10, LOC: LaSalle Bank N.A.(a)(b)	11,910	11,910
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Ser B, RB, 0.230%, 07/01/10(a)(b)	11,035	11,035
Montgomery County Public Building Authority Pooled Financing Government Obligation, RB, 0.420%, 07/01/10, LOC: Bank of America N.A.(a)(b)(c)	2,200	2,200
Sevier County Public Building Authority, Local Government Public Improvement, Ser V-V-B-1, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	5,220	5,220
Shelby County Tennessee Health Educational & Housing Facilities Board, Gables-Tennessee Properties LLC, RB, 0.220%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	9,300	9,300

		85,175

Texas (3.5%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 0.300%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	8,660	8,660
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 0.250%, 07/07/10, LOC: HSBC Bank USA N.A.(a)(b)	13,300	13,300
Harris County, Toll Road Senior Lien, Ser B-2, RB, 2.000%, 08/15/21, Mandatory Put 08/12/10 @ 100(a)	11,635	11,655
Texas State, Tax & Revenue Anticipation Notes, RB, 2.500%, 08/31/10	19,450	19,519

		53,134

Utah (0.2%)
Jordanelle Special Service District Special Assessment, Tuhaye Project, RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	3,720	3,720

Virginia (5.0%)
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser C, RB, 0.260%, 07/07/10(a)(b)	2,795	2,795
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, Ser B, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	7,815	7,815
Lynchburg Industrial Development Authority, Centra Health, Inc., Ser C, RB, 0.330%, 07/01/10, NATL-RE, LOC: Branch Banking & Trust Co.(a)(b)	19,945	19,945
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	12,945	12,945
University of Virginia, 0.200%, 07/08/10	8,250	8,250
Virginia Beach Development Authority, Ocean Ranch Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)(c)	1,275	1,275
Virginia Commonwealth University Health System Authority, Ser A, RB, 0.130%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	7,400	7,400
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.190%, 07/01/10, AMBAC/County Guaranteed(a)(b)(d)	1,800	1,800

	Shares or
	Principal
	Amount($)	Value($)
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.190%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	12,700	12,700

		74,925

Washington (1.5%)
Bremerton, Kitsap Regional Conference, RB, 0.400%, 07/01/10, LOC: Bank of America N.A.(a)(b)	5,005	5,005
Washington State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Ser B, RB, 0.140%, 07/01/10, LOC: JPMorgan Chase Bank(a)(b)	9,100	9,100
Washington State Housing Finance Commission, Multifamily Housing, Lake City Senior Apartments Project, RB, 0.240%, 07/07/10, FHLMC(a)(b)	4,000	4,000
Washington State Housing Finance Commission, Nonprofit, Evergreen School Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	4,555	4,555

		22,660

West Virginia (0.6%)
Monongalia County Building Commission Hospital, Monongalia General Hospital, Ser A, RB, 0.330%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	9,650	9,650

Wisconsin (2.4%)
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee, Inc., 0.250%, 07/07/10, LOC: JPMorgan Chase & Co.(a)(b)	10,000	10,000
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.200%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	4,440	4,440
Wisconsin State Health & Educational Facilities Authority, Benevolent Corp. Cedar Community, 0.300%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)(d)	13,360	13,360
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Wisonsin Health & Educational Facilities Authority, 0.300%, 08/05/10	8,225	8,225

		36,025

Total Municipal Bonds		1,309,470

Money Market Funds (0.2%)
Federated Tax-Free Obligations Fund	2,946,458	2,946
Goldman Sachs Financial Square Tax-Free Money Market Fund	198,004	198

Total Money Market Funds		3,144

Total Investments (Cost $1,504,859)(e) — 100.0%		1,504,859
Other assets in excess of liabilities — 0.0%		627

Net Assets — 100.0%		$1,505,486

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.5% of net assets as of June 30, 2010.

(d)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

EDR	Economic Development Revenue

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RADIAN	Insured by Radian Asset Assurance

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (48.8%)
Federal Farm Credit Bank (0.8%)
0.290%, 07/17/10(a)(b)	6,250	6,250

Federal Home Loan Bank (19.0%)
0.175%, 07/07/10(c)	10,000	10,000
0.180%, 07/14/10(c)	25,000	24,999
0.160%, 07/16/10(c)	12,500	12,499
0.160%, 07/21/10(c)	10,200	10,199
0.110%, 08/20/10(c)	46,500	46,492
0.130%, 08/25/10(c)	6,500	6,499
0.140%, 08/27/10(c)	20,000	19,996
0.375%, 10/08/10	5,000	5,001
0.400%, 12/30/10	3,800	3,799
0.500%, 03/14/11, Callable 08/26/10 @ 100	5,000	5,000
0.550%, 03/23/11, Callable 09/09/10 @ 100	5,000	5,000
0.550%, 04/12/11, Callable 07/26/10 @ 100	7,000	7,000

		156,484

Federal Home Loan Mortgage Corporation (9.4%)
0.165%, 07/02/10(c)	13,000	13,000
0.180%, 07/12/10(c)	15,000	14,999
0.180%, 07/16/10(c)	17,700	17,699
0.170%, 07/21/10(c)	3,200	3,200
0.190%, 07/29/10(c)	10,000	9,998
0.220%, 08/23/10(c)	11,000	10,996
0.210%, 09/01/10(c)	7,500	7,497

		77,389

Federal National Mortgage Association (19.6%)
0.160%, 07/06/10(c)	14,500	14,500
0.150%, 07/07/10(c)	12,000	12,000
0.200%, 07/08/10(c)	10,000	10,000
0.543%, 07/12/10(c)	22,000	21,998
0.188%, 07/13/10(a)(b)	10,000	10,000
0.170%, 07/14/10(c)	13,000	12,999
0.170%, 07/16/10(c)	14,300	14,299
0.251%, 07/19/10(c)	6,000	5,999
0.100%, 07/21/10(c)	7,500	7,500
0.210%, 08/02/10(c)	10,000	9,998
0.110%, 08/04/10(c)	25,000	24,997
0.150%, 08/11/10(c)	5,000	4,999
0.301%, 10/12/10(c)	12,500	12,489

		161,778

Total U.S. Government Agency		401,901

Repurchase Agreements (41.0%)
Banc of America Securities, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $11,454 (collateralized by U.S. Treasury Note; 2.750%, due 02/15/19; total market value $11,682)	11,454	11,454

	Shares or
	Principal
	Amount($)	Value($)
BNP Paribas, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $131,118 (collateralized by U.S. Government Agencies; DN-5.965%, due 09/01/10-02/09/40; total market value $133,741)	131,118	131,118
Commerzbank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $66,555 (collateralized by U.S. Treasury Obligations; 1.125%-7.250%, due 01/15/13-05/15/40; total market value $67,888)	66,555	66,555
Deutsche Bank AG, 0.030%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $17,477 (collateralized by U.S. Government Agencies; DN, due 10/31/10-12/11/25; total market value $17,827)	17,477	17,477
HSBC Securities, Inc., 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $102,766 (collateralized by U.S. Treasury Note; 3.375%, due 11/15/19; total market value $104,826)	102,766	102,766
UBS Warburg LLC, 0.080%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $7,778 (collateralized by U.S. Treasury Bill; DN, due 08/12/10; total market value $7,934)	7,778	7,778

Total Repurchase Agreements		337,148

Money Market Funds (10.2%)
Goldman Sachs Financial Square Funds — Government Fund	42,000,000	42,000
JPMorgan U.S. Government Money Market Fund	42,000,000	42,000

Total Money Market Funds		84,000

Total Investments (Cost $823,049)(d) — 100.0%		823,049
Liabilities in excess of other assets — 0.0%		(154)

Net Assets — 100.0%		$822,895

(a)	The date shown reflects the next date interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (58.8%)
U.S. Treasury Bills (58.8%)
0.113%, 07/01/10(a)	70,500	70,500
0.115%, 07/08/10(a)	66,285	66,283
0.127%, 07/15/10(a)	54,210	54,208
0.131%, 07/22/10(a)	68,085	68,081
0.062%, 07/29/10(a)	75,000	74,995
0.161%, 08/05/10(a)	65,000	64,994
0.165%, 08/12/10(a)	58,375	58,368
0.182%, 08/19/10(a)	58,375	58,367
0.186%, 08/26/10(a)	36,875	36,868
0.198%, 09/02/10(a)	16,375	16,370
0.191%, 09/16/10(a)	8,500	8,497
0.172%, 09/23/10(a)	17,000	16,993
0.210%, 10/21/10(a)	17,000	16,989

Total U.S. Treasury Obligations		611,513

Repurchase Agreements (41.2%)
Banc of America Securities, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $63,154 (collateralized by U.S. Treasury Note; 1.000%, due 07/31/11; total market value $64,418)	63,154	63,154
BNP Paribas, 0.000%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $139,197 (collateralized by U.S. Treasury Bonds; 4.375%-8.750%, due 08/15/20-05/15/40; total market value $141,981)	139,197	139,197
Commerzbank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $81,007 (collateralized by U.S. Treasury Obligations; DN-7.25%, due 07/01/10-05/15/16; total market value $82,632)	81,007	81,007
Deutsche Bank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $11,706 (collateralized by U.S. Treasury Note; DN, due 08/15/22; total market value $11,940)	11,706	11,706
HSBC Securities, Inc., 0.000%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $51,219 (collateralized by U.S. Treasury Obligations; 1.375%-4.375%, due 04/15/12-05/15/40; total market value $52,248)	51,219	51,219
JPMorgan Chase & Co., 0.000%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $7,000 (collateralized by U.S. Treasury Bond; 4.375%, due 11/15/39; total market value $7,142)	7,000	7,000
Royal Bank of Scotland, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $73,327 (collateralized by U.S. Treasury Note; 4.250%, due 11/15/14; total market value $74,796)	73,327	73,327
UBS Warburg LLC, 0.040%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $2,502 (collateralized by U.S. Treasury Note; 2.125%, due 05/31/15; total market value $2,553)	2,502	2,502

Total Repurchase Agreements		429,112

Total Investments (Cost $1,040,625)(b) — 100.0%		1,040,625
Liabilities in excess of other assets — 0.0%		(211)

Net Assets — 100.0%		$1,040,414

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.2%)
District of Columbia (0.5%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/10, NATL-RE/FGIC, AMT	1,365	1,380

Mississippi (0.8%)
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser E, RB, 0.090%, 07/01/10, LOC: Chevron Corp.(a)(b)	1,250	1,250
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser F, RB, 0.090%, 07/01/10, LOC: Chevron Corp.(a)(b)	1,050	1,050

		2,300

New York (1.8%)
New York Liberty Development Corp., World Trade Center Project, Ser A, RB, 0.500%, 01/18/11, Callable 10/12/10 @ 100(a)	5,380	5,380

Puerto Rico (4.9%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.290%, 08/01/57, Callable 08/01/17 @ 100, LIQ FAC: Barclays Bank PLC(a)(c)	11,250	11,250
Puerto Rico Commonwealth, Ser A-9, GO, 0.250%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	3,000	3,000

		14,250

Virginia (87.7%)
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 0.210%, 07/07/10, LOC: PNC Bank N.A.(a)(b)	3,515	3,515
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 0.270%, 12/01/13, Callable 08/16/10 @ 100, LOC: Branch Banking & Trust Co.(a)	2,915	2,915
Chesapeake, Public Improvement, GO, 5.500%, 12/01/10	1,500	1,533
Chesterfield County Health Center Commission, Residential Care Facilities, Lucy Corr Village, Ser B, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	700	700
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 0.260%, 07/07/10, LIQ FAC: Inova Health System(a)(b)	4,900	4,900
Fairfax County, Ser D, GO, 2.000%, 10/01/10	6,000	6,026

	Shares or
	Principal
	Amount($)	Value($)
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 0.250%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	1,965	1,965
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	4,840	4,840
Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 0.270%, 07/07/10, FHLMC(a)(b)	1,885	1,885
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.180%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	29,165	29,165
Harrisonburg Redevelopment & Housing Authority, Multifamily Housing, Stoney Ridge/Dale Forest, RB, 0.240%, 07/01/10, FHLMC(a)(b)	5,000	5,000
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	8,310	8,310
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, Ser B, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	6,860	6,860
Henrico County Economic Development Authority, Steward School Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	2,400	2,400
JPMorgan Chase Putters Drivers Trust Various States, Ser 3590, RB, 0.310%, 07/01/10, LIQ FAC: JPMorgan Chase & Co.(a)(b)(c)	5,000	5,000
Loudoun County Industrial Development Authority, Day School, Inc., RB, 0.250%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	13,310	13,310
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser B, RB, 0.180%, 07/07/10(a)(b)	10,405	10,405
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 0.150%, 07/07/10(a)(b)	26,550	26,550
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, 0.370%, 07/01/10, LOC: PNC Bank N.A., AMT(a)(b)	2,075	2,075
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Lynchburg Industrial Development Authority, Centra Health, Inc., Ser C, RB, 0.330%, 07/01/10, NATL-RE, LOC: Branch Banking & Trust Co.(a)(b)	7,285	7,285
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	8,835	8,835
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)(d)	8,445	8,445
Peninsula Ports Authority, Riverside Health Systems Project, RB, 0.270%, 07/07/10(a)(b)	16,300	16,300
Richmond, GO, 5.000%, 07/15/10, AGM	2,865	2,870
Salem Industrial Development Authority, Multifamily Housing, Oak Park Preservation LP, RB, 0.300%, 07/01/10, FNMA(a)(b)	2,740	2,740
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, 0.370%, 07/01/10, LOC: PNC Bank N.A., AMT(a)(b)	4,200	4,200
University of Virginia, 0.200%, 07/08/10	10,000	10,000
Virginia Beach Development Authority, Wesleyan College Project, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	7,845	7,845
Virginia Beach, GO, 0.310%, 07/01/10(a)(b)(c)	4,745	4,745
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 0.300%, 07/01/10, LOC: Wachovia Bank N.A.(a)(b)	7,795	7,795
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.190%, 07/01/10, AMBAC/County Guaranteed(a)(b)(d)	7,150	7,150
Virginia Commonwealth University, Health System Authority, Ser C, RB, 0.210%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	9,800	9,800
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, 0.300%, 07/07/10, GO of Authority, AMT(a)(b)(c)(d)	685	685
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.000%, 08/01/10	4,000	4,015
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.750%, 08/01/17, Prerefunded 08/01/10 @ 100	1,370	1,376

	Shares or
	Principal
	Amount($)	Value($)
Virginia Small Business Financing Authority, Hampton University, Ser A, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	5,000	5,000
Virginia Small Business Financing Authority, National Capital Area Council, RB, 0.300%, 07/01/10, LOC: Wachovia Bank N.A.(a)(b)	6,145	6,145
Virginia State Public School Authority, Ser B, RB, 5.000%, 08/01/10	1,900	1,908
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	1,900	1,900

		256,393

Washington (0.5%)
Washington State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Ser B, RB, 0.140%, 07/01/10, LOC: JPMorgan Chase Bank(a)(b)	1,500	1,500

Total Municipal Bonds		281,203

Money Market Funds (3.7%)
Federated Tax-Free Obligations Fund	6,105,078	6,105
Goldman Sachs Financial Square Tax-Free Money Market Fund	4,703,686	4,704

Total Money Market Funds		10,809

Total Investments (Cost $292,012)(e) — 99.9%		292,012
Other assets in excess of liabilities — 0.1%		251

Net Assets — 100.0%		$292,263

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	The date shown reflects the next date interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.4% of net assets as of June 30, 2010.

(d)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	Security guaranteed by Federal National Mortgage Association

GO	General Obligation

LIQ FAC	Liquidity Facilities

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (15.0%)
Banks (9.4%)
Bank of Montreal, 0.280%, 07/19/10	10,000	10,000
Bank of Montreal, 0.220%, 07/29/10	10,000	10,000
BNP Paribas, 0.290%, 08/17/10	27,000	27,000
BNP Paribas, 0.380%, 10/12/10	15,000	15,000
Canadian Imperial Bank of Commerce, 0.200%, 07/21/10	27,800	27,800
Deutsche Bank AG, 0.280%, 07/22/10	20,000	20,000
Deutsche Bank AG, 0.450%, 07/30/10	11,250	11,250
HSBC Bank USA, 0.250%, 08/02/10	7,000	7,000
Rabobank, 0.270%, 07/20/10	15,000	15,000
Rabobank, 0.350%, 10/06/10	15,000	15,000
Societe Generale, 0.360%, 07/13/10(a)(b)	20,000	20,000
Societe Generale, 0.310%, 09/17/10	10,100	10,100
Toronto-Dominion Bank, 0.250%, 07/06/10	30,000	30,000
Toronto-Dominion Bank, 0.350%, 07/10/10(a)(b)	20,000	20,000
Toronto-Dominion Bank, 0.260%, 07/14/10	7,000	7,000
Toronto-Dominion Bank, 0.270%, 08/31/10	15,000	15,000

		260,150

Diversified Financial Services (5.6%)
Abbey National Treasury Services PLC, 0.360%, 07/11/10(a)(b)	25,000	25,000
Abbey National Treasury Services PLC, 0.400%, 09/24/10	12,000	12,000
Barclays Bank PLC, 0.370%, 07/12/10(a)(b)	24,850	24,850
Barclays Bank PLC, 0.353%, 08/25/10(a)	20,000	20,000
Barclays Bank PLC, 0.248%, 09/03/10(a)	20,000	20,000
Credit Suisse NY, 0.280%, 07/12/10	15,700	15,700
Credit Suisse NY, 0.280%, 07/29/10	22,000	22,000
Westpac Banking Corp., 0.340%, 09/27/10	15,000	15,000

		154,550

Total Certificates of Deposit		414,700

Commercial Paper (43.0%)
Banks (3.5%)
Banco Santander Central Hispano SA, 0.280%, 07/22/10(c)	24,300	24,296
HSBC Bank USA, 0.250%, 07/21/10(c)	10,000	9,999
HSBC Bank USA, 0.240%, 08/06/10(c)	13,000	12,997
HSBC Bank USA, 0.305%, 08/16/10(c)	35,000	34,986
Rabobank, 0.270%, 07/08/10(c)	15,000	14,999

		97,277

Consumer Discretionary (4.1%)
Emerson Electric Co., 0.050%, 07/01/10(c)(d)	15,000	15,000
Emerson Electric Co., 0.200%, 08/02/10(c)(d)	15,000	14,998

	Shares or
	Principal
	Amount($)	Value($)
Emerson Electric Co., 0.220%, 08/09/10(c)(d)	8,000	7,998
Vanderbilt University, 0.250%, 07/02/10	10,000	10,000
Wal-Mart Stores, Inc., 0.185%, 07/07/10(c)(d)	40,000	39,999
Wal-Mart Stores, Inc., 0.160%, 07/08/10(c)(d)	25,000	24,999

		112,994

Consumer Staples (4.5%)
PepsiCo, Inc., 0.190%, 07/20/10(c)(d)	30,000	29,997
Procter & Gamble Co., 0.180%, 07/02/10(c)(d)	50,000	50,000
Procter & Gamble Co., 0.200%, 07/06/10(c)(d)	30,000	29,999
Procter & Gamble Co., 0.150%, 07/19/10(c)(d)	14,500	14,499

		124,495

Diversified Financial Services (25.8%)
Allianz Finance Corp., 0.250%, 07/08/10(c)(d)	29,025	29,024
Allianz Finance Corp., 0.280%, 08/03/10(c)(d)	2,625	2,624
Alpine Securitization Corp., 0.330%, 07/08/10(c)(d)	12,000	11,999
Alpine Securitization Corp., 0.320%, 07/20/10(c)(d)	27,000	26,995
American Honda Finance Corp., 0.220%, 07/06/10(c)	4,000	4,000
American Honda Finance Corp., 0.230%, 07/07/10(c)	5,000	5,000
American Honda Finance Corp., 0.170%, 07/15/10(c)	10,000	9,999
BlackRock, Inc., 0.230%, 07/13/10(c)(d)	4,000	4,000
ENI Finance USA, Inc., 0.350%, 07/09/10(c)(d)	20,000	19,998
ENI Finance USA, Inc., 0.360%, 07/15/10(c)(d)	16,400	16,398
ENI Finance USA, Inc., 0.370%, 07/22/10(c)(d)	15,000	14,997
Export Development Canada, 0.120%, 07/15/10(c)	10,000	10,000
Fairway Finance Corp., 0.330%, 07/09/10(c)(d)	21,000	20,998
Fairway Finance Corp., 0.320%, 07/16/10(c)(d)	10,000	9,999
Falcon Asset Securitization Corp., 0.320%, 07/23/10(c)(d)	17,000	16,997
General Electric Capital Corp., 0.250%, 08/27/10(c)	19,000	18,992
JPMorgan Chase & Co., 0.240%, 07/01/10(c)	8,500	8,500
JPMorgan Chase & Co., 0.250%, 07/08/10(c)	20,000	19,999
Jupiter Securitization Co. LLC, 0.320%, 07/20/10(c)(d)	14,000	13,998
Jupiter Securitization Co. LLC, 0.380%, 08/19/10(c)(d)	13,500	13,493
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
KfW, 0.210%, 07/01/10(c)(d)	22,900	22,900
KfW, 0.230%, 07/16/10(c)(d)	20,000	19,998
KfW, 0.260%, 07/21/10(c)(d)	12,000	11,998
Liberty Street Funding Corp., 0.330%, 07/07/10(c)(d)	20,000	19,999
Liberty Street Funding Corp., 0.330%, 07/09/10(c)(d)	20,000	19,998
Market Street Funding Corp., 0.310%, 07/02/10(c)(d)	25,000	25,000
National Australia Funding LLC, 0.265%, 07/06/10(c)(d)	28,000	27,999
Nestle Finance International Ltd., 0.210%, 08/17/10(c)	13,850	13,846
Nestle Finance International Ltd., 0.220%, 08/23/10(c)	35,000	34,989
New York Life Insurance Capital Corp., 0.260%, 07/16/10(c)(d)	21,201	21,199
New York Life Insurance Capital Corp., 0.260%, 07/23/10(c)(d)	4,000	3,999
New York Life Insurance Capital Corp., 0.230%, 08/03/10(c)(d)	6,000	5,999
New York Life Insurance Capital Corp., 0.310%, 08/24/10(c)(d)	8,000	7,996
Novartis Finance Corp., 0.080%, 07/01/10(c)(d)	20,000	20,000
Old Line Funding LLC, 0.320%, 07/06/10(c)(d)	7,488	7,488
Old Line Funding LLC, 0.320%, 07/12/10(c)(d)	8,007	8,006
Old Line Funding LLC, 0.320%, 07/15/10(c)(d)	15,000	14,998
Old Line Funding LLC, 0.320%, 07/20/10(c)(d)	10,000	9,998
Straight-A Funding LLC, 0.250%, 07/01/10(c)(d)	8,000	8,000
Straight-A Funding LLC, 0.250%, 07/08/10(c)(d)	8,500	8,500
Straight-A Funding LLC, 0.240%, 07/12/10(c)(d)	7,000	6,999
Straight-A Funding LLC, 0.350%, 07/13/10(c)(d)	10,000	9,999
Straight-A Funding LLC, 0.320%, 07/16/10(c)(d)	5,079	5,078
Straight-A Funding LLC, 0.350%, 07/19/10(c)(d)	20,000	19,996
Straight-A Funding LLC, 0.300%, 07/20/10(c)(d)	11,500	11,498
Straight-A Funding LLC, 0.400%, 09/16/10(c)(d)	5,184	5,180
Toyota Motor Credit Corp., 0.350%, 07/29/10(c)	8,000	7,998
UBS Finance Delaware LLC, 0.030%, 07/01/10(c)	25,000	25,000

	Shares or
	Principal
	Amount($)	Value($)
Westpac Banking Corp., 0.310%, 08/30/10(c)(d)	27,875	27,861

		710,529

Health Care (0.8%)
Abbott Laboratories, 0.050%, 07/06/10(c)(d)	23,000	23,000

Information Technology (1.5%)
United Technologies Corp., 0.050%, 07/01/10(c)(d)	40,000	40,000

Utilities (2.8%)
E.ON AG, 0.300%, 07/06/10(c)(d)	20,000	19,999
E.ON AG, 0.290%, 07/08/10(c)(d)	15,000	14,999
E.ON AG, 0.290%, 08/09/10(c)(d)	4,000	3,999
GDF Suez, 0.340%, 07/06/10(c)(d)	18,000	17,999
GDF Suez, 0.340%, 07/15/10(c)(d)	10,000	9,999
GDF Suez, 0.340%, 07/27/10(c)(d)	11,000	10,997

		77,992

Total Commercial Paper		1,186,287

Corporate Bonds (3.1%)
Banks (2.4%)
International Bank for Reconstruction & Development, 0.180%, 07/09/10(c)	25,000	24,999
Wachovia Corp., Ser G, MTN, 0.280%, 07/01/10(a)(b)	15,006	15,007
Wachovia Corp., Ser G, MTN, 0.425%, 07/26/10(a)(b)	2,500	2,500
Westpac Banking Corp., 0.436%, 08/13/10(a)(d)	23,000	23,000

		65,506

Diversified Financial Services (0.2%)
JPMorgan Chase & Co., 0.474%, 07/17/10(a)(b)	5,008	5,012

Diversified Operations (0.5%)
3M Co., 5.610%, 12/12/10(a)(d)	13,935	14,263

Total Corporate Bonds		84,781

Municipal Bonds (14.0%)
Alaska (0.6%)
Valdez Alaska Marine Terminal, Exxon Capital Ventures, Inc., RB, 0.100%, 07/01/10(a)(b)	8,360	8,360
Valdez Alaska Marine Terminal, Exxon Pipeline Co. Project, RB, 0.100%, 07/01/10(a)(b)	8,070	8,070

		16,430

Arizona (1.0%)
Arizona Health Facilities Authority, Banner Health System, Ser C, RB, 0.210%, 07/07/10, LOC: Bank of Nova Scotia(a)(b)	12,000	12,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Arizona Health Facilities Authority, Banner Health System, Ser F, RB, 0.210%, 07/07/10, LOC: JPMorgan Chase Bank(a)(b)	16,000	16,000

		28,000

California (1.4%)
California Educational Facilities Authority, University of San Francisco, Ser B, RB, 0.190%, 07/07/10, LOC: Bank of America N.A.(a)(b)	4,000	4,000
California Infrastruture & Economic Development Bank, Pacific Gas & Electric Co., Ser C, RB, 0.130%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	11,000	11,000
California Municipal Finance Authority Exempt Facilities, Exxon Mobil Corp. Project, RB, 0.110%, 07/01/10, AMT(a)(b)	4,200	4,200
California Pollution Control Financing Authority, Solid Waste Disposal, Ser A, RB, 0.230%, 07/07/10, LOC: JPMorgan Chase & Co., AMT(a)(b)	5,400	5,400
California State Department of Water Resources Power Supply, Ser B-6, RB, 0.220%, 07/01/10, LOC: State Street Banking & Trust Co.(a)(b)	3,060	3,060
California State Economic Recovery, Ser C-5, GO, 0.160%, 07/01/10, LOC: Bank of America N.A.(a)(b)	11,000	11,000

		38,660

Connecticut (0.2%)
Connecticut State Health & Educational Facilities Authority, Hebrew Life Choices, Inc., Ser B, RB, 0.180%, 07/07/10, LOC: TD Bank N.A.(a)(b)	5,930	5,930

District of Columbia (0.7%)
District of Columbia, American Association of Colleges for Teacher Education, RB, 0.300%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	9,775	9,775
Metropolitan Washington Airports, 0.300%, 10/07/10	10,000	10,000

		19,775

Florida (0.4%)
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	4,000	4,000
JEA District Energy System, RB, Ser A, 0.270%, 07/01/10, LOC: State Street Banking & Trust Co.(a)(b)	6,375	6,375

	Shares or
	Principal
	Amount($)	Value($)
Miami-Dade County Industrial Development Authority, South Florida Stadium Corp., RB, 0.350%, 07/01/10, LOC: TD Bank N.A.(a)(b)	1,750	1,750

		12,125

Georgia (0.3%)
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	8,190	8,190

Illinois (1.2%)
Illinois Finance Authority, Chicago Symphony Orchestra, RB, 0.280%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	15,000	15,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser D, RB, 0.190%, 07/07/10, LOC: Northern Trust Co.(a)(b)	9,000	9,000
Illinois Finance Authority, OSF Healthcare System, Ser C, RB, 0.230%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	2,800	2,800
Illinois Finance Authority, Rush-Copley University Medical Center, Inc., Ser A, RB, 0.250%, 07/01/10, LOC: Northern Trust Co.(a)(b)	7,000	7,000

		33,800

Indiana (0.2%)
Indiana Finance Authority Health System, Sisters of St. Francis Health Services, Inc., Ser G, RB, 0.250%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	4,000	4,000

Kentucky (0.2%)
Boone County Pollution Control, Duke Energy Kentucky, Inc. Project, Ser A, RB, 0.180%, 07/07/10, LOC: Wells Fargo Bank N.A.(a)(b)	3,500	3,500
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-4, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	2,000	2,000

		5,500

Louisiana (0.6%)
East Baton Rouge Parish Pollution Control, Exxon Mobil Corp. Project, RB, 0.100%, 07/01/10(a)(b)	16,000	16,000

Maryland (0.5%)
Maryland Industrial Development Financing Authority Port Facilities, Occidental Petroleum Corp., RB, 0.200%, 07/05/10(a)(b)	12,300	12,300
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.260%, 07/07/10, LOC: Branch Banking & Trust Co.(a)(b)	1,000	1,000

		13,300

Mississippi (0.5%)
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser A, RB, 0.130%, 07/01/10(a)(b)	10,000	10,000
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser C, RB, 0.130%, 07/01/10(a)(b)	5,000	5,000

		15,000

Missouri (0.5%)
Missouri State Health & Educational Facilities Authority, St. Luke’s Health System, Inc., Ser A, RB, 0.240%, 07/07/10, LOC: Bank of America N.A.(a)(b)	7,600	7,600
St. Joseph Industrial Development Authority Health Facilities, Heartland Regional Medical Center, Ser A, RB, 0.180%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	6,000	6,000

		13,600

New Mexico (0.2%)
New Mexico Educational Assistance Foundation, Ser A-1, RB, 0.280%, 07/07/10, Guaranteed Student Loans, AMT(a)(b)	4,000	4,000

New York (0.5%)
New York City, Subser A-10, GO, 0.170%, 07/01/10, LOC: JPMorgan Chase Bank(a)(b)	1,800	1,800
New York City, Subser A-10, GO, 0.170%, 07/01/10, LOC: Morgan Guarantee Trust(a)(b)	3,300	3,300
New York City, Subser B-2, GO, 0.170%, 07/01/10, LOC: JPMorgan Chase Bank(a)(b)	1,000	1,000
New York State Housing Finance Agency, River Place II LLC, Ser A, RB, 0.230%, 07/07/10, LOC: Bank of New York, AMT(a)(b)	4,000	4,000

	Shares or
	Principal
	Amount($)	Value($)
Syracuse Industrial Development Agency, Syracuse University, Ser A, RB, 0.190%, 07/07/10, LOC: JPMorgan Chase Bank(a)(b)	4,200	4,200

		14,300

Oregon (0.2%)
Clackamas County Hospital Facility Authority, Legacy Health System, Ser A, RB, 0.210%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	5,000	5,000

Pennsylvania (1.7%)
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Ser C, RB, 0.180%, 07/07/10, LOC: PNC Bank N.A.(a)(b)	2,600	2,600
Bucks County Industrial Development Authority Hospital Revenue, Grand View Hospital, Ser B, RB, 0.260%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	16,000	16,000
Pennsylvania Housing Finance Agency, Single Family Mortgage, Ser 85C, RB, 0.230%, 07/07/10, LOC: FNMA/FHLMC, AMT(a)(b)	4,545	4,545
Pennsylvania State Higher Educational Facilities Authority, Gannon University, RB, 0.280%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	1,660	1,660
Philadelphia Authority for Industrial Development, Bakers Bay Elderly Associates, RB, 0.280%, 07/01/10, GNMA(a)(b)	1,815	1,815
Philadelphia, Ser B, GO, 0.280%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	12,250	12,250
Pittsburgh Water & Sewer Authority, First Lien, Ser B2, RB, 0.270%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	8,125	8,125

		46,995

Texas (0.4%)
Brazos River Harbor Navigation District of Brazoria County Environmental, Merey Sweeney LP Project, Ser A, RB, 0.190%, 07/01/10, LOC: JPMorgan Chase & Co., AMT(a)(b)	1,700	1,700
Harris County Industrial Development Corp. Pollution Control, RB, 0.100%, 07/01/10(a)(b)	9,760	9,760

		11,460

Virginia (0.8%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.340%, 07/01/10, LOC: Banking & Trust Co.(a)(b)	5,000	5,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.180%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	9,725	9,725
Portsmouth Redevelopment & Housing Authority Multifamily Housing, Phoebus Square Apartments Project, RB, 0.280%, 07/01/10, LOC: Bank of America N.A.(a)(b)	4,000	4,000
Prince William County, COP, Ser B, 0.220%, 07/07/10, LOC: Wachovia Bank N.A.(a)(b)	2,800	2,800

		21,525

Washington (0.4%)
Tulalip Tribes of the Tulalip Reservation, Capital Projects, RB, 0.270%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	4,200	4,200
Washington Economic Development Finance Authority, Solid Waste Disposal, Waste Management, Inc., Ser D, RB, 0.250%, 07/01/10, LOC: JPMorgan Chase & Co., AMT(a)(b)	6,000	6,000

		10,200

West Virginia (0.1%)
West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc., Ser A, RB, 0.330%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	2,600	2,600

Wisconsin (1.4%)
University Hospitals & Clinics Authority, Ser B, RB, 0.230%, 07/01/10, GO of Authority(a)(b)	15,290	15,290
Wisconsin State Health & Educational Facilities Authority, National Regency of New Berlin, Inc., RB, 0.160%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	3,000	3,000
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Ser B, RB, 0.210%, 07/07/10, LOC: U.S. Bank N.A.(a)(b)	19,990	19,990

		38,280

Total Municipal Bonds		384,670

U.S. Government Agencies (3.7%)
Federal Farm Credit Bank (0.7%)
0.321%, 07/03/10(a)(b)	20,000	20,000

Federal Home Loan Bank (1.7%)
0.500%, 03/14/11, Callable 08/26/10 @ 100	10,000	10,000
0.550%, 04/12/11, Callable 07/26/10 @ 100	20,250	20,250
0.570%, 04/13/11, Callable 09/29/10 @ 100	16,000	16,000

	Shares or
	Principal
	Amount($)	Value($)
		46,250

Federal National Mortgage Association (1.3%)
0.188%, 07/13/10(a)(b)(e)	35,000	34,999

Total U.S. Government Agency		101,249

Short-Term Investment (0.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 07/01/10(a)	2,163	2,163

Total Short-Term Investment		2,163

Money Market Funds (15.6%)
Dreyfus Cash Management Fund	100,000,000	100,000
Federated Prime Obligations Fund	110,000,000	110,000
Goldman Sachs Financial Square Fund — Prime Obligations Fund	110,000,000	110,000
JPMorgan Prime Money Market Fund	110,000,000	110,000

Total Money Market Funds		430,000

Time Deposits (5.8%)
Banks (5.8%)
BNP Paribas, 0.040%, 07/01/10(a)	32,001	32,001
Calyon, 0.030%, 07/01/10(a)	47,003	47,003
Deutsche Bank AG, 0.030%, 07/01/10(a)	37,002	37,002
Societe Generale, 0.050%, 07/01/10(a)	43,003	43,003

Total Time Deposits		159,009

Total Investments (Cost $2,762,859)(f) — 100.3%		2,762,859
Liabilities in excess of other assets — (0.3)%		(6,994)

Net Assets — 100.0%		$2,755,865

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	The date shown reflects the next date interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(c)	Rate represents the effective yield at purchase.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 34.8% of net assets as of June 30, 2010.

(e)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(f)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMT	Income subject to Alternative Minimum Tax

COP	Certificate of Participation

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	Security guaranteed by Federal National Mortgage Association
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

MTN	Medium Term Note

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.0%)
Alabama (4.2%)
Mobile Industrial Development Board, Alabama Power Co., Barry Plant Project, Ser B, RB, 0.200%, 07/01/10, AMT(a)(b)	2,000	2,000
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.330%, 07/06/10(a)(b)(c)	2,290	2,290

		4,290

Arkansas (3.3%)
West Memphis Public Facilities Board Multifamily, Housing Meadows Apartments Project, RB, 0.360%, 07/01/10, FHLMC, AMT(a)(b)	3,350	3,350

California (2.4%)
ABAG Finance Authority for Nonprofit Corporations Multifamily, Ser A, RB, 0.270%, 07/01/10, LIQ FAC: FNMA, AMT(a)(b)	2,500	2,500

Colorado (4.5%)
Denver City & County Airport, Ser C, RB, 0.280%, 07/07/10, LOC: Lloyds TSB Bank PLC, AMT(a)(b)	3,150	3,150
Jefferson County, Rocky Mountain Butterfly Project, RB, 0.400%, 07/01/10, LOC: Wells Fargo Bank N.A.(a)(b)	1,510	1,510

		4,660

Delaware (1.0%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.150%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	1,000	1,000

District of Columbia (1.9%)
District of Columbia, American Public Health Association, RB, 0.400%, 07/01/10, LOC: Bank of America N.A.(a)(b)	1,580	1,580
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/10, NATL-RE/FGIC, AMT	385	389

		1,969

Florida (8.2%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, 0.280%, 07/07/10, FNMA, AMT(a)(b)	2,410	2,410
Florida Housing Finance Corp. Multifamily Mortgage, Cutler Riverside Preservation LP, RB, 0.320%, 07/01/10, FHLMC, AMT(a)(b)	1,000	1,000
Florida State Board of Education, Ser A, RB, 5.000%, 07/01/10	1,000	1,000

	Shares or
	Principal
	Amount($)	Value($)
Pinellas County Industrial Development Authority, Sure-Feed Engineering Inc., RB, 0.450%, 07/01/10, LOC: Bank of America N.A., AMT(a)(b)	1,985	1,985
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Ser A, RB, 0.120%, 07/01/10, LOC: Northern Trust Co.(a)(b)	2,000	2,000

		8,395

Georgia (0.7%)
Valdosta-Lowndes County Industrial Development Authority, Martins Famous Pastry, Ser A, RB, 0.470%, 07/01/10, LOC: Wachovia Bank N.A., AMT(a)(b)	750	750

Hawaii (0.3%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.220%, 07/07/10, RADIAN, LOC: Bank of Nova Scotia(a)(b)	280	280

Illinois (2.9%)
Channahon, Moris Hospital, RB, 0.270%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	3,000	3,000

Indiana (1.0%)
Indiana Development Finance Authority, Republic Services, Inc., RB, 0.140%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	1,000	1,000

Kentucky (3.3%)
Christian County Association of County Leasing Trust, Lease Program, Ser A, RB, 0.140%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	2,405	2,405
Christian County Association of County Leasing Trust, Lease Program, Ser A, RB, 0.140%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	1,000	1,000

		3,405

Maryland (4.5%)
Maryland State Community Development, Administration Department Housing & Community Development, Catonsville, Ser C, RB, 0.320%, 07/01/10, FHLMC, AMT(a)(b)	1,000	1,000
Maryland State Community Development, Administration Department Housing & Community Development, Ser 1206, RB, 0.410%, 07/01/10, LIQ FAC: JPMorgan Chase & Co., AMT(a)(b)(d)	1,645	1,645
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 0.230%, 07/01/10(a)(b)	2,000	2,000

		4,645

Massachusetts (0.5%)
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 0.480%, 11/01/33, Mandatory Put 07/07/11 @ 100(a)(b)	485	485

Michigan (1.3%)
Kent Hospital Finance Authority, Metropolitan Hospital Project, Ser B, RB, 0.380%, 07/01/10, LOC: Bank of America N.A.(a)(b)	1,300	1,300

Mississippi (5.9%)
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser E, RB, 0.120%, 07/01/10, LOC: Chevron Corp.(a)(b)	1,100	1,100
Mississippi Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Ser F, RB, 0.090%, 07/01/10, LOC: Chevron Corp.(a)(b)	400	400
Mississippi Business Finance Corp., Mississippi Power Co., RB, 0.200%, 07/01/10, AMT(a)(b)	1,500	1,500
Mississippi Business Finance Corp., Solid Waste Disposal, Mississippi Power Co., RB, 0.160%, 07/01/10, AMT(a)(b)	3,020	3,020

		6,020

New Jersey (2.5%)
New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Holding, Inc., Ser B, RB, 0.250%, 07/01/10, LOC: TD Bank N.A.(a)(b)	2,600	2,600

New Mexico (1.0%)
New Mexico Educational Assistance Foundation, Ser A, RB, 0.280%, 07/07/10, LOC: Royal Bank of Canada, AMT(a)(b)	1,000	1,000

New York (9.9%)
New York City Housing Develpoment Authority Corp., 100 Jane Street Development LP, Ser A, RB, 0.230%, 07/07/10, LIQ FAC: FNMA, AMT(a)(b)	1,000	1,000
New York Liberty Development Corp., World Trade Center Project, Ser A, RB, 0.500%, 12/01/49, Callable 10/12/10 @ 100(a)(b)	3,335	3,336

	Shares or
	Principal
	Amount($)	Value($)
New York State Housing Finance Agency, 1501 Associates LP, RB, 0.230%, 07/07/10, LIQ FAC: FNMA, AMT(a)(b)	3,000	3,000
New York State Housing Finance Agency, Ser A, RB, 0.230%, 07/07/10, LIQ FAC: FHLMC, AMT(a)(b)	2,800	2,800

		10,136

North Carolina (4.6%)
Guilford County Industrial Facilities & Pollution Control Financing Authority, Snider Tire, Inc., RB, 0.470%, 07/01/10, LOC: Wachovia Bank N.A., AMT(a)(b)	1,800	1,800
North Carolina Educational Facilities Finance Agency, Duke University Project, Ser B, RB, 0.270%, 07/01/10(a)(b)	1,600	1,600
North Carolina Medical Care Commission Health Care Facilities, Chapel Hill Residential Retirement Center, Inc., RB, 0.150%, 07/01/10, RADIAN, LOC: Branch Banking & Trust Co.(a)(b)	1,000	1,000
Union County Industrial Facilities & Pollution Control Financing Authority, C&M No. 1 Investment Partnership, RB, 0.450%, 07/01/10, LOC: Bank of America N.A., AMT(a)(b)	300	300

		4,700

Pennsylvania (2.8%)
Allegheny County Industrial Development Authority, Zoological Society of Pittsburg, Ser B, RB, 0.280%, 07/01/10, LOC: PNC Bank N.A.(a)(b)	1,900	1,900
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 0.300%, 07/01/10, LOC: Bank of Nova Scotia, AMT(a)(b)	1,000	1,000

		2,900

Puerto Rico (1.0%)
Children’s Trust Fund (The), Tobacco Settlement Funded, RB, 5.750%, 07/01/14, Prerefunded 07/01/10 @ 100	1,000	1,000

South Carolina (5.2%)
South Carolina Jobs-Economic Development Authority Industrial Development, South Carolina Generating Co., Inc. Project, RB, 0.410%, 07/01/10, LOC: Branch Banking & Trust Co., AMT(a)(b)	3,000	3,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
South Carolina Jobs-Economic Development Authority, EDR, Performance Friction Corp. Project, RB, 0.470%, 07/01/10, LOC: Wells Fargo Bank N.A., AMT(a)(b)(d)	1,070	1,070
South Carolina Jobs-Economic Development Authority, EDR, YMCA of Beaufort County Project, RB, 0.340%, 07/01/10, LOC: Branch Banking & Trust Co.(a)(b)	1,240	1,240

		5,310

Tennessee (3.4%)
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 0.300%, 07/01/10, LOC: Bank of America N.A.(a)(b)	1,625	1,625
Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Pedcor Investments-2006-XCII LP, Ser A, RB, 0.330%, 07/01/10, LOC: U.S. Bank N.A., AMT(a)(b)	1,000	1,000
Tennessee Housing Development Agency, Homeownership Program, Ser 2, RB, 0.900%, 07/01/10	890	890

		3,515

Texas (3.5%)
Harris County, Toll Road Senior Lien, Ser B-2, RB, 2.000%, 08/15/21, Mandatory Put 08/12/10 @ 100(b)	585	586
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Corp., Project, Ser A, RB, 0.090%, 07/01/10(a)(b)	3,000	3,000

		3,586

Virginia (14.0%)
Emporia Industrial Development Authority, Toll III LP Project, RB, 0.450%, 07/01/10, LOC: Bank of America N.A., AMT(a)(b)	2,300	2,300
JPMorgan Chase Putters/Drivers Trust, Ser 3444, RB, 0.390%, 07/01/10, LIQ FAC: JPMorgan Chase Bank(a)(b)(d)	3,000	3,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 0.190%, 07/01/10, LOC: U.S. Bank N.A.(a)(b)	1,000	1,000
Prince William County Industrial Development Authority, Mediatech, Inc., RB, 0.420%, 07/06/10, LOC: Branch Banking & Trust Co., AMT(a)(b)	3,730	3,730
Surry County Industrial Development Authority, Windsor Mill Project, RB, 0.470%, 07/01/10, LOC: Wells Fargo Bank N.A., AMT(a)(b)	1,045	1,045

	Shares or
	Principal
	Amount($)	Value($)
Virginia State Housing Development Authority, Ser B-19, RB, 0.730%, 07/07/10, SPA: Wachovia Bank N.A., AMT(a)(b)(d)	3,240	3,240

		14,315

Washington (1.2%)
JPMorgan Chase Putters/Drivers Trust, Ser 3468, RB, 0.410%, 07/01/10, BHAC-CR/NATL-RE, AMT(a)(b)(d)	1,200	1,200

West Virginia (1.0%)
Monongalia County Building Commission Hospital, Monongalia General Hospital, Ser A, RB, 0.330%, 07/01/10, LOC: JPMorgan Chase & Co.(a)(b)	1,000	1,000

Total Municipal Bonds		98,311

Money Market Funds (3.9%)
Dreyfus Tax-Exempt Cash Management Fund	3,948,708	3,949
Fidelity Institutional Tax-Exempt Portfolio	72,279	72

Total Money Market Funds		4,021

Total Investments (Cost $102,332)(e) — 99.9%		102,332
Other assets in excess of liabilities — 0.1%		104

Net Assets — 100.0%		$102,436

(a)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.9% of net assets as of June 30, 2010.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMT	Income subject to Alternative Minimum Tax

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

BHAC-CR	Berkshire Hathaway Assurance Corporation Custodial Receipts

EDR	Economic Development Revenue

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	Security guaranteed by Federal National Mortgage Association

LIQ FAC	Liquidity Facilities
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RADIAN	Insured by Radian Asset Assurance

RB	Revenue Bond

SPA	Standby Purchase Agreement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (58.7%)
Federal Farm Credit Bank (0.8%)
0.290%, 07/17/10(a)(b)	16,250	16,249

Federal Home Loan Bank (20.8%)
0.175%, 07/07/10(c)	20,000	19,999
0.180%, 07/14/10(c)	80,000	79,997
0.160%, 07/21/10(c)	27,500	27,498
0.110%, 08/20/10(c)	76,000	75,988
0.130%, 08/25/10(c)	75,000	74,985
0.140%, 08/27/10(c)	70,000	69,984
0.150%, 09/01/10(c)	10,000	9,997
0.375%, 10/08/10	25,000	25,006
0.400%, 12/30/10	11,305	11,302
0.500%, 03/14/11, Callable 08/26/10 @ 100	15,000	15,000
0.550%, 03/23/11, Callable 09/09/10 @ 100	15,000	15,000

		424,756

Federal Home Loan Mortgage Corporation (19.3%)
0.165%, 07/02/10(c)	45,000	45,000
0.160%, 07/08/10(c)	45,000	44,999
0.200%, 07/09/10(c)	25,000	24,999
0.180%, 07/12/10(c)	43,000	42,998
0.180%, 07/16/10(c)	32,700	32,698
0.170%, 07/21/10(c)	11,800	11,799
0.190%, 07/29/10(c)	15,000	14,998
0.120%, 08/23/10(c)	85,000	84,985
0.151%, 08/30/10(c)	40,200	40,190
0.210%, 09/01/10(c)	50,000	49,982

		392,648

Federal National Mortgage Association (17.8%)
0.160%, 07/06/10(c)	42,000	41,999
0.150%, 07/07/10(c)	50,000	49,999
0.543%, 07/12/10(c)	81,000	80,994
0.188%, 07/13/10(a)(b)	25,000	24,999
0.170%, 07/14/10(c)	32,000	31,998
0.170%, 07/16/10(c)	60,000	59,996
0.251%, 07/19/10(c)	16,000	15,998
0.210%, 08/02/10(c)	25,000	24,995
0.130%, 09/01/10(c)	31,000	30,993

		361,971

Total U.S. Government Agency		1,195,624

Repurchase Agreements (32.2%)
Banc of America Securities, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $6,356 (collateralized by U.S. Treasury Note; 2.750%, due 02/15/19; total market value $6,483)	6,356	6,356
Barclays Bank PLC, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $30,993 (collateralized by U.S. Treasury Bond; 6.000%, due 02/15/26; total market value $31,613)	30,993	30,993

	Shares or
	Principal
	Amount($)	Value($)
BNP Paribas, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $296,438 (collateralized by U.S. Government Agencies; DN-6.090%, due 07/09/10-04/12/35; total market value $302,368)	296,438	296,438
Commerzbank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $73,140 (collateralized by U.S. Treasury Obligations; DN-4.875%, due 08/05/10-05/15/20; total market value $74,608)	73,140	73,140
Deutsche Bank AG, 0.030%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $10,536 (collateralized by U.S. Government Agencies; 3.300%-4.375%, due 09/13/10-07/30/14; total market value $10,747)	10,536	10,536
HSBC Securities, Inc., 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $235,207 (collateralized by U.S. Treasury Notes; 3.375%-3.625%, due 08/15/19-11/15/19; total market value $239,912)	235,207	235,207
UBS Warburg LLC, 0.080%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $3,500 (collateralized by U.S. Treasury Bills; DN, due 07/08/10-08/12/10; total market value $3,574)	3,500	3,500

Total Repurchase Agreements		656,170

Money Market Funds (9.1%)
Goldman Sachs Financial Square Funds — Government Fund	92,500,000	92,500
JPMorgan U.S. Government Money Market Fund	92,500,000	92,500

Total Money Market Funds		185,000

Total Investments (Cost $2,036,794)(d) — 100.0%		2,036,794
Liabilities in excess of other assets — 0.0%		(156)

Net Assets — 100.0%		$2,036,638

(a)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (60.4%)
U.S. Treasury Bills (60.4%)
0.113%, 07/01/10(a)	184,900	184,900
0.115%, 07/08/10(a)	143,750	143,746
0.127%, 07/15/10(a)	169,625	169,617
0.131%, 07/22/10(a)	205,250	205,239
0.150%, 07/29/10(a)	150,000	149,989
0.161%, 08/05/10(a)	150,000	149,985
0.165%, 08/12/10(a)	166,625	166,606
0.182%, 08/19/10(a)	166,625	166,602
0.186%, 08/26/10(a)	166,625	166,595
0.198%, 09/02/10(a)	49,625	49,609
0.191%, 09/16/10(a)	20,000	19,992
0.172%, 09/23/10(a)	40,166	40,150
0.210%, 10/21/10(a)	40,166	40,140

Total U.S. Treasury Obligations		1,653,170

Repurchase Agreements (37.8%)
Banc of America Securities, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $92,643 (collateralized by U.S. Treasury Obligations; 2.750%-7.250%, due 11/30/16-08/15/22; total market value $94,496)	92,643	92,643
Barclays Bank PLC, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $61,326 (collateralized by U.S. Treasury Note; 2.000%, due 11/30/13; total market value $62,552)	61,326	61,326
BNP Paribas, 0.000%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $204,707 (collateralized by U.S. Treasury Bond; 4.500%, due 02/15/36; total market value $208,801)	204,707	204,707
Commerzbank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $256,083 (collateralized by U.S. Treasury Bill; DN, due 09/16/10-10/14/10; total market value $261,205)	256,083	256,083
Deutsche Bank AG, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $29,698 (collateralized by U.S. Treasury Bond; 4.375%, due 11/15/39; total market value $30,292)	29,698	29,698
HSBC Securities, Inc., 0.000%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $193,555 (collateralized by U.S. Treasury Obligations; DN-3.500%, due 12/31/14-05/15/39; total market value $197,427)	193,555	193,555
JPMorgan Chase & Co., 0.000%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $14,000 (collateralized by U.S. Treasury Bond; 4.375%, due 11/15/39; total market value $14,283)	14,000	14,000

	Shares or
	Principal
	Amount($)	Value($)
Royal Bank of Scotland, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $175,551 (collateralized by U.S. Treasury Notes; 1.750%-4.250%, due 01/31/14-11/15/14; total market value $179,068)	175,551	175,551
UBS Warburg LLC, 0.040%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $8,772 (collateralized by U.S. Treasury Note; 2.125%, due 05/31/15; total market value $8,949)	8,772	8,772

Total Repurchase Agreements		1,036,335

Money Market Fund (1.8%)
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	50,000,000	50,000

Total Money Market Fund		50,000

Total Investments (Cost $2,739,505)(b) — 100.0%		2,739,505
Liabilities in excess of other assets — 0.0%		(364)

Net Assets — 100.0%		$2,739,141

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1. Organization
The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2010: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation—Securities and securities sold short listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for long positions and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price (long positions) or ask price (securities sold short) from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities. The adviser may authorize the Funds’ accounting agent to utilize a pricing service approved by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value. On a day when a Fair Value Pricing Service is so utilized, the Committee need not meet. If the investment adviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee Meeting be called.
The assets of the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values.
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities that mature in 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2010 (amounts in thousands):

		Level 2 — Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)
Aggressive Growth Stock Fund
Common Stocks[1]	94,398	—	—	94,398
Short-Term Investment	—	1,407	—	1,407
Money Market Fund	266	—	—	266

Total Investments	94,664	1,407	—	96,071

Emerging Growth Stock Fund
Common Stocks[1]	14,789	—	—	14,789
Short-Term Investment	—	361	—	361
Money Market Fund	39	—	—	39

Total Investments	14,828	361	—	15,189

International Equity 130/30 Fund
Foreign Common Stocks[1]	136,716	—	—	136,716
Warrant — Foreign[1]	4	—	—	4
Short-Term Investment	—	26	—	26

Total Investments	136,720	26	—	136,746

Foreign Common Stocks Sold Short[1]	(30,147)	—	—	(30,147)
Foreign Preferred Stocks Sold Short[1]	(753)	—	—	(753)

International Equity Fund
Common Stocks[1]	1,971	—	—	1,971
Foreign Common Stocks[1]	219,370	—	—	219,370
Foreign Preferred Stock[1]	1,656	—	—	1,656
Short-Term Investments	—	10,254	—	10,254

Total Investments	222,997	10,254	—	233,251

Other Financial Instruments[2]
Forward Foreign Currency Contracts	—	8	—	8

International Equity Index Fund
Foreign Common Stocks[1]	689,223	—	—	689,223
Foreign Preferred Stocks[1]	5,573	—	—	5,573
Rights — Foreign[1]	19	—	—	19
Warrants — Foreign[1]	12	—	—	12
Exchange Traded Funds	19,091	—	—	19,091
Short-Term Investment	—	27,907	—	27,907

Total Investments	713,918	27,907	—	741,825

Large Cap Core Equity Fund
Common Stocks[1]	405,695	—	—	405,695
Money Market Fund	7,160	—	—	7,160

Total Investments	412,855	—	—	412,855

Large Cap Growth Stock Fund
Common Stocks[1]	401,346	—	—	401,346
Short-Term Investment	—	13,155	—	13,155
Money Market Fund	1,869	—	—	1,869

Total Investments	403,215	13,155	—	416,370

Large Cap Quantitative Equity Fund
Common Stocks[1]	18,207	—	—	18,207
Money Market Fund	182	—	—	182

Total Investments	18,389	—	—	18,389

Large Cap Value Equity Fund
Common Stocks[1]	1,113,201	—	—	1,113,201
Short-Term Investment	—	6,572	—	6,572
Money Market Fund	25,457	—	—	25,457

Total Investments	1,138,658	6,572	—	1,145,230

Mid-Cap Core Equity Fund
Common Stocks[1]	80,711	—	—	80,711
Short-Term Investment	—	2,109	—	2,109
Money Market Fund	1,001	—	—	1,001

Total Investments	81,712	2,109	—	83,821

Mid-Cap Value Equity Fund
Common Stocks[1]	816,812	—	—	816,812
Money Market Fund	19,981	—	—	19,981

Total Investments	836,793	—	—	836,793

Real Estate 130/30 Fund
Common Stocks[1]	13,284	—	—	13,284
Short-Term Investment	—	112	—	112

Total Investments	13,284	112	—	13,396

Common Stocks Sold Short[1]	(1,061)	—	—	(1,061)

		Level 2 — Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Select Large Cap Growth Stock Fund
Common Stocks[1]	89,929	—	—	89,929
Money Market Fund	2,647	—	—	2,647

Total Investments	92,576	—	—	92,576

Small Cap Growth Stock Fund
Common Stocks[1]	319,845	—	—	319,845
Warrant[1]	—	—	—	—
Short-Term Investment	—	36,403	—	36,403
Money Market Fund	11,742	—	—	11,742

Total Investments	331,587	36,403	—	367,990

Small Cap Value Equity Fund
Common Stocks[1]	619,638	—	—	619,638
Short-Term Investment	—	49,379	—	49,379
Money Market Fund	14,337	—	—	14,337

Total Investments	633,975	49,379	—	683,354

U.S. Equity 130/30 Fund
Common Stocks[1]	14,824	—	—	14,824
Short-Term Investment	—	95	—	95

Total Investments	14,824	95	—	14,919

Common Stocks Sold Short[1]	(3,627)	—	—	(3,627)

Aggressive Growth Allocation Strategy
Equity Funds	23,625	—	—	23,625
Exchange Traded Funds	775	—	—	775
Money Market Fund	239	—	—	239

Total Investments	24,639	—	—	24,639

Conservative Allocation Strategy
Equity Funds	4,378	—	—	4,378
Fixed Income Funds	10,434	—	—	10,434
Exchange Traded Funds	728	—	—	728
Money Market Fund	2,033	—	—	2,033

Total Investments	17,573	—	—	17,573

Growth Allocation Strategy
Equity Funds	43,506	—	—	43,506
Fixed Income Funds	16,739	—	—	16,739
Exchange Traded Funds	2,428	—	—	2,428
Money Market Fund	1,454	—	—	1,454

Total Investments	64,127	—	—	64,127

Moderate Allocation Strategy
Equity Funds	71,102	—	—	71,102
Fixed Income Funds	64,710	—	—	64,710
Exchange Traded Funds	4,991	—	—	4,991
Money Market Fund	1,362	—	—	1,362

Total Investments	142,165	—	—	142,165

Corporate Bond Fund
Corporate Bonds[1]	—	173,085	—	173,085
Short-Term Investment	—	5,223	—	5,223

Total Investments	—	178,308	—	178,308

Georgia Tax-Exempt Bond Fund
Municipal Bonds[3]	—	219,341	—	219,341
Money Market Funds	4,327	—	—	4,327

Total Investments	4,327	219,341	—	223,668

High Grade Municipal Bond Fund
Municipal Bonds[3]	—	57,752	—	57,752
Money Market Fund	5,041	—	—	5,041

Total Investments	5,041	57,752	—	62,793

High Income Fund
Bank Loans[1]	—	7,733	—	7,733
Common Stocks [1]	3,402	—	—	3,402
Corporate Bonds[1]	—	129,302	—	129,302
Convertible Corporate Bonds[1]	—	2,566	—	2,566
Preferred Stocks[1]	1,702	—	—	1,702
Units[1]	—	410	—	410
Short-Term Investment	—	18,972	—	18,972
Money Market Fund	19,125	—	—	19,125

Total Investments	24,229	158,983	—	183,212

Intermediate Bond Fund
Collateralized Mortgage Obligations	—	18,942	—	18,942
Bank Loans[1]	—	19,105	—	19,105
Corporate Bonds[1]	—	650,982	—	650,982
Convertible Corporate Bonds[1]	—	294	—	294
U.S. Government Agency Mortgages	—	510	—	510
U.S. Treasury Obligations	—	856,141	—	856,141
Preferred Stock[1]	199	—	—	199
Units[1]	—	170	—	170
Short-Term Investment	—	3,837	—	3,837
Money Market Fund	250,491	—	—	250,491

Total Investments	250,690	1,549,981	—	1,800,671

Other Financial Instruments[2]
Credit Default Swap Agreements	—	(8,339)	—	382
Interest Rate Swap	—	40	—	40
Forward Foreign Currency Contracts	—	842	—	842

		Level 2 — Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Investment Grade Bond Fund
Collateralized Mortgage Obligations	—	4,862	—	4,862
Bank Loans[1]	—	5,280	—	5,280
Corporate Bonds[1]	—	197,318	—	197,318
Convertible Corporate Bonds[1]	—	121	—	121
U.S. Government Agency Mortgages	—	171	—	171
U.S. Treasury Obligations	—	185,935	—	185,935
Units[1]	—	51	—	51
Preferred Stock[1]	55	—	—	55
Short-Term Investment	—	542	—	542
Money Market Fund	59,700	—	—	59,700

Total Investments	59,755	394,280	—	454,035

Other Financial Instruments[2]
Credit Default Swap Agreements	—	(2,108)	—	94
Interest Rate Swap	—	11	—	11
Forward Foreign Currency Contracts	—	214	—	214

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds[3]	—	1,071,693	—	1,071,693
Money Market Funds	40,074	—	—	40,074

Total Investments	40,074	1,071,693	—	1,111,767

Limited Duration Fund
Asset-Backed Securities[1]	—	5,076	—	5,076
Collateralized Mortgage Obligations	—	14,754	—	14,754
Money Market Fund	1,863	—	—	1,863

Total Investments	1,863	19,830	—	21,693

Limited-Term Federal Mortgage Securities Fund
Asset-Backed Security[1]	—	81	—	81
Collateralized Mortgage Obligations	—	4,735	—	4,735
U.S. Government Agency Mortgages	—	23,322	—	23,322
U.S. Treasury Obligation	—	2,750	—	2,750
Money Market Fund	14,297	—	—	14,297

Total Investments	14,297	30,888	—	45,185

Maryland Municipal Bond Fund
Municipal Bonds[3]	—	28,570	—	28,570
Money Market Fund	1,071	—	—	1,071

Total Investments	1,071	28,570	—	29,641

North Carolina Tax-Exempt Bond Fund
Municipal Bonds[3]	—	53,238	—	53,238
Money Market Fund	3,092	—	—	3,092

Total Investments	3,092	53,238	—	56,330

Seix Floating Rate High Income Fund
Bank Loans[1]	—	1,155,027	—	1,155,027
Common Stocks[1]	7,637	—	—	7,637
Corporate Bonds[1]	—	158,491	—	158,491
Convertible Corporate Bonds[1]	—	1,330	—	1,330
Preferred Stock[1]	338	—	—	338
Money Market Fund	147,848	—	—	147,848

Total Investments	155,823	1,314,848	—	1,470,671

Seix Global Strategy Fund
U.S. Treasury Obligations	—	2,301	—	2,301
Money Market Fund	29,537	—	—	29,537

Total Investments	29,537	2,301	—	31,838

Other Financial Instruments[2]
Credit Default Swap Agreements	—	(670)	—	(16)
Interest Rate Swap	—	7	—	7
Forward Foreign Currency Contracts	—	(193)	—	(193)

Seix High Yield Fund
Bank Loans[1]	—	14,342	—	14,342
Corporate Bonds[1]	—	1,440,667	—	1,440,667
Convertible Corporate Bonds[1]	—	10,045	—	10,045
Preferred Stock[1]	4,075	—	—	4,075
Units[1]	—	3,582	—	3,582
Short-Term Investment	—	89,722	—	89,722
Money Market Fund	53,848	—	—	53,848

Total Investments	57,923	1,558,358	—	1,616,281

Short-Term Bond Fund
Certificate of Deposits[1]	—	5,050	—	5,050
Asset-Backed Securities[1]	—	37,031	—	37,031
Collateralized Mortgage Obligations	—	68,125	—	68,125
Corporate Bonds[1]	—	243,279	—	243,279
Municipal Bonds[3]	—	4,923	—	4,923
U.S. Government Agencies	—	26,578	—	26,578
U.S. Government Agency Mortgages	—	46,149	—	46,149
U.S. Treasury Obligations	—	54,698	—	54,698
Short-Term Investment	—	1,940	—	1,940
Money Market Funds	21,173	—	—	21,173

Total Investments	21,173	487,773	—	508,946

		Level 2 — Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	—	39,764	—	39,764
Money Market Fund	1,472	—	—	1,472

Total Investments	1,472	39,764	—	41,236

Total Return Bond Fund
Asset-Backed Securities[1]	—	6,246	—	6,246
Collateralized Mortgage Obligations	—	89,835	—	89,835
Bank Loans[1]	—	9,337	—	9,337
Corporate Bonds[1]	—	229,148	—	229,148
Convertible Corporate Bonds[1]	—	168	—	168
U.S. Government Agency Mortgages	—	177,360	—	177,360
U.S. Treasury Obligations	—	233,872	—	233,872
Preferred Stock[1]	97	—	—	97
Units[1]	—	87	—	87
Short Term Investment	—	1,457	—	1,457
Money Market Fund	227,991	—	—	227,991

Total Investments	228,088	747,510	—	975,598

Other Financial Instruments[2]
Credit Default Swap Agreements	—	(3,799)	—	177
Interest Rate Swap	—	18	—	18
Forward Foreign Currency Contracts	—	416	—	416

Ultra-Short Bond Fund
Asset-Backed Securities[1]	—	7,522	—	7,522
Certificates of Deposit[1]	—	1,745	—	1,745
Collateralized Mortgage Obligations	—	26,826	—	26,826
Corporate Bonds[1]	—	39,819	—	39,819
Municipal Bonds[3]	—	994	—	994
U.S. Government Agencies	—	8,444	—	8,444
U.S. Government Agency Mortgages	—	22,572	—	22,572
U.S. Treasury Obligations	—	3,124	—	3,124
Short-Term Investment	—	637	—	637
Money Market Fund	1,214	—	—	1,214

Total Investments	1,214	111,683	—	112,897

U.S. Government Securities Fund
U.S. Treasury Obligations	—	69,175	—	69,175
Money Market Fund	1,747	—	—	1,747

Total Investments	1,747	69,175	—	70,922

U.S. Government Securities Ultra-Short Bond Fund
Collateralized Mortgage Obligations	—	452,835	—	452,835
U.S. Government Agency	—	9,511	—	9,511
U.S. Government Agency Mortgages	—	896,679	—	896,679
Repurchase Agreement	—	175,000	—	175,000
Money Market Fund	2,536	—	—	2,536

Total Investments	2,536	1,534,025	—	1,536,561

Virginia Intermediate Municipal Bond Fund
Municipal Bonds[3]	—	202,502	—	202,502
Money Market Fund	5,589	—	—	5,589

Total Investments	5,589	202,502	—	208,091

Prime Quality Money Market Fund
Certificates of Deposit[1]	—	720,000	—	720,000
Commercial Paper[1]	—	1,968,413	—	1,968,413
Corporate Bonds[1]	—	122,074	—	122,074
Municipal Bonds[3]	—	640,355	—	640,355
U.S. Government Agencies	—	192,799	—	192,799
Repurchase Agreements	—	268,511	—	268,511
Money Market Funds	400,950	—	—	400,950
Time Deposits	—	174,062	—	174,062

Total Investments	400,950	4,086,214	—	4,487,164

Tax-Exempt Money Market Fund
Commercial Paper[1]	—	192,245	—	192,245
Municipal Bonds[3]	—	1,309,470	—	1,309,470
Money Market Funds	3,144	—	—	3,144

Total Investments	3,144	1,501,715	—	1,504,859

U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	401,901	—	401,901
Repurchase Agreements	—	337,148	—	337,148
Money Market Funds	84,000	—	—	84,000

Total Investments	84,000	739,049	—	823,049

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	611,513	—	611,513
Repurchase Agreements	—	429,112	—	429,112

Total Investments	—	1,040,625	—	1,040,625

Virginia Tax-Free Money Market Fund
Municipal Bonds[3]	—	281,203	—	281,203
Money Market Funds	10,809	—	—	10,809

Total Investments	10,809	281,203	—	292,012

		Level 2 — Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Institutional Cash Management Money Market Fund
Certificates of Deposit[1]	—	414,700	—	414,700
Commercial Paper[1]	—	1,186,287	—	1,186,287
Corporate Bonds[1]	—	84,781	—	84,781
Municipal Bonds[3]	—	384,670	—	384,670
U.S. Government Agencies	—	101,249	—	101,249
Short-Term Investment	—	2,163	—	2,163
Money Market Funds	430,000	—	—	430,000
Time Deposits	—	159,009	—	159,009

Total Investments	430,000	2,332,859	—	2,762,859

Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds[3]	—	98,311	—	98,311
Money Market Funds	4,021	—	—	4,021

Total Investments	4,021	98,311	—	102,332

Institutional U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	1,195,624	—	1,195,624
Repurchase Agreements	—	656,170	—	656,170
Money Market Funds	185,000	—	—	185,000

Total Investments	185,000	1,851,794	—	2,036,794

Institutional U.S. Treasury Securities Money Market Fund
U.S. Treasury Obligations	—	1,653,170	—	1,653,170
Repurchase Agreements	—	1,036,335	—	1,036,335
Money Market Fund	50,000	—	—	50,000

Total Investments	50,000	2,689,505	—	2,739,505

[1]	Please see the Schedules of Portfolio of Investments for Sector or Country Classification.

[2]	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swap agreements, interest rate swap agreements, forward foreign currency contracts and futures.

[3]	Please see the Schedules of Portfolio of Investments for State Classification.
Amount designated as “—” are $0 or have been rounded to $0.
For the quarter ended June 30, 2010, there were no Level 3 securities in the Funds.
Recent Accounting Pronouncements — In January 2010, Financial Accounting Standards Board issued Accounting Standards Updated (“ASU”) 2010-06 to Accounting Standards Codification (“ASC”) Topic 820-10, “Fair Value Measurements and Disclosures — Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurement for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2, or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.
Security Transactions—Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

Derivative and Hedging Instruments—The Funds have enhanced disclosures about the Funds’ derivative and hedging activities addressing how such activities are accounted for and their effect on the Funds’ financial position, performance and cashflow.
Foreign Currency Translation—The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Forward Foreign Currency Contracts—Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Forward foreign currency contracts are presented within the Funds’ Schedules.
Futures Contracts—Each Fund (except the Money Market Funds) is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. Realized gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished.
Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Swap Agreements— Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to fulfill their obligations under the agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of counterparty to a swap agreement.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and are included in Swap Agreements, at value listed in the Schedules. These upfront receipts and payments are amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owed to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into credit default swap (“CDS”) agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. CDS agreements are a specific kind of counterparty agreement designed to transfer the third-party credit risk between parties. One party to the CDS agreement is a lender and faces credit risk from a third party, while the counterparty to the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).
If a credit event (e.g., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third-party from the insured party. If a Fund is providing insurance, the maximum potential liability to which a Fund is subject is the notional amount of the swap agreement as reflected in the Schedules. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if a Fund has also purchased a credit default swap where the referenced obligation of the third-party is identical. The credit default swaps are presented with the Funds’ Schedules.
A Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain a Fund’s ability to generate income at prevailing market rates, a Fund may enter into interest rate swap (“IRS”) agreements. IRS agreements involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of IRS agreements include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.
Real Estate Investment Trusts—Certain of the Funds may own shares of real estate investment trusts (“REITs”).
Securities Lending—Each Fund (except the Allocation Strategies and Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the market value of the total assets of the Fund excluding cash collateral or (ii) 33.33% of the market value of the total assets of the Fund including any cash collateral posted. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.
Cash collateral received in connection with securities lending is invested in the RidgeWorth Funds Securities Lending Joint Account (the “ joint account”) managed by RidgeWorth Capital Management, Inc. The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.
At June 30, 2010, the joint account received cash collateral from the Funds which was pooled and invested in the following securities. Each of the Funds participating in securities lending at that date owned a pro-rata portion of the assets and liabilities listed below (in thousands, except Shares):

	Shares or
	Principal
	Amount($)	Value($)
Barclays Bank Time Deposit, 0.100%, 07/01/10(a)(b)	13,005	13,005
BNP Paribas Time Deposit, 0.040%, 07/01/10(a)(b)	13,261	13,261
Calyon Time Deposit, 0.030%, 07/01/10(a)(b)	13,186	13,186
Societe Generale Time Deposit, 0.050%, 07/01/10(a)(b)	12,537	12,537
Bank of America Repurchase Agreement, 0.010%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $10,000 (collateralized by Federal Home Loan Bank; 0.700%, due 09/02/11; total market value $10,023)	10,000	10,000
Wells Fargo Repurchase Agreement, 0.080%, dated 06/30/10 to be repurchased on 07/01/10, repurchase price $50,000 (collateralized by Federal Home Loan Bank; 1.500%, due 12/10/10; total market value $50,042)	50,000	50,000
Goldman Sachs Financial Square Funds — Government Fund	60,000,000	60,000
JPMorgan U.S. Government Money Market Fund	60,243,587	60,244
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	40,000,000	40,000

Total Investments (Cost $272,233)		272,233
Amount due to Lending Agent		(21)

Net Investment Value		272,212

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.

(b)	The date shown reflects the next interest rate reset date.

(c)	Affiliated investment.
Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third-party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis—Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules.

TBA Purchase Commitments—The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” TBA purchase commitments are presented within the Funds’ Schedules.
Mortgage Dollar Rolls—The Funds may enter into mortgage dollar rolls (principally using TBAs) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of June 30, 2010, there were no open mortgage dollar rolls.
Bank Loans— Certain of the Funds may invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedules. At June 30, 2010, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Short Sales—The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Liabilities for securities sold short are reported at market value in the Schedules. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying Schedules. Short selling involves the risk of potentially unlimited increases in the market value of the security sold short, which could result in potentially unlimited losses for the Fund.
Restricted Securities—Certain of the Funds’ investments are restricted as to resale. As of June 30, 2010, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise in each Fund’s Schedules.
Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.
3. Federal Tax Information
At June 30, 2010, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal tax purposes were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)

Aggressive Growth Stock Fund	68,586	31,520	(4,035)	27,485
Emerging Growth Stock Fund	10,744	4,892	(447)	4,445
International Equity 130/30 Fund	119,798	2,733	(16,685)	(13,952)
International Equity Fund	242,213	26,714	(35,676)	(8,962)
International Equity Index Fund	670,481	151,856	(80,512)	71,344
Large Cap Core Equity Fund	388,298	54,059	(29,502)	24,557
Large Cap Growth Stock Fund	357,954	78,256	(19,840)	58,416
Large Cap Quantitative Equity Fund	19,866	544	(2,021)	(1,477)
Large Cap Value Equity Fund	1,122,537	82,954	(60,261)	22,693
Mid-Cap Core Equity Fund	80,172	10,141	(6,492)	3,649
Mid Cap Value Equity Fund	892,580	16,714	(72,501)	(55,787)
Real Estate 130/30 Fund	11,842	1,646	(1,153)	493
Select Large Cap Growth Stock Fund	83,761	13,774	(4,959)	8,815
Small Cap Growth Stock Fund	348,148	52,372	(32,530)	19,842
Small Cap Value Equity Fund	672,752	47,000	(36,398)	10,602
U.S. Equity 130/30 Fund	12,102	803	(1,613)	(810)
Aggressive Growth Allocation Strategy	27,059	699	(3,119)	(2,420)
Conservative Allocation Strategy	17,217	882	(526)	356
Growth Allocation Strategy	65,192	3,256	(4,321)	(1,065)
Moderate Allocation Strategy	142,003	8,109	(7,947)	162
Corporate Bond Fund	166,375	12,095	(162)	11,933
Georgia Tax-Exempt Bond Fund	216,405	7,656	(393)	7,263
High Grade Municipal Bond Fund	58,695	4,098	—	4,098
High Income Fund	181,278	6,433	(4,499)	1,934
Intermediate Bond Fund	1,733,840	71,616	(4,785)	66,831
Investment Grade Bond Fund	429,790	25,185	(940)	24,245
Investment Grade Tax-Exempt Bond Fund	1,073,964	38,359	(556)	37,803
Limited Duration Fund	21,578	124	(9)	115
Limited-Term Federal Mortgage Securities Fund	44,320	865	—	865
Maryland Municipal Bond Fund	28,137	1,504	—	1,504
North Carolina Tax-Exempt Bond Fund	54,447	1,913	(30)	1,883
Seix Floating Rate High Income Fund	1,465,104	32,095	(26,528)	5,567
Seix Global Strategy Fund	31,838	—	—	—
Seix High Yield Fund	1,572,087	66,668	(22,474)	44,194
Short-Term Bond Fund	500,445	9,810	(1,309)	8,501
Short-Term U.S. Treasury Securities Fund	40,364	874	(2)	872
Total Return Bond Fund	943,871	33,819	(2,092)	31,727
Ultra-Short Bond Fund	112,428	764	(299)	465
U.S. Government Securities Fund	67,386	3,537	(1)	3,536
U.S. Government Securities Ultra-Short Bond Fund	1,530,348	7,889	(1,676)	6,213
Virginia Intermediate Municipal Bond Fund	197,763	10,412	(84)	10,328
Prime Quality Money Market Fund	4,487,164	—	—	—
Tax-Exempt Money Market Fund	1,504,859	—	—	—
U.S. Government Securities Money Market Fund	823,049	—	—	—
U.S. Treasury Money Market Fund	1,040,625	—	—	—
Virginia Tax-Free Money Market Fund	292,012	—	—	—
Institutional Cash Management Money Market Fund	2,762,859	—	—	—
Institutional Municipal Cash Reserve Money Market Fund	102,332	—	—	—
Institutional U.S. Government Securities Money Market Fund	2,036,794	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	2,739,505	—	—	—
Amounts designated as “—” are $0 or have been rounded to $0.
4. Risks
Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Real Estate 130/30 Fund invests a substantial portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by that Fund.
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
Certain of the Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Certain of the Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RidgeWorth Funds

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Funds

Date 08/25/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, RidgeWorth Funds

Date 08/25/2010

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Funds

Date 08/25/2010